                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-09491
                                   ---------------------------------------------
             USAllianz Variable Insurance Products Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
             5701 Golden Hills Dr., Minneapolis, MN 55416-1297
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)
             BISYS Fund Services, Inc., 3435 Stelzer Rd., Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code:  800-624-0197
                                                   -----------------------------

Date of fiscal year end:     December 31, 2005
                        --------------------------------------------------------

Date of reporting period:    June 30, 2005
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                   USAZ(R) AIM
                                BASIC VALUE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ AIM Basic Value Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ AIM Basic Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ AIM Basic Value Fund.................    $1,000.00        $997.30           $5.94               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ AIM Basic Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ AIM Basic Value Fund.................    $1,000.00       $1,018.84          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ AIM Basic Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ AIM BASIC VALUE FUND                   NET ASSETS*
   -------------------------                   ------------
   Banking/Financial Services................      17.0%
   Electronics...............................       6.2
   Health Care...............................      16.5
   Insurance.................................       6.3
   Manufacturing.............................      12.9
   Oil/Gas...................................       7.3
   Pharmaceuticals...........................       4.5
   Retail/Wholesale..........................       7.6
   Services..................................      16.2
   Travel/Entertainment......................       2.2
   Short-Term Investments....................      20.5
                                                  -----
                                                  117.2%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (96.7%):
Banking/Financial Services (17.0%):
   132,800   Bank of New York Company,
               Inc. .....................  $  3,821,984
   100,800   Citigroup, Inc. ............     4,659,984
    91,800   Fannie Mae..................     5,361,119
    60,350   H&R Block, Inc. ............     3,521,423
   149,508   J.P. Morgan Chase & Co. ....     5,280,622
    61,400   Merrill Lynch & Company,
               Inc. .....................     3,377,614
    70,700   Morgan Stanley..............     3,709,629
                                           ------------
                                             29,732,375
                                           ------------
Electronics (6.2%):
   216,550   Computer Associates
               International, Inc. ......     5,950,793
    49,250   Motorola, Inc. .............       899,305
    74,050   Novellus Systems, Inc.*.....     1,829,776
    87,050   Philips Electronics NV(+)...     2,192,790
                                           ------------
                                             10,872,664
                                           ------------
Health Care (16.5%):
   123,450   Cardinal Health, Inc.(+)....     7,108,251
    74,300   HCA, Inc.(+)................     4,210,581
   120,300   McKesson Corp. .............     5,388,237
    73,364   Sanofi-Aventis..............     6,008,709
   117,500   UnitedHealth Group, Inc. ...     6,126,450
                                           ------------
                                             28,842,228
                                           ------------
Insurance (6.3%):
    85,350   ACE, Ltd.(+)................     3,827,948
   112,400   Genworth Financial, Inc.,
               Class A...................     3,397,852
    30,100   MGIC Investment Corp.(+)....     1,963,122
    38,450   Radian Group, Inc. .........     1,815,609
                                           ------------
                                             11,004,531
                                           ------------
Manufacturing (12.9%):
    94,350   American Standard Companies,
               Inc. .....................     3,955,152
    58,500   Honeywell International,
               Inc. .....................     2,142,855
    20,000   Lexmark International, Inc.,
               Class A*..................     1,296,600
   105,800   Masco Corp.(+)..............     3,360,208
    49,100   Mattel, Inc. ...............       898,530
    27,800   Parker Hannifin Corp. ......     1,723,878
   226,350   Tyco International,
               Ltd.(+)...................     6,609,420
    40,000   Unilever NV.................     2,590,536
                                           ------------
                                             22,577,179
                                           ------------
Oil/Gas (7.3%):
    28,600   ENSCO International,
               Inc. .....................     1,022,450
   109,700   Halliburton Co. ............     5,245,854
    72,300   Transocean, Inc.*...........     3,902,031
    46,200   Weatherford International,
               Ltd.(+)*..................     2,678,676
                                           ------------
                                             12,849,011
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals (4.5%):
   159,300   Pfizer, Inc. ...............  $  4,393,494
    78,000   Wyeth.......................     3,471,000
                                           ------------
                                              7,864,494
                                           ------------
Retail/Wholesale (7.6%):
   156,550   Gap, Inc. ..................     3,091,863
   179,650   Kroger Co.*.................     3,418,739
    21,800   Molson Coors Brewing Co.,
               Class B...................     1,351,600
    94,100   Safeway, Inc.(+)............     2,125,719
    62,100   Target Corp. ...............     3,378,861
                                           ------------
                                             13,366,782
                                           ------------
Services (16.2%):
   181,550   Cendant Corp. ..............     4,061,274
   140,300   Ceridian Corp.(+)*..........     2,733,044
   130,600   First Data Corp. ...........     5,242,284
   318,150   Interpublic Group of
               Companies, Inc.(+)* ......     3,875,067
    56,900   Omnicom Group, Inc. ........     4,544,034
   167,700   Waste Management, Inc. .....     4,752,618
    86,700   Waters Corp.*...............     3,222,639
                                           ------------
                                             28,430,960
                                           ------------
Travel/Entertainment (2.2%):
   149,900   Walt Disney Co. ............     3,774,482
                                           ------------
  Total Common Stocks
    (Cost $147,226,560)                     169,314,706
                                           ------------
DEPOSIT ACCOUNT (5.8%):
10,111,689   NTRS London Deposit
               Account...................    10,111,689
                                           ------------
  Total Deposit Account
    (Cost $10,111,689)                       10,111,689
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (14.7%):
25,700,804   Northern Trust Liquid
               Institutional Asset
               Portfolio.................    25,700,804
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $25,700,804)                       25,700,804
                                           ------------
  Total Investments
    (Cost $183,039,053)(a)--117.2%          205,127,199
  Net Other Assets/(Liabilities)--(17.2)%   (30,035,623)
                                           ------------
  Net Assets--100.0%                       $175,091,576
                                           ============

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $25,218,140
    Unrealized depreciation...................   (3,280,066)
                                                -----------
    Net unrealized appreciation...............  $21,938,074
                                                ===========

   The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     -----------
    United States.............................     95.2%
    France....................................      3.4%
    Netherlands...............................      1.4%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                USAZ AIM
                                                              BASIC VALUE
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $183,039,053
                                                              ============
Investments, at value*......................................  $205,127,199
Foreign currency, at value (cost $1)........................             1
Dividends receivable........................................       111,507
Receivable for investments sold.............................       992,134
Reclaim receivable..........................................        10,658
Prepaid expenses............................................           974
                                                              ------------
  Total Assets..............................................   206,242,473
                                                              ------------

LIABILITIES
Payable for investments purchased...........................     5,279,556
Payable for return of collateral received...................    25,700,804
Manager fees payable........................................       112,318
Distribution fees payable...................................        35,999
Other accrued liabilities...................................        22,220
                                                              ------------
  Total Liabilities.........................................    31,150,897
                                                              ------------
NET ASSETS..................................................  $175,091,576
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $146,264,586
  Undistributed net investment income/(loss)................       139,785
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................     6,599,219
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................    22,087,986
                                                              ------------
NET ASSETS..................................................  $175,091,576
                                                              ============
Shares of beneficial interest...............................    15,609,809
Net Asset Value (offering and redemption price per share)...  $      11.22
                                                              ============

------------
*  Includes securities on loan of $25,646,601.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                               USAZ AIM
                                                              BASIC VALUE
                                                                 FUND
                                                              -----------
INVESTMENT INCOME:
Dividends...................................................  $ 1,189,780
Income from securities lending..............................        7,931
Foreign withholding tax.....................................      (38,048)
                                                              -----------
     Total Investment Income................................    1,159,663
                                                              -----------
EXPENSES:
Manager fees................................................      638,243
Administration fees.........................................       70,471
Distribution fees...........................................      212,748
Audit fees..................................................        8,044
Custodian fees..............................................       12,822
Legal fees..................................................       11,849
Shareholder reports.........................................       15,370
Trustees' fees..............................................        7,009
Recoupment of prior expenses reimbursed by the Manager......       29,708
Other expenses..............................................       14,142
                                                              -----------
     Total expenses.........................................    1,020,406
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................      139,257
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................    2,486,813
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................   (3,162,924)
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (676,111)
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $  (536,854)
                                                              ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          USAZ AIM
                                                                      BASIC VALUE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    139,257      $     (2,571)
  Net realized gains/(losses) on investments and foreign
     currency...............................................       2,486,813         4,534,832
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currency.......................      (3,162,924)       10,350,066
                                                                ------------      ------------
  Change in net assets from operations......................        (536,854)       14,882,327
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      12,385,190        75,641,881
  Cost of shares redeemed...................................      (7,248,191)      (11,264,451)
                                                                ------------      ------------
  Change in net assets from capital transactions............       5,136,999        64,377,430
                                                                ------------      ------------
  Change in net assets......................................       4,600,145        79,259,757
NET ASSETS:
  Beginning of period.......................................     170,491,431        91,231,674
                                                                ------------      ------------
  End of period.............................................    $175,091,576      $170,491,431
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    139,785      $        528
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       1,114,406         7,279,769
  Shares redeemed...........................................        (659,666)       (1,109,665)
                                                                ------------      ------------
  Change in shares..........................................         454,740         6,170,104
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED
                                                    SIX MONTHS ENDED      DECEMBER 31,      MAY 1, 2002 TO
                                                        JUNE 30,       ------------------    DECEMBER 31,
                                                          2005           2004      2003        2002(A)
                                                    ----------------   --------   -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.25       $  10.15   $  7.63      $ 10.00
                                                        --------       --------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.01             --     (0.01)        0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         (0.04)          1.10      2.53        (2.37)
                                                        --------       --------   -------      -------
  Total from Investment Activities................         (0.03)          1.10      2.52        (2.36)
                                                        --------       --------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --             --        --        (0.01)
                                                        --------       --------   -------      -------
  Total Dividends.................................            --             --        --        (0.01)
                                                        --------       --------   -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  11.22       $  11.25   $ 10.15      $  7.63
                                                        ========       ========   =======      =======
TOTAL RETURN*(b)..................................         (0.27)%        10.84%    33.03%      (23.64)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $175,092       $170,491   $91,232      $20,776
Net Investment Income/(Loss)(c)...................          0.16%          0.00%    (0.10)%       0.22%
Expenses Before Waivers/Reimbursements**(c).......          1.20%(d)       1.20%     1.28%        2.19%
Expenses Net of Waivers/Reimbursements(c).........          1.20%(d)       1.17%     1.10%        1.10%
Portfolio Turnover Rate...........................          4.72%         15.47%    17.11%       13.05%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ AIM Basic Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM Basic Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ AIM Basic Value Fund...................................  $26,428,912      $25,646,601

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represented short term instruments from Banco Santander Central Hispano SA at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM Basic Value Fund...................................     0.75%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ AIM Basic Value Fund...................................   $49,174      $86,591      $29,252

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $6,104 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ AIM Basic Value Fund...................................  $12,435,275   $7,820,444

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS
FUND SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                SANNRPT0605 8/05

                                   USAZ(R) AIM
                            INTERNATIONAL EQUITY FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statements of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                       Notes to the Financial Statements
                                    Page 10

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ AIM International Equity Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ AIM International Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                            BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                                             1/1/05          6/30/05      1/1/05 - 6/30/05    1/1/05 - 6/30/05
                                                          -------------   -------------   ----------------    ----------------
   USAZ AIM International Equity Fund...................    $1,000.00       $1,009.50           $7.22               1.45%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ AIM International Equity Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                           BEGINNING         ENDING         EXPENSE PAID        EXPENSE RATIO
                                                         ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*       DURING PERIOD
                                                            1/1/05          6/30/05       1/1/05 - 6/30/05    1/1/05 - 6/30/05
                                                         -------------   --------------   ----------------    ----------------
   USAZ AIM International Equity Fund..................    $1,000.00       $1,017.60            $7.25               1.45%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ AIM International Equity Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ AIM INTERNATIONAL EQUITY FUND          NET ASSETS*
   ----------------------------------          -----------
   Airlines..................................       0.4%
   Automobiles...............................       4.1
   Banking/Financial Services................      13.1
   Beverages.................................       2.5
   Chemicals.................................       2.9
   Computers.................................       3.4
   Construction..............................       5.7
   Electronics...............................       6.8
   Food......................................       0.6
   Health Care...............................       2.4
   Insurance.................................       4.0
   Manufacturing.............................       8.2
   Media.....................................       1.9
   Metals/Mining.............................       1.5
   Oil/Gas...................................       8.2
   Pharmaceuticals...........................       3.3
   Real Estate...............................       1.3
   Retail/Wholesale..........................      10.0
   Services..................................       7.2
   Telecommunications........................       4.0
   Tobacco...................................       1.8
   Transportation............................       1.0
   Short-Term Investments....................      20.0
                                                  -----
                                                  114.3%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (94.3%):
Airlines (0.4%):
    53,000   Singapore Airlines, Ltd. ...  $    351,771
                                           ------------
Automobiles (4.1%):
    43,200   Nissan Motor Company,
               Ltd. .....................       425,388
       660   Porsche AG..................       494,867
    29,200   Toyota Motor Corp. .........     1,044,253
    24,550   Volvo AB, B Shares..........       996,516
    41,900   Yamaha Motor Company,
               Ltd. .....................       762,876
                                           ------------
                                              3,723,900
                                           ------------
Banking/Financial Services (13.1%):
     7,710   Alpha Bank AE...............       205,522
   131,214   Anglo Irish Bank Corp.,
               plc.......................     1,627,622
    96,300   Banca Intesa SpA............       439,478
    21,240   BNP Paribas SA..............     1,452,763
    47,000   DBS Group Holdings, Ltd. ...       397,803
    15,100   EFG Eurobank Ergasias.......       463,896
    11,900   HDFC Bank, Ltd. ............       553,469
    14,335   KBC
             Bankverzekeringsholding(+)...    1,130,168
     3,700   ORIX Corp. .................       553,402
    33,200   OTP Bank Rt. ...............     1,121,798
    18,864   Royal Bank of Scotland Group
               plc.......................       568,303
    10,610   Societe Generale............     1,075,169
    49,066   Standard Bank Group,
               Ltd. .....................       474,563
    18,250   UBS AG, Registered Shares...     1,420,277
    59,000   United Overseas Bank,
               Ltd. .....................       496,533
                                           ------------
                                             11,980,766
                                           ------------
Beverages (2.5%):
    77,700   Coca-Cola Amatil, Ltd.(+)...       465,813
     3,600   Companhia de Bebidas das
               Americas (Ambev)(+).......        91,656
    23,600   Companhia de Bebidas das
               Americas, ADR(+)..........       729,240
     6,332   Pernod-Richard SA(+)........     1,010,556
                                           ------------
                                              2,297,265
                                           ------------
Chemicals (2.9%):
     9,400   DSM NV......................       642,158
     4,600   Henkel KGaA(+)..............       411,158
    15,490   Syngenta AG.................     1,586,583
                                           ------------
                                              2,639,899
                                           ------------
Computers (3.4%):
   136,659   Hon Hai Precision Industry
               Company, Ltd. ............       707,595
    22,300   Infosys Technologies, Ltd.,
               ADR(+)....................     1,727,581
    18,500   Trend Micro, Inc. ..........       654,034
                                           ------------
                                              3,089,210
                                           ------------
Construction (5.7%):
    25,400   ACS Actividades Construccion
               y Servicios SA............       708,705
    20,600   Bouygues SA.................       850,737

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Construction, continued
    49,000   Daiwa House Industry
               Company, Ltd. ............  $    558,841
     6,316   Lafarge SA..................       573,390
   101,000   Sekisui Chemical Company,
               Ltd. .....................       692,966
    21,290   Vinci SA(+).................     1,771,778
                                           ------------
                                              5,156,417
                                           ------------
Electronics (6.8%):
    17,200   Canon, Inc. ................       901,167
    12,400   FANUC, Ltd. ................       786,023
    10,600   Hoya Corp. .................     1,218,043
     4,700   Keyence Corp. ..............     1,046,596
     5,000   Nidec Corp. ................       526,656
    19,100   OMRON Corp. ................       420,913
     1,510   Samsung Electronics Company,
               Ltd.......................       715,461
    58,656   Taiwan Semiconductor
               Manufacturing Company,
               Ltd., ADR(+)..............       534,939
                                           ------------
                                              6,149,798
                                           ------------
Food (0.6%):
    12,800   Royal Numico NV*(+).........       510,692
                                           ------------
Health Care (2.4%):
    11,100   Roche Holding AG............     1,399,815
     9,760   Sanofi-Aventis..............       799,370
                                           ------------
                                              2,199,185
                                           ------------
Insurance (4.0%):
    80,412   Aviva plc...................       893,122
    26,320   Manulife Financial Corp. ...     1,257,335
    20,000   Power Corporation of
               Canada....................       501,633
   120,700   Promina Group, Ltd. ........       430,852
    44,800   QBE Insurance Group,
               Ltd.(+)...................       544,967
                                           ------------
                                              3,627,909
                                           ------------
Manufacturing (8.2%):
    27,615   Assa Abloy AB, Class B(+)...       354,365
     6,900   Continental AG..............       496,322
    31,308   CRH plc.....................       823,178
    28,800   JSR Corp.(+)................       603,858
    10,130   MAN AG......................       420,123
    11,400   Nitto Denko Corp. ..........       648,607
     3,995   Puma AG Rudolf Dassler
               Sport.....................       987,465
    45,060   Reckitt Benckiser plc.......     1,324,490
     3,900   SMC Corp. ..................       423,092
    24,200   Suzuki Motor Corp. .........       379,295
    20,800   Takeda Chemical Industries,
               Ltd. .....................     1,028,672
                                           ------------
                                              7,489,467
                                           ------------

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Media (1.9%):
    89,920   Mediaset SpA................  $  1,058,632
    20,300   Vivendi Universal SA........       635,983
                                           ------------
                                              1,694,615
                                           ------------
Metals/Mining (1.5%):
   100,070   BHP Billiton plc(+).........     1,368,101
                                           ------------
Oil/Gas (8.2%):
    43,300   BP plc......................       450,449
    22,200   Canadian Natural Resources,
               Ltd. .....................       804,768
    20,300   Encana Corp. ...............       801,028
    72,800   Eni SpA.....................     1,869,823
    24,440   Suncor Energy, Inc. ........     1,155,752
    10,140   Technip SA..................       471,670
     8,430   Total SA....................     1,974,976
                                           ------------
                                              7,528,466
                                           ------------
Pharmaceuticals (3.3%):
    28,600   Astellas Pharma, Inc. ......       976,277
     6,600   Merck KGaA..................       530,408
    79,100   Shire Pharmaceuticals Group
               plc.......................       866,418
    20,420   Teva Pharmaceutical
               Industries, Ltd., ADR.....       635,879
                                           ------------
                                              3,008,982
                                           ------------
Real Estate (1.3%):
    70,000   Cheung Kong (Holdings),
               Ltd. .....................       679,055
    52,000   Sun Hung Kai Properties,
               Ltd.(+)...................       511,550
     5,600   United Overseas Land,
               Ltd. .....................         7,569
                                           ------------
                                              1,198,174
                                           ------------
Retail/Wholesale (10.0%):
     7,410   Adidas-Salomon AG(+)........     1,239,241
    34,400   Compagnie Financiere
               Richemont AG..............     1,153,069
    53,600   Enterprise Inns plc.........       798,740
    96,000   Esprit Holdings, Ltd. ......       690,961
    10,940   GUS plc.....................       172,056
    25,080   Industria de Diseno Textil
               SA........................       644,371
    31,920   Next plc....................       860,049
    23,400   Shoppers Drug Mart Corp. ...       811,969
     3,280   Swatch Group AG, Class B....       459,590
   276,646   Tesco plc...................     1,576,405
   184,200   Wal-Mart de Mexico SA de CV,
               Series V..................       750,038
                                           ------------
                                              9,156,489
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Services (7.2%):
    78,200   Brambles Industries,
               Ltd.(+)...................  $    484,377
    67,000   Capita Group plc............       440,313
    10,700   Grupo Ferrovial S.A.(+).....       687,635
     6,300   Grupo Televisa S.A., ADR....       391,167
    73,000   Hutchison Whampoa,
               Ltd.(+)...................       656,167
   185,600   International Power plc.....       684,918
    96,000   Keppel Corporation, Ltd. ...       710,359
    39,200   OPAP SA.....................     1,132,547
    22,910   TPG NV......................       580,343
    11,500   Veolia Environment..........       430,696
    32,070   William Hill plc............       308,712
                                           ------------
                                              6,507,234
                                           ------------
Telecommunications (4.0%):
    16,700   America Movil SA de CV, ADR,
               Series L(+)...............       995,487
   372,090   O2 plc*.....................       906,322
    26,164   Telefonica SA...............       427,377
    27,560   Telenor ASA.................       218,826
   436,190   Vodafone Group plc..........     1,060,334
                                           ------------
                                              3,608,346
                                           ------------
Tobacco (1.8%):
    61,070   Imperial Tobacco Group
               plc.......................     1,640,780
                                           ------------
Transportation (1.0%):
    15,825   Canadian National Railway
               Co. ......................       913,219
                                           ------------
  Total Common Stocks
    (Cost $76,359,555)                       85,840,685
                                           ------------
DEPOSIT ACCOUNT (9.6%):
 8,717,742   NTRS London Deposit
               Account...................     8,717,742
                                           ------------
  Total Deposit Account
    (Cost $8,717,742)                         8,717,742
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (10.4%):
 9,465,891   Northern Trust Liquid
               Institutional Asset
               Portfolio.................     9,465,891
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $9,465,891)                         9,465,891
                                           ------------
  Total Investments
    (Cost $94,543,188)(a)--114.3%           104,024,318
  Net Other Assets/(Liabilities)--(14.3)%   (13,032,464)
                                           ------------
    Net Assets--100.0%                     $ 90,991,854
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $9,945,207
    Unrealized depreciation...................    (553,651)
                                                ----------
    Net unrealized appreciation...............  $9,391,556
                                                ==========

  At June 30, 2005, the Fund's foreign currency exchange contracts were as follows:

                                                                 DELIVERY   CONTRACT     FAIR      UNREALIZED
   LONG                                                            DATE      AMOUNT     VALUE     APPRECIATION
   ----                                                          --------   --------   --------   ------------
   Deliver US Dollars in exchange for 895,389 Hong Kong
     Dollars...................................................  07/05/05   $115,189   $115,236       $47

  The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

   COUNTRY                                     PERCENTAGE
   -------                                     ----------
   Japan.....................................     14.4%
   United Kingdom............................     13.3%
   France....................................     11.7%
   United States.............................      9.6%
   Canada....................................      6.6%
   Switzerland...............................      6.4%
   Germany...................................      4.7%
   Italy.....................................      3.6%
   Australia.................................      3.5%
   Hong Kong.................................      2.7%
   Ireland...................................      2.6%
   Spain.....................................      2.6%
   Mexico....................................      2.3%
   Singapore.................................      2.1%
   India.....................................      2.0%
   Greece....................................      1.9%
   Netherlands...............................      1.8%
   Sweden....................................      1.4%
   Taiwan....................................      1.3%
   Belgium...................................      1.2%
   Hungary...................................      1.2%
   Brazil....................................      0.9%
   Korea.....................................      0.8%
   Israel....................................      0.7%
   South Africa..............................      0.5%
   Norway....................................      0.2%
                                                 ------
   Total.....................................    100.0%
                                                 ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                USAZ AIM
                                                              INTERNATIONAL
                                                                 EQUITY
                                                                  FUND
                                                              -------------
ASSETS
Investments, at cost........................................  $ 94,543,188
                                                              ============
Investments, at value*......................................  $104,024,318
Foreign currency, at value (cost $112,875)..................       112,500
Interest and dividends receivable...........................       117,924
Receivable for investments sold.............................       258,074
Receivable for forward foreign currency contracts...........            47
Reclaim receivable..........................................        21,660
Prepaid expenses............................................           485
                                                              ------------
  Total Assets..............................................   104,535,008
                                                              ------------

LIABILITIES
Payable for investments purchased...........................     3,936,032
Payable for return of collateral received...................     9,465,891
Manager fees payable........................................        57,777
Distribution fees payable...................................        17,563
Other accrued liabilities...................................        65,891
                                                              ------------
  Total Liabilities.........................................    13,543,154
                                                              ------------
NET ASSETS..................................................  $ 90,991,854
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $ 78,596,996
  Undistributed net investment income/(loss)................       801,852
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................     2,113,873
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................     9,479,133
                                                              ------------
NET ASSETS                                                    $ 90,991,854
                                                              ============
Shares of beneficial interest...............................     7,131,621
Net Asset Value (offering and redemption price per share)...  $      12.76
                                                              ============

------------

*    Includes securities on loan of $10,726,331.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                USAZ AIM
                                                              INTERNATIONAL
                                                                 EQUITY
                                                                  FUND
                                                              -------------
INVESTMENT INCOME:
Interest....................................................   $       768
Dividends...................................................     1,169,801
Income from securities lending..............................        29,185
Foreign withholding tax.....................................      (120,356)
                                                               -----------
     Total Investment Income................................     1,079,398
                                                               -----------
EXPENSES:
Manager fees................................................       321,603
Administration fees.........................................        29,703
Distribution fees...........................................        89,334
Custodian fees..............................................        77,030
Other expenses..............................................        33,523
                                                               -----------
     Total expenses before waivers/reimbursements...........       551,193
     Less expenses waived/reimbursed by the Manager.........       (33,055)
                                                               -----------
     Net Expenses...........................................       518,138
                                                               -----------
NET INVESTMENT INCOME/(LOSS)................................       561,260
                                                               -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................     1,216,133
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................    (1,134,922)
                                                               -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...        81,211
                                                               -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $   642,471
                                                               ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          USAZ AIM
                                                                 INTERNATIONAL EQUITY FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   561,260       $   131,651
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................      1,216,133         1,219,161
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................     (1,134,922)        6,925,709
                                                                -----------       -----------
  Change in net assets from operations:.....................        642,471         8,276,521
                                                                -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     38,829,329        31,481,418
  Proceeds from dividends reinvested........................             --            52,457
  Cost of shares redeemed...................................     (5,615,226)       (4,470,463)
                                                                -----------       -----------
  Change in net assets from capital transactions............     33,214,103        27,063,412
                                                                -----------       -----------
  Change in net assets......................................     33,856,574        35,339,933
NET ASSETS:
  Beginning of period.......................................     57,135,280        21,795,347
                                                                -----------       -----------
  End of period.............................................    $90,991,854       $57,135,280
                                                                ===========       ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   801,852       $   240,592
                                                                ===========       ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      3,061,765         2,827,147
  Dividends reinvested......................................             --             5,068
  Shares redeemed...........................................       (449,945)         (418,233)
                                                                -----------       -----------
  Change in shares..........................................      2,611,820         2,413,982
                                                                ===========       ===========

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED
                                                    SIX MONTHS ENDED      DECEMBER 31,       MAY 1, 2002 TO
                                                        JUNE 30,       -------------------    DECEMBER 31,
                                                          2005           2004       2003        2002(A)
                                                    ----------------   --------   --------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  12.64       $  10.35   $   8.16      $ 10.00
                                                        --------       --------   --------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.08           0.03       0.01        (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.04           2.26       2.20        (1.83)
                                                        --------       --------   --------      -------
  Total from Investment Activities................          0.12           2.29       2.21        (1.84)
                                                        --------       --------   --------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --             --      (0.02)          --
                                                        --------       --------   --------      -------
  Total Dividends.................................            --             --      (0.02)          --
                                                        --------       --------   --------      -------
NET ASSET VALUE, END OF PERIOD....................      $  12.76       $  12.64   $  10.35      $  8.16
                                                        ========       ========   ========      =======
TOTAL RETURN*(b)..................................          0.95%         22.13%     27.14%      (18.40)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $ 90,992       $ 57,135   $ 21,795      $ 8,298
Net Investment Income/(Loss)(c)...................          1.57%          0.38%      0.24%       (0.16)%
Expenses Before Waivers/Reimbursements**(c).......          1.54%          1.79%      2.15%        3.70%
Expenses Net of Waivers/Reimbursements(c).........          1.45%          1.40%      1.25%        1.25%
Portfolio Turnover Rate...........................         16.79%         48.64%     83.36%       74.30%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ AIM International Equity Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM International Equity Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ AIM International Equity Fund..........................  $11,200,093      $10,726,331

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represented short term instruments from Banco Santander Central Hispano SA at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM International Equity Fund..........................     0.90%          1.45%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2005   12/31/2006   12/31/2007   12/31/2008
                                                             ----------   ----------   ----------   ----------
   USAZ AIM International Equity Fund......................   $116,060     $125,195     $131,926     $33,055

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  complex minimum of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $2,228 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $2,935 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ AIM International Equity Fund..........................  $44,805,553   $11,152,561

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                                USAZ(R) DAVIS NY
                                  VENTURE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Davis NY Venture Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Davis NY Venture Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                               BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                                1/1/05          6/30/05      1/1/05 - 6/30/05    1/1/05 - 6/30/05
                                             -------------   -------------   -----------------   -----------------
   USAZ Davis NY Venture Fund..............    $1,000.00       $1,015.30           $6.00               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Davis NY Venture Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                               BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                                1/1/05          6/30/05      1/1/05 - 6/30/05    1/1/05 - 6/30/05
                                             -------------   -------------   -----------------   -----------------
   USAZ Davis NY Venture Fund..............    $1,000.00       $1,018.84           $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Davis NY Venture Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ DAVIS NY VENTURE FUND                  NET ASSETS*
   --------------------------                  -----------
   Banking/Financial Services................      30.9%
   Computers.................................       2.5
   Health Care...............................       3.5
   Insurance.................................      15.0
   Manufacturing.............................       6.7
   Media.....................................       4.0
   Oil & Gas.................................      10.2
   Real Estate Investment Trusts.............       1.6
   Retail....................................      15.3
   Services..................................       3.8
   Telecommunications........................       1.0
   Short-Term Investments....................      13.0
                                                  -----
                                                  107.5%
                                                  =====

   * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (94.5%):
Banking & Financial Services (30.9%):
   267,900   American Express Co. .......  $ 14,260,317
   148,600   Citigroup, Inc. ............     6,869,778
    46,000   Fifth Third Bancorp.........     1,895,660
   114,300   Golden West Financial
               Corp. ....................     7,358,634
    69,600   H&R Block, Inc. ............     4,061,160
   383,223   HSBC Holdings plc...........     6,110,328
   240,936   JPMorgan Chase & Co. .......     8,509,860
    55,600   Lloyds TSB Group plc,
               ADR(+)....................     1,893,180
    58,500   Loews Corp. ................     4,533,750
    70,000   Moodys Corp. ...............     3,147,200
    29,800   Morgan Stanley..............     1,563,606
    50,000   Providian Financial
               Corp.*(+).................       881,500
    15,600   State Street Corp. .........       752,700
    16,100   Takefuji Corp. .............     1,087,228
   123,900   Wells Fargo & Co. ..........     7,629,762
                                           ------------
                                             70,554,663
                                           ------------
Computers (2.5%):
    52,900   Hewlett-Packard Co. ........     1,243,679
    43,400   Lexmark International,
               Inc.*.....................     2,813,622
    67,400   Microsoft Corp. ............     1,674,216
                                           ------------
                                              5,731,517
                                           ------------
Health Care (3.5%):
    40,000   Cardinal Health, Inc.(+)....     2,303,200
     4,600   Caremark Rx, Inc.*..........       204,792
    35,300   Eli Lilly & Co. ............     1,966,563
    49,100   HCA, Inc. ..................     2,782,497
    13,600   Novartis AG, Registered
               Shares....................       645,958
                                           ------------
                                              7,903,010
                                           ------------
Insurance (15.0%):
   181,800   American International
               Group, Inc. ..............    10,562,580
    67,100   Aon Corp.(+)................     1,680,184
        88   Berkshire Hathaway, Inc.,
               Class A*..................     7,348,000
       101   Berkshire Hathaway, Inc.,
               Class B*..................       281,134
    12,900   Chubb Corp. ................     1,104,369
     4,700   Everest Re Group, Ltd. .....       437,100
       600   Markel Corp.*...............       203,400
    65,200   Marsh & McLennan Companies,
               Inc.......................     1,806,040
    20,400   Principal Financial Group,
               Inc. .....................       854,760
    72,100   Progressive Corp. ..........     7,124,201
    10,900   Sun Life Financial,
               Inc.(+)...................       367,330
    43,700   Transatlantic Holdings,
               Inc. .....................     2,439,334
                                           ------------
                                             34,208,432
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Manufacturing (6.7%):
   379,690   China Merchants Holdings
               International Company,
               Ltd.......................  $    736,552
    33,900   Harley-Davidson, Inc. ......     1,681,440
    29,300   Martin Marietta Materials,
               Inc. .....................     2,025,216
   288,600   Tyco International, Ltd. ...     8,427,120
    35,000   Vulcan Materials Co. .......     2,274,650
                                           ------------
                                             15,144,978
                                           ------------
Media (4.0%):
   208,500   Comcast Corp., Class A*.....     6,244,575
    12,800   Gannett Company, Inc. ......       910,464
    26,200   Lagardere S.C.A. ...........     1,933,244
                                           ------------
                                              9,088,283
                                           ------------
Oil & Gas (10.2%):
   119,200   ConocoPhillips..............     6,852,808
   110,100   Devon Energy Corp. .........     5,579,868
    87,900   EOG Resources, Inc.(+)......     4,992,720
    51,300   Occidental Petroleum
               Corp. ....................     3,946,509
    33,300   Transocean, Inc.*...........     1,797,201
                                           ------------
                                             23,169,106
                                           ------------
Real Estate Investment Trusts (1.6%):
     6,000   CenterPoint Properties
               Trust(+)..................       253,800
    80,800   General Growth Properties,
               Inc. .....................     3,320,072
                                           ------------
                                              3,573,872
                                           ------------
Retail (15.3%):
   191,900   Altria Group, Inc. .........    12,408,254
    19,200   AutoZone, Inc.*.............     1,775,232
    14,900   Avon Products, Inc. ........       563,965
   166,800   Costco Wholesale Corp. .....     7,475,976
    58,300   Diageo plc, ADR(+)..........     3,457,190
    41,900   Hershey Co. ................     2,601,990
     6,985   Hunter Douglas(+)...........       348,263
   101,200   Sealed Air Corp.*...........     5,038,748
    23,400   Wal-Mart Stores, Inc. ......     1,127,880
                                           ------------
                                             34,797,498
                                           ------------
Services (3.8%):
   324,000   Cosco Pacific, Ltd. ........       627,533
    45,476   Heineken Holding NV.........     1,268,302
    37,500   IAC/InterActiveCorp.*(+) ...       901,875
    96,900   Iron Mountain, Inc.*(+).....     3,005,837
       500   Kuehne & Nagel International
               AG, Registered Shares.....       105,871
   219,800   Rentokil Initial plc........       626,081
    21,600   United Parcel Service, Inc.,
               Class B...................     1,493,856
    13,800   WPP Group plc, ADR..........       704,490
                                           ------------
                                              8,733,845
                                           ------------

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Telecommunications (1.0%):
    37,700   Nokia Oyj, ADR(+)...........  $    627,328
     2,050   NTL, Inc.*..................       140,261
    43,300   SK Telecom Company, Ltd.,
               ADR.......................       883,320
    24,300   Telewest Global, Inc.*(+)...       553,554
                                           ------------
                                              2,204,463
                                           ------------
  Total Common Stocks
    (Cost $200,277,523)                     215,109,667
                                           ------------
DEPOSIT ACCOUNT (6.0%):
13,611,056   NTRS London Deposit
               Account...................    13,611,056
                                           ------------
  Total Deposit Account
    (Cost $13,611,056)                       13,611,056
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COLLATERAL FOR SECURITIES ON LOAN (7.0%):
15,842,696   Northern Trust Liquid
               Institutional Asset
               Portfolio.................  $ 15,842,696
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $15,842,696)                       15,842,696
                                           ------------
  Total Investments
    (Cost $229,731,275)(a)--107.5%          244,563,419
  Net Other Assets/(Liabilities)--(7.5)%    (16,977,428)
                                           ------------
  Net Assets--100.0%                       $227,585,991
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $19,296,913
    Unrealized depreciation...................   (4,581,213)
                                                -----------
    Net unrealized appreciation...............  $14,715,700
                                                ===========

   The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     94.1%
    United Kingdom............................      2.9%
    France....................................      0.8%
    Netherlands...............................      0.8%
    Hong Kong.................................      0.6%
    Japan.....................................      0.5%
    Switzerland...............................      0.3%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                                DAVIS NY
                                                                VENTURE
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $229,731,275
                                                              ============
Investments, at value*......................................  $244,563,419
Dividends receivable........................................       337,892
Receivable for investments sold.............................       193,446
Reclaim receivable..........................................         2,229
Prepaid expenses............................................         1,231
                                                              ------------
  Total Assets..............................................   245,098,217
                                                              ------------

LIABILITIES
Payable to custodian........................................        22,526
Payable for investments purchased...........................     1,426,020
Payable for return of collateral received...................    15,842,696
Manager fees payable........................................       144,546
Distribution fees payable...................................        45,306
Other accrued liabilities...................................        31,132
                                                              ------------
  Total Liabilities.........................................    17,512,226
                                                              ------------
NET ASSETS..................................................  $227,585,991
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $207,154,104
  Undistributed net investment income/loss..................       893,402
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................     4,706,368
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................    14,832,117
                                                              ------------
NET ASSETS..................................................  $227,585,991
                                                              ============
Shares of beneficial interest...............................    20,136,981
Net Asset Value (offering and redemption price per share)...  $      11.30
                                                              ============

------------

*    Includes securities on loan of $18,584,758.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ
                                                               DAVIS NY
                                                               VENTURE
                                                                 FUND
                                                              ----------
INVESTMENT INCOME:
Dividends...................................................  $1,680,392
Foreign tax withholding.....................................      (6,755)
Income from securities lending..............................      12,327
                                                              ----------
     Total Investment Income................................   1,685,964
                                                              ----------
EXPENSES:
Manager fees................................................     696,273
Administration fees.........................................      74,439
Distribution fees...........................................     232,091
Audit fees..................................................       8,131
Custodian fees..............................................      10,306
Legal fees..................................................      11,772
Shareholder reports.........................................      17,018
Trustees' fees..............................................       7,305
Recoupment of prior expenses reimbursed by the Manager......      41,395
Other expenses..............................................      15,309
                                                              ----------
     Total expenses.........................................   1,114,039
                                                              ----------
NET INVESTMENT INCOME/(LOSS)................................     571,925
                                                              ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................        (971)
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................   3,067,746
                                                              ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   3,066,775
                                                              ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $3,638,700
                                                              ==========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                USAZ DAVIS NY VENTURE FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005             2004
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    571,925     $    546,655
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................            (971)       5,910,301
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................       3,067,746        5,028,279
                                                                ------------     ------------
  Change in net assets from operations......................       3,638,700       11,485,235
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (194,943)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --         (194,943)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      78,258,634       96,049,024
  Proceeds from dividends reinvested........................              --          286,511
  Cost of shares redeemed...................................      (6,781,304)      (4,153,430)
                                                                ------------     ------------
  Change in net assets from capital transactions............      71,477,330       92,182,105
                                                                ------------     ------------
  Change in net assets......................................      75,116,030      103,472,397
                                                                ------------     ------------
NET ASSETS:
  Beginning of period.......................................     152,469,961       48,997,564
                                                                ------------     ------------
  End of period.............................................    $227,585,991     $152,469,961
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    893,402     $    321,477
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       7,042,613        9,235,848
  Dividends reinvested......................................              --           27,851
  Shares redeemed...........................................        (610,772)        (407,425)
                                                                ------------     ------------
  Change in shares..........................................       6,431,841        8,856,274
                                                                ============     ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,      NOVEMBER 5, 2001 TO
                                                        JUNE 30,       ----------------------------      DECEMBER 31,
                                                          2005           2004      2003      2002           2001(A)
                                                    ----------------   --------   -------   -------   -------------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.13       $  10.10   $  7.86   $ 10.45         $10.00
                                                        --------       --------   -------   -------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.02           0.06      0.06      0.07           0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.15           1.00      2.24     (2.58)          0.45
                                                        --------       --------   -------   -------         ------
  Total from Investment Activities................          0.17           1.06      2.30     (2.51)          0.47
                                                        --------       --------   -------   -------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --          (0.03)    (0.06)    (0.07)         (0.02)
  Net Realized Gains..............................            --             --        --     (0.01)            --
                                                        --------       --------   -------   -------         ------
  Total Dividends.................................            --          (0.03)    (0.06)    (0.08)         (0.02)
                                                        --------       --------   -------   -------         ------
NET ASSET VALUE, END OF PERIOD....................      $  11.30       $  11.13   $ 10.10   $  7.86         $10.45
                                                        ========       ========   =======   =======         ======
TOTAL RETURN*(b)..................................          1.53%         10.56%    29.43%   (24.18)%         4.67%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $227,586       $152,470   $48,998   $15,988         $8,602
Net Investment Income/(Loss)(c)...................          0.62%          0.65%     0.80%     0.83%          1.06%
Expenses Before Waivers/ Reimbursements**(c)......          1.20%(d)       1.20%     1.39%     2.18%          3.28%
Expenses Net of Waivers/Reimbursements(c).........          1.20%(d)       1.18%     1.10%     1.10%          1.09%
Portfolio Turnover Rate...........................          0.14%         57.45%    21.56%    58.40%          8.63%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Includes recoupment of prior expenses reimbursed by the Manager.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Davis NY Venture Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the Performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Davis NY Venture Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Davis NY Venture Fund..................................  $18,962,497      $18,584,758

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represented short term instruments from ANZ Bank and Banco Santander Central Hispano SA at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Davis Selected Advisers L.P. ("DSA") and the Trust, DSA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Davis NY Venture Fund..................................     0.75%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ Davis NY Venture Fund..................................   $78,434      $84,559      $12,211

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $5,849 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES     SALES
                                                                 -----------   --------
   USAZ Davis NY Venture Fund..................................  $73,449,521   $246,755

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                                 USAZ(R) DREYFUS
                             FOUNDERS EQUITY GROWTH
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Dreyfus Founders Equity Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Dreyfus Founders Equity Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ Dreyfus Founders Equity Growth
     Fund....................................    $1,000.00        $970.30           $5.86               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Dreyfus Founders Equity Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ Dreyfus Founders Equity Growth
     Fund....................................    $1,000.00       $1,018.84          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Dreyfus Founders Equity Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND    NET ASSETS*
   ----------------------------------------    -----------
   Banking/Financial Services................       3.8%
   Computers.................................      18.1
   Consulting Services.......................       1.0
   Electronics...............................       4.5
   Health Care...............................       9.1
   Household.................................       5.3
   Insurance.................................       2.2
   Manufacturing.............................       4.3
   Media.....................................       7.1
   Oil & Gas.................................       1.0
   Pharmaceuticals...........................       6.1
   Retail....................................      11.4
   Telecommunications........................       4.6
   Transportation............................       3.3
   Travel & Entertainment....................       4.6
   Utilities.................................       1.9
   Investment Company........................       5.0
   Short-Term Investments....................      21.2
                                                  -----
                                                  114.5%
                                                  =====

   * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
(FORMERLY KNOWN AS USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (88.3%):
Banking & Financial Services (3.8%):
     9,098   Citigroup, Inc. ............  $    420,601
     5,617   Goldman Sachs Group,
               Inc. .....................       573,046
     6,014   Morgan Stanley..............       315,555
    16,971   Northern Trust Corp. .......       773,707
     6,738   State Street Corp. .........       325,109
    10,326   Wells Fargo & Co. ..........       635,875
                                           ------------
                                              3,043,893
                                           ------------
Computers (18.1%):
    27,193   Apple Computer, Inc.*.......     1,000,974
    12,057   ATI Technologies,
               Inc.*(+)..................       142,875
    23,087   Autodesk, Inc. .............       793,500
    26,508   Automatic Data Processing,
               Inc. .....................     1,112,541
    28,095   Broadcom Corp., Class A*....       997,653
    14,913   Electronic Arts, Inc.*......       844,225
    97,299   EMC Corp.*..................     1,333,969
    53,175   Intel Corp. ................     1,385,741
    16,581   International Business
               Machines Corp. ...........     1,230,310
   141,935   Microsoft Corp. ............     3,525,665
    15,395   Novellus Systems, Inc.*.....       380,410
    45,000   Oracle Corp.*...............       594,000
     9,985   SAP AG, ADR (+).............       432,351
    37,009   Symantec Corp.*.............       804,576
                                           ------------
                                             14,578,790
                                           ------------
Consulting Services (1.0%):
    35,500   Accenture, Ltd., Class A*...       804,785
                                           ------------
Electronics (4.5%):
     5,181   KLA-Tencor Corp. ...........       226,410
    36,097   Linear Technology Corp. ....     1,324,399
    33,256   Maxim Integrated Products,
               Inc. .....................     1,270,712
     9,733   Microchip Technology,
               Inc. .....................       288,291
    19,607   Texas Instruments, Inc. ....       550,368
                                           ------------
                                              3,660,180
                                           ------------
Health Care (9.1%):
    10,001   Amgen, Inc.*................       604,660
    13,995   Charles River Laboratories
               International, Inc.*(+)...       675,259
     5,284   Eli Lilly and Co. ..........       294,372
     8,891   Genentech, Inc.*............       713,769
    16,681   Henry Schein, Inc.*(+)......       692,595
    30,860   Johnson & Johnson...........     2,005,901
    17,442   MedImmune, Inc.*............       466,050
     5,240   Medtronic, Inc. ............       271,380
    29,307   MGI Pharma, Inc.*(+)........       637,720
    18,981   Triad Hospitals, Inc.*(+)...     1,037,121
                                           ------------
                                              7,398,827
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Household (5.3%):
    10,784   Clorox Co. .................  $    600,884
    27,942   Colgate-Palmolive Co. ......     1,394,585
    46,011   Gillette Co. ...............     2,329,538
                                           ------------
                                              4,325,007
                                           ------------
Insurance (2.2%):
        90   Aflac, Inc. ................         3,895
    14,043   Allstate Corp. .............       839,069
     4,917   American International
               Group, Inc. ..............       285,678
    16,013   PMI Group, Inc. ............       624,187
                                           ------------
                                              1,752,829
                                           ------------
Manufacturing (4.3%):
     4,261   Autoliv, Inc. ..............       186,632
    67,791   General Electric Co. .......     2,348,958
     3,924   Harman International
               Industries, Inc...........       319,257
    10,856   Sigma-Aldrich Corp. ........       608,370
                                           ------------
                                              3,463,217
                                           ------------
Media (7.1%):
    18,747   Clear Channel
               Communications, Inc.......       579,845
    30,736   Comcast Corp., Class A*.....       920,543
     7,139   DreamWorks Animation SKG,
               Inc., Class A*............       187,042
    11,129   Monster Worldwide,
               Inc.*(+)..................       319,180
    81,217   Time Warner, Inc.*..........     1,357,135
    23,057   Viacom, Inc., Class B.......       738,285
    45,014   Walt Disney Co. ............     1,133,453
    15,084   Yahoo!, Inc.*...............       522,661
                                           ------------
                                              5,758,144
                                           ------------
Oil & Gas (1.0%):
    13,550   Exxon Mobil Corp. ..........       778,719
                                           ------------
Pharmaceuticals (6.1%):
    23,877   Abbott Laboratories.........     1,170,212
     5,343   Genzyme Corp.*..............       321,061
    10,484   Gilead Sciences, Inc.*......       461,191
    60,559   Pfizer, Inc. ...............     1,670,217
    29,838   Wyeth.......................     1,327,791
                                           ------------
                                              4,950,472
                                           ------------
Retail (11.4%):
     7,124   Avon Products, Inc. ........       269,643
     3,732   Best Buy Company, Inc. .....       255,829
    20,357   Coca-Cola Co. ..............       849,905
    51,931   Dollar General Corp. .......     1,057,315
     4,872   J.C. Penney Co., Inc.
               (Holding Company).........       256,170
    34,595   Kohl's Corp.*...............     1,934,205
     6,905   PETsMART, Inc. .............       209,567

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
(FORMERLY KNOWN AS USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Retail, continued
    47,284   Safeway, Inc. ..............  $  1,068,146
    24,674   Target Corp. ...............     1,342,511
     5,826   Tiffany & Co. ..............       190,860
    13,418   Tyco International, Ltd. ...       391,806
    11,297   W.W. Grainger, Inc. ........       618,963
    16,737   Wal-Mart Stores, Inc. ......       806,723
                                           ------------
                                              9,251,643
                                           ------------
Telecommunications (4.6%):
     6,911   ALLTEL Corp. ...............       430,417
    89,478   Cisco Systems, Inc.*........     1,709,924
    16,584   EchoStar Communications
               Corp., Class A............       500,008
     8,585   Juniper Networks, Inc.*.....       216,170
     5,700   Marvel Technology Group,
               Ltd.*.....................       216,828
    22,502   Motorola, Inc. .............       410,887
     7,296   XM Satellite Radio Holdings,
               Inc., Class A*(+).........       245,583
                                           ------------
                                              3,729,817
                                           ------------
Transportation (3.3%):
    57,598   AMR Corp.*(+)...............       697,512
    40,898   JetBlue Airways Corp.*(+)...       835,955
    17,522   Union Pacific Corp. ........     1,135,426
                                           ------------
                                              2,668,893
                                           ------------
Travel & Entertainment (4.6%):
    15,976   Carnival Corp., Class A.....       871,491
     5,746   Harrah's Entertainment,
               Inc. .....................       414,114
    41,933   Royal Caribbean Cruises,
               Ltd.(+)...................     2,027,880
     7,085   Starwood Hotels & Resorts
               Worldwide, Inc............       414,968
                                           ------------
                                              3,728,453
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Utilities (1.9%):
     3,894   ConocoPhillips..............  $    223,866
    14,444   Emerson Electric Co. .......       904,628
    11,383   QUALCOMM, Inc. .............       375,753
                                           ------------
                                              1,504,247
                                           ------------
  Total Common Stocks
    (Cost $68,644,864)                       71,397,916
                                           ------------
DEPOSIT ACCOUNT (9.0%):
 7,315,354   NTRS London Deposit
               Account...................     7,315,354
                                           ------------
  Total Deposit Account
    (Cost $7,315,354)                         7,315,354
                                           ------------
INVESTMENT COMPANY (5.0%):
    33,673   Standard & Poor's Depositary
               Receipt Trust Series
               1*(+).....................     4,011,129
                                           ------------
  Total Investment Company
    (Cost $3,821,812)                         4,011,129
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (12.2%):
 9,887,361   Northern Trust Liquid
               Institutional Asset
               Portfolio.................     9,887,361
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $9,887,361)                         9,887,361
                                           ------------
  Total Investments
    (Cost $89,669,391)(a)--114.5%            92,611,760
  Net Other Assets/(Liabilities)--(14.5)%   (11,708,830)
                                           ------------
    Net Assets--100.0%                     $ 80,902,930
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 4,212,145
    Unrealized depreciation...................   (1,713,718)
                                                -----------
    Net unrealized appreciation...............  $ 2,498,427
                                                ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ DREYFUS
                                                                FOUNDERS EQUITY
                                                                  GROWTH FUND
                                                               (FORMERLY KNOWN AS
                                                                  USAZ DREYFUS
                                                                FOUNDERS GROWTH
                                                                AND INCOME FUND)
                                                               ------------------
ASSETS
Investments, at cost........................................      $89,669,391
                                                                  ===========
Investments, at value*......................................      $92,611,760
Dividends receivable........................................           82,734
Receivable for investments sold.............................          430,073
Prepaid expenses............................................              450
                                                                  -----------
  Total Assets..............................................       93,125,017
                                                                  -----------
LIABILITIES
Payable for investments purchased...........................        2,258,005
Payable for return of collateral received...................        9,887,361
Manager fees payable........................................           51,534
Distribution fees payable...................................           16,782
Other accrued liabilities...................................            8,405
                                                                  -----------
  Total Liabilities.........................................       12,222,087
                                                                  -----------
NET ASSETS..................................................      $80,902,930
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital...................................................      $73,577,875
  Undistributed net investment income/(loss)................          204,187
  Net realized gains/(losses) on investment transactions....        4,178,499
  Net unrealized appreciation/(depreciation) on
     investments............................................        2,942,369
                                                                  -----------
NET ASSETS..................................................      $80,902,930
                                                                  ===========
Shares of beneficial interest...............................        8,530,591
Net Asset Value (offering and redemption price per share)...      $      9.48
                                                                  ===========

------------

*    Includes securities on loan of $9,612,879.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ DREYFUS
                                                                FOUNDERS EQUITY
                                                                  GROWTH FUND
                                                               (FORMERLY KNOWN AS
                                                                  USAZ DREYFUS
                                                                FOUNDERS GROWTH
                                                                AND INCOME FUND)
                                                               ------------------
INVESTMENT INCOME:
Dividends...................................................      $   431,711
Income from securities lending..............................           12,751
                                                                  -----------
     Total Investment Income................................          444,462
                                                                  -----------
EXPENSES:
Manager fees................................................          310,469
Administration fees.........................................           32,043
Distribution fees...........................................           97,291
Audit fees..................................................            3,847
Custodian fees..............................................            9,973
Legal fees..................................................            5,421
Shareholder reports.........................................            7,151
Other expenses..............................................           10,602
                                                                  -----------
     Total expenses before waivers/reimbursements...........          476,797
     Less expenses waived/reimbursed by the Manager.........           (9,802)
                                                                  -----------
     Net Expenses...........................................          466,995
                                                                  -----------
NET INVESTMENT INCOME/(LOSS)................................          (22,533)
                                                                  -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......        2,028,436
Change in unrealized appreciation/(depreciation) on
  investments...............................................       (4,230,643)
                                                                  -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       (2,202,207)
                                                                  -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $(2,224,740)
                                                                  ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   USAZ DREYFUS FOUNDERS
                                                                    EQUITY GROWTH FUND
                                                                    (FORMERLY KNOWN AS
                                                               USAZ DREYFUS FOUNDERS GROWTH
                                                                     AND INCOME FUND)
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005             2004
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (22,533)     $   226,720
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................      2,028,436        4,494,511
  Net realized gain from payment by affiliate for the
     disposal of investments in violation of restrictions...             --           57,379
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................     (4,230,643)         295,506
                                                                -----------      -----------
  Change in net assets from operations......................     (2,224,740)       5,074,116
                                                                -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from share issued................................      9,978,259       27,063,206
  Cost of shares redeemed...................................     (3,359,540)      (7,827,958)
                                                                -----------      -----------
  Change in net assets from capital transactions............      6,618,719       19,235,248
                                                                -----------      -----------
  Change in net assets......................................      4,393,979       24,309,364
NET ASSETS:
  Beginning of period.......................................     76,508,951       52,199,587
                                                                -----------      -----------
  End of period.............................................    $80,902,930      $76,508,951
                                                                ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   204,187      $   226,720
                                                                ===========      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      1,051,522        2,968,193
  Shares redeemed...........................................       (355,598)        (885,868)
                                                                -----------      -----------
  Change in shares..........................................        695,924        2,082,325
                                                                ===========      ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
(FORMERLY KNOWN AS USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND)
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,       NOVEMBER 5, 2001 TO
                                                        JUNE 30,       -------------------------------      DECEMBER 31,
                                                          2005            2004        2003      2002           2001(A)
                                                    ----------------   -----------   -------   -------   -------------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  9.77          $  9.07     $  7.30   $ 10.55         $10.00
                                                        -------          -------     -------   -------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................        (0.01)            0.03       (0.01)    (0.01)            --*
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................        (0.28)            0.66        1.78     (3.23)          0.55
  Net realized gain from payment by affiliate for
    the disposal of investments in violation of
    restrictions..................................           --             0.01          --        --             --
                                                        -------          -------     -------   -------         ------
  Total from Investment Activities................        (0.29)            0.70        1.77     (3.24)          0.55
                                                        -------          -------     -------   -------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..............................           --               --          --     (0.01)            --
                                                        -------          -------     -------   -------         ------
  Total Dividends.................................           --               --          --     (0.01)            --
                                                        -------          -------     -------   -------         ------
NET ASSET VALUE, END OF PERIOD....................      $  9.48          $  9.77     $  9.07   $  7.30         $10.55
                                                        =======          =======     =======   =======         ======
TOTAL RETURN**(b).................................        (2.97)%           7.72%      24.25%   (30.70)%         5.50%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $80,903          $76,509     $52,200   $19,191         $7,977
Net Investment Income/(Loss)(c)...................        (0.06)%           0.36%      (0.16)%   (0.30)%        (0.12)%
Expenses Before Waivers/
  Reimbursements***(c)............................         1.23%            1.26%       1.39%     2.15%          3.36%
Expenses Net of Waivers/Reimbursements(c).........         1.20%            1.17%       1.10%     1.10%          1.09%
Portfolio Turnover Rate...........................        68.93%(d)       171.66%      44.54%    34.77%          4.88%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  On April 4, 2005, the USAZ Dreyfus Founders Growth and
     Income Fund became the USAZ Dreyfus Founders Equity Growth
     Fund.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
(FORMERLY KNOWN AS USAZ DREYFUS FOUNDERS GROWTH AND INCOME)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Dreyfus Founders Equity Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the Performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Dreyfus Founders Equity Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
(FORMERLY KNOWN AS USAZ DREYFUS FOUNDERS GROWTH AND INCOME)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  PAYMENT TO THE FUND BY AN AFFILIATE

  On March 10, 2004, the Fund purchased a security in violation of its investment guidelines. On March 11, 2004, the Fund sold these shares to bring it back in compliance, and Founders Asset Management LLC reimbursed the Fund $57,379 related to the loss incurred on this transaction. The reimbursement increased the total return for the year by 0.08%.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Dreyfus Founders Equity Growth Fund....................  $9,887,361      $9,612,879

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
(FORMERLY KNOWN AS USAZ DREYFUS FOUNDERS GROWTH AND INCOME)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Founders Asset Management, LLC ("FAM") and the Trust, FAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  The Manager fees of the fund are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875%, and over $20 million at 0.75%. The annual expense limit of the Fund is 1.20%.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005 the reimbursements that may potentially be made in subsequent years are as follows:

                                                           EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                          12/31/2005   12/31/2006   12/31/2007   12/31/2008
                                                          ----------   ----------   ----------   ----------
   USAZ Dreyfus Founders Equity Growth Fund.............   $115,285     $100,622     $57,837       $9,802

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $2,748 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,143 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Dreyfus Founders Equity Growth Fund....................  $54,713,229   $50,599,973

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
(FORMERLY KNOWN AS USAZ DREYFUS FOUNDERS GROWTH AND INCOME)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                                 USAZ(R) DREYFUS
                          PREMIER SMALL CAP VALUE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 7

                             Statement of Operations
                                     Page 8

                       Statement of Changes in Net Assets
                                     Page 9

                              Financial Highlights
                                     Page 10

                        Notes to the Financial Statements
                                     Page 11

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Dreyfus Premier Small Cap Value Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Dreyfus Premier Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Dreyfus Premier Small Cap Value
     Fund.................................    $1,000.00        $985.10           $6.64               1.35%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Dreyfus Premier Small Cap Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Dreyfus Premier Small Cap Value
     Fund.................................    $1,000.00       $1,018.10          $6.76               1.35%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Dreyfus Premier Small Cap Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                   PERCENT OF
   USAZ DREYFUS PREMIER SMALL CAP VALUE FUND      NET ASSETS*
   -----------------------------------------      ------------
   Aerospace/Defense............................       0.8%
   Airlines.....................................       0.2
   Automotive...................................       2.4
   Banking & Financial Services.................      17.6
   Chemicals....................................       2.7
   Computers....................................       5.0
   Construction.................................       3.4
   E-Commerce...................................       0.9
   Electronics..................................       4.7
   Food.........................................       0.6
   Health Care..................................       4.0
   Insurance....................................       5.6
   Manufacturing................................       7.5
   Media........................................       1.4
   Metals/Mining................................       1.5
   Oil/Gas......................................       6.8
   Paper & Related Products.....................       0.5
   Pharmaceuticals..............................       1.1
   Real Estate..................................       0.2
   Real Estate Investment Trusts................       7.1
   Retail.......................................      10.8
   Services.....................................       4.4
   Telecommunications...........................       1.8
   Transportation...............................       1.1
   Travel & Entertainment.......................       0.5
   Utilities....................................       3.9
   Waste Management.............................       0.3
   Short-Term Investments.......................      40.8
                                                     -----
                                                     137.6%
                                                     =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (96.8%):
Aerospace/Defense (0.8%):
     4,200   Moog, Inc., Class A*........  $    132,258
    20,300   Orbital Sciences
               Corp.*(+).................       200,970
                                           ------------
                                                333,228
                                           ------------
Airlines (0.2%):
     9,000   Pinnacle Airlines
               Corp.*(+).................        77,310
                                           ------------
Automotive (2.4%):
     6,100   Arctic Cat, Inc. ...........       125,233
     4,000   BorgWarner, Inc. ...........       214,680
     6,100   Commercial Vehicle Group,
               Inc.*(+)..................       108,275
     3,800   Cummins, Inc.(+)............       283,518
     5,500   Sonic Automotive, Inc. .....       116,930
     6,900   Wabash National Corp. ......       167,187
                                           ------------
                                              1,015,823
                                           ------------
Banking & Financial Services (17.6%):
     9,600   1st Source Corp.(+).........       220,224
     4,900   ACE Cash Express,
               Inc.*(+)..................       125,244
     1,000   AmericanWest
               Bancorporation*(+)........        19,950
     7,700   BancorpSouth, Inc.(+).......       181,720
    16,400   BankAtlantic Bancorp, Inc.,
               Class A(+)................       310,780
    13,300   BankUnited Financial Corp.,
               Class A...................       359,632
     6,700   Berkshire Hills Bancorp,
               Inc. .....................       223,244
     9,600   Boston Private Financial
               Holdings, Inc.(+).........       241,920
     6,000   Capitol Bancorp, Ltd.(+)....       201,660
     5,300   Citizens Banking Corp.(+)...       160,166
     9,700   Columbia Banking System,
               Inc. .....................       238,814
     9,600   Commercial Capital Bancorp,
               Inc. .....................       160,416
     6,400   CVB Financial Corp.(+)......       125,952
     3,100   Downey Financial Corp. .....       226,920
     6,200   First Charter Corp.(+)......       136,214
     2,100   First Citizens BancShares,
               Inc., Class A.............       303,555
     5,700   First Marblehead
               Corp.*(+).................       199,842
    11,700   First Niagara Financial
               Group, Inc. ..............       170,586
     3,900   FirstFed Financial Corp.*...       232,479
    12,000   Franklin Bank Corp.*(+).....       225,120
    14,800   Fremont General Corp.(+)....       360,083
     9,250   Glacier Bancorp, Inc. ......       241,703
     2,700   Investors Financial Services
               Corp.(+)..................       102,114
     9,900   Irwin Financial Corp.(+)....       219,681
     5,300   Jefferies Group, Inc. ......       200,817
    11,500   KNBT Bancorp, Inc.(+).......       173,535
     7,800   Mainsource Financial Group,
               Inc.(+)...................       141,102
     4,300   Medallion Financial
               Corp. ....................        40,635
     7,200   NCO Group, Inc.*(+).........       155,736
     3,100   New Century Financial
               Corp.(+)..................       159,495
    13,000   NewAlliance Bancshares,
               Inc.(+)...................       182,650


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Banking & Financial Services, continued
     4,600   Provident Bankshares
               Corp. ....................  $    146,786
    16,500   Provident Financial
               Services, Inc. ...........       289,905
     2,600   Simmons First National
               Corp., Class A(+).........        70,486
     4,500   South Financial Group,
               Inc. .....................       127,890
     1,500   State Financial Services
               Corp., Class A(+).........        60,390
     1,400   Taylor Cap Group, Inc.(+)...        54,950
     4,300   TierOne Corp. ..............       116,659
     7,300   Umpqua Holdings Corp.(+)....       171,842
     2,400   Union Bankshares Corp.(+)...        92,688
     5,300   United Bankshares,
               Inc.(+)...................       188,733
     6,800   United Community Banks,
               Inc.(+)...................       176,936
     1,900   Westcorp....................        99,598
                                           ------------
                                              7,638,852
                                           ------------
Chemicals (2.7%):
     5,600   Cabot Microelectronics
               Corp.*(+).................       162,344
     4,000   Cytec Industries, Inc. .....       159,200
     3,900   FMC Corp.*..................       218,946
     5,000   H.B. Fuller Co.(+)..........       170,300
     8,000   Olin Corp.(+)...............       145,920
     4,500   OM Group, Inc.*(+)..........       111,105
    26,000   Terra Industries,
               Inc.*(+)..................       177,060
                                           ------------
                                              1,144,875
                                           ------------
Computers (5.0%):
     9,600   Agilysys, Inc. .............       150,720
     8,000   Emulex Corp.*(+)............       146,080
     5,800   Intergraph Corp.*(+)........       199,868
    17,000   Interwoven, Inc.*...........       128,010
     3,400   MicroStrategy, Inc., Class
               A*(+).....................       180,336
    11,000   MRO Software, Inc.*.........       160,710
     5,300   MTS Systems Corp. ..........       177,974
    25,000   Novell, Inc.*(+)............       155,000
    19,000   Perot Systems Corp., Class
               A*........................       270,180
    12,200   Polycom, Inc.*..............       181,902
     9,000   Quest Software, Inc.*(+)....       122,670
     4,200   SafeNet, Inc.*(+)...........       143,052
    16,800   Tier Technologies, Inc.,
               Class B*..................       141,624
                                           ------------
                                              2,158,126
                                           ------------
Construction (3.4%):
     3,600   Beazer Homes USA, Inc.(+)...       205,740
     3,600   Eagle Materials, Inc.(+)....       333,324
     2,100   M/I Homes, Inc.(+)..........       113,610
     8,500   URS Corp.*(+)...............       317,475
     7,400   USG Corp.*(+)...............       314,500
     5,700   WCI Communities, Inc.*(+)...       182,571
                                           ------------
                                              1,467,220
                                           ------------
E-Commerce (0.9%):
     6,800   Digital Insight Corp.*......       162,656
    21,300   SupportSoft, Inc.*(+).......       110,547
     5,100   WebEx Communications,
               Inc.*.....................       134,691
                                           ------------
                                                407,894
                                           ------------

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Electronics (4.7%):
     7,500   Actel Corp.*................  $    104,250
     2,200   Amphenol Corp., Class A.....        88,374
    41,000   Applied Micro Circuits
               Corp.*....................       104,960
    15,000   Audiovox Corp., Class A*....       232,500
     5,700   Belden CDT, Inc. ...........       120,840
     7,200   Benchmark Electronics,
               Inc.*.....................       219,024
     4,300   Cymer, Inc.*................       113,305
     7,550   Engineered Support Systems,
               Inc. .....................       270,517
    15,300   Entegris, Inc.*.............       151,470
     3,800   Exar Corp.*(+)..............        56,582
     6,100   Helix Technology Corp. .....        81,008
    10,200   OmniVision Technologies,
               Inc.*(+)..................       138,618
     4,300   PalmOne, Inc.*..............       128,011
    52,400   Solectron Corp.*............       198,596
                                           ------------
                                              2,008,055
                                           ------------
Food (0.6%):
     7,000   Pilgrim's Pride Corp.(+)....       238,910
                                           ------------
Health Care (4.0%):
     6,500   Amedisys, Inc.*(+)..........       239,070
     2,400   Cooper Companies, Inc.(+)...       146,064
     4,700   Haemonetics Corp.*..........       191,008
     6,400   Kindred Healthcare,
               Inc.*(+)..................       253,504
    13,000   Medical Action Industries,
               Inc.*(+)..................       232,050
     3,100   Molina Healthcare, Inc.*....       137,206
     3,300   Pediatrix Medical Group,
               Inc.*.....................       242,682
     5,800   RehabCare Group, Inc.*......       155,034
     8,000   Seattle Genetics,
               Inc.*(+)..................        42,880
     4,800   VistaCare, Inc., Class
               A*(+).....................        88,656
                                           ------------
                                              1,728,154
                                           ------------
Insurance (5.6%):
    25,000   American Equity Investment
               Life Holding Co.(+).......       297,000
     5,600   Amerus Group Co.(+).........       269,080
     6,500   Arch Capital Group, Ltd.*...       292,825
     2,800   Delphi Financial Group,
               Inc., Class A.............       123,620
     6,200   EMC Insurance Group,
               Inc.(+)...................       112,096
     4,000   Great American Financial
               Resources, Inc. ..........        79,240
     2,100   LandAmerica Financial Group,
               Inc.(+)...................       124,677
     6,800   Odyssey Re Holdings
               Corp.(+)..................       167,824
    11,500   Ohio Casualty Corp. ........       278,070
     1,900   Philadelphia Consolidated
               Holding Corp.*(+).........       161,044
    12,000   Phoenix Companies,
               Inc.(+)...................       142,800
     6,400   Platinum Underwriter
               Holdings, Ltd. ...........       203,648
     4,200   PMI Group, Inc. ............       163,716
                                           ------------
                                              2,415,640
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Manufacturing (7.5%):
     3,200   AptarGroup, Inc. ...........  $    162,560
     6,700   Arch Chemicals, Inc. .......       167,232
    25,000   Axcelis Technologies,
               Inc.*.....................       171,500
    10,200   Checkpoint Systems, Inc.*...       180,540
     6,600   CLARCOR, Inc. ..............       193,050
    11,700   Elizabeth Arden, Inc.*(+)...       273,663
    10,000   Enpro Industries, Inc.*.....       288,700
     4,700   Georgia Gulf Corp. .........       145,935
     4,500   Graco, Inc. ................       153,315
    12,800   Kadant, Inc.*...............       280,704
     6,000   Kennametal, Inc. ...........       275,100
    12,000   Lance, Inc. ................       206,520
     2,200   Silgan Holdings, Inc. ......       123,728
     6,200   Sonoco Products Co. ........       164,300
     3,800   Thermo Electron Corp.*......       102,106
     5,500   Timken Co. .................       127,050
     7,500   Tredegar, Inc. .............       117,000
     4,600   Water Pik Technologies,
               Inc.*(+)..................        87,630
                                           ------------
                                              3,220,633
                                           ------------
Media (1.4%):
    12,800   Citadel Broadcasting
               Corp.*(+).................       146,560
    20,500   Entravision Communications
               Corp., Class A*...........       159,695
     8,500   Gray Television, Inc. ......       102,510
    11,800   Readers Digest Association,
               Inc. .....................       194,700
                                           ------------
                                                603,465
                                           ------------
Metals/Mining (1.5%):
     2,300   Carpenter Technology
               Corp. ....................       119,140
     5,100   Commercial Metals Co.(+)....       121,482
     6,500   Gibraltar Industries,
               Inc.(+)...................       120,510
     5,000   Mueller Industries, Inc. ...       135,500
     3,700   Reliance Steel & Aluminum
               Co.(+)....................       137,159
                                           ------------
                                                633,791
                                           ------------
Oil/Gas (6.8%):
     9,800   Atmos Energy Corp. .........       282,240
     4,300   Cimarex Energy Co.*.........       167,313
     3,600   Dril-Quip, Inc.*(+).........       104,436
    16,200   Edge Petroleum Corp.*.......       253,044
    13,000   Harvest Natural Resources,
               Inc.*(+)..................       142,090
     2,700   Houston Exploration Co.*....       143,235
     8,900   Key Energy Services,
               Inc.*.....................       107,690
     5,800   National Fuel Gas Co. ......       167,678
     7,800   Plains Exploration &
               Production Co.*...........       277,134
     3,200   Pogo Producing Co. .........       166,144
     7,000   Remington Oil & Gas
               Corp.*....................       249,900
     7,500   Southern Union Co.*.........       184,125
     3,000   Spinnaker Exploration
               Co.*......................       106,470
     5,400   Tesoro Petroleum Corp. .....       251,208

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Oil/Gas, continued
     6,300   Todco, Class A*.............  $    161,721
     5,100   Universal Compression
               Holdings, Inc.*...........       184,824
                                           ------------
                                              2,949,252
                                           ------------
Paper & Related Products (0.5%):
    17,500   Wausau Paper Corp. .........       209,650
                                           ------------
Pharmaceuticals (1.1%):
    15,000   Abgenix, Inc.*(+)...........       128,700
     5,000   MGI Pharma, Inc.*(+)........       108,800
    10,800   Perrigo Co.(+)..............       150,552
     4,400   Pharmion Corp.*(+)..........       102,124
                                           ------------
                                                490,176
                                           ------------
Real Estate (0.2%):
     5,100   Bluegreen, Corp.*(+)........        88,791
                                           ------------
Real Estate Investment Trusts (7.1%):
     2,800   Camden Property Trust.......       150,500
     6,900   Colonial Properties Trust...       303,600
    10,200   Corporate Office Properties
               Trust.....................       300,390
     5,700   Health Care REIT, Inc. .....       214,833
    16,500   Highland Hospitality
               Corp. ....................       172,425
    11,700   Impac Mortgage Holdings,
               Inc.(+)...................       218,205
     9,000   Lexington Corporate
               Properties Trust..........       218,790
     8,800   Maguire Properties, Inc. ...       249,392
    24,500   MeriStar Hospitality
               Corp.*....................       210,700
     7,200   Newcastle Investment
               Corp.(+)..................       217,080
     4,200   Pennsylvania Real Estate
               Investment Trust..........       199,500
     3,200   Regency Centers Corp.(+)....       183,040
     8,200   Trizec Properties, Inc. ....       168,674
     6,000   Ventas, Inc. ...............       181,200
     8,100   Winston Hotels, Inc.(+).....        91,206
                                           ------------
                                              3,079,535
                                           ------------
Retail (10.8%):
     7,000   Airgas, Inc. ...............  $    172,690
    10,400   Casey's General Stores,
               Inc.(+)...................       206,128
    10,200   Cato Corp.(+)...............       210,630
     4,200   CBRL Group, Inc. ...........       163,212
    14,500   Cedar Shopping Centers,
               Inc. .....................       213,875
     6,500   Chiquita Brands
               International, Inc. ......       178,490
     9,500   Claire's Stores, Inc. ......       228,475
     7,000   Conn's, Inc.*(+)............       171,290
     8,400   Deckers Outdoor Corp.*(+)...       206,640
     4,400   Flowers Foods, Inc. ........       155,584
     9,500   Goody's Family Clothing,
               Inc. .....................        70,063
     3,900   Hughes Supply, Inc. ........       109,590
     4,900   K-Swiss, Inc., Class A......       158,466
    14,000   K2, Inc.*(+)................       177,520
     8,200   Landry's Restaurants,
               Inc.(+)...................       246,738

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Retail, continued
     7,700   Marvel Enterprises,
               Inc.*(+)..................  $    151,844
     8,200   MSC Industrial Direct
               Company, Inc., Class A....       276,750
     6,000   Nash Finch Co.(+)...........       220,440
     6,900   Pacific Sunwear of
               California, Inc.*.........       158,631
    19,700   Petmed Express, Inc.*.......       151,887
     4,900   Ralcorp Holding, Inc.(+)....       201,635
     4,000   RARE Hospitality
               International, Inc.*......       121,880
    11,700   Ruby Tuesday, Inc.(+).......       303,030
     6,300   Tempur-Pedic International,
               Inc.*(+)..................       139,734
     7,500   Thomas Nelson, Inc.(+)......       163,200
     6,700   Too, Inc.*(+)...............       156,579
                                           ------------
                                              4,715,001
                                           ------------
Services (4.4%):
     5,600   Career Education
               Corp.*(+).................       205,016
    20,000   Century Business Services,
               Inc.*.....................        81,000
     9,300   Chesapeake Corp.(+).........       194,742
    10,800   Cornell Corrections,
               Inc.*.....................       145,368
    10,000   eFunds Corp.*...............       179,900
    15,700   Healthcare Services Group,
               Inc.(+)...................       315,256
     7,100   Maximus, Inc. ..............       250,559
    19,000   Modis Professional
               Services*.................       178,980
     5,200   Volt Information Sciences,
               Inc.*.....................       123,396
     9,000   Watson Wyatt & Company
               Holdings..................       230,670
                                           ------------
                                              1,904,887
                                           ------------
Telecommunications (1.8%):
     8,000   Corillian Corp.*............        24,800
    14,500   Digi International, Inc.*...       171,970
     4,400   Leap Wireless International,
               Inc.*.....................       122,100
    26,500   Premiere Global Services,
               Inc.*(+)..................       299,185
    21,700   Skyworks Solutions, Inc.*...       159,929
                                           ------------
                                                777,984
                                           ------------
Transportation (1.1%):
     3,100   CNF, Inc. ..................       139,190
     4,700   Covenant Transport, Inc.,
               Class A*(+)...............        62,040
     6,000   Pacer International,
               Inc.*(+)..................       130,740
    11,500   U.S. Xpress Enterprises,
               Inc., Class A*(+).........       136,965
                                           ------------
                                                468,935
                                           ------------
Travel & Entertainment (0.5%):
     6,000   Aztar Corp.*................       205,500
                                           ------------
Utilities (3.9%):
    11,000   Alliant Energy Corp. .......       309,650
    11,000   Avista Corp. ...............       204,490
     4,000   Black Hills Corp. ..........       147,400
    11,000   Cleco Corp.(+)..............       237,270
     7,500   Great Plains Energy,
               Inc.(+)...................       239,175

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Utilities, continued
     5,600   New Jersey Resources
               Corp. ....................  $    270,200
    10,900   Piedmont Natural Gas
               Company, Inc. ............       261,818
                                           ------------
                                              1,670,003
                                           ------------
Waste Management (0.3%):
    18,000   Allied Waste Industries,
               Inc.*.....................       142,740
                                           ------------
  Total Common Stocks
    (Cost $40,322,940)                       41,794,430
                                           ------------
DEPOSIT ACCOUNT (3.5%):
 1,497,348   TNT Offshore Deposit
               Account...................     1,497,348
                                           ------------
  Total Deposit Account
    (Cost $1,497,348)                         1,497,348
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COLLATERAL FOR SECURITIES ON LOAN (37.3%):
16,114,954   Northern Trust Liquid
               Institutional Asset
               Portfolio.................  $ 16,114,954
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $16,114,954)                       16,114,954
                                           ------------
  Total Investments
    (Cost $57,935,242)(a)--137.6%            59,406,732
  Net Other Assets/(Liabilities)--(37.6)%   (16,246,704)
                                           ------------
  Net Assets--100.0%                       $ 43,160,028
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 3,044,389
    Unrealized depreciation...................   (1,653,831)
                                                -----------
    Net unrealized appreciation...............  $ 1,390,558
                                                ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                              DREYFUS PREMIER
                                                                 SMALL CAP
                                                                VALUE FUND
                                                              ---------------
ASSETS
Investments, at cost........................................    $57,935,242
                                                                ===========
Investments, at value*......................................    $59,406,732
Interest and dividends receivable...........................         44,169
Receivable for investments sold.............................        258,271
Prepaid expenses............................................            236
                                                                -----------
  Total Assets..............................................     59,709,408
                                                                -----------
LIABILITIES
Payable for investments purchased...........................        391,565
Payable for return of collateral received...................     16,114,954
Manager fees payable........................................         26,414
Distribution fees payable...................................          8,662
Other accrued liabilities...................................          7,785
                                                                -----------
  Total Liabilities.........................................     16,549,380
                                                                -----------
NET ASSETS..................................................    $43,160,028
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $39,316,553
  Undistributed net investment income/(loss)................        (15,147)
  Net realized gains/(losses) on investment transactions....      2,387,132
  Net unrealized appreciation/(depreciation) on
     investments............................................      1,471,490
                                                                -----------
NET ASSETS..................................................    $43,160,028
                                                                ===========
Shares of beneficial interest...............................      3,632,493
Net Asset Value (offering and redemption price per share)...    $     11.88
                                                                ===========

------------

*    Includes securities on loan of $15,623,234.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                              DREYFUS PREMIER
                                                                 SMALL CAP
                                                                VALUE FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................    $        43
Dividends...................................................        224,367
Income from securities lending..............................          4,902
                                                                -----------
     Total Investment Income................................        229,312
                                                                -----------
EXPENSES:
Manager fees................................................        162,973
Administration fees.........................................         12,584
Distribution fees...........................................         45,270
Custodian fees..............................................         21,995
Shareholder reports.........................................          2,792
Other expenses..............................................          9,196
                                                                -----------
     Total expenses before waivers/reimbursements...........        254,810
     Less expenses waived/reimbursed by the Manager.........        (10,351)
                                                                -----------
     Net Expenses...........................................        244,459
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................        (15,147)
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......      1,680,791
Change in unrealized appreciation/(depreciation) on
  investments...............................................     (1,928,119)
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       (247,328)
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $  (262,475)
                                                                ===========

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ DREYFUS PREMIER
                                                                    SMALL CAP VALUE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED      MAY 3,
                                                                  JUNE 30,          2004 TO
                                                                    2005         12/31/2004(A)
                                                              ----------------   -------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (15,147)      $    25,776
  Net realized gains/(losses) on investment transactions....      1,680,791           960,245
  Net realized gain from payment by affiliate for the
     disposal of investments in violation of restrictions...             --               313
  Change in unrealized appreciation/(depreciation) on
     investments............................................     (1,928,119)        3,399,609
                                                                -----------       -----------
  Change in net assets from operations......................       (262,475)        4,385,943
                                                                -----------       -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................             --           (31,016)
  From net realized gains...................................             --          (253,760)
                                                                -----------       -----------
  Change in net assets resulting from dividends to
     shareholders...........................................             --          (284,776)
                                                                -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     15,721,804        28,003,021
  Proceeds from dividends reinvested........................        284,776                --
  Cost of shares redeemed...................................     (3,357,555)       (1,330,710)
                                                                -----------       -----------
  Change in net assets from capital transactions............     12,649,025        26,672,311
                                                                -----------       -----------
  Change in net assets......................................     12,386,550        30,773,478
NET ASSETS:
  Beginning of period.......................................     30,773,478                --
                                                                -----------       -----------
  End of period.............................................    $43,160,028       $30,773,478
                                                                ===========       ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   (15,147)      $        --
                                                                ===========       ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      1,351,243         2,679,126
  Dividends reinvested......................................         23,613                --
  Shares redeemed...........................................       (293,763)         (127,726)
                                                                -----------       -----------
  Change in shares..........................................      1,081,093         2,551,400
                                                                ===========       ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                                    MAY 3,
                                                              SIX MONTHS ENDED     2004 TO
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005           2004(A)
                                                              ----------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 12.06          $ 10.00
                                                                  -------          -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..............................           --             0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments............................................        (0.18)            2.16
                                                                  -------          -------
  Total from Investment Activities..........................        (0.18)            2.17
                                                                  -------          -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.....................................           --            (0.01)
  Net Realized Gains........................................           --            (0.10)
                                                                  -------          -------
  Total Dividends...........................................           --            (0.11)
                                                                  -------          -------
NET ASSET VALUE, END OF PERIOD..............................      $ 11.88          $ 12.06
                                                                  =======          =======
TOTAL RETURN*(b)............................................        (1.49)%          21.72%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................      $43,160          $30,773
Net Investment Income/(Loss)(c).............................        (0.08)%           0.24%
Expenses Before Waivers/Reimbursements**(c).................         1.41%            1.51%
Expenses Net of Waivers/Reimbursements(c)...................         1.35%            1.35%
Portfolio Turnover Rate.....................................        76.87%           83.52%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Dreyfus Premier Small Cap Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the Performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Dreyfus Premier Small Cap Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  PAYMENT TO THE FUND BY AFFILIATE

  On July 15, 2004, the Fund purchased a security in violation of its investment guidelines. On July 20, 2004, the Fund sold these shares to bring it back in compliance, and The Dreyfus Corporation reimbursed the Fund $313 related to the loss incurred on this transaction. The reimbursement did not materially affect the total return for the year.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Dreyfus Premier Small Cap Value Fund...................  $16,114,954      $15,623,234

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund.

  Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, The Dreyfus Corporation ("DC") and the Trust, DC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Dreyfus Premier Small Cap Value Fund...................     0.90%          1.35%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2007   12/31/2008
                                                                 ----------   ----------
   USAZ Dreyfus Premier Small Cap Value Fund...................   $16,603      $10,351

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $1,153 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,267 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Dreyfus Premier Small Cap Value Fund...................  $38,735,704   $27,659,552

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                                USAZ(R) FRANKLIN
                              SMALL CAP VALUE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Franklin Small Cap Value Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Franklin Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Franklin Small Cap Value Fund.....    $1,000.00       $1,017.30          $5.80               1.16%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Franklin Small Cap Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Franklin Small Cap Value Fund.....    $1,000.00       $1,019.04          $5.81               1.16%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Franklin Small Cap Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ FRANKLIN SMALL CAP VALUE FUND          NET ASSETS*
   ----------------------------------          -----------
   Airlines..................................       1.1%
   Automobiles...............................       5.2
   Banking/Financial Services................       1.1
   Chemicals.................................       2.4
   Computers.................................       0.6
   Construction..............................       1.0
   Electronics...............................       4.0
   Health Care...............................       1.8
   Hotels/Motels.............................       0.6
   Household.................................       3.1
   Insurance.................................       5.1
   Manufacturing.............................      20.6
   Metals/Mining.............................       4.5
   Oil/Gas...................................       2.6
   Paper/Forest Products.....................       1.2
   Pharmaceuticals...........................       1.2
   Real Estate Investment Plans..............       0.9
   Retail/Wholesale..........................      11.4
   Services..................................       2.4
   Transportation............................       3.7
   Travel/Entertainment......................       1.2
   Utilities.................................       0.4
   Short-Term Investments....................      58.4
                                                  -----
                                                  134.5%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO NFJ SMALL CAP VALUE FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (76.1%):
Airlines (1.1%):
  108,800   SkyWest, Inc. ...............  $  1,977,984
                                           ------------
Automobiles (5.2%):
  129,000   Monaco Coach Corp.(+)........     2,217,510
   67,000   Superior Industries
              International, Inc.(+).....     1,587,900
   93,200   Thor Industries, Inc.(+).....     2,929,276
  122,400   Wabash National Corp. .......     2,965,752
                                           ------------
                                              9,700,438
                                           ------------
Banking/Financial Services (1.1%):
      700   Chemical Financial
              Corp.(+)...................        23,177
   22,700   First Indiana Corp.(+).......       673,509
    3,200   National Financial Partners
              Corp. .....................       125,248
   45,300   Peoples Bancorp, Inc.(+).....     1,211,775
                                           ------------
                                              2,033,709
                                           ------------
Chemicals (2.4%):
   76,400   Cabot Corp. .................     2,521,200
   77,500   Westlake Chemical Corp.(+)...     1,898,750
                                           ------------
                                              4,419,950
                                           ------------
Computers (0.6%):
   46,200   Avocent Corp.*...............     1,207,668
                                           ------------
Construction (1.0%):
   35,000   M/I Homes, Inc.(+)...........     1,893,500
                                           ------------
Electronics (4.0%):
   40,000   Mettler-Toledo International,
              Inc.*......................     1,863,200
   15,000   Mine Safety Appliances
              Co. .......................       693,000
    1,600   Nordson Corp.(+).............        54,848
  241,600   OmniVision Technologies,
              Inc.*(+)...................     3,283,344
  121,700   Sierra Pacific
              Resources*(+)..............     1,515,165
                                           ------------
                                              7,409,557
                                           ------------
Health Care (1.8%):
   74,000   STERIS Corp. ................     1,906,980
   50,700   West Pharmaceutical Services,
              Inc.(+)....................     1,422,135
                                           ------------
                                              3,329,115
                                           ------------
Hotels/Motels (0.6%):
  122,900   LA Quinta Corp.*.............     1,146,657
                                           ------------
Household (3.1%):
   65,500   Ethan Allen Interiors,
              Inc.(+)....................     2,194,905
   45,400   Hooker Furniture Corp.(+)....       793,138
   91,600   La-Z-Boy, Inc.(+)............     1,334,612
  112,900   Russ Berrie & Company,
              Inc.(+)....................     1,446,249
                                           ------------
                                              5,768,904
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Insurance (5.1%):
   71,900   Aspen Insurance Holdings,
              Ltd.(+)....................  $  1,981,564
    5,800   Harleysville Group, Inc. ....       121,162
   56,300   IPC Holdings, Ltd. ..........     2,230,606
   79,000   Montpelier Re Holdings,
              Ltd.(+)....................     2,731,820
   38,000   RLI Corp.(+).................     1,694,800
   10,300   StanCorp Financial Group,
              Inc. ......................       788,774
                                           ------------
                                              9,548,726
                                           ------------
Manufacturing (20.6%):
   26,700   A.O. Smith Corp.(+)..........       713,157
   23,300   American Woodmark Corp. .....       699,233
   85,000   Apogee Enterprises, Inc. ....     1,306,450
   27,800   AptarGroup, Inc. ............     1,412,240
   25,800   Bassett Furniture Industries,
              Inc.(+)....................       486,588
  100,000   Briggs & Stratton Corp.(+)...     3,462,000
    9,800   Carlisle Companies,
              Inc.(+)....................       672,574
   60,500   CIRCOR International,
              Inc. ......................     1,492,535
   40,400   CNH Global NV................       763,156
   62,200   Cohu, Inc.(+)................     1,247,110
   34,000   Genlyte Group, Inc.*.........     1,657,160
   69,700   Graco, Inc. .................     2,374,679
   53,700   JLG Industries, Inc.(+)......     1,475,676
   55,000   Kennametal, Inc. ............     2,521,750
   13,900   Lancaster Colony Corp. ......       596,588
   46,200   Lone Star Technologies,
              Inc.*......................     2,102,100
  168,500   Mueller Industries,
              Inc.(+)....................     4,566,350
   25,700   Powell Industries, Inc.*.....       484,959
  150,700   RPM International, Inc.(+)...     2,751,782
   43,900   Russell Corp.(+).............       897,755
   27,600   Teleflex, Inc.(+)............     1,638,612
   18,400   Thomas Industries, Inc.(+)...       735,264
   35,000   Watts Water Technologies,
              Inc., Class A..............     1,172,150
   87,000   York International Corp. ....     3,306,000
                                           ------------
                                             38,535,868
                                           ------------
Metals/Mining (4.5%):
   42,800   Arch Coal, Inc.(+)...........     2,331,316
   80,300   Gibraltar Industries,
              Inc.(+)....................     1,488,762
   52,100   Reliance Steel & Aluminum
              Co. .......................     1,931,347
   90,100   Steel Dynamics, Inc.(+)......     2,365,125
   13,700   Timken Co. ..................       316,470
                                           ------------
                                              8,433,020
                                           ------------
Oil/Gas (2.6%):
   11,300   Atwood Oceanics, Inc.*.......       695,628
  122,300   Global Industries, Ltd.*.....     1,039,550
   47,500   Oil States International,
              Inc.*......................     1,195,575
   50,000   Tidewater, Inc. .............     1,906,000
                                           ------------
                                              4,836,753
                                           ------------

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO NFJ SMALL CAP VALUE FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Paper/Forest Products (1.2%):
  117,000   Glatfelter(+)................  $  1,450,800
  105,000   Mercer International,
              Inc.*(+)...................       765,450
                                           ------------
                                              2,216,250
                                           ------------
Pharmaceuticals (1.2%):
   83,900   NBTY, Inc.*(+)...............     2,176,366
                                           ------------
Real Estate Investment Trusts (0.9%):
   57,000   Arbor Realty Trust,
              Inc.(+)....................     1,635,900
                                           ------------
Retail/Wholesale (11.4%):
   70,000   Brown Shoe Company, Inc. ....     2,740,500
   62,100   Casey's General Stores,
              Inc. ......................     1,230,822
  100,000   Christopher & Banks
              Corp.(+)...................     1,826,000
   49,900   Dillard's, Inc., Class
              A(+).......................     1,168,658
  112,400   Gymboree Corp.*(+)...........     1,535,384
   66,600   Hot Topic, Inc.*(+)..........     1,273,392
   17,600   Hughes Supply, Inc. .........       494,560
   38,200   Linen 'n Things, Inc.*.......       903,812
   53,800   Men's Wearhouse, Inc.*.......     1,852,334
  114,300   Pier 1 Imports, Inc.(+)......     1,621,917
   63,000   Regis Corp. .................     2,462,040
   41,200   Timberland Co., Class A*.....     1,595,264
  120,000   West Marine, Inc.*(+)........     2,167,200
   10,400   Zale Corp.*..................       329,576
                                           ------------
                                             21,201,459
                                           ------------
Services (2.4%):
   21,000   ABM Industries, Inc. ........       409,500
   32,100   Dollar Thrifty Automotive
              Group, Inc.*...............     1,219,158
   21,400   EMCOR Group, Inc.*...........     1,046,460
   64,900   Reynolds & Reynolds Co.,
              Class A....................     1,754,247
                                           ------------
                                              4,429,365
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Transportation (3.7%):
   56,700   Intrawest Corp.(+)...........  $  1,365,336
   58,700   Kansas City Southern*(+).....     1,184,566
   30,800   Offshore Logistics, Inc.*....     1,011,472
   49,200   OMI Corp. ...................       935,292
   16,700   Overseas Shipholding Group,
              Inc. ......................       996,155
   30,300   Teekay Shipping Corp.(+).....     1,330,170
                                           ------------
                                              6,822,991
                                           ------------
Travel/Entertainment (1.2%):
   65,000   Aztar Corp.*(+)..............     2,226,250
                                           ------------
Utilities (0.4%):
   32,500   Airgas, Inc.(+)..............       801,775
                                           ------------
  Total Common Stocks
    (Cost $139,058,072)                     141,752,205
                                           ------------
DEPOSIT ACCOUNT (26.3%):
48,989,290  TNT Offshore Deposit
              Account....................    48,989,290
                                           ------------
  Total Deposit Account
    (Cost $48,989,290)                       48,989,290
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (32.1%):
59,855,167  Northern Trust Liquid
              Institutional Asset
              Portfolio..................    59,855,167
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $59,855,167)                       59,855,167
                                           ------------
  Total Investments
    (Cost $247,902,529)(a)--134.5%          250,596,662
  Net Other Assets/(Liabilities)--(34.5)%   (64,249,083)
                                           ------------
  Net Assets--100.0%                       $186,347,579
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 7,549,316
    Unrealized depreciation...................   (4,852,436)
                                                -----------
    Net unrealized appreciation...............  $ 2,696,880
                                                ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                      USAZ
                                                                    FRANKLIN
                                                              SMALL CAP VALUE FUND
                                                               (FORMERLY KNOWN AS
                                                                 USAZ PIMCO NFJ
                                                                   SMALL CAP
                                                                  VALUE FUND)
                                                              --------------------
ASSETS
Investments, at cost........................................      $247,902,529
                                                                  ============
Investments, at value*......................................      $250,596,662
Dividends receivable........................................           161,384
Prepaid expenses............................................               998
                                                                  ------------
  Total Assets..............................................       250,759,044
                                                                  ------------
LIABILITIES
Payable for investments purchased...........................         4,383,803
Payable for return of collateral received...................        59,855,167
Manager fees payable........................................           109,643
Distribution fees payable...................................            36,548
Other accrued liabilities...................................            26,304
                                                                  ------------
  Total Liabilities.........................................        64,411,465
                                                                  ------------
NET ASSETS..................................................      $186,347,579
                                                                  ============
NET ASSETS CONSIST OF:
  Capital...................................................       164,775,956
  Undistributed net investment income/(loss)................         1,540,648
  Net realized gains/(losses) on investment transactions....        17,336,842
  Net unrealized appreciation/(depreciation) on
     investments............................................         2,694,133
                                                                  ------------
NET ASSETS..................................................      $186,347,579
                                                                  ============
Shares of beneficial interest...............................        11,718,567
Net Asset Value (offering and redemption price per share)...      $      15.90
                                                                  ============

------------
*  Includes securities on loan of $58,117,765.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ FRANKLIN
                                                              SMALL CAP VALUE FUND
                                                               (FORMERLY KNOWN AS
                                                                 USAZ PIMCO NFJ
                                                                   SMALL CAP
                                                                  VALUE FUND)
                                                              --------------------
INVESTMENT INCOME:
Dividends...................................................      $  1,314,260
Income from securities lending..............................            15,117
                                                                  ------------
     Total Investment Income................................         1,329,377
                                                                  ------------
EXPENSES:
Manager fees................................................           568,695
Administration fees.........................................            60,794
Distribution fees...........................................           189,565
Audit fees..................................................             6,534
Custodian fees..............................................             8,288
Legal fees..................................................             9,929
Shareholder reports.........................................            13,784
Trustees' fees..............................................             6,010
Other expenses..............................................            12,525
                                                                  ------------
     Total expenses.........................................           876,124
                                                                  ------------
NET INVESTMENT INCOME/(LOSS)................................           453,253
                                                                  ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......        15,796,731
Change in unrealized appreciation/(depreciation) on
  investments...............................................       (13,280,625)
                                                                  ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...         2,516,106
                                                                  ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $  2,969,359
                                                                  ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       USAZ FRANKLIN
                                                                   SMALL CAP VALUE FUND
                                                                    (FORMERLY KNOWN AS
                                                                      USAZ PIMCO NFJ
                                                                   SMALL CAP VALUE FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005             2004
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    453,253     $  1,088,513
  Net realized gains/(losses) on investment transactions....      15,796,731        1,538,993
  Change in unrealized appreciation/(depreciation) on
     investments............................................     (13,280,625)      13,610,028
                                                                ------------     ------------
  Change in net assets from operations......................       2,969,359       16,237,534
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --          (78,607)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --          (78,607)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      60,872,925       93,722,492
  Proceeds from dividends reinvested........................              --          261,863
  Cost of shares redeemed...................................      (6,191,306)      (6,940,624)
                                                                ------------     ------------
  Change due to capital contributions.......................      54,681,619       87,043,731
                                                                ------------     ------------
  Change in net assets......................................      57,650,978      103,202,658
NET ASSETS:
  Beginning of period.......................................     128,696,601       25,493,943
                                                                ------------     ------------
  End of period.............................................    $186,347,579     $128,696,601
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  1,540,648     $  1,087,395
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       3,890,733        6,725,032
  Dividends reinvested......................................              --           20,110
  Shares redeemed...........................................        (407,385)        (515,937)
                                                                ------------     ------------
  Change in shares..........................................       3,483,348        6,229,205
                                                                ============     ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO NFJ SMALL CAP VALUE FUND)
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED    YEAR ENDED    MAY 1, 2003 TO
                                                        JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                          2005             2004          2003(A)
                                                    ----------------   ------------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  15.63         $  12.71        $ 10.00
                                                        --------         --------        -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................            --             0.13           0.08
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.27             2.80           2.75
                                                        --------         --------        -------
  Total from Investment Activities................          0.27             2.93           2.83
                                                        --------         --------        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --               --          (0.08)
  Net Realized Gains..............................            --            (0.01)         (0.04)
                                                        --------         --------        -------
  Total Dividends.................................            --            (0.01)         (0.12)
                                                        --------         --------        -------
NET ASSET VALUE, END OF PERIOD....................      $  15.90         $  15.63        $ 12.71
                                                        ========         ========        =======
TOTAL RETURN*(b)..................................          1.73%           23.10%         28.38%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $186,348         $128,697        $25,494
Net Investment Income/(Loss)(c)...................          0.60%            1.68%          1.54%
Expenses Before Waivers/Reimbursements**(c).......          1.16%            1.23%(d)       1.60%
Expenses Net of Waivers/Reimbursements(c).........          1.16%            1.23%(d)       1.25%
Portfolio Turnover Rate...........................         98.90%           21.14%(e)      13.67%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  Includes recoupment of prior expenses reimbursed by Manager.
(e) On May 2, 2005, the USAZ Pimco NFJ Small Cap Value Fund became the USAZ Franklin Small Cap Value Fund.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO NFJ SMALL CAP VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Franklin Small Cap Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Franklin Small Cap Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO NFJ SMALL CAP VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Franklin Small Cap Value Fund..........................  $59,855,167      $58,117,765

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Franklin Advisory Services, LLC ("Franklin") and the Trust, Franklin investment advisory services as the Subadviser for the Fund subject to the general

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO NFJ SMALL CAP VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  supervision of the Board of Trustees and USAllianz Advisers, LLC. Pimco Advisors Retail Holdings, LLC and NFJ Investment Group L.P. provided investment advisory services as the Subadviser for the Fund prior May 2, 2005. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Franklin Small Cap Value Fund..........................     0.75%          1.35%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, there are no reimbursements that may potentially be made in subsequent years.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $4,823 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $6,010 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   USAZ Franklin Small Cap Value Fund..........................  $148,801,049   $127,566,750

5. BOARD CONSIDERATION OF THE FRANKLIN SUBADVISORY AGREEMENT

  At an in-person meeting of the Board held on February 26, 2005, the trustees unanimously approved a subadvisory agreement between USAllianz Advisers and Franklin to appoint Franklin as subadviser of the Fund. At such meeting, and at a telephonic Board meeting held February 9, 2005, the trustees reviewed materials furnished by USAllianz Advisers, Franklin and other potential subadvisers.

  In reaching its determination, the Board considered the recommendation of USAllianz Advisers that the Board select Franklin as subadviser to the Fund. The Trust operates pursuant to a "manager of managers" Exemptive Order from the SEC, and USAllianz Advisers, as manager of all of the series of the Trust, is charged with researching and recommending subadvisers for the Trust.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO NFJ SMALL CAP VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  USAllianz Advisers has adopted policies and procedures to assist it in the process of analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by USAllianz Advisers in deciding which investment advisers to select. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by USAllianz Advisers to monitor the investment performance and other responsibilities of the subadviser.

  USAllianz Advisers explained to the Board that the primary reason for recommending a change in subadvisers was that PIMCO/NFJ was seeking to close the Fund to new shareholders.

  USAllianz Advisers presented information to the Board regarding several potential subadvisers, providing information such as performance versus peer group for 1, 3, 5 and 10 year periods and rolling averages for one-year periods and statistics such as R2, alpha, beta, standard deviation, up market capture, down market capture, and "style map" information. USAllianz Advisers presented the results of these analyses to the Board. USAllianz Advisers noted that a fund managed by Franklin which is comparable to the Fund performed very well as measured by the analyses.

  USAllianz Advisers noted that Franklin's investment style is very similar to the PIMCO/NFJ's style, and that Franklin focused on small cap holdings that pay dividends that results in a high correlation in investment returns when comparing investment styles.

  USAllianz Advisers also discussed the proposed subadvisory fee payable to Franklin, and contrasted this to the fee paid to PIMCO/NFJ for managing the Fund. It was noted that subadvisory fees would be higher than those currently paid to PIMCO/NFJ. The Board was aware that, because the subadviser is paid out of the management fee paid to USAllianz Advisers, a change of subadvisers, in and of itself, would not result in any change in the advisory fees paid by shareholders of the Fund.

  Based upon its review, the Board concluded that the fees to be paid to Franklin were reasonable. USAllianz Advisers, on behalf of the Board, endeavored to obtain information on the anticipated profitability of Franklin in connection with its relationship with the Fund. USAllianz Advisers was unable to obtain such information. USAllianz Advisers also assured the Board that the agreement with Franklin was negotiated on an "arm's length" basis, so that arguably, such profitability information should be less relevant to the Board. The Board recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Board determined that there was no evidence that the level of such profitability attributable to Franklin subadvising the Fund was excessive.

  In reviewing the other various matters listed above, the Board concluded that Franklin was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that Franklin could provide were at a level at least equal to the services that could be provided by PIMCO/NFJ; that Franklin was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of Franklin (based upon the historical "track records" of a comparable fund) was at least satisfactory.

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                                USAZ(R) JENNISON
                                20/20 FOCUS FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Jennison 20/20 Focus Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Jennison 20/20 Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Jennison 20/20 Focus Fund.........    $1,000.00       $1,065.00          $2.04               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Jennison 20/20 Focus Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                             BEGINNING     ENDING ACCOUNT     EXPENSE PAID      EXPENSE RATIO
                                           ACCOUNT VALUE       VALUE         DURING PERIOD*     DURING PERIOD
                                              5/2/05          6/30/05       5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                           -------------   --------------   ----------------   ----------------
   USAZ Jennison 20/20 Focus Fund........    $1,000.00       $1,006.25           $1.98               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

The USAZ Jennison 20/20 Focus Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ JENNISON 20/20 FOCUS FUND              NET ASSETS*
   ------------------------------              -----------
   Aerospace/Defense.........................       1.8%
   Banking/Financial Services................       6.4
   Chemicals.................................       2.0
   Computers.................................      13.0
   Electronics...............................       5.5
   Food......................................       4.8
   Health Care...............................       7.0
   Insurance.................................       4.8
   Manufacturing.............................       5.0
   Metals/Mining.............................       2.5
   Oil/Gas...................................      15.4
   Paper and Allied Products.................       1.8
   Pharmaceuticals...........................       5.3
   Retail/Wholesale..........................      17.4
   Telecommunications........................       1.5
   Utilities.................................       3.1
   Waste Management..........................       2.4
   Short-Term Investments....................      17.4
                                                 ------
                                                  117.1%
                                                 ======

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (99.7%):
Aerospace/Defense (1.8%):
    7,400   Northrop Grumman Corp. .......  $   408,850
                                            -----------
Banking/Financial Services (6.4%):
   11,700   American Express Co. .........      622,791
   33,000   Charles Schwab Corp. .........      372,240
    8,200   Merrill Lynch & Company,
              Inc. .......................      451,082
                                            -----------
                                              1,446,113
                                            -----------
Chemicals (2.0%):
   10,600   E. I. du Pont de Nemours and
              Co. ........................      455,906
                                            -----------
Computers (13.0%):
   20,100   Adobe Systems, Inc. ..........      575,262
   11,700   Apple Computer, Inc.*.........      430,677
   10,800   Electronic Arts, Inc.*........      611,388
    2,600   Google, Inc., Class A*........      764,790
   15,700   Yahoo!, Inc.*.................      544,005
                                            -----------
                                              2,926,122
                                            -----------
Electronics (5.5%):
   25,400   Intel Corp. ..................      661,924
   20,100   Texas Instruments, Inc. ......      564,207
                                            -----------
                                              1,226,131
                                            -----------
Food (4.8%):
   28,200   Cadbury Schweppes plc, ADR....    1,080,906
                                            -----------
Health Care (7.0%):
   10,400   Novartis AG, ADR..............      493,376
    8,800   Roche Holding AG, ADR.........      557,084
    9,900   UnitedHealth Group, Inc. .....      516,186
                                            -----------
                                              1,566,646
                                            -----------
Insurance (4.8%):
    7,700   American International Group,
              Inc. .......................      447,370
    5,800   CIGNA Corp. ..................      620,774
                                            -----------
                                              1,068,144
                                            -----------
Manufacturing (5.0%):
   16,700   General Electric Co. .........      578,655
   18,300   Tyco International, Ltd. .....      534,360
                                            -----------
                                              1,113,015
                                            -----------
Metals/Mining (2.5%):
    6,000   Phelps Dodge Corp. ...........      555,000
                                            -----------
Oil/Gas (15.4%):
   15,200   GlobalSantaFe Corp. ..........      620,160
   14,600   Halliburton Co. ..............      698,172
   27,000   Nexen, Inc.(+)................      819,720
   12,600   Sempra Energy.................      520,506
   16,800   Suncor Energy, Inc.(+)........      794,976
                                            -----------
                                              3,453,534
                                            -----------

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Paper and Allied Products (1.8%):
   12,600   Georgia-Pacific Corp. ........  $   400,680
                                            -----------
Pharmaceuticals (5.3%):
   10,000   Caremark Rx, Inc.*............      445,200
    9,300   Genentech, Inc.*..............      746,604
                                            -----------
                                              1,191,804
                                            -----------
Retail/Wholesale (17.4%):
    8,400   Altria Group, Inc.............      543,144
    8,200   Federated Department Stores,
              Inc.(+).....................      600,896
   28,000   Kroger Co.*...................      532,840
    8,500   Starbucks Corp.*..............      439,110
   10,700   Target Corp. .................      582,187
    5,000   Whole Foods Market, Inc. .....      591,500
   45,700   Xerox Corp.*..................      630,203
                                            -----------
                                              3,919,880
                                            -----------
Telecommunications (1.5%):
   14,600   SBC Communications, Inc. .....      346,750
                                            -----------
Utilities (3.1%):
    8,400   TXU Corp. ....................      697,956
                                            -----------
Waste Management (2.4%):
   19,100   Waste Management, Inc. .......      541,294
                                            -----------
  Total Common Stocks
    (Cost $21,775,259)                       22,398,731
                                            -----------
DEPOSIT ACCOUNT (10.7%):
2,408,856   TNT Offshore Deposit
              Account.....................    2,408,856
                                            -----------
  Total Deposit Account
    (Cost $2,408,856)                         2,408,856
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (6.7%):
1,509,200   Northern Trust Liquid
              Institutional Asset
              Portfolio...................    1,509,200
                                            -----------
  Total Collateral for Securities on Loan
    (Cost $1,509,200)                         1,509,200
                                            -----------
  Total Investments
    (Cost $25,693,315)(a)--117.1%            26,316,787
  Net Other Assets/(Liabilities)--(17.1)%    (3,847,669)
                                            -----------
  Net Assets--100.0%                        $22,469,118
                                            ===========

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

------------

*   Non-income producing security.

(+)   All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

     Unrealized appreciation...................  $ 882,403
     Unrealized depreciation...................   (263,011)
                                                 ---------
     Net unrealized appreciation...............  $ 619,392
                                                 =========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                              JENNISON 20/20
                                                                FOCUS FUND
                                                              --------------
ASSETS
Investments, at cost........................................   $25,693,315
                                                               ===========
Investments, at value*......................................   $26,316,787
Dividends receivable........................................        22,764
Prepaid expenses............................................           107
                                                               -----------
  Total Assets..............................................    26,339,658
                                                               -----------
LIABILITIES
Payable for investments purchased...........................     2,341,781
Payable for return of collateral received...................     1,509,200
Manager fees payable........................................         9,708
Distribution fees payable...................................         3,686
Other accrued liabilities...................................         6,165
                                                               -----------
  Total Liabilities.........................................     3,870,540
                                                               -----------
NET ASSETS..................................................   $22,469,118
                                                               ===========
NET ASSETS CONSIST OF:
  Capital...................................................   $21,836,219
  Undistributed net investment income/(loss)................         9,488
  Net realized gains/(losses) on investments................           (61)
  Net unrealized appreciation/(depreciation) on investment
     transactions...........................................       623,472
                                                               -----------
NET ASSETS..................................................   $22,469,118
                                                               ===========
Shares of beneficial interest...............................     2,110,352
Net Asset Value (offering and redemption price per share)...   $     10.65
                                                               ===========

------------

*    Includes securities on loan of $1,475,960.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                              JENNISON 20/20
                                                                FOCUS FUND
                                                              --------------
INVESTMENT INCOME:
Dividends...................................................     $ 36,680
Income from securities lending..............................           18
                                                                 --------
     Total Investment Income................................       36,698
                                                                 --------
EXPENSES:
Manager fees................................................       18,140
Administration fees.........................................        2,482
Distribution fees...........................................        5,669
Audit fees..................................................          392
Custodian fees..............................................        1,767
Legal fees..................................................          400
Shareholder reports.........................................          859
Other expenses..............................................        1,014
                                                                 --------
     Total expenses before waivers/reimbursements...........       30,723
     Less expenses waived/reimbursed by the Manager.........       (3,513)
                                                                 --------
     Net Expenses...........................................       27,210
                                                                 --------
NET INVESTMENT INCOME/(LOSS)................................        9,488
                                                                 --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......          (61)
Change in unrealized appreciation/(depreciation) on
  investments...............................................      623,472
                                                                 --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      623,411
                                                                 --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $632,899
                                                                 ========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                    USAZ
                                                               JENNISON 20/20
                                                                 FOCUS FUND
                                                              ----------------
                                                               MAY 2, 2005 TO
                                                              JUNE 30, 2005(A)
                                                              ----------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $     9,488
  Net realized gains/(losses) on investment transactions....            (61)
  Change in unrealized appreciation/(depreciation) on
     investments............................................        623,472
                                                                -----------
  Change in net assets from operations......................        632,899
                                                                -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     21,980,486
  Cost of shares redeemed...................................       (144,267)
                                                                -----------
  Change in net assets from capital transactions............     21,836,219
                                                                -----------
  Change in net assets......................................     22,469,118
                                                                -----------
NET ASSETS:
  Beginning of period.......................................             --
                                                                -----------
  End of period.............................................    $22,469,118
                                                                ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $     9,488
                                                                ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      2,123,848
  Shares redeemed...........................................        (13,496)
                                                                -----------
  Change in shares..........................................      2,110,352
                                                                ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
FINANCIAL HIGHLIGHTS

                                                    MAY 2, 2005 TO
                                                       JUNE 30,
                                                       2005(A)
                                                    --------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 10.00
                                                       -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          --
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.65
                                                       -------
  Total from Investment Activities................        0.65
                                                       -------
NET ASSET VALUE, END OF PERIOD....................     $ 10.65
                                                       =======
TOTAL RETURN*(b)..................................        6.50%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................     $22,469
Net Investment Income/(Loss)(c)...................        0.42%
Expenses Before Waivers/Reimbursements**(c).......        1.35%
Expenses Net of Waivers/Reimbursements(c).........        1.20%
Portfolio Turnover Rate...........................        6.26%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Jennison 20/20 Focus Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Jennison 20/20 Focus Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Jennison 20/20 Focus Fund..............................  $1,509,200      $1,475,960

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Jennison Associates LLC, (the subadviser is also affiliated with Prudential Investment Management, Inc.), ("Jennison") and the Trust, Jennison provides

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Jennison 20/20 Focus Fund..............................     0.80%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   USAZ Jennison 20/20 Focus Fund..............................    $3,513

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses may be paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2005, no payments were made from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $199 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES     SALES
                                                                 -----------   --------
   USAZ Jennison 20/20 Focus Fund..............................  $22,542,437   $767,117

5. APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

  The USAllianz Variable Insurance Products Trust (the "Trust") is a manager-of-managers fund, which means that the Trust's Manager (USAllianz Advisers, LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust's investment portfolios. The Trust's Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the Funds of the USAllianz Variable Insurance Products Trust (the "Funds") are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

  The Trust's Manager has adopted policies and procedures to assist it in the process of analyzing each investment Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust's Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust's Board on its analysis at the regular quarterly meetings of the Board. Where warranted, the Manager will add or remove a particular Subadviser from a "watch" list that it maintains. There are no objective criteria for a Subadviser being placed on the "watch" list; this is purposeful so that the Manager can exercise its judgment on the types of factors that should be weighed and balanced in determining whether, under all of the circumstances, a Subadviser is properly fulfilling its responsibilities. During this past year, certain Subadvisers became embroiled in the mutual fund scandal and, in addition to objective criteria for determining whether a Subadviser was properly fulfilling its responsibilities, subjective consideration was given by the Manager and the Trust's Board to the reputational and other risk to the Trust and its shareholders that might ensue from continuing to subcontract with a Subadviser.

  In assessing the Manager's and Subadvisers' (collectively, the "Advisory Organizations") performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

  As required by the Investment Company Act of 1940 ("1940 Act"), the Trust's Board has reviewed and approved the Trust's Investment Management Agreement with the Manager (the "Advisory Agreement") and portfolio management agreements (the "Subadvisory Agreements") with the Subadvisers. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

  The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

  The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  relationship to its benchmark(s), certain competitor or "peer group" funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

  The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

  The Advisory and Subadvisory Agreements (collectively, the "Agreements") were approved at an in-person meeting of the Board of Trustees on February 25 and 26, 2005. In preparation for such meetings, the Trustees had requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent ("disinterested") Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreements, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, nor does the Board consider any one of them to be determinative.

  A new SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees during the most recent fiscal half-year. The "factors" enumerated by the SEC are set forth below in italics, as well as the Board's conclusions regarding such factors with a particular focus on those reached in connection with the approval of the Agreements for the three New
  Funds:

  (1) The nature, extent and quality of services provided by the Manager and Subadvisers.

  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund's business and other affairs. As the Trust is a manager-of-managers fund, the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust's investment portfolios. The Trust's Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

  The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager's role in coordinating the activities of the Trust's other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to each of the Funds under the Agreements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  (2) The investment performance of the Funds, the Manager and the Subadvisers.

  In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the previous quarter, and previous one-, three- and five-year periods, and since inception. (Since none of the Funds have been in existence for five years, Trustees receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers' comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups.

  Telephonic Board of Trustees meetings were held on December 20, 2004 and February 9, 2005 at which time USAZ reported on various issues pertaining to certain Funds, and in particular, those Funds on the watch list, and its recommendations regarding the creation of three New Funds.

  At the February 25 and 26, 2005 Board meeting, the Trustees approved the creation of the three New Funds and related Agreements. These are the USAZ Jennison Growth Fund and USAZ Jennison 20/20 Focus Fund, for which the Subadviser is Jennison Associates, LLC; and the Salomon Brothers Small Cap Growth Fund, for which the Subadviser is Salomon Brothers Asset Management, Inc. The effective date of the Agreements pertaining to the three New Funds is May 1, 2005.

  In connection with the approvals of the Agreements at the February 25 and 26 meeting for the three New Funds, the Trustees determined that the investment performance of the new Subadvisers (based upon historical "track records" of comparable funds) was at least satisfactory.

  (3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.

  The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to "cap" Fund expenses at certain levels, and information is provided to Trustees setting forth "contractual" advisory fees and "actual" fees after taking expense caps into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

  The Manager has also supplied information to the Board of Trustees pertaining to total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to "cap" Fund expenses at certain levels.

  Information on the three New Funds was supplied to Trustees in connection with the meeting of February 25 and 26, 2005. The information provided indicated that all three New Funds will have "actual" advisory fees from 6 to 15 basis points below the industry median, and total expense ratios (after fee caps) which will be from 19 to 24 basis points above the median.

  The Manager has committed to providing the Funds with a high quality of service and work to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the expense ratios of the New Funds were not unreasonable.

  The Manager provided information concerning the profitability of the Manager's investment advisory activities for the period from May, 2001 through the end of 2004 (estimated). The only advisory client of the Manager during such period was the Trust.

  The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation and the adviser's capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager's relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager's level of profitability from its relationship with each Fund was not excessive.
 14

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Manager, on behalf of the Board of Trustees, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. USAZ was unable to obtain meaningful profitability information from the unaffiliated Subadvisers. For example, USAZ was advised that profitability information was not available from certain Subadvisers on a "per fund" basis. The Manager also assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it were negotiated on an "arm's length" basis, so that arguably, such profitability information should be less relevant to Trustees. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to subadvising the New Funds was excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.

  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreements for the three New Funds have such "breakpoints." The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with New Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by New Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the New Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds.

  The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2005, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

  Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the New Funds' advisory fee rate schedules was acceptable under each Fund's circumstances.

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                                USAZ(R) JENNISON
                                   GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Jennison Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Jennison Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Jennison Growth Fund..............    $1,000.00       $1,071.00          $2.04               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Jennison Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Jennison Growth Fund..............    $1,000.00       $1,006.25          $1.98               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Jennison Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ JENNISON GROWTH FUND                   NET ASSETS*
   -------------------------                   -----------
   Banking/Financial Services................       8.5%
   Beverages.................................       2.6
   Computers.................................      19.6
   E-Commerce................................       1.8
   Electronics...............................      11.3
   Health Care...............................       8.1
   Household.................................       3.4
   Insurance.................................       3.3
   Manufacturing.............................       5.2
   Oil/Gas...................................       4.2
   Pharmaceuticals...........................      14.2
   Retail/Wholesale..........................      13.7
   Telecommunications........................       3.5
   Short-Term Investments....................      12.4
                                                  -----
                                                  111.8%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS (99.4%):
Banking/Financial Services (8.5%):
  2,700   American Express Co. ...........  $  143,721
  9,300   Charles Schwab Corp. ...........     104,904
    700   Goldman Sachs Group, Inc. ......      71,414
  2,500   JPMorgan Chase & Co. ...........      88,300
  1,700   Merrill Lynch & Company,
            Inc. .........................      93,517
                                            ----------
                                               501,856
                                            ----------
Beverages (2.6%):
  1,900   Cadbury Schweppes plc, ADR......      72,827
  1,500   PepsiCo, Inc. ..................      80,895
                                            ----------
                                               153,722
                                            ----------
Computers (19.6%):
  1,900   Apple Computer, Inc.*...........      69,939
  5,300   Cisco Systems, Inc.*............     101,283
  2,600   Dell, Inc.*.....................     102,726
  2,300   Electronic Arts, Inc.*..........     130,203
    800   Google, Inc., Class A*..........     235,320
  1,500   Mercury Interactive Corp.*......      57,540
  3,700   Microsoft Corp. ................      91,908
  1,200   NAVTEQ Corp.*...................      44,616
  1,000   Research In Motion, Ltd.*(+)....      73,750
  1,700   SAP AG, ADR(+)..................      73,610
  5,300   Yahoo!, Inc.*...................     183,645
                                            ----------
                                             1,164,540
                                            ----------
E-Commerce (1.8%):
  3,300   eBay, Inc.*.....................     108,933
                                            ----------
Electronics (11.3%):
  3,900   Adobe Systems, Inc. ............     111,618
  1,800   Agilent Technologies, Inc.*.....      41,436
  4,900   Applied Materials, Inc. ........      79,282
  6,500   Intel Corp. ....................     169,390
  2,400   Marvell Technology Group,
            Ltd.*.........................      91,296
  2,300   Maxim Integrated Products,
            Inc. .........................      87,883
  3,200   Texas Instruments, Inc. ........      89,824
                                            ----------
                                               670,729
                                            ----------
Health Care (8.1%):
  2,400   Novartis AG-ADR.................     113,856
  2,400   Roche Holding AG-ADR............     151,932
  1,900   St. Jude Medical, Inc.*.........      82,859
  2,500   United Health Group, Inc. ......     130,350
                                            ----------
                                               478,997
                                            ----------
Household (3.4%):
  1,500   Estee Lauder Companies, Inc.,
            Class A.......................      58,695
  1,000   Gillette Co. ...................      50,630
  1,700   Procter & Gamble Co. ...........      89,675
                                            ----------
                                               199,000
                                            ----------
Insurance (3.3%):
    700   CIGNA Corp. ....................      74,921
  1,700   WellPoint, Inc.*................     118,388
                                            ----------
                                               193,309
                                            ----------

                                               FAIR
SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS, CONTINUED
Manufacturing (5.2%):
  2,400   Coach, Inc.*....................  $   80,568
  6,600   General Electric Co. ...........     228,690
                                            ----------
                                               309,258
                                            ----------
Oil/Gas (4.2%):
  2,500   Schlumberger, Ltd. .............     189,850
  1,200   Suncor Energy, Inc.(+)..........      56,784
                                            ----------
                                               246,634
                                            ----------
Pharmaceuticals (14.2%):
    900   Alcon, Inc. ....................      98,415
  1,800   Amgen, Inc.*....................     108,828
  1,900   Caremark Rx, Inc.*..............      84,588
  1,800   Eli Lilly & Co. ................     100,278
  2,500   Genentech, Inc.*................     200,700
  1,700   Gilead Sciences, Inc.*..........      74,783
  4,100   Pfizer, Inc. ...................     113,078
  1,500   Sanofi-Aventis, ADR(+)..........      61,485
                                            ----------
                                               842,155
                                            ----------
Retail/Wholesale (13.7%):
  3,600   Chico's FAS, Inc.*..............     123,408
  1,300   Federated Department Stores,
            Inc. .........................      95,264
  1,300   Lowe's Companies, Inc. .........      75,686
    900   NIKE, Inc., Class B.............      77,940
    900   PETsMART, Inc. .................      27,315
  1,700   Starbucks Corp.*................      87,822
  2,800   Target Corp. ...................     152,348
  1,000   Whole Foods Market, Inc. .......     118,300
  1,300   Williams-Sonoma, Inc.*..........      51,441
                                            ----------
                                               809,524
                                            ----------
Telecommunications (3.5%):
  3,100   Nextel Communications, Inc.,
            Class A*......................     100,161
  3,200   QUALCOMM, Inc. .................     105,632
                                            ----------
                                               205,793
                                            ----------
  Total Common Stocks
    (Cost $5,657,236)                        5,884,450
                                            ----------
DEPOSIT ACCOUNT (8.2%):
483,599   TNT Offshore Deposit Account....     483,599
                                            ----------
  Total Deposit Account
    (Cost $483,599)                            483,599
                                            ----------
COLLATERAL FOR SECURITIES ON LOAN (4.2%):
245,900   Northern Trust Liquid
            Institutional Asset
            Portfolio.....................     245,900
                                            ----------
  Total Collateral for Securities on Loan
    (Cost $245,900)                            245,900
                                            ----------
  Total Investments
    (Cost $6,386,735)(a)--111.8%             6,613,949
  Net Other Asset/(Liabilities)--(11.8)%      (696,566)
                                            ----------
  Net Assets--100.0%                        $5,917,383
                                            ==========

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

------------

*  Non-income producing security.

(+)  All of a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $284,099
    Unrealized depreciation...................   (58,131)
                                                --------
    Net unrealized appreciation...............  $225,968
                                                ========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ
                                                               JENNISON
                                                                GROWTH
                                                                 FUND
                                                              ----------
ASSETS
Investments, at cost........................................  $6,386,735
                                                              ==========
Investments, at value*......................................  $6,613,949
Dividends receivable........................................       3,060
Receivable for investments sold.............................      37,421
Prepaid expenses............................................          30
                                                              ----------
  Total Assets..............................................   6,654,460
                                                              ----------
LIABILITIES
Payable for investments purchased...........................     484,620
Payable for return of collateral received...................     245,900
Manager fees payable........................................       2,102
Distribution fees payable...................................       1,095
Other accrued liabilities...................................       3,360
                                                              ----------
  Total Liabilities.........................................     737,077
                                                              ----------
NET ASSETS..................................................  $5,917,383
                                                              ==========
NET ASSETS CONSIST OF:
  Capital...................................................  $5,689,404
  Undistributed net investment income/(loss)................      (1,996)
  Net realized gains/(losses) on investment transactions....       2,761
  Net unrealized appreciation/(depreciation) on
     investments............................................     227,214
                                                              ----------
NET ASSETS..................................................  $5,917,383
                                                              ==========
Shares of beneficial interest...............................     552,401
Net Asset Value (offering and redemption price per share)...  $    10.71
                                                              ==========

------------

*    Includes securities on loan of $237,718.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                USAZ
                                                              JENNISON
                                                               GROWTH
                                                                FUND
                                                              --------
INVESTMENT INCOME:
Dividends...................................................  $  6,939
Income from securities lending..............................         3
                                                              --------
     Total Investment Income................................     6,942
                                                              --------
EXPENSES:
Manager fees................................................     5,959
Administration fees.........................................       764
Distribution fees...........................................     1,862
Custodian fees..............................................     1,881
Shareholder reports.........................................       258
Other expenses..............................................       751
                                                              --------
     Total expenses before waivers/reimbursements...........    11,475
     Less expenses waived/reimbursed by the Manager.........    (2,537)
                                                              --------
     Net Expenses...........................................     8,938
                                                              --------
NET INVESTMENT INCOME/(LOSS)................................    (1,996)
                                                              --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......     2,761
Change in unrealized appreciation/(depreciation) on
  investments...............................................   227,214
                                                              --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   229,975
                                                              --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $227,979
                                                              ========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                   USAZ
                                                                 JENNISON
                                                               GROWTH FUND
                                                              --------------
                                                              MAY 2, 2005 TO
                                                                 JUNE 30,
                                                                 2005(A)
                                                              --------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (1,996)
  Net realized gains/(losses) on investment transactions....         2,761
  Change in unrealized appreciation/(depreciation) on
     investments............................................       227,214
                                                                ----------
  Change in net assets from operations......................       227,979
                                                                ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     5,781,120
  Cost of shares redeemed...................................       (91,716)
                                                                ----------
  Change in net assets from capital transactions............     5,689,404
                                                                ----------
  Change in net assets......................................     5,917,383
NET ASSETS:
  Beginning of period.......................................            --
                                                                ----------
  End of period.............................................    $5,917,383
                                                                ==========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME....................................................    $   (1,996)
                                                                ==========
SHARE TRANSACTIONS:
  Shares issued.............................................       560,862
  Shares redeemed...........................................        (8,461)
                                                                ----------
  Change in shares..........................................       552,401
                                                                ==========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                    MAY 2, 2005 TO
                                                       JUNE 30,
                                                       2005(A)
                                                    --------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $10.00
                                                        ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          --
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.71
                                                        ------
  Total from Investment Activities................        0.71
                                                        ------
NET ASSET VALUE, END OF PERIOD....................      $10.71
                                                        ======
TOTAL RETURN*(b)..................................        7.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $5,917
Net Investment Income/(Loss)(c)...................       (0.27)%
Expenses Before Waivers/Reimbursements**(c).......        1.54%
Expenses Net of Waivers/Reimbursements(c).........        1.20%
Portfolio Turnover Rate...........................        6.19%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Jennison Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Jennison Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Jennison Growth Fund...................................   $245,900        $237,718

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Jennison Associates LLC, (the

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  subadviser is also affiliated with Prudential Investment Management, Inc.), ("Jennison") and the Trust, Jennison provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Jennison Growth Fund...................................    0.80%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   USAZ Jennison Growth Fund...................................    $2,537

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses may be paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2005 no payments were made from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $60 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                 PURCHASES     SALES
                                                                 ----------   --------
   USAZ Jennison Growth Fund...................................  $5,924,821   $270,346

5. APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

  The USAllianz Variable Insurance Products Trust (the "Trust") is a manager-of-managers fund, which means that the Trust's Manager (USAllianz Advisers, LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  the decisions made for each of the Trust's investment portfolios. The Trust's Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

  In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the Funds of the USAllianz Variable Insurance Products Trust (the "Funds") are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

  The Trust's Manager has adopted policies and procedures to assist it in the process of analyzing each investment Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust's Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust's Board on its analysis at the regular quarterly meetings of the Board. Where warranted, the Manager will add or remove a particular Subadviser from a "watch" list that it maintains. There are no objective criteria for a Subadviser being placed on the "watch" list; this is purposeful so that the Manager can exercise its judgment on the types of factors that should be weighed and balanced in determining whether, under all of the circumstances, a Subadviser is properly fulfilling its responsibilities. During this past year, certain Subadvisers became embroiled in the mutual fund scandal and, in addition to objective criteria for determining whether a Subadviser was properly fulfilling its responsibilities, subjective consideration was given by the Manager and the Trust's Board to the reputational and other risk to the Trust and its shareholders that might ensue from continuing to subcontract with a Subadviser.

  In assessing the Manager's and Subadvisers' (collectively, the "Advisory Organizations") performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

  As required by the Investment Company Act of 1940 ("1940 Act"), the Trust's Board has reviewed and approved the Trust's Investment Management Agreement with the Manager (the "Advisory Agreement") and portfolio management agreements (the "Subadvisory Agreements") with the Subadvisers. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

  The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

  The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting at which the Board's formal review of an advisory contract occurs. In

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or "peer group" funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

  The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

  The Advisory and Subadvisory Agreements (collectively, the "Agreements") were approved at an in-person meeting of the Board of Trustees on February 25 and 26, 2005. In preparation for such meetings, the Trustees had requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent ("disinterested") Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreements, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, nor does the Board consider any one of them to be determinative.

  A new SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees during the most recent fiscal half-year. The "factors" enumerated by the SEC are set forth below in italics, as well as the Board's conclusions regarding such factors with a particular focus on those reached in connection with the approval of the Agreements for the three New
  Funds:

  (1) The nature, extent and quality of services provided by the Manager and Subadvisers.

  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund's business and other affairs. As the Trust is a manager-of-managers fund, the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust's investment portfolios. The Trust's Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

  The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager's role in coordinating the

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  activities of the Trust's other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to each of the Funds under the Agreements.

  (2) The investment performance of the Funds, the Manager and the Subadvisers.

  In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the previous quarter, and previous one-, three- and five-year periods, and since inception. (Since none of the Funds have been in existence for five years, Trustees receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers' comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups.

  Telephonic Board of Trustees meetings were held on December 20, 2004 and February 9, 2005 at which time USAZ reported on various issues pertaining to certain Funds, and in particular, those Funds on the watch list, and its recommendations regarding the creation of three New Funds.

  At the February 25 and 26, 2005 Board meeting, the Trustees approved the creation of the three New Funds and related Agreements. These are the USAZ Jennison Growth Fund and USAZ Jennison 20/20 Focus Fund, for which the Subadviser is Jennison Associates, LLC; and the Salomon Brothers Small Cap Growth Fund, for which the Subadviser is Salomon Brothers Asset Management, Inc. The effective date of the Agreements pertaining to the three New Funds is May 1, 2005.

  In connection with the approvals of the Agreements at the February 25 and 26 meeting for the three New Funds, the Trustees determined that the investment performance of the new Subadvisers (based upon historical "track records" of comparable funds) was at least satisfactory.

  (3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.

  The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to "cap" Fund expenses at certain levels, and information is provided to Trustees setting forth "contractual" advisory fees and "actual" fees after taking expense caps into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

  The Manager has also supplied information to the Board of Trustees pertaining to total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to "cap" Fund expenses at certain levels.

  Information on the three New Funds was supplied to Trustees in connection with the meeting of February 25 and 26, 2005. The information provided indicated that all three New Funds will have "actual" advisory fees from 6 to 15 basis points below the industry median, and total expense ratios (after fee caps) which will be from 19 to 24 basis points above the median.

  The Manager has committed to providing the Funds with a high quality of service and work to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the expense ratios of the New Funds were not unreasonable.

  The Manager provided information concerning the profitability of the Manager's investment advisory activities for the period from May, 2001 through the end of 2004 (estimated). The only advisory client of the Manager during such period was the Trust.

  The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation and the adviser's capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees
 14

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  focused on profitability of the Manager's relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager's level of profitability from its relationship with each Fund was not excessive.

  The Manager, on behalf of the Board of Trustees, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. USAZ was unable to obtain meaningful profitability information from the unaffiliated Subadvisers. For example, USAZ was advised that profitability information was not available from certain Subadvisers on a "per fund" basis. The Manager also assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it were negotiated on an "arm's length" basis, so that arguably, such profitability information should be less relevant to Trustees. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to subadvising the New Funds was excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.

  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreements for the three New Funds have such "breakpoints." The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with New Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by New Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the New Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds.

  The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2005, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

  Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the New Funds' advisory fee rate schedules was acceptable under each Fund's circumstances.

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) LEGG MASON
                                   GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statements of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                        Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Legg Mason Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Legg Mason Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Legg Mason Growth Fund............    $1,000.00       $1,003.60          $6.46               1.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Legg Mason Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Legg Mason Growth Fund............    $1,000.00       $1,018.35          $6.51               1.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Legg Mason Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ LEGG MASON GROWTH FUND                 NET ASSETS*
   ---------------------------                 -----------
   Banking/Financial Services................      13.0%
   Computers.................................      21.8
   E-Commerce................................      14.9
   Health Care...............................      10.4
   Insurance.................................       5.1
   Manufacturing.............................       2.0
   Media.....................................       5.8
   Services..................................       1.9
   Telecommunications........................      13.8
   Transportation............................       1.9
   Travel/Entertainment......................       7.0
   Short-Term Investments....................       5.3
                                                  -----
                                                  102.9%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM DENT DEMOGRAPHIC TRENDS FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                       VALUE
-----------                                 -----------
COMMON STOCKS (97.6%):
Banking & Financial Services (13.0%):
     52,100   Citigroup, Inc. ............  $ 2,408,583
     58,200   Countrywide Financial
                Corp. ....................    2,247,102
     12,600   Goldman Sachs Group,
                Inc. .....................    1,285,452
     16,300   Morgan Stanley..............      855,261
                                            -----------
                                              6,796,398
                                            -----------
Computers (21.8%):
     53,800   Cisco Systems, Inc.*........    1,028,118
     67,900   Computer Associates
                International, Inc. ......    1,865,892
     26,400   Dell, Inc.*.................    1,043,064
     44,700   Electronic Arts, Inc.*......    2,530,467
      8,200   Google, Inc., Class A*......    2,412,030
     70,400   Yahoo!, Inc.*...............    2,439,360
                                            -----------
                                             11,318,931
                                            -----------
E-Commerce (14.9%):
     90,500   Amazon.com, Inc.*...........    2,993,740
     69,000   eBay, Inc.*.................    2,277,690
    102,300   IAC/InterActiveCorp*(+).....    2,460,315
                                            -----------
                                              7,731,745
                                            -----------
Health Care (10.4%):
     22,200   Aetna, Inc. ................    1,838,604
     65,900   Pfizer, Inc. ...............    1,817,522
     34,100   UnitedHealth Group, Inc. ...    1,777,974
                                            -----------
                                              5,434,100
                                            -----------
Insurance (5.1%):
     46,100   American International
                Group, Inc. ..............    2,678,410
                                            -----------
Manufacturing (2.0%):
     10,800   Caterpillar, Inc. ..........    1,029,348
                                            -----------
Media (5.8%):
    128,200   DIRECTV Group, Inc.*........    1,987,100
     30,100   XM Satellite Radio Holdings,
                Inc., Class A*(+).........    1,013,166
                                            -----------
                                              3,000,266
                                            -----------

                                               FAIR
  SHARES                                       VALUE
-----------                                 -----------
COMMON STOCKS, CONTINUED
Services (1.9%):
     44,400   Accenture, Ltd., Class A*...  $ 1,006,548
                                            -----------
Telecommunications (13.8%):
     79,500   Nextel Communications, Inc.,
                Class A*..................    2,568,645
    152,500   Nokia Oyj Corp., ADR(+).....    2,537,600
     63,800   QUALCOMM, Inc. .............    2,106,038
                                            -----------
                                              7,212,283
                                            -----------
Transportation (1.9%):
     12,200   FedEx Corp. ................      988,322
                                            -----------
Travel/Entertainment (7.0%):
     37,500   Harley-Davidson, Inc. ......    1,860,000
     63,200   International Game
                Technology................    1,779,080
                                            -----------
                                              3,639,080
                                            -----------
  Total Common Stocks
    (Cost $47,990,881)                       50,835,431
                                            -----------
DEPOSIT ACCOUNT (2.5%):
  1,313,426   NTRS London Deposit
                Account...................    1,313,426
                                            -----------
  Total Deposit Account
    (Cost $1,313,426)                         1,313,426
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (2.8%):
  1,451,481   Northern Trust Liquid
                Institutional Asset
                Portfolio.................    1,451,481
                                            -----------
  Total Collateral for Securities on Loan
    (Cost $1,451,481)                         1,451,481
                                            -----------
  Total Investments
    (Cost $50,755,788)(a)--102.9%            53,600,338
  Net Other Assets/(Liabilities)--(2.9)%     (1,503,161)
                                            -----------
  Net Assets--100.0%                        $52,097,177
                                            ===========

------------

*  Non-income producing security.

(+)   All or a portion of security is loaned as of June 30, 2005.

ADR-- American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

   Unrealized appreciation...................  $ 3,601,812
   Unrealized depreciation...................   (1,066,853)
                                               -----------
   Net unrealized appreciation...............  $ 2,534,959
                                               ===========

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                               USAZ LEGG MASON
                                                                 GROWTH FUND
                                                              (FORMERLY KNOWN AS
                                                                USAZ AIM DENT
                                                                 DEMOGRAPHIC
                                                                   TRENDS)
                                                              ------------------
ASSETS
Investments, at cost........................................     $50,755,788
                                                                 ===========
Investments, at value*......................................     $53,600,338
Dividends receivable........................................           3,618
Prepaid expenses............................................             291
                                                                 -----------
  Total Assets..............................................      53,604,247
                                                                 -----------
LIABILITIES
Payable for return of collateral received...................       1,451,481
Manager fees payable........................................          35,337
Distribution fees payable...................................          10,644
Other accrued liabilities...................................           9,608
                                                                 -----------
  Total Liabilities.........................................       1,507,070
                                                                 -----------
NET ASSETS..................................................     $52,097,177
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital...................................................     $45,206,283
  Undistributed net investment income/(loss)................        (111,099)
  Net realized gains/(losses) on investment transactions....       4,157,443
  Net unrealized appreciation/(depreciation) on
     investments............................................       2,844,550
                                                                 -----------
NET ASSETS..................................................     $52,097,177
                                                                 ===========
Shares of beneficial interest...............................       4,619,503
Net Asset Value (offering and redemption price per share)...     $     11.28
                                                                 ===========

------------

*    Includes securities on loan of $1,399,140.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                               USAZ LEGG MASON
                                                                 GROWTH FUND
                                                              (FORMERLY KNOWN AS
                                                                USAZ AIM DENT
                                                                 DEMOGRAPHIC
                                                                   TRENDS)
                                                              ------------------
INVESTMENT INCOME:
Dividends...................................................     $   194,288
Income from securities lending..............................           2,384
                                                                 -----------
     Total Investment Income................................         196,672
                                                                 -----------
EXPENSES:
Manager fees................................................         201,235
Administration fees.........................................          19,821
Distribution fees...........................................          59,187
Custodian fees..............................................          13,588
Legal fees..................................................           3,364
Shareholder reports.........................................           4,437
Other expenses..............................................           8,962
                                                                 -----------
     Total expenses before waivers/reimbursements...........         310,594
     Less expenses waived/reimbursed by the Manager.........          (2,823)
                                                                 -----------
     Net Expenses...........................................         307,771
                                                                 -----------
NET INVESTMENT INCOME/(LOSS)................................        (111,099)
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......       3,709,586
Change in unrealized appreciation/(depreciation) on
  investments...............................................      (3,589,371)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...         120,215
                                                                 -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $     9,116
                                                                 ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ LEGG MASON
                                                                   GROWTH FUND (FORMERLY
                                                                     KNOWN AS USAZ AIM
                                                                  DENT DEMOGRAPHIC TRENDS)
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  (111,099)      $  (204,473)
  Net realized gains/(losses) on investment transactions....      3,709,586           935,977
  Change in unrealized appreciation/(depreciation) on
     investments............................................     (3,589,371)        2,492,209
                                                                -----------       -----------
  Change in net assets from operations......................          9,116         3,223,713
                                                                -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      7,336,665        20,580,031
  Cost of shares redeemed...................................     (4,603,540)       (4,724,363)
                                                                -----------       -----------
  Change in net assets from capital transactions............      2,733,125        15,855,668
                                                                -----------       -----------
  Change in net assets......................................      2,742,241        19,079,381
NET ASSETS:
  Beginning of period.......................................     49,354,936        30,275,555
                                                                -----------       -----------
  End of period.............................................    $52,097,177       $49,354,936
                                                                ===========       ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  (111,099)      $        --
                                                                ===========       ===========
SHARE TRANSACTIONS:
  Shares issued.............................................        654,882         1,950,408
  Shares redeemed...........................................       (425,032)         (470,604)
                                                                -----------       -----------
  Change in shares..........................................        229,850         1,479,804
                                                                ===========       ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM DENT DEMOGRAPHIC TRENDS)
FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED
                                                    SIX MONTHS ENDED      DECEMBER 31,      MAY 1, 2002 TO
                                                        JUNE 30,        -----------------    DECEMBER 31,
                                                          2005           2004      2003        2002(A)
                                                    -----------------   -------   -------   --------------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............       $ 11.24        $ 10.40   $  7.62      $ 10.00
                                                         -------        -------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         (0.02)         (0.05)    (0.03)       (0.02)
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................          0.06           0.89      2.81        (2.36)
                                                         -------        -------   -------      -------
  Total from Investment Activities................          0.04           0.84      2.78        (2.38)
                                                         -------        -------   -------      -------
NET ASSET VALUE, END OF PERIOD....................       $ 11.28        $ 11.24   $ 10.40      $  7.62
                                                         =======        =======   =======      =======
TOTAL RETURN*(b)..................................          0.36%          8.08%    36.48%      (23.80)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................       $52,097        $49,355   $30,276      $ 6,131
Net Investment Income/(Loss)(c)...................         (0.47)%        (0.51)%   (0.55)%      (0.51)%
Expenses Before Waivers/Reimbursements**(c).......          1.31%          1.35%     1.63%        3.78%
Expenses Net of Waivers/Reimbursements(c).........          1.30%          1.27%     1.20%        1.20%
Portfolio Turnover Rate...........................        118.27%(d)     138.77%   139.34%      133.17%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) On May 2, 2005 the USAZ AIM Dent Demographic Trends Fund became the USAZ Legg Mason Growth Fund.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM DENT DEMOGRAPHIC TRENDS FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Legg Mason Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Legg Mason Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM DENT DEMOGRAPHIC TRENDS FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Legg Mason Growth Fund.................................  $1,451,481      $1,399,140

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Legg Mason Capital Management Inc. ("Legg Mason") and the Trust, Legg Mason provides investment advisory services as the Subadviser for the Fund subject

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM DENT DEMOGRAPHIC TRENDS FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. AIM Capital Management, Inc. provided investment advisory services as Subadvisor for the fund prior to May 2, 2005. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the year ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Legg Mason Growth Fund.................................    0.85%          1.30%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                           EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                          12/31/2005   12/31/2006   12/31/2007   12/31/2008
                                                          ----------   ----------   ----------   ----------
   USAZ Legg Mason Growth Fund..........................   $73,211      $63,041      $30,469       $2,823

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $1,701 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,966 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Legg Mason Growth Fund.................................  $57,653,240   $54,791,248

5. BOARD CONSIDERATION OF SUBADVISORY AGREEMENT

  At an in-person meeting of the Board held on February 26, 2005, the trustees unanimously approved a subadvisory agreement between USAllianz Advisers and Legg Mason ("LMCM") to appoint LMCM as subadviser of the Fund. At such meeting, and at a telephonic Board meeting held February 9, 2005, the trustees reviewed materials furnished by USAllianz Advisers, LMCM and other potential subadvisers.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM DENT DEMOGRAPHIC TRENDS FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  In reaching its determination, the Board considered the recommendation of USAllianz Advisers that the Board select LMCM as subadviser to the Fund. The Trust operates pursuant to a "manager of managers" Exemptive Order from the SEC, and USAllianz Advisers, as manager of all of the series of the Trust, is charged with researching and recommending subadvisers for the Trust.

  USAllianz Advisers' has adopted policies and procedures to assist it in the process of analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by USAllianz Advisers in deciding which investment advisers to select. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by USAllianz Advisers to monitor the investment performance and other responsibilities of the subadviser.

  USAllianz Advisers explained to the Board that the primary reason for recommending a change in subadvisers was performance versus peer group. Other factors that were material to the decision to change subadvisers included volatility of returns, sector weighting concentration of portfolio holdings, and below-average marketing support from AIM.

  USAllianz Advisers presented information to the Board regarding several potential subadvisers, providing information such as performance versus peer group for 1, 3, 5 and 10 year periods and rolling averages for one-year periods and statistics such as R2, alpha, beta, standard deviation, up market capture, down market capture, and "style map" information. USAllianz Advisers presented the results of these analyses to the Board. USAllianz Advisers noted that a fund managed by LMCM which is comparable to the Fund performed very well as measured by the analyses.

  USAllianz Advisers noted that LMCM uses a concentrated investment style which can lead to substantial underperformance in a given time period; however, the Board determined that the longer-term track record of the fund managed by LMCM which is comparable to the Fund is at least satisfactory.

  USAllianz Advisers also discussed the proposed subadvisory fee payable to LMCM, and contrasted this to the fee paid to AIM for managing the Fund. It was noted that subadvisory fees would be lower than those currently paid to AIM. The Board was aware that, because the subadviser is paid out of the management fee paid to USAllianz Advisers, a change of subadvisers, in and of itself, would not result in any change in the advisory fees paid by shareholders of the Fund.

  Based upon its review, the Board concluded that the fees to be paid to LMCM were reasonable. Information comparing the expenses under the LMCM subadvisory agreement and the AIM subadvisory agreement is set forth on page 8 of this Information Statement. USAllianz Advisers, on behalf of the Board, endeavored to obtain information on the anticipated profitability of LMCM in connection with its relationship with the Fund. USAllianz Advisers was unable to obtain such information. USAllianz Advisers also assured the Board that the agreement with LMCM was negotiated on an "arm's length" basis, so that arguably, such profitability information should be less relevant to the Board. The Board recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Board determined that there was no evidence that the level of such profitability attributable to LMCM subadvising the Fund was excessive.

  In reviewing the other various matters listed above, the Board concluded that LMCM was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that LMCM could provide were at a level at least equal to the services that could be provided by AIM; that LMCM was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of LMCM (based upon the historical "track records" of a comparable fund) was at least satisfactory.

  The trustees noted that the fee schedule in the subadvisory agreement with LMCM contains a "breakpoint" that reduces the fee rate on assets above $100 million. The Trustees also noted that the assets in the Fund at the end of 2004 were approximately $49 million. LMCM may realize certain economies of scale as the Fund grows larger, which may at least be partially reflected in the "breakpoint" described above.

  The trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM DENT DEMOGRAPHIC TRENDS FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Fund. Having taken these factors into account, the trustees concluded that the breakpoints in the Fund's subadvisory fee rate schedule were acceptable.

  The Board receives quarterly reports on the level of Fund assets. It expects to review the subadvisory agreement with LMCM, pursuant to the requirements of
  Section 15(c) of the 1940 Act, at a meeting to be held prior to December 31, 2005, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee should be modified to reflect such economies of scale, if any.

  The Board also reviewed LMCM's code of ethics and noted that LMCM to date had not been implicated in improper market timing or late trading activities.

  The Board, including a majority of the independent trustees, with the assistance of independent counsel to the independent trustees, considered whether to approve the LMCM subadvisory agreement to add LMCM as subadviser of the Fund in light of its experience in governing the Trust and working with USAllianz Advisers and the subadvisers on matters relating to the funds of the Trust.

  Prior to voting, the trustees reviewed the proposed approval of the portfolio management agreement with USAllianz Advisers and with experienced counsel who are independent of USAllianz Advisers and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent trustees also discussed the proposed approval in a private session with such counsel at which no representatives of USAllianz Advisers were present. In reaching their determinations relating to the approval of the portfolio management agreement, the trustees considered all factors they believed relevant. The Board based its decision to approve the agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The trustees determined that the proposed new subadvisory arrangement between LMCM and USAllianz Advisers was reasonable and in the best interests of the Fund and they approved LMCM as the Fund's new subadviser effective April 4, 2005. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements.

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) LEGG MASON
                                   VALUE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Legg Mason Value Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Legg Mason Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                             BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                           ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                              1/1/05          6/30/05       1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                           -------------   --------------   ----------------   ----------------
   USAZ Legg Mason Value Fund............    $1,000.00        $980.20            $5.89               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Legg Mason Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                             BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                           ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                              1/1/05          6/30/05       1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                           -------------   --------------   ----------------   ----------------
   USAZ Legg Mason Value Fund............    $1,000.00       $1,018.84           $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Legg Mason Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ LEGG MASON VALUE FUND                  NET ASSETS*
   --------------------------                  -----------
   Banking/Financial Services................      15.3%
   Computers.................................      13.5
   E-Commerce................................      12.1
   Health Care...............................      16.9
   Insurance.................................       1.9
   Manufacturing.............................       8.5
   Media.....................................       6.5
   Retail/Wholesale..........................       7.5
   Telecommunications........................      10.6
   Utilities.................................       8.8
   Short-Term Investments....................      11.0
                                                  -----
                                                  110.6%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (99.6%):
Banking & Financial Services (15.3%):
    41,300   Capital One Financial
               Corp. ....................  $  3,304,413
    95,300   Citigroup, Inc. ............     4,405,719
   153,200   Countrywide Financial
               Corp. ....................     5,915,052
   163,400   JPMorgan Chase & Co. .......     5,771,288
    41,900   MGIC Investment Corp. ......     2,732,718
    67,300   Washington Mutual, Inc. ....     2,738,437
                                           ------------
                                             24,867,627
                                           ------------
Computers (13.5%):
    74,400   Cisco Systems, Inc.*........     1,421,784
    75,200   Electronic Arts, Inc.*......     4,257,072
    19,600   Google, Inc., Class A*......     5,765,340
    27,900   International Business
               Machines Corp.............     2,070,180
    55,700   Intuit, Inc.*...............     2,512,627
   110,700   Seagate Technology..........     1,942,785
     9,500   Symantec Corp.*(+)..........       206,530
   106,800   Yahoo!, Inc.*...............     3,700,620
                                           ------------
                                             21,876,938
                                           ------------
E-Commerce (12.1%):
   219,700   Amazon.com, Inc.*...........     7,267,676
   144,100   eBay, Inc.*.................     4,756,741
   318,100   IAC/InterActiveCorp*(+).....     7,650,305
                                           ------------
                                             19,674,722
                                           ------------
Health Care (16.9%):
    73,200   Aetna, Inc. ................     6,062,424
    45,000   Health Net, Inc.*(+)........     1,717,200
    99,600   Humana, Inc.*...............     3,958,104
   104,600   McKesson Corp. .............     4,685,034
    89,100   Pfizer, Inc. ...............     2,457,378
   165,200   UnitedHealth Group, Inc. ...     8,613,528
                                           ------------
                                             27,493,668
                                           ------------
Insurance (1.9%):
    79,100   The St. Paul Travelers
               Companies, Inc. ..........     3,126,823
                                           ------------
Manufacturing (8.5%):
   167,400   Eastman Kodak Co.(+)........     4,494,690
   318,000   Tyco International, Ltd. ...     9,285,600
                                           ------------
                                             13,780,290
                                           ------------
Media (6.5%):
   271,000   DIRECTV Group, Inc.*........     4,200,500
   187,700   Time Warner, Inc.*..........     3,136,467
   316,200   WPP Group plc...............     3,245,045
                                           ------------
                                             10,582,012
                                           ------------
Retail/Wholesale (7.5%):
   149,400   Albertson's, Inc.(+)........     3,089,592
    93,400   Home Depot, Inc. ...........     3,633,260
    31,800   Kroger Co.*.................       605,154
    32,700   Sears Holdings Corp.*.......     4,900,749
                                           ------------
                                             12,228,755
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Telecommunications (10.6%):
   411,300   Nextel Communications, Inc.,
               Class A*..................  $ 13,289,103
 1,058,500   Qwest Communications
               International, Inc.*(+)...     3,927,035
                                           ------------
                                             17,216,138
                                           ------------
Utilities (6.8%):
   486,700   AES Corp.*..................     7,972,146
   110,300   Waste Management, Inc. .....     3,125,902
                                           ------------
                                             11,098,048
                                           ------------
  Total Common Stocks
    (Cost $150,575,591)                     161,945,021
                                           ------------
DEPOSIT ACCOUNT (4.5%):
 7,345,059   NTRS London Deposit
               Account...................     7,345,059
                                           ------------
  Total Deposit Account
    (Cost $7,345,059)                         7,345,059
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (6.5%):
10,637,998   Northern Trust Liquid
               Institutional Asset
               Portfolio.................    10,637,998
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $10,637,998)                       10,637,998
                                           ------------
  Total Investments
    (Cost $168,558,648)(a)--110.6%          179,928,078
  Net Other Assets/(Liabilities)--(10.6)%   (17,301,798)
                                           ------------
  Net Assets--100.0%                       $162,626,280
                                           ============

------------
*  Non-income producing security.
(+)  All or a portion of security is loaned as of June 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $15,324,704
    Unrealized depreciation...................   (4,028,053)
                                                -----------
    Net unrealized appreciation...............  $11,296,651
                                                ===========

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

   The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     98.1%
    United Kingdom............................      1.9%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                               LEGG MASON
                                                               VALUE FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $168,558,648
                                                              ============
Investments, at value*......................................  $179,928,078
Dividends receivable........................................       109,579
Receivable for investments sold.............................        44,080
Prepaid expenses............................................           872
                                                              ------------
  Total Assets..............................................   180,082,609
                                                              ------------
LIABILITIES
Payable to custodian........................................        71,987
Payable for investments purchased...........................     6,594,743
Payable for return of collateral received...................    10,637,998
Manager fees payable........................................        98,227
Distribution fees payable...................................        31,483
Other accrued liabilities...................................        21,891
                                                              ------------
  Total Liabilities.........................................    17,456,329
                                                              ------------
NET ASSETS..................................................  $162,626,280
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $150,495,872
  Undistributed net investment income/(loss)................      (168,286)
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................       929,517
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................    11,369,177
                                                              ------------
NET ASSETS..................................................  $162,626,280
                                                              ============
Shares of beneficial interest...............................    14,315,923
Net Asset Value (offering and redemption price per share)...  $      11.36
                                                              ============

------------

*    Includes securities on loan of $10,374,036.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ
                                                              LEGG MASON
                                                              VALUE FUND
                                                              ----------
INVESTMENT INCOME:
Dividends...................................................  $ 489,943
Income from securities lending..............................      8,363
                                                              ---------
     Total Investment Income................................    498,306
                                                              ---------
EXPENSES:
Manager fees................................................    416,620
Administration fees.........................................     43,569
Distribution fees...........................................    138,873
Audit fees..................................................      5,222
Custodian fees..............................................     11,701
Legal fees..................................................      7,168
Shareholder reports.........................................     10,855
Recoupment of prior expenses reimbursed by the Manager......     19,563
Other expenses..............................................     13,021
                                                              ---------
     Total Expenses.........................................    666,592
                                                              ---------
NET INVESTMENT INCOME/(LOSS)................................   (168,286)
                                                              ---------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................    (13,625)
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................    284,641
                                                              ---------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    271,016
                                                              ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $ 102,730
                                                              =========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 USAZ LEGG MASON VALUE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (168,286)     $   127,051
  Net realized gains/(losses) on investment and foreign
     currency transactions..................................         (13,625)       2,386,252
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................         284,641        6,505,526
  Net realized gain from payment by affiliate...............              --            5,385
                                                                ------------      -----------
  Change in net assets from operations......................         102,730        9,024,214
                                                                ------------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (184,236)
                                                                ------------      -----------
  Change in net assets resulting from dividends to
     shareholders...........................................              --         (184,236)
                                                                ------------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      84,678,207       40,746,611
  Proceeds from dividends reinvested........................              --          289,589
  Cost of shares redeemed...................................      (1,452,444)      (2,900,890)
                                                                ------------      -----------
  Change in net assets from capital transactions............      83,225,763       38,135,310
                                                                ------------      -----------
  Change in net assets......................................      83,328,493       46,975,288
NET ASSETS:
  Beginning of period.......................................      79,297,787       32,322,499
                                                                ------------      -----------
  End of period.............................................    $162,626,280      $79,297,787
                                                                ============      ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   (168,286)     $        --
                                                                ============      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       7,607,929        3,912,153
  Dividends reinvested......................................              --           28,364
  Shares redeemed...........................................        (136,801)        (291,849)
                                                                ------------      -----------
  Change in shares..........................................       7,471,128        3,648,668
                                                                ============      ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                                                    NOVEMBER 5,
                                                    SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,       2001 TO
                                                        JUNE 30,       --------------------------   DECEMBER 31,
                                                          2005          2004      2003      2002      2001(A)
                                                    ----------------   -------   -------   ------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.59       $ 10.11   $  8.13   $10.14      $10.00
                                                        --------       -------   -------   ------      ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         (0.01)         0.04      0.11     0.10        0.02
  Net Realized and Unrealized Gains/ (Losses) on
     Investments..................................         (0.22)         1.49      1.98    (2.01)       0.14
                                                        --------       -------   -------   ------      ------
  Total from Investment Activities................         (0.23)         1.53      2.09    (1.91)       0.16
                                                        --------       -------   -------   ------      ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --         (0.05)    (0.11)   (0.10)      (0.02)
                                                        --------       -------   -------   ------      ------
  Total Dividends.................................            --         (0.05)    (0.11)   (0.10)      (0.02)
                                                        --------       -------   -------   ------      ------
NET ASSET VALUE, END OF PERIOD....................      $  11.36       $ 11.59   $ 10.11   $ 8.13      $10.14
                                                        ========       =======   =======   ======      ======
TOTAL RETURN*(b)..................................         (1.98)%       15.15%    25.89%  (18.88)%      1.63%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $162,626       $79,298   $32,322   $8,586      $5,165
Net Investment Income/(Loss)(c)...................         (0.30)%        0.28%     1.42%    1.31%       1.54%
Expenses Before Waivers/ Reimbursements**(c)......          1.20%(d)      1.20%     1.32%    2.30%       3.70%
Expenses Net of Waivers/ Reimbursements(c)........          1.20%(d)      1.18%     1.10%    1.10%       1.09%
Portfolio Turnover Rate...........................          4.42%       121.63%(e)   38.60%  61.45%      6.46%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  Includes recoupment of prior expenses reimbursed by Manager.
(e) On July 27, 2004 the USAZ PIMCO PEA Growth and Income Fund became the USAZ Legg Mason Value Fund.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Legg Mason Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Legg Mason Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Legg Mason Value Fund..................................  $10,637,998      $10,374,036

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Legg Mason Funds Management ("Legg") and the Trust, Legg provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Legg Mason Value Fund..................................      0.75%         1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ Legg Mason Value Fund..................................   $63,304      $38,204      $11,188

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $3,116 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $4,155 paid by the Fund for meeting and retainer fees.

  For the period ended June 30, 2005, the Fund paid approximately $1,000 to affiliated broker/dealers of the manager and/or subadviser on executions of purchases and sales of the Fund's portfolio investments.

  In connection with a settlement with the Securities and Exchange Commission in 2004, PEA Capital, LLC reimbursed the Fund $5,385 for the past commissions charged on security transactions. The reimbursement did not materially have an effect on the Fund's total return during the period.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ Legg Mason Value Fund..................................  $89,141,288   $4,876,787

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                            USAZ(R) MONEY MARKET FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 2

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                       Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Money Market Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Money Market Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ Money Market Fund....................    $1,000.00       $1,010.10          $3.74               0.75%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Money Market Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ Money Market Fund....................    $1,000.00       $1,021.08          $3.76               0.75%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)


 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
CERTIFICATES OF DEPOSIT (9.1%):
Banking/Financial Services (9.1%):
$10,000,000   Citibank NA, 3.40%,
                9/22/05..................  $ 10,000,000
  6,000,000   Natexis Banque Populair,
                3.15%, 8/4/05............     5,999,972
 10,000,000   US Bank NA, 2.22%,
                7/18/05..................     9,995,643
                                           ------------
  Total Certificates of Deposit
    (Cost $25,995,615)                       25,995,615
                                           ------------
COMMERCIAL PAPER(B) (63.7%):
Automobiles (0.4%):
  1,050,000   DaimlerChrysler Revolving
                Auto Services, 3.30%,
                7/18/05..................     1,048,389
                                           ------------
Banking/Financial Services (54.1%):
  4,425,000   Amsterdam Funding Corp.,
                3.16%, 7/12/05(c)........     4,420,782
  7,236,000   Amsterdam Funding Corp.,
                3.29%, 7/20/05(c)........     7,223,594
 10,000,000   Bank of America Corp.,
                3.19%, 8/9/05............     9,965,875
  1,000,000   Bank of Ireland, 3.40%,
                8/18/05(c)...............       995,533
  1,250,000   CBA (Delaware) Finance,
                3.35%, 7/25/05...........     1,247,250
  4,400,000   CBA (Delaware) Finance,
                3.35%, 8/9/05............     4,384,270
  2,000,000   Citigroup, Inc., 3.17%,
                8/3/05...................     1,994,262
  1,000,000   DNB NOR Bank ASA, 3.15%,
                7/13/05..................       998,963
  4,629,000   Edison Asset Securitization
                LLC, 3.17%, 8/3/05(c)....     4,615,719
  8,000,000   General Electric Capital
                Corp., 3.16%, 8/3/05.....     7,977,120
  8,811,000   General Electric Capital
                Corp., 2.97%, 8/15/05....     8,778,730
  3,000,000   HSBC Finance Corp., 3.27%,
                8/3/05...................     2,991,145
  2,000,000   Long Lane Master Trust IV,
                3.29%, 7/18/05(c)........     1,996,940
  1,000,000   Long Lane Master Trust IV,
                3.35%, 7/29/05(c)........       997,433
  6,977,000   Market Street Funding,
                3.29%, 7/21/05(c)........     6,964,422
  6,900,000   Norddeutsche Landesbank
                Luxembourg SA, 3.11%,
                7/6/05(c)................     6,897,058
  3,000,000   Norddeutsche Landesbank
                >Luxembourg SA, 3.20%,
                7/21/05(c)...............     2,994,733
  2,400,000   Norddeutsche Landesbank
                Luxembourg SA, 3.22%,
                8/2/05(c)................     2,393,216


 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
COMMERCIAL PAPER(B), CONTINUED
Banking/Financial Services, continued
$ 2,002,000   Old Line Funding Corp.,
                3.18%, 7/18/05(c)........  $  1,999,031
  3,310,000   PB Finance (Delaware),
                3.12%, 7/6/05............     3,308,584
  5,229,000   PB Finance (Delaware),
                3.35%, 7/25/05...........     5,217,496
  5,000,000   PB Finance (Delaware),
                3.19%, 8/3/05............     4,985,563
 13,000,000   Preferred Receivables
                Funding, 3.16%,
                7/13/05(c)...............    12,986,479
 10,000,000   Sheffield Receivables
                Corp., 3.35%,
                7/20/05(c)...............     9,982,583
  4,000,000   Sheffield Receivables
                Corp., 3.29%,
                7/21/05(c)...............     3,992,800
 10,000,000   Spiktab Swedmortgage,
                3.35%, 7/22/05...........     9,980,750
  1,620,000   Swedbank, 3.22%, 8/3/05....     1,615,278
  7,000,000   Tulip Funding Corp., 3.36%,
                7/29/05(c)...............     6,981,979
  4,200,000   UBS Finance Delaware, Inc.,
                3.30%, 7/11/05...........     4,196,208
 11,000,000   Windmill Funding Corp.,
                3.45%, 7/1/05(c).........    11,000,000
                                           ------------
                                            154,083,796
                                           ------------
Insurance (7.2%):
  2,945,000   ING America Insurance
                Holdings, 3.17%,
                7/13/05..................     2,941,927
  3,000,000   Irish Life & Permanent plc,
                3.17%, 8/5/05(c).........     2,990,871
 13,944,000   Prudential plc, 3.15%,
                7/29/05(c)...............    13,910,271
    506,000   Swiss RE Financial
                Products, 2.98%,
                8/8/05(c)................       504,430
                                           ------------
                                             20,347,499
                                           ------------
Media (2.0%):
  5,558,000   Tribune Co., 3.34%,
                7/21/05(c)...............     5,547,841
                                           ------------
  Total Commercial Paper
    (Cost $181,027,525)                     181,027,525
                                           ------------
CORPORATE BONDS (22.1%):
Banking/Financial Services (18.6%):
  5,000,000   American Express Credit,
                3.23%, 7/5/06*...........     5,003,469
  1,000,000   American Express Credit,
                3.34%, 9/30/05*..........     1,000,071
    150,000   Barnett Banks, Inc., 6.90%,
                9/1/05...................       151,018

continued
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)


 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
CORPORATE BONDS, CONTINUED
Banking/Financial Services, continued
$ 5,000,000   Fifth Third Bank, 3.19%,
                11/14/05*................  $  4,998,541
    978,000   FleetBoston Financial
                Corp., 7.25%, 9/15/05....       986,811
  1,472,242   Ford Credit Auto Owner
                Trust, 3.15%, 12/15/05...     1,472,242
  5,000,000   Merrill Lynch & Co., 3.18%,
                7/3/06*..................     5,000,000
 10,000,000   Morgan Stanley, 3.35%,
                7/27/06*.................    10,003,511
 10,000,000   Suntrust Bank Atlanta,
                3.33%, 12/12/05*.........     9,998,110
    500,000   US Bank NA, 3.35%,
                12/5/05*.................       500,011
  5,000,000   Wells Fargo & Co., 3.14%,
                7/3/06*..................     5,000,000
  8,750,000   Wells Fargo & Co., 3.49%,
                9/12/05*.................     8,751,999
                                           ------------
                                             52,865,783
                                           ------------
Insurance (3.5%):
 10,000,000   Irish Life & Permanent,
                3.27%, 6/22/06*(c).......     9,998,928
                                           ------------
  Total Corporate Bonds
    (Cost $62,864,711)                       62,864,711
                                           ------------


 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
DEPOSIT ACCOUNT (0.0%):
$       422   TNT Offshore Deposit
                Account..................  $        422
                                           ------------
  Total Deposit Account
    (Cost $422)                                     422
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (5.2%):
Federal Home Loan Mortgage Corporation (1.7%):
  5,000,000   2.94%, 11/28/05(b).........     4,939,583
                                           ------------
Federal National Mortgage Association (3.5%):
 10,000,000   3.04%, 9/7/06*.............     9,991,181
                                           ------------
  Total U.S. Government Sponsored
Enterprises
    (Cost $14,930,764)
                                             14,930,764
                                           ------------
  Total Investments
    (Cost $284,819,037)(a)--100.1%          284,819,037
  Net Other Assets/(Liabilities)--(0.1)%       (352,894)
                                           ------------
  Net Assets--100.0%                       $284,466,143
                                           ============

------------

* Variable rate security. The rate presented represents the rate in effect at June 30, 2005. The date presented represents the maturity date.

(a)   Also represents cost for federal tax purposes.

(b)  The rates presented represent the effective yields at June 30, 2005.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                              MONEY MARKET
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $284,819,037
                                                              ============
Total Investments, at value.................................   284,819,037
                                                              ------------
Interest and dividends receivable...........................       399,979
Prepaid expenses............................................         1,535
                                                              ------------
  Total Assets..............................................   285,220,551
                                                              ------------
LIABILITIES
Dividends payable...........................................       558,620
Manager fees payable........................................        81,374
Distribution fees payable...................................        58,124
Other accrued liabilities...................................        56,290
                                                              ------------
  Total Liabilities.........................................       754,408
                                                              ------------
NET ASSETS..................................................  $284,466,143
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................   284,469,211
  Net realized gains/(losses) on investment transactions....        (3,068)
                                                              ------------
NET ASSETS..................................................  $284,466,143
                                                              ============
Shares of beneficial interest...............................   284,469,212
Net Asset Value (offering and redemption price per share)...  $       1.00
                                                              ============

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                              MONEY MARKET
                                                                  FUND
                                                              ------------
INVESTMENT INCOME:
Interest....................................................   $3,954,492
Dividends...................................................          469
                                                               ----------
  Total Investment Income...................................    3,954,961
                                                               ----------
EXPENSES:
Manager fees................................................      494,457
Administration fees.........................................      109,822
Distribution fees...........................................      353,184
Custodian fees..............................................       13,607
Legal fees..................................................       16,993
Shareholder reports.........................................       21,467
Trustees' fees..............................................       10,986
Other expenses..............................................       32,745
                                                               ----------
  Total expenses............................................    1,053,261
                                                               ----------
NET INVESTMENT INCOME/(LOSS)................................    2,901,700
                                                               ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......       (1,904)
                                                               ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       (1,904)
                                                               ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $2,899,796
                                                               ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  USAZ MONEY MARKET FUND
                                                            -----------------------------------
                                                            SIX MONTHS ENDED       YEAR ENDED
                                                                JUNE 30,          DECEMBER 31,
                                                                  2005                2004
                                                            ----------------      -------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)............................   $   2,901,700        $   1,727,296
  Net realized gains/(losses) on investment
     transactions.........................................          (1,904)              (1,164)
                                                             -------------        -------------
  Change in net assets from operations....................       2,899,796            1,726,132
                                                             -------------        -------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income..............................      (2,901,700)          (1,728,769)
                                                             -------------        -------------
  Change in net assets resulting from dividends to
     shareholders.........................................      (2,901,700)          (1,728,769)
                                                             -------------        -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.............................     196,869,415          339,524,049
  Proceeds from dividends reinvested......................       2,626,358            1,492,856
  Cost of shares redeemed.................................    (151,666,873)        (290,865,747)
                                                             -------------        -------------
  Change in net assets from capital transactions..........      47,828,900           50,151,148
                                                             -------------        -------------
  Change in net assets....................................      47,826,996           50,148,511
NET ASSETS:
  Beginning of period.....................................     236,639,147          186,490,636
                                                             -------------        -------------
  End of period...........................................   $ 284,466,143        $ 236,639,147
                                                             =============        =============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)................   $          --        $          --
                                                             =============        =============
SHARE TRANSACTIONS:
  Shares issued...........................................     196,869,415          339,524,049
  Dividends reinvested....................................       2,626,358            1,492,856
  Shares redeemed.........................................    (151,666,873)        (290,865,757)
                                                             -------------        -------------
  Change in shares........................................      47,828,900           50,151,148
                                                             =============        =============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,            FEBRUARY 1, 2000 TO
                                                   JUNE 30,       -----------------------------------------      DECEMBER 31,
                                                     2005           2004       2003       2002       2001           2000(A)
                                               ----------------   --------   --------   --------   --------   -------------------
                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........      $   1.00       $   1.00   $   1.00   $   1.00   $   1.00         $  1.00
                                                   --------       --------   --------   --------   --------         -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...............          0.01           0.01         --*      0.01       0.03            0.05
  Net Realized and Unrealized Gains/(Losses)
    on Investments...........................            --             --         --*        --*        --              --
                                                   --------       --------   --------   --------   --------         -------
  Total from Investment Activities...........          0.01           0.01         --*      0.01       0.03            0.05
                                                   --------       --------   --------   --------   --------         -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income......................         (0.01)         (0.01)        --*     (0.01)     (0.03)          (0.05)
  Net Realized Gains.........................            --             --         --*        --         --              --
                                                   --------       --------   --------   --------   --------         -------
  Total Dividends............................         (0.01)         (0.01)        --*     (0.01)     (0.03)          (0.05)
                                                   --------       --------   --------   --------   --------         -------
NET ASSET VALUE, END OF PERIOD...............      $   1.00       $   1.00   $   1.00   $   1.00   $   1.00         $  1.00
                                                   ========       ========   ========   ========   ========         =======
TOTAL RETURN**(b)............................          1.01%          0.67%      0.34%      0.84%      3.27%           5.21%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net Assets, End of Period ($000's)...........      $284,466       $236,639   $186,491   $193,157   $104,481         $22,258
Net Investment Income/(Loss)(c)..............          2.05%          0.70%      0.34%      0.81%      2.53%           5.62%
Expenses Before Waivers/
  Reimbursements***(c).......................          0.75%          0.78%      0.88%      0.89%      1.21%           1.51%
Expenses Net of Waivers/ Reimbursements(c)...          0.75%          0.78%      0.88%      0.87%      0.90%           0.90%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Money Market Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Money Market Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared daily and paid monthly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Prudential Investment Management ("PIM") and the Trust, PIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Money Market Fund......................................     0.35%          0.87%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, there are no reimbursements that may potentially be made in subsequent years.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $9,581 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $10,986 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

4. RESTRICTED SECURITIES

  A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2005, the Fund held restricted securities representing 41.97% of net assets. The restricted securities held as of June 30, 2005 are identified below:

                                                        ACQUISITION   ACQUISITION   PRINCIPAL    AMORTIZED
   SECURITY                                                DATE          COST         AMOUNT        COST
   --------                                             -----------   -----------   ----------   ----------
   AMSTERDAM FUNDING CORP.............................   06/06/05      4,411,194     4,425,000    4,420,782
   AMSTERDAM FUNDING CORP.............................   06/20/05      5,983,800     6,000,000    5,989,713
   AMSTERDAM FUNDING CORP.............................   06/24/05      1,233,063     1,236,000    1,233,881
   BANK OF IRELAND....................................   06/24/05        944,882     1,000,000      995,533
   EDISON ASSET SECURITIZATION LLC....................   05/06/05      4,593,181     4,629,000    4,615,719
   IRISH LIFE & PERMANENT PLC.........................   08/20/04      9,998,000    10,000,000    9,998,928
   IRISH LIFE & PERMANENT PLC.........................   05/04/05      2,976,003     3,000,000    2,990,871
   LONG LANE MASTER TRUST 4...........................   06/20/05      1,994,960     2,000,000    1,996,940
   LONG LANE MASTER TRUST 4...........................   06/30/05        997,342     1,000,000      997,433
   MARKET STREET FUNDING..............................   06/21/05      6,958,133     6,977,000    6,964,422
   NORDDEUTSCHE LANDESBANK............................   04/25/05      6,857,634     6,900,000    6,897,058
   NORDDEUTSCHE LANDESBANK............................   06/02/05      2,987,097     3,000,000    2,994,733
   NORDDEUTSCHE LANDESBANK............................   05/16/05      2,383,464     2,400,000    2,393,216
   OLD LINE FUNDING LLC...............................   06/06/05      1,994,666     2,002,000    1,999,031
   PREFERRED RECEIVABLES FUNDING CORP.................   06/07/05     12,959,440    13,000,000   12,986,479
   PRUDENTIAL PLC.....................................   05/05/05     13,841,608    13,944,000   13,910,271
   SHEFFIELD RECEIVABLES CORP.........................   06/30/05      9,981,667    10,000,000    9,982,583
   SHEFFIELD RECEIVABLES CORP.........................   06/21/05      3,989,200     4,000,000    3,992,800
   SWISS RE FINANCIAL PRODUCTS........................   02/15/05        489,810       506,000      504,430
   TRIBUNE COMPANY....................................   06/30/05      5,547,333     5,558,000    5,547,841
   TULIP FUNDING CORP.................................   06/28/05      6,981,335     7,000,000    6,981,979
   WINDMILL FUNDING CORP..............................   06/30/05     10,998,961    11,000,000   11,000,000

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) OPPENHEIMER
                              EMERGING GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Oppenheimer Emerging Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Oppenheimer Emerging Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ Oppenheimer Emerging Growth Fund.....    $1,000.00        $949.90           $6.53               1.35%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Oppenheimer Emerging Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ Oppenheimer Emerging Growth Fund.....    $1,000.00       $1,018.10          $6.76               1.35%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Oppenheimer Emerging Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ OPPENHEIMER EMERGING GROWTH FUND       NET ASSETS*
   -------------------------------------       -----------
   Banking/Financial Services................       4.5%
   Computers.................................      17.0
   E-Commerce................................       6.0
   Educational Services......................       0.8
   Electronics...............................      12.3
   Health Care...............................      10.6
   Manufacturing.............................       4.2
   Media.....................................       5.2
   Medical Equipment & Supplies..............       3.0
   Oil & Gas.................................       0.5
   Pharmaceuticals...........................       5.0
   Retail/Wholesale..........................      12.8
   Services..................................       5.9
   Telecommunications........................       6.0
   Transportation............................       0.9
   Travel/Entertainment......................       5.6
   Short-Term Investments....................      35.3
                                                  -----
                                                  135.4%
                                                  =====

   * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (100.1%):
Banking/Financial Services (4.5%):
   75,000   Euronet Worldwide,
              Inc.*(+)...................  $  2,180,250
   26,000   Greenhill & Company, Inc. ...     1,053,260
   40,600   Hanmi Financial Corp. .......       678,020
   23,300   Morningstar, Inc.*(+)........       655,895
   21,700   PrivateBancorp, Inc.(+)......       767,746
                                           ------------
                                              5,335,171
                                           ------------
Computers (17.0%):
   85,070   Aladdin Knowledge Systems*...     1,747,337
   65,000   Digital River, Inc.*(+)......     2,063,749
   35,900   F5 Networks, Inc.*...........     1,695,736
   20,920   Global Payments, Inc. .......     1,418,376
   25,000   Hutchinson Technology,
              Inc.*......................       962,750
   46,000   Komag, Inc.*.................     1,305,020
   39,000   M-Systems Flash Disk
              Pioneers, Ltd.*(+).........       747,630
   41,350   Macromedia, Inc.*............     1,580,397
   11,350   Netease.com, Inc., ADR*(+)...       648,199
   80,000   Packeteer, Inc.*.............     1,128,000
   22,640   SRA International, Inc.,
              Class A*...................       786,061
   28,000   SS&C Technologies, Inc. .....       887,040
   50,400   Synaptics, Inc.*.............     1,076,544
   96,900   Wind River Systems, Inc.*....     1,519,392
   84,350   Witness Systems, Inc.*.......     1,537,701
   57,670   Xyratex, Ltd.*...............       894,462
                                           ------------
                                             19,998,394
                                           ------------
E-Commerce (6.0%):
   93,640   Bottomline Technologies,
              Inc.*......................     1,401,791
   15,300   Ctrip.com International,
              Ltd., ADR..................       778,464
   18,000   Equinix, Inc.*...............       780,120
   39,400   GSI Commerce, Inc.*(+).......       659,950
   57,670   Infospace, Inc.*.............  $  1,899,073
   96,730   Openwave Systems, Inc.*(+)...     1,586,372
                                           ------------
                                              7,105,770
                                           ------------
Educational Services (0.8%):
   22,700   Bright Horizons Family
              Solutions, Inc.*...........       924,344
                                           ------------
Electronics (12.3%):
   35,600   Cogent, Inc.*................     1,016,380
   28,600   Cohu, Inc. ..................       573,430
   63,360   Energy Conversion Devices,
              Inc.*(+)...................     1,417,997
   50,000   Flir Systems, Inc.*..........     1,492,000
   68,780   Integrated Device Technology,
              Inc.*......................       739,385
   19,600   Itron, Inc.*.................       875,728
   78,120   Microsemi Corp.*.............     1,468,656
   50,000   Netlogic Microsystems,
              Inc.*(+)...................       886,500
  101,340   ON Semiconductor Corp.*......       466,164
   33,000   PortalPlayer, Inc.*(+).......       687,060


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Electronics, continued
  131,140   Skyworks Solutions, Inc.*....  $    966,502
   25,000   Tessera Technologies,
              Inc.*......................       835,250
   39,670   Trident Microsystems,
              Inc.*......................       900,112
   39,380   Trimble Navigation, Ltd.*....     1,534,639
   39,200   Volterra Semiconductor
              Corp.*(+)..................       583,688
                                           ------------
                                             14,443,491
                                           ------------
Health Care (10.6%):
   35,900   Amedisys, Inc.*(+)...........     1,320,402
   30,000   Aspect Medical Systems,
              Inc.*......................       892,200
   30,900   Centene Corp.*...............     1,037,622
   44,400   Foxhollow Technologies,
              Inc.*(+)...................     1,699,188
   22,995   Immucor, Inc.*...............       665,705
  100,000   IRIS International, Inc.*....     1,780,000
   30,000   Matria Healthcare, Inc.*.....       966,900
  187,900   PainCare Holdings,
              Inc.*(+)...................       813,607
   26,150   Psychiatric Solutions,
              Inc.*(+)...................     1,273,767
   34,000   Radiation Therapy Services,
              Inc.*......................       902,700
   32,000   WellCare Health Plans,
              Inc.*......................     1,136,320
                                           ------------
                                             12,488,411
                                           ------------
Manufacturing (4.2%):
   69,200   Evergreen Solar, Inc.*(+)....       444,956
  156,000   Jones Soda Co.*(+)...........       936,000
   13,775   Joy Global, Inc. ............       462,702
   15,000   Meritage Corp.*(+)...........     1,192,500
   43,200   MICROS Systems, Inc.*........     1,933,200
                                           ------------
                                              4,969,358
                                           ------------
Media (5.2%):
   22,440   Avid Technology, Inc.*.......     1,195,603
   41,110   Central European Media
              Enterprises, Ltd., Class
              A*(+)......................     1,988,902
  228,810   Imax Corp.*(+)...............     2,274,371
   32,000   WPT Enterprises, Inc.*(+)....       623,680
                                           ------------
                                              6,082,556
                                           ------------
Medical Equipment & Supplies (3.0%):
   23,780   ArthroCare Corp.*(+).........       830,873
    2,200   Symmetry Medical, Inc.*......        51,788
   38,000   Ventana Medical Systems,
              Inc.*......................     1,528,740
   60,320   Vital Images, Inc.*(+).......     1,082,744
                                           ------------
                                              3,494,145
                                           ------------
Oil/Gas (0.5%):
   21,700   Todco, Class A*..............       557,039
                                           ------------
Pharmaceuticals (5.0%):
  183,800   Arena Pharmaceuticals,
              Inc.*(+)...................     1,253,515
   32,860   DOV Pharmaceutical,
              Inc.*(+)...................       613,168
   50,000   First Horizon Pharmaceutical
              Corp.* ....................       952,000
   10,340   Martek Biosciences Corp.*....       392,403

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals, continued
  x63,400   Nektar Therapeutic*(+).......  $  1,067,656
   27,000   SFBC International, Inc.*....     1,043,010
   56,550   VaxGen, Inc.*(+).............       607,913
                                           ------------
                                              5,929,665
                                           ------------
Retail/Wholesale (12.6%):
   31,500   Bebe Stores, Inc.(+).........       833,805
   35,000   Brightpoint, Inc.*...........       776,650
   21,600   Central European Distribution
              Corp.* ....................       806,328
   64,600   Citi Trends, Inc.*(+)........     1,167,968
   91,300   Cosi, Inc.*..................       628,144
   12,700   DSW, Inc., Class A*..........       316,865
   14,000   Hansen Natural Corp.*(+).....     1,186,080
   28,400   NuCo2, Inc.*.................       729,028
   40,150   P.F. Chang's China Bistro,
              Inc.*(+)...................     2,368,047
  123,960   Quiksilver, Inc.*............     1,980,881
   18,000   Red Robin Gourmet Burgers,
              Inc.*......................     1,115,640
   22,600   Texas Roadhouse, Inc.*.......       785,350
   25,920   The Children's Place Retail
              Stores, Inc.*..............     1,209,686
    1,200   Volcom, Inc. ................        32,124
   28,600   Zumiez, Inc.*................       833,690
                                           ------------
                                             14,770,286
                                           ------------
Services (5.9%):
   38,000   Chemed Corp. ................     1,553,440
   31,400   CRA International, Inc.*.....     1,690,890
   11,680   Laureate Education, Inc.*....       559,005
   52,090   Shuffle Master, Inc.*(+).....     1,460,083
   55,000   Valueclick, Inc.*............       678,150
   32,000   WCI Communities, Inc.*.......     1,024,960
                                           ------------
                                              6,966,528
                                           ------------
Telecommunications (6.0%):
   76,450   AudioCodes, Ltd.*(+).........       760,678
  100,030   Ixia*........................     1,944,582


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Telecommunications, continued
   30,000   JAMDAT Mobile, Inc.*(+)......  $    830,400
   20,100   Neustar, Inc.*...............       514,560
   25,000   Orckit Communications,
              Ltd.*......................       661,500
   78,900   SBA Communications Corp.,
              Class A*...................     1,065,150
   33,550   Shanda Interactive
              Entertainment, Ltd.,
              ADR*(+)....................     1,234,305
                                           ------------
                                              7,011,175
                                           ------------
Transportation (0.9%):
   43,000   HUB Group, Inc., Class A*....     1,077,150
                                           ------------
Travel/Entertainment (5.6%):
  103,300   Mikohn Gaming Corp.*.........     1,521,093
   38,300   Orient-Express Hotel, Ltd.,
              Class A....................     1,212,961
   27,760   Penn National Gaming,
              Inc.*......................     1,013,240
   81,800   Scientific Games Corp., Class
              A*(+)......................     2,202,874
  135,000   Youbet.com, Inc.*............       670,950
                                           ------------
                                              6,621,118
                                           ------------
  Total Common Stocks
    (Cost $102,601,766)                     117,774,601
                                           ------------
DEPOSIT ACCOUNT (2.0%):
2,384,984   NTRS London Deposit
              Account....................     2,384,984
                                           ------------
  Total Deposit Account
    (Cost $2,384,984)                         2,384,984
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (33.3%):
39,210,404  Allianz Dresdner Daily Asset
              Fund+......................    39,210,404
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $39,210,404)                       39,210,404
                                           ------------
  Total Investments
    (Cost $144,197,154) (a)--135.4%         159,369,989
  Net Other Assets/(Liabilities)--(35.4)%   (41,701,177)
                                           ------------
  Net Assets--100.0%                       $117,668,812
                                           ============

------------

*  Non-income producing security.

(+)   All or a portion of security is loaned as of June 30, 2005.

+  Investment in affiliate.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

     Unrealized appreciation...................  $16,318,428
     Unrealized depreciation...................   (2,238,803)
                                                 -----------
     Net unrealized appreciation...............  $14,079,625
                                                 ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                                OPPENHEIMER
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
ASSETS
Investments, at cost........................................   $104,986,750
Investments in affiliates, at cost..........................     39,210,404
                                                               ============
Investments, at value.......................................   $120,159,585
Investments in affiliates, at value*........................     39,210,404
Cash........................................................      1,546,107
Dividends receivable........................................         12,339
Receivable for investments sold.............................      1,957,028
Prepaid expenses............................................            649
                                                               ------------
  Total Assets..............................................    162,886,112
                                                               ------------
LIABILITIES
Payable for investments purchased...........................      5,872,246
Payable for capital shares redeemed.........................         10,700
Payable for return of collateral received...................     39,210,404
Manager fees payable........................................         88,325
Distribution fees payable...................................         24,062
Other accrued liabilities...................................         11,563
                                                               ------------
  Total Liabilities.........................................     45,217,300
                                                               ------------
NET ASSETS..................................................   $117,668,812
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................    105,748,898
  Undistributed net investment income/(loss)................       (636,492)
  Net realized gains/(losses) on investment transactions....     (2,616,429)
  Net unrealized appreciation/(depreciation) on
     investments............................................     15,172,835
                                                               ------------
NET ASSETS..................................................   $117,668,812
                                                               ============
Shares of beneficial interest...............................      8,857,330
Net Asset Value (offering and redemption price per share)...   $      13.29
                                                               ============

------------

*    Includes securities on loan of $37,911,552.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                                OPPENHEIMER
                                                                 EMERGING
                                                                GROWTH FUND
                                                              ---------------
INVESTMENT INCOME:
Dividends...................................................    $    62,915
Income from securities lending..............................         70,560
                                                                -----------
     Total Investment Income................................        133,475
                                                                -----------
EXPENSES:
Manager fees................................................        484,794
Administration fees.........................................         46,942
Distribution fees...........................................        142,586
Audit fees..................................................          5,440
Custodian fees..............................................         12,930
Legal fees..................................................          8,000
Shareholder reports.........................................         10,269
Recoupment of prior expenses reimbursed by the Manager......         43,539
Other expenses..............................................         15,467
                                                                -----------
     Total expenses.........................................        769,967
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................       (636,492)
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......       (962,594)
Change in unrealized appreciation/(depreciation) on
  investments...............................................     (4,680,038)
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (5,642,632)
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $(6,279,124)
                                                                ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 USAZ OPPENHEIMER EMERGING
                                                                        GROWTH FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (636,492)     $   (950,055)
  Net realized gains/(losses) on investments transactions...        (962,594)       (1,621,043)
  Change in unrealized appreciation/(depreciation) on
     investments............................................      (4,680,038)       10,505,164
                                                                ------------      ------------
  Change in net assets from operations......................      (6,279,124)        7,934,066
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --          (273,683)
                                                                ------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --          (273,683)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      10,215,865        63,670,483
  Proceeds from dividends reinvested........................              --           762,033
  Cost of shares redeemed...................................      (9,084,969)      (13,864,377)
                                                                ------------      ------------
  Change due to capital contributions.......................       1,130,896        50,568,139
                                                                ------------      ------------
  Change in net assets......................................      (5,148,228)       58,228,522
NET ASSETS:
  Beginning of period.......................................     122,817,040        64,588,518
                                                                ------------      ------------
  End of period.............................................    $117,668,812      $122,817,040
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   (636,492)     $         --
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................         779,968         4,887,039
  Dividends reinvested......................................              --            60,613
  Shares redeemed...........................................        (707,034)       (1,128,738)
                                                                ------------      ------------
  Change in shares..........................................          72,934         3,818,914
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED
                                                    SIX MONTHS ENDED      DECEMBER 31,       MAY 1, 2002 TO
                                                        JUNE 30,       -------------------    DECEMBER 31,
                                                          2005           2004       2003        2002(A)
                                                    ----------------   --------    -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  13.98       $  13.01    $  8.09      $ 10.00
                                                        --------       --------    -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         (0.06)         (0.11)     (0.07)       (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         (0.63)          1.11       5.09        (1.89)
                                                        --------       --------    -------      -------
  Total from Investment Activities................         (0.69)          1.00       5.02        (1.91)
                                                        --------       --------    -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..............................            --          (0.03)     (0.10)          --
                                                        --------       --------    -------      -------
  Total Dividends.................................            --          (0.03)     (0.10)          --
                                                        --------       --------    -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  13.29       $  13.98    $ 13.01      $  8.09
                                                        ========       ========    =======      =======
TOTAL RETURN*(b)..................................         (5.01)%         7.76%     62.03%      (19.10)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $117,669       $122,817    $64,589      $13,913
Net Investment Income/(Loss)(c)...................         (0.96)%        (1.02)%    (1.11)%      (0.57)%
Expenses Before Waivers/Reimbursements**(c).......          1.35%(d)       1.32%(d)    1.39%       2.38%
Expenses Net of Waivers/Reimbursements(c).........          1.35%(d)       1.32%(d)    1.25%       1.25%
Portfolio Turnover Rate...........................        101.41%        189.43%    174.59%      144.70%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  Includes recoupment of prior expenses reimbursed by Manager.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Oppenheimer Emerging Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Emerging Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Oppenheimer Emerging Growth Fund.......................  $39,210,404      $37,911,552

  The Fund received cash collateral for securities loaned. The cash was invested in Allianz Dresdner Daily Asset Fund at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc. ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                   ANNUAL RATE    EXPENSE LIMIT
                                                                   -----------    -------------
   USAZ Oppenheimer Emerging Growth Fund.......................       0.85%           1.35%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005 the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
   USAZ Oppenheimer Emerging Growth Fund.......................   $16,812      $44,619

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of USAllianz Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2005, the Agent received $36,996 in fees for acting as the Securities Lending Agent.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $4,214 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $4,670 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   USAZ Oppenheimer Emerging Growth Fund.......................  $117,647,452   $114,137,887

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) OPPENHEIMER
                           EMERGING TECHNOLOGIES FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
EXPENSE EXAMPLE AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Oppenheimer Emerging Technologies Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Oppenheimer Emerging Technologies Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05       1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   --------------   ----------------   ----------------
   USAZ Oppenheimer Emerging Technologies
     Fund....................................    $1,000.00        $911.00            $6.40               1.35%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Oppenheimer Emerging Technologies Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05       1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   --------------   ----------------   ----------------
   USAZ Oppenheimer Emerging Technologies
     Fund....................................    $1,000.00       $1,018.10           $6.76               1.35%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
EXPENSE EXAMPLE AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Oppenheimer Emerging Technologies Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND  NET ASSETS*
   -------------------------------------------  -----------
   Advertising................................       1.1%
   Banking/Financial Services.................       0.7
   Computers..................................      41.8
   E-Commerce.................................      10.1
   Electronics................................      22.2
   Media......................................       1.0
   Pharmaceuticals............................       1.3
   Telecommunications.........................      16.5
   Short-Term Investments.....................      43.1
                                                   -----
                                                   137.8%
                                                   =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS (94.7%):
Advertising (1.1%):
     32,370   Marchex, Inc., Class
                B*(+)....................  $    486,845
                                           ------------
Banking/Financial Services (0.7%):
     24,210   Harris & Harris Group,
                Inc.*(+).................       288,341
                                           ------------
Computers (41.8%):
     12,580   Adobe Systems, Inc. .......       360,040
     40,090   Aladdin Knowledge
                Systems*.................       823,449
     26,400   Apple Computer, Inc.*......       971,783
     36,890   ATI Technologies,
                Inc.*(+).................       437,147
     26,070   Autodesk, Inc.(+)..........       896,026
     11,370   Cognizant Technology
                Solutions Corp.*.........       535,868
     19,370   Dell, Inc.*................       765,309
     22,000   Digital River, Inc.*(+)....       698,500
     47,100   EMC Corp.*.................       645,741
     16,200   F5 Networks, Inc.*(+)......       765,207
     17,430   Hutchinson Technology,
                Inc.*(+).................       671,229
      5,590   Hyperion Solutions
                Corp.*...................       224,942
     18,000   Komag, Inc.*(+)............       510,660
      5,000   Kronos, Inc.*..............       201,950
     17,730   M-Systems Flash Disk
                Pioneers, Ltd.*(+).......       339,884
     16,170   Macromedia, Inc.*..........       618,017
     29,270   McAfee, Inc.*..............       766,289
     25,170   Mercury Interactive
                Corp.*...................       965,520
     14,100   MICROS Systems, Inc.*(+)...       630,975
     22,370   Microsoft Corp. ...........       555,671
      7,840   Netease.com, Inc.,
                ADR*(+)..................       447,742
     36,370   Packeteer, Inc.*(+)........       512,817
     22,210   Seagate Technology.........       389,786
     49,500   Smith Micro Software,
                Inc.*....................       216,810
     12,000   SS&C Technologies, Inc. ...       380,160
     30,590   Synaptics, Inc.*(+)........       653,402
     31,860   VeriSign, Inc.*............       916,294
     35,800   Wind River Systems,
                Inc.*....................       561,344
     34,670   Witness Systems,
                Inc.*(+).................       632,034
     36,470   Xyratex, Ltd.*(+)..........       565,650
                                           ------------
                                             17,660,246
                                           ------------
E-Commerce (10.1%):
      6,750   Ctrip.com International,
                Ltd., ADR(+).............       343,440
      9,680   Equinix, Inc.*(+)..........       419,531
      3,570   Google, Inc., Class A*.....     1,050,116
     18,800   GSI Commerce, Inc.*(+).....       314,900
     22,270   Infospace, Inc.*(+)........       733,351
     38,150   Openwave Systems,
                Inc.*(+).................       625,660
     22,460   Yahoo!, Inc.*..............       778,239
                                           ------------
                                              4,265,237
                                           ------------
Electronics (22.2%):
     20,000   Altera Corp.*..............       396,400
     12,010   Analog Devices, Inc. ......       448,093
      3,300   Brightpoint, Inc.*.........        73,227
     15,360   Broadcom Corp., Class A*...       545,434
     14,300   Cohu, Inc. ................       286,715
     24,490   Energy Conversion Devices,
                Inc.*(+).................       548,086
     24,810   Evergreen Solar,
                Inc.*(+).................       159,528
     40,860   Integrated Device
                Technology, Inc.*(+).....       439,245
     12,730   Intel Corp. ...............       331,744
     16,460   Linear Technology Corp. ...       603,917
     14,000   Marvell Technology Group,
                Ltd.*....................       532,560
     11,520   Maxim Integrated Products,
                Inc. ....................       440,179
     17,430   Microchip Technology,
                Inc.(+)..................       516,277
     33,410   Microsemi Corp.*...........       628,108
     50,840   ON Semiconductor
                Corp.*(+)................       233,864
     30,000   PLX Technology, Inc.*......       304,800
     50,080   PMC-Sierra, Inc.*(+).......       467,246
     15,000   PortalPlayer, Inc.*(+).....       312,300
     11,700   Sigmatel, Inc.*(+).........       200,772
     39,700   Silicon Image, Inc.*(+)....       407,322
     65,540   Skyworks Solutions,
                Inc.*(+).................       483,030
     10,250   Tessera Technologies,
                Inc.*....................       342,453
     18,590   Trident Microsystems,
                Inc.*(+).................       421,807
     19,400   Volterra Semiconductor
                Corp.*(+)................       288,866
                                           ------------
                                              9,411,973
                                           ------------

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Media (1.0%):
      8,340   Avid Technology,
                Inc.*(+).................  $    444,355
                                           ------------
Pharmaceuticals (1.3%):
      7,000   Martek Biosciences
                Corp.*(+)................       265,650
      8,130   Varian Medical Systems,
                Inc.*....................       303,493
                                           ------------
                                                569,143
                                           ------------
Telecommunications (16.5%):
     28,860   Airspan Networks,
                Inc.*(+).................       160,173
      9,680   America Movil SA de CV,
                ADR, Series L............       577,025
     48,020   AudioCodes, Ltd.*(+).......       477,799
     18,880   Comverse Technology,
                Inc.*....................       446,512
     44,210   Corning, Inc.*.............       734,771
     30,210   Ixia*(+)...................       587,282
     11,610   J2 Global Communications,
                Inc.*(+).................       399,848
     19,240   JAMDAT Mobile, Inc.*(+)....       532,563
      7,400   NeuStar, Inc.*.............       189,440
     10,000   Orckit Communications,
                Ltd.*(+).................       264,600
     16,950   Plantronics, Inc. .........       616,302
      7,820   QUALCOMM, Inc. ............       258,138

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Telecommunications, continued
     40,300   SBA Communications Corp.,
                Class A*.................  $    544,050
     19,370   Shanda Interactive
                Entertainment, Ltd.,
                ADR*(+)..................       712,623
      6,780   SpectraSite, Inc.*.........       504,635
                                           ------------
                                              7,005,761
                                           ------------
  Total Common Stocks
    (Cost $36,654,841)                       40,131,901
                                           ------------
DEPOSIT ACCOUNT (2.3%):
    991,349   NTRS London Deposit
                Account..................       991,349
                                           ------------
  Total Deposit Account
    (Cost $991,349)                             991,349
                                           ------------

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COLLATERAL FOR SECURITIES ON LOAN
  (40.8%):
 17,303,901   Northern Trust Liquid
                Institutional Asset
                Portfolio................  $ 17,303,901
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $17,303,901)                       17,303,901
                                           ------------
  Total Investments
    (Cost $54,950,092)(a)--137.8%            58,427,151
  Net Other Assets/(Liabilities)--(37.8)%   (16,048,114)
                                           ------------
  Net Assets--100.0%                       $ 42,379,037
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 4,579,613
    Unrealized depreciation...................   (1,637,890)
                                                -----------
    Net unrealized appreciation...............  $ 2,941,723
                                                ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                      USAZ
                                                                   OPPENHEIMER
                                                              EMERGING TECHNOLOGIES
                                                                      FUND
                                                              ---------------------
ASSETS
Investments, at cost........................................       $54,950,092
                                                                   ===========
Investments, at value*......................................       $58,427,151
Dividends receivable........................................             5,434
Receivable for investments sold.............................         1,690,845
Prepaid expenses............................................               239
                                                                   -----------
  Total Assets..............................................        60,123,669
                                                                   -----------
LIABILITIES
Payable for investments purchased...........................           395,921
Payable for return of collateral received...................        17,303,901
Manager fees payable........................................            32,188
Distribution fees payable...................................             8,964
Other accrued liabilities...................................             3,658
                                                                   -----------
  Total Liabilities.........................................        17,744,632
                                                                   -----------
NET ASSETS..................................................       $42,379,037
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital...................................................       $43,615,148
  Undistributed net investment income/(loss)................          (226,415)
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................        (4,486,755)
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................         3,477,059
                                                                   -----------
NET ASSETS..................................................       $42,379,037
                                                                   ===========
Shares of beneficial interest...............................         5,445,077
Net Asset Value (offering and redemption price per share)...       $      7.79
                                                                   ===========

------------

*    Includes securities on loan of $16,875,589.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                      USAZ
                                                                   OPPENHEIMER
                                                              EMERGING TECHNOLOGIES
                                                                      FUND
                                                              ---------------------
INVESTMENT INCOME:
Dividends...................................................       $    29,562
Income from securities lending..............................            29,758
                                                                   -----------
     Total Investment Income................................            59,320
                                                                   -----------
EXPENSES:
Manager fees................................................           177,338
Administration fees.........................................            17,910
Distribution fees...........................................            52,914
Audit fees..................................................             2,283
Custodian fees..............................................             7,496
Legal fees..................................................             3,119
Shareholder reports.........................................             4,013
Recoupment of prior expenses reimbursed by the Manager......            14,143
Other expenses..............................................             6,519
                                                                   -----------
     Total expenses.........................................           285,735
                                                                   -----------
NET INVESTMENT INCOME/(LOSS)................................          (226,415)
                                                                   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................        (1,169,506)
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................        (2,820,593)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...        (3,990,099)
                                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       $(4,216,514)
                                                                   ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     USAZ OPPENHEIMER
                                                                EMERGING TECHNOLOGIES FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005             2004
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  (226,415)     $   (350,903)
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................     (1,169,506)       (2,960,201)
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................     (2,820,593)        1,299,956
                                                                -----------      ------------
  Change in net assets from operations......................     (4,216,514)        2,011,148
                                                                -----------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................             --           309,044
                                                                -----------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................             --           309,044
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      6,165,488        23,787,659
  Proceeds from dividends reinvested........................             --           309,044
  Cost of shares redeemed...................................     (7,768,521)      (13,515,878)
                                                                -----------      ------------
  Change in net assets from capital transactions............     (1,603,033)       10,580,825
                                                                -----------      ------------
  Change in net assets......................................     (5,819,547)        8,260,633
NET ASSETS:
  Beginning of period.......................................     48,198,584        39,937,951
                                                                -----------      ------------
  End of period.............................................    $42,379,037      $ 48,198,584
                                                                ===========      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  (226,415)     $         --
                                                                ===========      ============
SHARE TRANSACTIONS:
  Shares issued.............................................        798,298         2,808,480
  Dividends reinvested......................................             --            40,987
  Shares redeemed...........................................       (998,101)       (1,640,915)
                                                                -----------      ------------
  Change in shares..........................................       (199,803)        1,208,552
                                                                ===========      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
FINANCIAL HIGHLIGHTS

                                                                                                       NOVEMBER 5,
                                                     SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,        2001 TO
                                                         JUNE 30,       ---------------------------    DECEMBER 31,
                                                           2005          2004      2003      2002        2001(A)
                                                     ----------------   -------   -------   -------   --------------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............       $  8.54        $  9.00   $  6.34   $ 10.77       $10.00
                                                         -------        -------   -------   -------       ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         (0.03)         (0.06)    (0.05)    (0.06)       (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         (0.72)         (0.34)     2.71     (4.37)        0.79
                                                         -------        -------   -------   -------       ------
  Total from Investment Activities................         (0.75)         (0.40)     2.66     (4.43)        0.77
                                                         -------        -------   -------   -------       ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..............................            --          (0.06)       --        --           --
                                                         -------        -------   -------   -------       ------
  Total Dividends.................................            --          (0.06)       --        --           --
                                                         -------        -------   -------   -------       ------
NET ASSET VALUE, END OF PERIOD....................       $  7.79        $  8.54   $  9.00   $  6.34       $10.77
                                                         =======        =======   =======   =======       ======
TOTAL RETURN*(b)..................................         (8.90)%        (4.33)%   41.96%   (41.13)%       7.70%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................       $42,379        $48,199   $39,938   $ 9,231       $8,718
Net Investment Income/(Loss)(c)...................         (1.07)%        (0.85)%   (1.04)%   (1.12)%      (1.02)%
Expenses Before Waivers/Reimbursements**(c).......          1.35%(d)       1.31%     1.54%     2.61%        3.19%
Expenses Net of Waivers/Reimbursements(c).........          1.35%(d)       1.31%     1.25%     1.25%        1.24%
Portfolio Turnover Rate...........................         64.92%        174.40%   170.59%   122.33%       10.69%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Includes recoupment of prior expenses reimbursed by the Manager.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Oppenheimer Emerging Technologies Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Emerging Technologies Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Oppenheimer Emerging Technologies Fund.................  $17,351,489      $16,875,589

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represented short term instruments from ANZ Bank at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc. ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  The Manager fees of the fund are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875%, and over $20 million at 0.75%. The annual expense limit of the Fund was 1.35%.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
   USAZ Oppenheimer Emerging Technologies Fund.................   $86,607      $66,019

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $1,602 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,752 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Oppenheimer Emerging Technologies Fund.................  $27,400,232   $29,336,483

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) OPPENHEIMER
                                   GLOBAL FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 7

                             Statement of Operations
                                     Page 8

                       Statement of Changes in Net Assets
                                     Page 9

                              Financial Highlights
                                     Page 10

                        Notes to the Financial Statements
                                     Page 11

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
EXPENSE EXAMPLE AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Oppenheimer Global Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Oppenheimer Global Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                             BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                           ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                              1/1/05          6/30/05       1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                           -------------   --------------   ----------------   ----------------
   USAZ Oppenheimer Global Fund..........    $1,000.00        $990.50            $7.16               1.45%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Oppenheimer Global Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                             BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                           ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                              1/1/05          6/30/05       1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                           -------------   --------------   ----------------   ----------------
   USAZ Oppenheimer Global Fund..........    $1,000.00       $1,017.60           $7.25               1.45%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
EXPENSE EXAMPLE AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Oppenheimer Global Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ OPPENHEIMER GLOBAL FUND                NET ASSETS*
   ----------------------------                ------------
   Aerospace/Defense.........................       3.2%
   Airlines..................................       0.6
   Banking/Financial Services................      13.6
   Beverages.................................       0.6
   Computers.................................       6.1
   Diversified...............................       0.4
   E-Commerce................................       1.5
   Electronics...............................       6.5
   Health Care...............................       2.7
   Insurance.................................       2.3
   Investment Companies......................       0.7
   Manufacturing.............................      11.4
   Media.....................................       4.9
   Oil/Gas...................................       9.1
   Pharmaceuticals...........................      10.0
   Retail/Wholesale..........................       4.4
   Services..................................       2.8
   Telecommunications........................      12.2
   Transportation............................       0.6
   Travel/Entertainment......................       1.5
   Short-Term Investments....................      15.1
                                                  -----
                                                  110.2%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (95.1%):
Aerospace/Defense (3.2%):
    34,100   Empresa Brasileira de
               Aeronautica SA, ADR.......  $  1,127,687
    37,360   European Aeronautic Defence
               and Space Co.(+)..........     1,186,006
     8,310   Lockheed Martin Corp. ......       539,070
    20,700   Raytheon Co. ...............       809,784
                                           ------------
                                              3,662,547
                                           ------------
Airlines (0.6%):
    10,040   Boeing Co. .................       662,640
                                           ------------
Banking/Financial Services (13.6%):
    40,960   3I Group plc................       496,343
    23,020   ACE, Ltd. ..................     1,032,447
    20,960   American Express Co. .......     1,115,701
    53,324   Anglo Irish Bank Corp.
               plc.......................       659,817
    16,470   Australia and New Zealand
               Banking Group, Ltd. ......       271,564
    16,113   Bayerische Hypo- und
               Vereinsbank AG*...........       419,043
    31,850   Charles Schwab Corp. .......       359,268
     7,280   Citigroup, Inc. ............       336,554
    17,000   Credit Saison Company,
               Ltd. .....................       563,485
    13,543   Credit Suisse Group.........       531,332
    70,653   HSBC Holdings plc(+)........     1,134,082
    42,400   ICICI Bank, Ltd., ADR(+)....       926,440
    27,404   JPMorgan Chase & Co. .......       967,909
    27,360   MBNA Corp. .................       715,738
    25,000   Morgan Stanley..............     1,311,750
    24,880   Northern Trust Corp. .......     1,134,279
   216,000   Resona Holdings, Inc.*......       401,301
    65,304   Royal Bank of Scotland Group
               plc.......................     1,967,368
    10,060   Societe Generale............     1,019,435
                                           ------------
                                             15,363,856
                                           ------------
Beverages (0.6%):
     3,878   Companhia de Bebidas das
               Americas (Ambev),
               ADR(+)....................        98,734
    12,090   Starbucks Corp.*............       624,569
                                           ------------
                                                723,303
                                           ------------
Computers (6.1%):
     7,400   Canon, Inc. ................       387,712
    32,800   Cisco Systems, Inc.*........       626,808
     3,170   Electronic Arts, Inc.*......       179,454
    11,980   International Business
               Machines Corp. ...........       888,916
    10,600   Intuit, Inc.*...............       478,166
    15,470   Juniper Networks, Inc.*.....       389,535
    46,100   Microsoft Corp. ............     1,145,124
    96,270   Novell, Inc.*(+)............       596,874
     7,382   SAP AG......................     1,285,360
     4,000   SQUARE ENIX Company,
               Ltd. .....................       121,895

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Computers, continued
   123,620   Sun Microsystems, Inc.*.....  $    461,103
    12,000   Trend Micro, Inc. ..........       424,239
                                           ------------
                                              6,985,186
                                           ------------
Diversified (0.4%):
    50,000   Hutchison Whampoa, Ltd. ....       449,429
                                           ------------
E-Commerce (1.5%):
    10,140   Amazon.com, Inc.*...........       335,431
    41,000   eBay, Inc.*.................     1,353,410
                                           ------------
                                              1,688,841
                                           ------------
Electronics (6.5%):
    68,550   Advanced Micro Devices,
               Inc.*(+)..................     1,188,657
    15,200   Altera Corp.*...............       301,264
    31,990   Cadence Design Systems,
               Inc.*.....................       436,983
     9,600   Cree, Inc.*(+)..............       244,512
     6,400   International Rectifier
               Corp.*....................       305,408
     2,400   Keyence Corp. ..............       534,432
    49,100   Koninklijke (Royal) Philips
               Electronics NV............     1,235,196
    27,460   National Semiconductor
               Corp. ....................       604,944
     5,000   Omron Corp. ................       110,187
     2,238   Samsung Electronics Company,
               Ltd. .....................     1,060,399
     5,500   Silicon Laboratories,
               Inc.*(+)..................       144,155
    35,000   Sony Corp. .................     1,205,620
                                           ------------
                                              7,371,757
                                           ------------
Health Care (2.7%):
    17,620   Applera Corp.-Applied
               Biosystems Group..........       346,585
    11,580   Express Scripts, Inc.*......       578,768
     5,200   Medtronic, Inc. ............       269,308
    19,400   Quest Diagnostics, Inc. ....     1,033,439
    90,312   Smith & Nephew plc..........       889,275
                                           ------------
                                              3,117,375
                                           ------------
Insurance (2.3%):
       260   Berkshire Hathaway, Inc.,
               Class B*..................       723,710
     4,410   Everest Re Group, Ltd. .....       410,130
    13,450   Manulife Financial Corp. ...       642,521
    91,667   Prudential plc..............       810,939
                                           ------------
                                              2,587,300
                                           ------------
Investment Companies (0.7%):
    27,758   Investor AB, B Shares.......       375,261
   158,900   Macquarie Airports..........       431,742
                                           ------------
                                                807,003
                                           ------------
Manufacturing (11.4%):
   118,261   Cadbury Schweppes plc.......     1,126,234
    21,000   Coach, Inc.*................       704,970

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Manufacturing, continued
    20,190   Companhia de Bebidas das
               Americas, ADR.............  $    623,871
     6,380   Essilor International SA....       434,783
   103,000   Fomento Economico Mexicano,
               SA de CV..................       615,680
    18,340   Gillette Co. ...............       928,554
   142,490   Grupo Modelo, SA de CV,
               Series C..................       445,696
     5,400   HOYA Corp. .................       620,512
    12,044   Hyundai Heavy Industries
               Company, Ltd. ............       601,829
     8,000   Murata Manufacturing
               Company, Ltd. ............       404,503
     1,900   Nidec Corp. ................       200,129
    43,164   NIKON Corp.(+)..............       486,370
       816   Porsche AG..................       611,835
    71,280   Reckitt Benckiser plc.......     2,095,196
    26,000   Shiseido Company, Ltd. .....       327,782
    14,065   Siemens AG..................     1,023,935
   539,330   Taiwan Semiconductor
               Manufacturing Company,
               Ltd. .....................       932,287
    23,800   Toyota Motor Corp. .........       851,138
                                           ------------
                                             13,035,304
                                           ------------
Media (4.9%):
    14,950   Grupo Televisa SA...........       928,245
    60,170   Pearson plc.................       706,152
    51,630   Reed Elsevier plc...........       493,134
   207,000   Singapore Press Holdings,
               Ltd. .....................       527,840
   290,100   Sirius Satellite Radio,
               Inc.*(+)..................     1,879,847
   149,000   Television Broadcasts,
               Ltd. .....................       841,515
       110   Yahoo! Japan Corp. .........       229,826
                                           ------------
                                              5,606,559
                                           ------------
Oil/Gas (9.1%):
    14,370   BP plc, ADR.................       896,401
    16,620   Chevron Corp. ..............       929,390
    25,300   EnCana Corp. ...............       998,325
    19,460   Eni SpA.....................       499,818
    22,300   Fortum Oyj..................       357,752
    31,870   GlobalSantaFe Corp. ........     1,300,296
   285,000   Hong Kong and China Gas
               Company, Ltd. ............       578,192
    35,810   Husky Energy, Inc. .........     1,424,740
     3,300   Neste Oil OYJ*..............        85,496
    24,820   Technip SA..................     1,154,521
     2,040   Total SA, Class B...........       477,930
    32,320   Transocean, Inc.*...........     1,744,311
                                           ------------
                                             10,447,172
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals (10.0%):
    14,850   Affymetrix, Inc.*(+)........  $    800,861
    16,300   Amgen, Inc.*................       985,498
    27,300   Chugai Pharmaceutical
               Company, Ltd. ............       421,304
     5,640   Eli Lilly & Co. ............       314,204
     9,100   Eyetech Pharmaceuticals,
               Inc.*(+)..................       115,024
     9,330   Genentech, Inc.*............       749,012
     8,810   Genzyme Corp.*..............       529,393
    24,900   Gilead Sciences, Inc.*......     1,095,351
    11,170   Human Genome Sciences,
               Inc.*(+)..................       129,349
    19,060   IMS Health, Inc. ...........       472,116
    10,550   Millennium Pharmaceuticals,
               Inc.*.....................        97,799
     8,590   Nektar Therapeutic*(+)......       144,656
    14,334   Novartis AG, Registered
               Shares....................       680,821
    23,360   Pfizer, Inc. ...............       644,269
    11,016   Roche Holding AG............     1,389,222
    24,735   Sanofi-Aventis, ADR.........     2,025,862
    45,000   Shionogi & Company, Ltd. ...       577,754
     6,000   Wyeth.......................       267,000
                                           ------------
                                             11,439,495
                                           ------------
Retail/Wholesale (4.4%):
     4,700   Altria Group, Inc. .........       303,902
    28,800   Circuit City Stores,
               Inc.(+)...................       497,952
   265,420   Dixons Group plc............       744,615
    18,960   Gap, Inc. ..................       374,460
    17,400   GUS plc.....................       273,655
    64,340   Hennes & Mauritz AB, Class
               B.........................     2,259,952
    10,800   Industria de Diseno Textil
               SA........................       277,480
     8,700   Tiffany & Co. ..............       285,012
                                           ------------
                                              5,017,028
                                           ------------
Services (2.8%):
   124,120   Electricidade de Portugal
               S.A. .....................       312,325
    17,470   JC Decaux SA*...............       442,350
    18,000   JGC Corp. ..................       220,563
    17,230   LVMH Moet Hennessy Louis
               Vuitton SA................     1,327,182
     9,020   Northrop Grumman Corp. .....       498,355
    39,260   WPP Group plc...............       402,911
                                           ------------
                                              3,203,686
                                           ------------
Telecommunications (12.2%):
    79,770   Corning, Inc.*..............     1,325,777
    32,330   France Telecom SA...........       939,637
       307   KDDI Corp. .................     1,416,849
    24,510   QUALCOMM, Inc. .............       809,075
    56,160   SK Telecom Company, Ltd.,
               ADR.......................     1,145,664
    50,680   Tandberg ASA................       541,333
    50,195   Tele Norte Leste
               Participacoes SA..........       839,097

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Telecommunications, continued
 1,027,150   Telefonaktiebolaget LM
               Ericsson, Class B.........  $  3,282,331
 1,497,830   Vodafone Group plc..........     3,641,074
                                           ------------
                                             13,940,837
                                           ------------
Transportation (0.6%):
    11,690   Burlington Resources,
               Inc. .....................       645,756
                                           ------------
Travel/Entertainment (1.5%):
     8,900   Carnival Corp., Class A.....       485,495
    27,050   International Game
               Technology................       761,458
    88,487   Peninsular and Oriental
               Steam Navigation Co. .....       501,964
                                           ------------
                                              1,748,917
                                           ------------
  Total Common Stocks
    (Cost $100,286,749)                     108,503,991
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
DEPOSIT ACCOUNT (7.3%):
 8,381,922   NTRS London Deposit Account   $  8,381,922
                                           ------------
  Total Deposit Account
    (Cost $8,381,922)                         8,381,922
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (7.8%):
 8,977,219   Northern Trust Liquid
               Institutional Asset
               Portfolio                      8,977,219
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $8,977,219)                         8,977,219
                                           ------------
  Total Investments
    (Cost $117,645,890)(a)--110.2%          125,863,132
  Net Other Assets/(Liabilities)--(10.2)%   (11,669,120)
                                           ------------
  Net Assets--100.0%                       $114,194,012
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of a security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $10,301,117
    Unrealized depreciation...................   (2,140,598)
                                                -----------
    Net unrealized appreciation...............  $ 8,160,519
                                                ===========

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

   The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     41.6%
    United Kingdom............................     13.7%
    Japan.....................................      8.1%
    France....................................      6.7%
    Sweden....................................      5.1%
    Germany...................................      2.9%
    Canada....................................      2.6%
    Korea.....................................      2.4%
    Brazil....................................      2.3%
    Switzerland...............................      2.2%
    Netherlands...............................      2.1%
    Mexico....................................      1.7%
    Hong Kong.................................      1.6%
    Cayman Islands............................      1.5%
    Taiwan....................................      0.8%
    India.....................................      0.8%
    Australia.................................      0.6%
    Ireland...................................      0.6%
    Norway....................................      0.5%
    Singapore.................................      0.5%
    Italy.....................................      0.4%
    Finland...................................      0.4%
    Bermuda...................................      0.4%
    Portugal..................................      0.3%
    Spain.....................................      0.2%
                                                  ------
    Total.....................................    100.0%
                                                  ======

continued
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                              OPPENHEIMER
                                                              GLOBAL FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $117,645,890
                                                              ============
Investments, at value*......................................  $125,863,132
Foreign currency, at value(a)...............................       101,136
Dividends receivable........................................       189,503
Reclaim receivable..........................................         8,072
Prepaid expenses............................................           626
                                                              ------------
  Total Assets..............................................   126,162,469
                                                              ------------
LIABILITIES
Payable for investments purchased...........................     2,892,705
Payable for return of collateral received...................     8,977,219
Manager fees payable........................................        75,039
Distribution fees payable...................................        23,093
Other accrued liabilities...................................           401
                                                              ------------
  Total Liabilities.........................................    11,968,457
                                                              ------------
NET ASSETS..................................................  $114,194,012
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $105,157,950
  Undistributed net investment income/(loss)................       332,957
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................       487,031
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................     8,216,074
                                                              ------------
NET ASSETS..................................................  $114,194,012
                                                              ============
Shares of beneficial interest...............................     9,955,364
Net Asset Value (offering and redemption price per share)...  $      11.47
                                                              ============

------------

*    Includes securities on loan of $8,641,962.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ
                                                              OPPENHEIMER
                                                              GLOBAL FUND
                                                              -----------
INVESTMENT INCOME:
Dividends...................................................  $1,148,145
Income from securities lending..............................       4,264
Foreign withholding tax.....................................     (86,950)
                                                              ----------
     Total Investment Income................................   1,065,459
                                                              ----------
EXPENSES:
Manager fees................................................     432,272
Administration fees.........................................      23,932
Distribution fees...........................................     120,075
Custodian fees..............................................      95,676
Shareholder reports.........................................       8,488
Other expenses..............................................      26,126
                                                              ----------
     Total expenses before waivers/reimbursements...........     710,093
     Less expenses waived/reimbursed by the Manager.........     (13,656)
                                                              ----------
     Net Expenses...........................................     696,437
                                                              ----------
NET INVESTMENT INCOME/(LOSS)................................     369,022
                                                              ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................     174,785
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................    (626,655)
                                                              ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    (451,870)
                                                              ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $  (82,848)
                                                              ==========

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              USAZ OPPENHEIMER GLOBAL FUND
                                                              -----------------------------
                                                              PERIOD ENDED   MAY 3, 2004 TO
                                                                JUNE 30,      DECEMBER 31,
                                                                  2005          2004(A)
                                                              ------------   --------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................  $    369,022    $   (53,809)
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................       174,785        319,354
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................      (626,655)     8,842,729
                                                              ------------    -----------
  Change in net assets from operations......................       (82,848)     9,108,274
                                                              ------------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    37,140,226     70,691,029
  Cost of shares redeemed...................................    (1,499,749)    (1,162,920)
                                                              ------------    -----------
  Change in net assets from capital transactions............    35,640,477     69,528,109
                                                              ------------    -----------
  Change in net assets......................................    35,557,629     78,636,383
NET ASSETS:
  Beginning of period.......................................    78,636,383             --
                                                              ------------    -----------
  End of period.............................................  $114,194,012    $78,636,383
                                                              ============    ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................  $    332,957    $   (36,065)
                                                              ============    ===========
SHARE TRANSACTIONS:
  Shares issued.............................................     3,300,460      6,906,563
  Shares redeemed...........................................      (135,521)      (116,138)
                                                              ------------    -----------
  Change in shares..........................................     3,164,939      6,790,425
                                                              ============    ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED   MAY 3, 2004 TO
                                                        JUNE 30,        DECEMBER 31,
                                                          2005            2004(A)
                                                    ----------------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.58          $ 10.00
                                                        --------          -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.03            (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         (0.14)            1.59
                                                        --------          -------
  Total from Investment Activities................         (0.11)            1.58
                                                        --------          -------
NET ASSET VALUE, END OF PERIOD....................      $  11.47          $ 11.58
                                                        ========          =======
TOTAL RETURN*(b)..................................         (0.95)%          15.80%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $114,194          $78,636
Net Investment Income/(Loss)(c)...................          0.77%           (0.21)%
Expenses Before Waivers/Reimbursements**(c).......          1.48%            1.51%
Expenses Net of Waivers/Reimbursements(c).........          1.45%            1.45%
Portfolio Turnover Rate...........................         12.40%            9.61%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Oppenheimer Global Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Global Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Oppenheimer Global Fund................................  $8,977,219      $8,641,962

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc. ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer Global Fund................................     0.90%          1.45%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2007   12/31/2008
                                                                 ----------   ----------
   USAZ Oppenheimer Global Fund................................   $13,273      $13,656

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $2,976 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,524 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Oppenheimer Global Fund................................  $48,416,521   $11,073,950

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                              USAZ(R) OPPENHEIMER
                           INTERNATIONAL GROWTH FUND
                               SEMI ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statements of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                       Notes to the Financial Statements
                                     Page 10

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Oppenheimer International Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Oppenheimer International Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                              ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                 1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                              -------------   -------------   ----------------   ----------------
   USAZ Oppenheimer International Growth
     Fund...................................    $1,000.00        $981.10           $7.12               1.45%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Oppenheimer International Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                              ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                 1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                              -------------   -------------   ----------------   ----------------
   USAZ Oppenheimer International Growth
     Fund...................................    $1,000.00       $1,017.60          $7.25               1.45%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Oppenheimer International Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                     PERCENT OF
   USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND        NET ASSETS*
   ------------------------------------------        -----------
   Banking/Financial Services......................      14.4%
   Computers.......................................       4.3
   Electronics.....................................       4.6
   Health Care.....................................       3.1
   Manufacturing...................................      19.5
   Media...........................................       4.7
   Oil/Gas.........................................       6.1
   Pharmaceuticals.................................       8.3
   Real Estate.....................................       2.4
   Retail/Wholesale................................       7.7
   Services........................................       5.1
   Telecommunications..............................       8.1
   Travel/Entertainment............................       2.2
   Short-Term Investments..........................      16.8
                                                        -----
                                                        107.3%
                                                        =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)


                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (90.5%):
Banking/Financial Services (14.4%):
    39,410   3I Group plc.................  $   477,560
     3,900   ABN AMRO Holding NV..........       95,804
    92,878   Amp, Ltd. ...................      454,738
    71,512   Anglo Irish Bank Corp. plc...      884,871
     5,170   Bayerische Hypo- und
               Vereinsbank AG*............      134,454
    88,310   Collins Stewart Tullett
               plc........................      703,860
    11,002   Commerzbank AG...............      238,626
     5,817   Credit Suisse Group..........      228,218
    23,800   ICICI Bank, Ltd., ADR(+).....      520,030
    78,000   Joyo Bank, Ltd. .............      381,438
    16,100   Mediobanca SPA...............      300,858
       113   Mitsubishi Tokyo Financial
               Group, Inc.(+).............      954,129
     6,733   MLP AG.......................      126,191
     6,600   National Australia Bank,
               Ltd.(+)....................      154,099
    31,999   Royal Bank of Scotland Group
               plc........................      964,011
    24,400   Skandia Forsakrings AB.......      133,902
    5,300S   Societe Generale.............      537,078
     2,969   UBS AG, Registered Shares....      231,058
                                            -----------
                                              7,520,925
                                            -----------
Computers (4.3%):
    45,669   Autonomy Corp. plc*..........      189,470
     5,420   Business Objects SA*.........      143,159
    11,600   Canon, Inc. .................      607,764
    10,200   Infosys Technologies, Ltd.,
               ADR........................      790,194
     9,626   Logitech International SA*...      308,644
     3,200   SQUARE ENIX Company, Ltd. ...       97,516
     2,690   UbiSoft Entertainment SA*....      134,300
                                            -----------
                                              2,271,047
                                            -----------
Electronics (4.6%):
    47,300   Art Advanced Research
               Technologies, Inc.*........       37,074
    19,400   ASM International NV*(+).....      308,460
    43,880   Electrocomponents plc........      188,337
     1,800   Keyence Corp. ...............      400,824
    10,300   Koninklijke (Royal) Philips
               Electronics NV.............      259,114
    33,000   Nippon Electric Glass
               Company, Ltd. .............      494,526
    10,800   Omron Corp. .................      238,003
       481   Samsung Electronics Company,
               Ltd. ......................      227,905
     6,900   Sony Corp. ..................      237,679
                                            -----------
                                              2,391,922
                                            -----------
Health Care (3.1%):
    19,800   Alleanza Assicurazioni
               SPA(+).....................      214,721
    26,900   Luxottica Group SPA..........      556,521
    34,200   Ortivus AB, Class B*.........      121,224
     2,050   Synthes, Inc. ...............      224,649
    10,100   William Demant Holding
               A\S*(+)....................      501,972
                                            -----------
                                              1,619,087
                                            -----------


                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Manufacturing (19.5%):
    17,216   Aalberts Industries NV(+)....  $   787,826
    37,960   ABB, Ltd.*...................      247,348
    28,740   Cadbury Schweppes plc........      273,699
    20,700   Compania Vale do Rio Doce,
               ADR........................      525,780
    11,814   Continental AG...............      849,790
   108,000   Empresa Brasileira de
               Aeronautica SA.............      889,031
     5,490   Essilor International SA.....      374,131
    47,878   Foster's Group, Ltd. ........      193,401
     4,853   Honda Motor Company, Ltd. ...      238,794
     3,600   HOYA Corp. ..................      413,675
     4,521   Hyundai Heavy Industries
               Company, Ltd. .............      225,911
    10,000   Konica Minolta Holdings,
               Inc. ......................       92,881
     5,510   L'Oreal SA...................      395,388
    17,523   Neomax Company, Ltd. ........      385,148
     4,100   Nidec Corp. .................      431,858
     3,550   Pernod-Ricard SA(+)..........      566,562
       386   Porsche AG...................      289,422
    12,260   Rio Tinto plc................      373,424
     1,902   SEB SA.......................      197,818
     6,293   Siemens AG...................      458,132
       450   Sika AG......................      280,459
     5,400   Takeda Chemical Industries,
               Ltd. ......................      267,059
    13,700   Terumo Corp. ................      393,627
    12,900   Toyota Motor Corp. ..........      461,331
    27,180   Unilever plc.................      261,340
    18,000   Ushio, Inc. .................      319,021
                                            -----------
                                             10,192,856
                                            -----------
Media (4.7%):
     9,540   British Sky Broadcasting
               Group plc..................       89,943
     5,889   Gestevision Telecinco SA.....      137,343
     6,600   Grupo Televisa SA............      409,794
     5,111   GS Home Shopping, Inc. ......      367,255
    30,500   Mediaset SPA.................      359,078
     7,600   News Corp., Class B(+).......      128,675
    12,206   Publishing & Broadcasting,
               Ltd. ......................      137,530
     8,160   Societe Television Francaise
               1..........................      216,218
     2,300   Sogecable SA*................       81,592
    11,010   Vivendi Universal SA.........      344,934
        86   Yahoo! Japan Corp. ..........      179,682
                                            -----------
                                              2,452,044
                                            -----------
Oil/Gas (6.1%):
    42,520   BG Group plc.................      348,605
    10,300   BP plc, ADR..................      642,514
    18,500   Fortum Oyj...................      296,789
     4,000   Neste Oil OYJ*...............      103,632

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)


                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Oil/Gas, continued
    18,730   Technip SA...................  $   871,240
     3,460   Total SA, Class B............      810,607
     3,700   Tsakos Energy Navigation,
               Ltd. ......................      143,449
                                            -----------
                                              3,216,836
                                            -----------
Pharmaceuticals (8.3%):
     5,200   Astella Pharma, Inc. ........      177,505
     2,010   AstraZeneca plc..............       83,094
     6,590   GlaxoSmithKline plc..........      159,066
     4,600   H. Lundbeck A/S..............      115,863
    11,000   Neurosearch A/S*(+)..........      517,197
    64,060   NicOx SA*....................      296,708
   304,400   Novogen, Ltd.*(+)............    1,090,537
     4,014   Roche Holding AG.............      506,203
     8,146   Sanofi-Aventis, ADR..........      667,179
     3,515   Schering AG..................      215,862
     9,000   Shionogi & Company, Ltd. ....      115,551
   163,200   SkyePharma plc*..............      161,556
     7,000   Teva Pharmaceutical
               Industries, Ltd., ADR(+)...      217,980
                                            -----------
                                              4,324,301
                                            -----------
Real Estate (2.4%):
    62,800   Solidere, GDR*(+)............      803,212
    41,000   Sumitomo Realty & Development
               Company, Ltd. .............      456,884
                                            -----------
                                              1,260,096
                                            -----------
Retail/Wholesale (7.7%):
    30,202   Bunzl plc....................      282,150
     1,920   Carrefour SA.................       92,690
     8,267   Compagnie Finaciere Richemont
               AG, Class A................      277,105
    42,700   Dixons Group plc.............      119,792
    18,760   Filtrona plc*................       81,711
    14,060   GUS plc......................      221,125
    12,650   Heineken NV..................      389,880
    23,800   Hennes & Mauritz AB, Class
               B..........................      835,980
     5,000   Industria de Diseno Textil
               SA.........................      128,463
     1,039   Nestle SA....................      265,529
    16,250   Next plc.....................      437,838
    33,134   Nufarm, Ltd. ................      267,497
       526   Puma Rudolf Dassler Sport
               AG.........................      130,014
     2,386   Syngenta AG..................      244,389
    34,270   William Morrison Supermarkets
               plc........................      113,741
    12,329   Woolworths, Ltd.(+)..........      154,248
                                            -----------
                                              4,042,152
                                            -----------
Services (5.1%):
   104,930   BTG plc*.....................      308,047
    63,580   Capita Group plc.............      417,837
     7,664   Daito Trust Construction
               Company, Ltd. .............      286,211
     5,600   Impala Platinum Holdings,
               Ltd. ......................      501,062
     3,375   Koninklijke Boskalis
               Westminster NV.............      131,536
    26,310   Leighton Holdings, Ltd.(+)...      229,050
     1,790   LVMH Moet Hennessy Louis
               Vuitton SA.................      137,879
     9,800   Prosegur, Compania de
               Seguridad SA...............      206,697
     3,600   Randstad Holding NV..........      123,940
     4,120   Vinci SA.....................      342,871
                                            -----------
                                              2,685,130
                                            -----------


                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Telecommunications (8.1%):
       114   KDDI Corp. ..................  $   526,127
    24,100   Nokia Oyj....................      401,235
     6,300   SK Telecom Company, Ltd.,
               ADR........................      128,520
    63,700   Tandberg ASA(+)..............      680,404
   354,200   Telefonaktiebolaget LM
               Ericsson, Class B..........    1,131,871
     4,165   United Internet AG,
               Registered Shares..........      118,084
   505,590   Vodafone Group plc...........    1,229,038
                                            -----------
                                              4,215,279
                                            -----------
Travel/Entertainment (2.2%):
     7,800   Carnival Corp., Class A......      425,490
    88,315   easyJet plc*.................      385,651
    35,840   William Hill plc.............      345,003
                                            -----------
                                              1,156,144
                                            -----------
  Total Common Stocks
    (Cost $44,049,255)                       47,347,819
                                            -----------
DEPOSIT ACCOUNT (9.1%):
 4,786,512   NTRS London Deposit
               Account....................    4,786,512
                                            -----------
  Total Deposit Account
    (Cost $4,786,512)                         4,786,512
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (7.7%):
 4,050,119   Northern Trust Liquid
               Institutional Asset
               Portfolio..................    4,050,119
                                            -----------
  Total Collateral for Securities on Loan
    (Cost $4,050,119)                         4,050,119
                                            -----------
  Total Investments
    (Cost $52,885,886)(a)--107.3%            56,184,450
  Net Other Assets/(Liabilities)--(7.3)%     (3,824,161)
                                            -----------
  Net Assets--100.0%                        $52,360,289
                                            ===========

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

------------

*  Non-income producing security.

(+)   All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

   Unrealized appreciation...................  $ 4,241,594
   Unrealized depreciation...................   (1,186,588)
                                               -----------
   Net unrealized appreciation...............  $ 3,055,006
                                               ===========

   The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United Kingdom............................     16.9%
    Japan.....................................     15.7%
    France....................................     11.8%
    United States.............................     10.5%
    Switzerland...............................      5.4%
    Australia.................................      5.1%
    Germany...................................      4.9%
    Sweden....................................      4.3%
    Netherlands...............................      4.0%
    Italy.....................................      2.8%
    Brazil....................................      2.7%
    India.....................................      2.5%
    Denmark...................................      2.2%
    Korea.....................................      1.8%
    Ireland...................................      1.7%
    Finland...................................      1.5%
    Latvia....................................      1.5%
    Norway....................................      1.3%
    Spain.....................................      1.1%
    South Africa..............................      1.0%
    Mexico....................................      0.8%
    Israel....................................      0.4%
    Canada....................................      0.1%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                               OPPENHEIMER
                                                              INTERNATIONAL
                                                               GROWTH FUND
                                                              -------------
ASSETS
Investments, at cost........................................   $52,885,886
                                                               ===========
Investments, at value*......................................   $56,184,450
Foreign currency, at value (cost $51,492)...................        51,263
Interest and dividends receivable...........................        73,110
Receivable for investments sold.............................       312,750
Reclaims receivable.........................................         9,800
Prepaid expenses............................................           283
                                                               -----------
  Total Assets..............................................    56,631,656
                                                               -----------
LIABILITIES
Payable for investments purchased...........................       136,302
Payable for return of collateral received...................     4,050,119
Manager fees payable........................................        32,358
Distribution fees payable...................................        10,371
Other accrued liabilities...................................        42,217
                                                               -----------
  Total Liabilities.........................................     4,271,367
                                                               -----------
NET ASSETS..................................................   $52,360,289
                                                               ===========
NET ASSETS CONSIST OF:
  Capital...................................................   $46,691,959
  Undistributed net investment income/(loss)................       199,967
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................     2,171,313
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................     3,297,050
                                                               -----------
NET ASSETS..................................................   $52,360,289
                                                               ===========
Shares of beneficial interest...............................     4,042,132
Net Asset Value (offering and redemption price per share)...   $     12.97
                                                               ===========

------------

*    Includes securities on loan of $3,854,112.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                               OPPENHEIMER
                                                              INTERNATIONAL
                                                               GROWTH FUND
                                                              -------------
INVESTMENT INCOME:
Dividends...................................................   $   583,368
Foreign tax withholding.....................................       (73,118)
Income from securities lending..............................         8,722
                                                               -----------
     Total Investment Income................................       518,972
                                                               -----------
EXPENSES:
Manager fees................................................       192,388
Administration fees.........................................        17,838
Distribution fees...........................................        55,001
Fund accounting fees........................................         5,506
Custodian fees..............................................        53,212
Other expenses..............................................        19,333
                                                               -----------
     Total expenses before waivers/reimbursements...........       343,278
     Less expenses waived/reimbursed by the Manager.........       (24,273)
                                                               -----------
     Net Expenses...........................................       319,005
                                                               -----------
NET INVESTMENT INCOME/(LOSS)................................       199,967
                                                               -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................        67,531
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................    (1,067,505)
                                                               -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      (999,974)
                                                               -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $  (800,007)
                                                               ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              USAZ OPPENHEIMER INTERNATIONAL
                                                                        GROWTH FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005             2004
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   199,967      $    50,914
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................         67,531        2,259,429
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................     (1,067,505)       2,126,133
                                                                -----------      -----------
  Change in net assets from operations:.....................       (800,007)       4,436,476
                                                                -----------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................             --          (85,772)
                                                                -----------      -----------
  Change in net assets resulting from dividends to
     shareholders...........................................             --          (85,772)
                                                                -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     17,249,099       21,519,952
  Proceeds from dividends reinvested........................             --           85,772
  Cost of shares redeemed...................................     (2,138,164)      (2,566,988)
                                                                -----------      -----------
  Change due to capital contributions.......................     15,110,935       19,038,736
                                                                -----------      -----------
  Change in net assets......................................     14,310,928       23,389,440
NET ASSETS:
  Beginning of period.......................................     38,049,361       14,659,921
                                                                -----------      -----------
  End of period.............................................    $52,360,289      $38,049,361
                                                                ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   199,967      $        --
                                                                ===========      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      1,324,910        1,835,624
  Dividends reinvested......................................             --            7,394
  Shares redeemed...........................................       (164,908)        (227,814)
                                                                -----------      -----------
  Change in shares..........................................      1,160,002        1,615,204
                                                                ===========      ===========

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,     NOVEMBER 5, 2001 TO
                                                        JUNE 30,       --------------------------      DECEMBER 31,
                                                          2005          2004      2003      2002          2001(A)
                                                    ----------------   -------   -------   ------   -------------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $ 13.20        $ 11.57   $  8.75   $10.25         $10.00
                                                        -------        -------   -------   ------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         0.03           0.04      0.12     0.09          (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        (0.26)          1.63      2.81    (1.50)          0.26
                                                        -------        -------   -------   ------         ------
  Total from Investment Activities................        (0.23)          1.67      2.93    (1.41)          0.25
                                                        -------        -------   -------   ------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................           --          (0.04)    (0.10)   (0.09)            --
  Net Realized Gains..............................           --             --     (0.01)      --             --
                                                        -------        -------   -------   ------         ------
  Total Dividends.................................           --          (0.04)    (0.11)   (0.09)            --
                                                        -------        -------   -------   ------         ------
NET ASSET VALUE, END OF PERIOD....................      $ 12.97        $ 13.20   $ 11.57   $ 8.75         $10.25
                                                        =======        =======   =======   ======         ======
TOTAL RETURN*(b)..................................        (1.89)%        14.48%    33.77%  (13.90)%         2.50%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $52,360        $38,049   $14,660   $6,395         $5,324
Net Investment Income/(Loss)(c)...................         0.91%          0.21%     1.05%    0.91%         (0.52)%
Expenses Before Waivers/ Reimbursements**(c)......         1.56%          1.77%     1.91%    3.36%          3.56%
Expenses Net of Waivers/ Reimbursements(c)........         1.45%          1.40%     1.25%    1.25%          1.25%
Portfolio Turnover Rate...........................        15.75%         95.05%(d)    9.22%   5.19%         0.00%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) On March 8, 2004, the USAZ Templeton Developed Markets Fund became the USAZ Oppenheimer International Growth Fund.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Oppenheimer International Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer International Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Oppenheimer International Growth Fund..................  $4,050,119      $3,854,112

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc. ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  The Manager fees of the fund are based on a tiered structure for various net assets levels as follows: the first $50 million at 0.875%, the next $150 million at 0.715%, the next $300 million at 0.625%, and over $500 million at 0.60%. The annual expense limit of the Fund is 1.45%.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                           EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                          12/31/2005   12/31/2006   12/31/2007   12/31/2008
                                                          ----------   ----------   ----------   ----------
   USAZ Oppenheimer International Growth Fund...........   $118,448     $59,406      $92,043      $24,273

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $1,435 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,789 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ Oppenheimer International Growth Fund..................  $19,270,559   $6,479,035

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) OPPENHEIMER
                                MAIN STREET FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 10

                             Statement of Operations
                                     Page 11

                       Statement of Changes in Net Assets
                                     Page 12

                              Financial Highlights
                                     Page 13

                        Notes to the Financial Statements
                                     Page 14

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Oppenheimer Main Street Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Oppenheimer Main Street Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Oppenheimer Main Street Fund......    $1,000.00        $993.50           $5.93               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Oppenheimer Main Street Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Oppenheimer Main Street Fund......    $1,000.00       $1,018.84          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Oppenheimer Main Street Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ OPPENHEIMER MAIN STREET FUND           NET ASSETS*
   ---------------------------------           ------------
   Advertising...............................       0.0%
   Aerospace/Defense.........................       0.6
   Airlines..................................       1.2
   Banking/Financial Services................      23.1
   Beverages.................................       2.2
   Chemicals.................................       0.1
   Computers.................................       8.9
   Construction..............................       0.7
   E-Commerce................................       0.2
   Educational Services......................       0.0
   Electronics...............................       3.4
   Food......................................       0.2
   Health Care...............................       8.7
   Insurance.................................       0.6
   Manufacturing.............................       9.1
   Media.....................................       1.6
   Oil/Gas...................................      11.7
   Pharmaceuticals...........................       5.5
   Retail/Wholesale..........................       8.1
   Services..................................       3.3
   Telecommunications........................       4.0
   Transportation............................       1.3
   Travel/Entertainment......................       0.8
   Utilities.................................       2.9
   Investment Company........................       0.5
   Short-Term Investments....................       2.8
                                                  -----
                                                  101.5%
                                                  =====

   * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (98.2%):
Advertising (0.0%):
       100   Getty Images, Inc.*(+).......  $     7,426
                                            -----------
Aerospace/Defense (0.6%):
       800   Goodrich Corp. ..............       32,768
     5,100   Lockheed Martin Corp. .......      330,837
     4,400   Raytheon Co. ................      172,128
                                            -----------
                                                535,733
                                            -----------
Airlines (1.2%):
       400   Alaska Air Group, Inc.*......       11,900
     7,200   Boeing Co. ..................      475,200
    10,200   United Technologies Corp. ...      523,770
                                            -----------
                                              1,010,870
                                            -----------
Banking/Financial Services (23.1%):
     2,600   ACE, Ltd. ...................      116,610
       100   Affiliated Managers Group,
               Inc.*(+)...................        6,833
     1,600   AFLAC, Inc. .................       69,248
     8,600   Allstate Corp. ..............      513,850
     1,200   American Capital Strategies,
               Ltd. ......................       43,332
     9,200   American Express Co. ........      489,716
    17,900   American International Group,
               Inc. ......................    1,039,990
     1,900   AmeriCredit Corp.*...........       48,450
     1,400   AmSouth Bancorporation.......       36,400
       500   Aon Corp. ...................       12,520
     1,100   Astoria Financial Corp. .....       31,317
    40,100   Bank of America Corp. .......    1,828,961
     9,000   Bank of New York Company,
               Inc. ......................      259,020
     4,200   BB&T Corp. ..................      167,874
     2,700   Bear Stearns Companies,
               Inc. ......................      280,638
     3,100   Capital One Financial
               Corp. .....................      248,031
    20,800   Charles Schwab Corp. ........      234,624
     3,300   Chubb Corp. .................      282,513
     2,800   CIGNA Corp. .................      299,684
       120   Cincinnati Financial
               Corp. .....................        4,747
     1,400   CIT Group, Inc. .............       60,158
    46,300   Citigroup, Inc. .............    2,140,448
     2,400   Comerica, Inc. ..............      138,720
       400   Compass Bancshares, Inc. ....       18,000
     5,500   Countrywide Credit
               Industries, Inc. ..........      212,355
       200   Downey Financial Corp. ......       14,640
     1,300   Equifax, Inc. ...............       46,423
     9,300   Fannie Mae...................      543,120
     1,500   Fidelity National
               Financial..................       53,535
     2,200   Fifth Third Bancorp..........       90,662
     1,200   First American Financial
               Corp. .....................       48,168
     3,000   Franklin Resources, Inc. ....      230,940
     5,800   Freddie Mac..................      378,334
       600   Fremont General Corp.(+).....       14,598
       500   GATX Corp.(+)................       17,250
     1,800   Golden West Financial
               Corp. .....................      115,884
     2,400   Goldman Sachs Group, Inc. ...      244,848

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Banking/Financial Services, continued
     4,200   Hartford Financial Services
               Group, Inc. ...............      314,076
       900   Hibernia Corp., Class A......       29,862
     1,100   IndyMac Bancorp, Inc. .......       44,803
    29,884   JPMorgan Chase & Co. ........    1,055,503
     7,700   KeyCorp......................      255,255
       500   LandAmerica Financial Group,
               Inc. ......................       29,685
        50   Legg Mason, Inc. ............        5,206
     4,100   Lehman Brothers Holdings,
               Inc. ......................      407,048
     2,000   M&T Bank Corp. ..............      210,320
     2,200   Marshall & Ilsley Corp. .....       97,790
       300   MBIA, Inc. ..................       17,793
     9,200   MBNA Corp. ..................      240,672
       800   Mellon Financial Corp. ......       22,952
    11,300   Merrill Lynch & Company,
               Inc. ......................      621,613
     6,600   MetLife, Inc. ...............      296,604
       100   MGIC Investment Corp. .......        6,522
     2,200   Moody's Corp. ...............       98,912
    15,100   Morgan Stanley...............      792,297
     7,100   National City Corp. .........      242,252
     1,000   Northern Trust Corp. ........       45,590
       300   PMI Group, Inc. .............       11,694
     3,900   PNC Financial Services
               Group......................      212,394
     6,100   Principal Financial Group,
               Inc. ......................      255,590
     2,300   Progressive Corp. ...........      227,263
       400   Protective Life Corp. .......       16,888
       900   Providian Financial
               Corp.*(+)..................       15,867
     3,900   Regions Financial Corp. .....      132,132
       300   Reinsurance Group of America,
               Inc.(+) ...................       13,953
     1,200   SAFECO Corp. ................       65,208
     3,100   SLM Corp. ...................      157,480
     4,500   St. Paul Companies, Inc. ....      177,885
       400   StanCorp Financial Group,
               Inc. ......................       30,632
     4,600   SunTrust Banks, Inc. ........      332,304
       300   SVB Financial Group*(+)......       14,370
       100   Torchmark Corp. .............        5,220
       329   Toronto-Dominion Bank(+).....       14,677
    25,600   U.S. Bancorp.................      747,520
     1,100   UnionBanCal Corp. ...........       73,612
    18,500   Wachovia Corp. ..............      917,600
     8,500   Washington Mutual, Inc. .....      345,865
    15,200   Wells Fargo & Co. ...........      936,016
       700   Zions Bancorp................       51,471
                                            -----------
                                             19,972,837
                                            -----------
Beverages (2.2%):
     3,000   Anheuser-Busch Companies,
               Inc. ......................  $   137,250
    18,400   Coca-Cola Co. ...............      768,200
     1,800   Pepsi Bottling Group,
               Inc. ......................       51,498
       600   Pepsiamericas, Inc. .........       15,396

continued
                                                                               3

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Beverages, continued
    17,100   PepsiCo, Inc. ...............  $   922,203
       100   Starbucks Corp.*.............        5,166
                                            -----------
                                              1,899,713
                                            -----------
Chemicals (0.1%):
     2,100   Air Products and Chemical,
               Inc. ......................      126,630
                                            -----------
Computers (8.9%):
       300   Adobe Systems, Inc. .........        8,586
    10,900   Apple Computer, Inc.*........      401,229
     1,100   Autodesk, Inc. ..............       37,807
     4,800   Brocade Communications
               Systems, Inc.*(+)..........       18,624
    57,400   Cisco Systems, Inc.*.........    1,096,914
    30,000   Dell, Inc.*..................    1,185,300
     2,600   Earthlink, Inc.*.............       22,516
    13,300   EMC Corp.*...................      182,343
       100   Global Payments, Inc.(+).....        6,780
    16,300   Hewlett-Packard Co. .........      383,213
       100   Hutchinson Technology,
               Inc.*(+)...................        3,851
    15,700   International Business
               Machines Corp. ............    1,164,940
       800   Internet Security Systems,
               Inc.*......................       16,232
     1,300   McAfee, Inc.*................       34,034
    86,100   Microsoft Corp. .............    2,138,724
     1,800   NCR Corp.*...................       63,216
       100   NVIDIA Corp.*................        2,672
    53,700   Oracle Corp.*................      708,840
     1,100   Storage Technology Corp.*....       39,919
    14,900   Sun Microsystems, Inc.*......       55,577
     1,500   United Online, Inc.(+).......       16,290
     2,100   Veritas Software Corp.*......       51,240
       400   Websense, Inc.*..............       19,220
     3,300   Western Digital Corp.*.......       44,286
                                            -----------
                                              7,702,353
                                            -----------
Construction (0.7%):
     4,666   D. R. Horton, Inc. ..........      175,488
     1,000   KB HOME......................       76,230
       100   Lafarge North America,
               Inc. ......................        6,244
     1,200   Louisiana-Pacific Corp. .....       29,496
       200   M.D.C. Holdings, Inc. .......       16,450
       400   Martin Marietta Materials,
               Inc. ......................       27,648
       100   NVR, Inc.*...................       81,000
       400   Pulte Homes, Inc. ...........       33,700
       700   Ryland Group, Inc. ..........       53,109
       200   Standard Pacific Corp. ......       17,590
       200   Toll Brothers, Inc.*.........       20,310
       600   USG Corp.*...................       25,500
       100   Vulcan Materials Co. ........        6,499
       300   Washington Group
               International, Inc.*(+)....       15,336
                                            -----------
                                                584,600
                                            -----------

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
E-Commerce (0.2%):
     1,900   eBay, Inc.*..................  $    62,719
     3,700   Yahoo!, Inc.*................      128,205
                                            -----------
                                                190,924
                                            -----------
Educational services (0.0%):
       500   Apollo Group, Inc.*..........       39,110
                                            -----------
Electronics (3.4%):
     1,300   Agilent Technologies,
               Inc.*......................       29,926
     1,400   Amphenol Corp., Class A......       56,238
       100   Analog Devices, Inc. ........        3,731
     6,300   Applied Materials, Inc. .....      101,934
       100   ATMI, Inc.*(+)...............        2,901
       100   Broadcom Corp., Class A*.....        3,551
     1,000   Cadence Design Systems,
               Inc.*......................       13,660
       200   Cymer, Inc.*.................        5,270
     5,400   Electronic Data Systems
               Corp. .....................      103,950
       600   Engelhard Corp. .............       17,130
       960   Freescale Semiconductor,
               Inc., Class B*.............       20,333
     1,800   Integrated Device Technology,
               Inc.*(+)...................       19,350
    72,100   Intel Corp. .................    1,878,926
     1,100   Jabil Circuit, Inc.*.........       33,803
       300   Lam Research Corp.*..........        8,682
       700   Linear Technology Corp. .....       25,683
       600   Micrel, Inc.*................        6,912
     1,400   National Semiconductor
               Corp. .....................       30,842
     1,000   OmniVision Technologies,
               Inc.*(+)...................       13,590
       300   Photronics, Inc.*(+).........        7,002
       900   Rockwell Collins, Inc. ......       42,912
     2,300   Synopsys, Inc.*..............       38,341
    17,000   Texas Instruments, Inc. .....      477,190
       200   Thomas & Betts Corp.*........        5,648
       600   Varian Semiconductor
               Equipment Associates,
               Inc.*(+)...................       22,200
                                            -----------
                                              2,969,705
                                            -----------
Food (0.2%):
       700   Campbell Soup Co.(+).........       21,539
       700   Chiquita Brands
               International, Inc. .......       19,222
       400   CKE Restaurants, Inc. .......        5,568
       300   Dean Foods Co.*..............       10,572
     2,200   General Mills, Inc. .........      102,938
        60   TreeHouse Foods, Inc.*.......        1,711
                                            -----------
                                                161,550
                                            -----------
Health Care (8.7%):
    12,900   Abbott Laboratories..........      632,229
         1   Advanced Medical Optics,
               Inc.*......................           24
     2,900   Aetna, Inc. .................      240,178
       500   American Healthways,
               Inc.*(+)...................       21,135

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Health Care, continued
     1,800   Applera Corp. - Applied
               Biosystems Group...........  $    35,406
     5,400   Baxter International,
               Inc. ......................      200,340
     4,600   Becton, Dickinson & Co. .....      241,362
       300   Beverly Enterprises,
               Inc.*(+)...................        3,822
     3,600   Boston Scientific Corp.*.....       97,200
     1,500   Cardinal Health, Inc. .......       86,370
       300   Community Health Systems,
               Inc.*(+)...................       11,337
       200   Edwards Lifesciences
               Corp.*(+)..................        8,604
       800   Express Scripts, Inc.*.......       39,984
       300   Genesis HealthCare
               Corp.*(+)..................       13,884
     1,800   Guidant Corp. ...............      121,140
       200   Haemonetics Corp.*(+)........        8,128
     5,600   HCA, Inc. ...................      317,352
       600   Health Net, Inc.*............       22,896
     1,500   Humana, Inc.*................       59,610
       300   Invitrogen Corp.*(+).........       24,987
    29,000   Johnson & Johnson............    1,885,000
     2,600   Kimberly-Clark Corp. ........      162,734
       500   Kindred Healthcare,
               Inc.*(+)...................       19,805
       400   LCA Vision, Inc. ............       19,384
       700   Lincare Holdings, Inc.*......       28,588
     5,500   McKesson Corp. ..............      246,345
     9,500   Medtronic, Inc. .............      492,005
       600   PacifiCare Health Systems,
               Inc.*......................       42,870
       200   Pediatrix Medical Group,
               Inc.*......................       14,708
    18,300   Procter & Gamble Co. ........      965,325
     3,400   Quest Diagnostics, Inc. .....      181,118
       600   Sierra Health Services,
               Inc.*......................       42,876
       200   Sunrise Senior Living,
               Inc.*(+)...................       10,796
       500   Triad Hospitals, Inc.*.......       27,320
    16,100   UnitedHealth Group, Inc. ....      839,454
       300   Universal Health Services,
               Inc., Class B(+)...........       18,654
       400   Wellchoice, Inc.*............       27,788
     5,000   Wellpoint, Inc.*.............      348,200
                                            -----------
                                              7,558,958
                                            -----------
Insurance (0.6%):
       800   Amerus Group Co.(+)..........       38,440
       900   Assurant, Inc. ..............       32,490
       600   HCC Insurance Holdings,
               Inc. ......................       22,722
       600   Jefferson-Pilot Corp. .......       30,252
     2,400   Marsh & McLennan Companies,
               Inc. ......................       66,480
       600   Old Republic International
               Corp. .....................       15,174
       100   PartnerRe, Ltd. .............        6,442
     3,100   Prudential Financial,
               Inc. ......................      203,546
       200   W.R. Berkley Corp. ..........        7,136
     1,000   XL Capital, Ltd., Class A....       74,420
                                            -----------
                                                497,102
                                            -----------

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Manufacturing (9.1%):
     9,300   3M Co. ......................  $   672,390
     1,100   Alcoa, Inc. .................       28,743
     3,900   American Standard Companies,
               Inc. ......................      163,488
    13,500   Archer-Daniels-Midland
               Co. .......................      288,630
       800   Autoliv, Inc. ...............       35,040
       300   Black & Decker Corp. ........       26,955
       400   Carpenter Technology
               Corp. .....................       20,720
     3,500   Caterpillar, Inc. ...........      333,585
     4,000   Coach, Inc.*.................      134,280
       100   Commercial Metals Co.(+).....        2,382
       100   Cooper Industries, Ltd.,
               Class A....................        6,390
     1,200   Crown Holdings, Inc.*........       17,076
       700   Deere & Co. .................       45,843
       300   Eagle Materials, Inc. .......       27,147
       100   Eagle Materials, Inc., Class
               A(+).......................        9,259
     1,000   Eastman Chemical Co. ........       55,150
       300   Flowserve Corp.*(+)..........        9,078
       600   FMC Corp.*...................       33,684
    21,600   Ford Motor Co. ..............      221,184
     1,600   General Dynamics Corp. ......      175,264
    81,400   General Electric Co. ........    2,820,510
       400   Georgia-Pacific Corp. .......       12,720
    13,900   Gillette Co. ................      703,757
     2,000   Goodyear Tire & Rubber
               Co.*(+)....................       29,800
     3,000   Hershey Foods Corp. .........      186,300
     4,000   Honeywell International,
               Inc. ......................      146,520
     2,200   Ingersoll Rand Co. ..........      156,970
       600   International Paper Co. .....       18,126
       100   ITT Industries, Inc. ........        9,763
       500   Joy Global, Inc. ............       16,795
       200   Kellogg Co. .................        8,888
     6,400   Masco Corp. .................      203,264
       200   Mueller Industries, Inc. ....        5,420
       500   Nautilus Group, Inc.(+)......       14,250
     1,000   Nike, Inc., Class B..........       86,600
     1,000   Nucor Corp.(+)...............       45,620
     2,200   Owens-Illinois, Inc.*........       55,110
     2,100   PACCAR, Inc. ................      142,800
       700   Phelps Dodge Corp. ..........       64,750
       300   Potlatch Corp.(+)............       15,699
     3,200   PPG Industries, Inc. ........      200,832
     1,000   Praxair, Inc. ...............       46,600
       600   Precision Castparts Corp. ...       46,740
       300   Quanex Corp. ................       15,903
     2,100   Reynolds American, Inc. .....      165,480
     1,100   Rockwell Automation, Inc. ...       53,581
     4,000   Rohm and Haas Co. ...........      185,360
     4,200   Sara Lee Corp. ..............       83,202
       500   Terex Corp.*.................       19,700
       900   Toro Co. ....................       34,749

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Manufacturing, continued
       400   Tupperware Corp.(+)..........  $     9,348
       100   Valspar Corp.(+).............        4,829
                                            -----------
                                              7,916,274
                                            -----------
Media (1.6%):
       100   Arbitron, Inc. ..............        4,290
    10,500   Comcast Corp., Class A*......      322,350
       500   Gannett Company, Inc. .......       35,565
     2,700   Liberty Media Corp., Class
               A*.........................       27,513
     4,400   McGraw-Hill Companies,
               Inc. ......................      194,700
     3,500   News Corp., Class A..........       56,630
       300   Pixar*.......................       15,015
       100   R.H. Donnelley Corp.*........        6,198
    26,200   Time Warner, Inc.*...........      437,802
     8,165   Viacom, Inc., Class B........      261,443
                                            -----------
                                              1,361,506
                                            -----------
Oil/Gas (11.7%):
       700   Amerada Hess Corp. ..........       74,557
     4,200   Anadarko Petroleum Corp. ....      345,030
     3,900   Apache Corp. ................      251,940
     1,000   Atmos Energy Corp. ..........       28,800
       500   Baker Hughes, Inc. ..........       25,580
       700   Cal Dive International,
               Inc.*......................       36,659
     4,800   Canadian Natural Resources,
               Ltd. ......................      174,004
     2,600   Chesapeake Energy Corp. .....       59,280
    23,700   Chevron Corp. ...............    1,325,304
       500   Comstock Resources,
               Inc.*(+)...................       12,645
    14,300   ConocoPhillips...............      822,107
     7,600   Devon Energy Corp. ..........      385,168
       600   Diamond Offshore Drilling,
               Inc. ......................       32,058
     4,300   EOG Resources, Inc. .........      244,240
    62,200   Exxon Mobil Corp. ...........    3,574,634
       800   Frontier Oil Corp. ..........       23,480
       500   Halliburton Co. .............       23,910
       700   Helmerich & Payne, Inc. .....       32,844
       300   Holly Corp.(+)...............       14,001
       200   Houston Exploration Co.*.....       10,610
     2,626   Kerr-McGee Corp. ............      200,390
     1,300   Kinder Morgan, Inc. .........      108,160
     5,400   Marathon Oil Corp. ..........      288,198
     1,000   Newfield Exploration Co.*....       39,890
       300   Noble Energy, Inc. ..........       22,695
     4,800   Occidental Petroleum
               Corp. .....................      369,264
       600   ONEOK, Inc. .................       19,590
     9,700   Paramount Resources, Ltd.,
               Class A*...................      142,395
       200   Peabody Energy Corp. ........       10,408
       400   Precision Drilling Corp.*....       15,771
     1,200   Premor, Inc. ................       89,016
     3,400   Sempra Energy................      140,454
       600   Sunoco, Inc. ................       68,208
       400   Swift Energy Co.*(+).........       14,328

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Oil/Gas, continued
     4,500   Talisman Energy, Inc. .......  $   168,640
     1,100   Tesoro Petroleum Corp. ......       51,172
       100   Todco, Class A*..............        2,567
     2,200   Transocean, Inc.*............      118,734
     5,700   Trilogy Energy Trust.........       83,350
       100   Universal Compression
               Holdings, Inc.*............        3,624
     4,400   Unocal Corp. ................      286,220
     1,400   Valero Energy Corp. .........      110,754
       800   Vintage Petroleum, Inc. .....       24,376
     8,400   Williams Companies, Inc. ....      159,600
                                            -----------
                                             10,034,655
                                            -----------
Pharmaceuticals (5.5%):
     1,300   Allergan, Inc. ..............      110,812
       500   AmerisourceBergen Corp. .....       34,575
     6,400   Amgen, Inc.*.................      386,944
       900   Barr Pharmaceuticals,
               Inc.*......................       43,866
    12,300   Bristol-Myers Squibb Co. ....      307,254
     3,300   Caremark Rx, Inc.*...........      146,916
     2,700   Eli Lilly & Co. .............      150,417
     2,900   Genentech, Inc.*.............      232,812
     3,900   Medco Health Solutions,
               Inc.*......................      208,104
       600   Medicis Pharmaceutical
               Corp.(+)...................       19,038
    30,400   Merck & Company, Inc. .......      936,320
    70,100   Pfizer, Inc. ................    1,933,358
     6,800   Wyeth........................      302,600
                                            -----------
                                              4,813,016
                                            -----------
Retail/Wholesale (8.1%):
       500   7-Eleven, Inc.*(+)...........       15,120
       700   Abercrombie & Fitch Co.,
               Class A....................       48,090
       300   Action Performance Companies,
               Inc. ......................        2,646
       600   Advance Auto Parts, Inc.*....       38,730
     1,200   Agrium, Inc. ................       23,532
     1,400   Albertson's, Inc.(+).........       28,952
    16,500   Altria Group, Inc. ..........    1,066,889
     1,900   American Eagle Outfitters,
               Inc. ......................       58,235
     1,500   AutoNation, Inc.*............       30,780
     3,300   Avon Products, Inc. .........      124,905
       100   Barnes & Noble, Inc.*........        3,880
       100   Bausch & Lomb, Inc.(+).......        8,300
       150   Bebe Stores, Inc.(+).........        3,971
     2,400   Bed Bath & Beyond, Inc.*.....      100,272
       200   Best Buy Company, Inc. ......       13,710
       500   BJ's Wholesale Club, Inc.*...       16,245
     1,892   Blockbuster, Inc., Class B...       16,233
       600   Borders Group, Inc. .........       15,186
       100   Brown-Forman Corp., Class
               B(+).......................        6,046
       700   CEC Entertainment, Inc.*.....       29,463
     2,500   Circuit City Stores,
               Inc.(+)....................       43,225
       100   Clorox Co. ..................        5,572

continued
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
       800   Colgate-Palmolive Co. .......  $    39,928
     1,500   Costco Wholesale Corp. ......       67,230
     1,400   Darden Restaurants, Inc. ....       46,172
       700   Dillard's, Inc., Class A.....       16,394
       300   Electronics Boutique Holdings
               Corp.*.....................       19,047
       800   Energizer Holdings, Inc.*....       49,736
     4,000   Federated Department Stores,
               Inc. ......................      293,120
       200   Finish Line, Inc., Class A...        3,784
       600   Furniture Brands
               International, Inc.(+).....       12,966
     6,800   Gap, Inc. ...................      134,300
       600   Genuine Parts Co. ...........       24,654
    18,400   Home Depot, Inc. ............      715,760
     4,900   J.C. Penney Company, Inc. ...      257,642
       300   Jack In the Box, Inc.*.......       11,376
     1,600   Kroger Co.*..................       30,448
       300   Loews Corp.-Carolina
               Group(+)...................        9,996
       400   Longs Drug Stores Corp.(+)...       17,220
     4,600   Lowe's Companies, Inc. ......      267,812
    12,500   McDonald's Corp. ............      346,875
       750   Men's Wearhouse, Inc.*.......       25,823
     1,300   Michaels Stores, Inc. .......       53,781
       400   Movie Gallery, Inc.(+).......       10,572
       900   Nordstrom, Inc. .............       61,173
       200   Office Depot, Inc.*..........        4,568
       900   Pilgrim's Pride Corp.(+).....       30,717
       700   Pitney Bowes, Inc. ..........       30,485
       300   Reliance Steel & Aluminum
               Co.(+).....................       11,121
     2,700   Safeway, Inc. ...............       60,993
       100   Scotts Co., Class A*(+)......        7,121
       103   Sears Holdings Corp.*........       15,437
       500   Sherwin-Williams Co. ........       23,545
       400   Spectrum Brands, Inc.*.......       13,200
     4,750   Staples, Inc. ...............      101,270
     1,100   Supervalue, Inc. ............       35,871
       600   Sysco Corp. .................       21,714
     8,000   Target Corp. ................      435,280
       500   Tempur-Pedic International,
               Inc.*(+)...................       11,090
     2,900   Textron, Inc. ...............      219,965
       400   The Children's Place Retail
               Stores, Inc.*..............       18,668
     1,500   Timberland Co., Class A*.....       58,080
     3,600   TJX Companies, Inc. .........       87,660
       600   Too, Inc.*...................       14,022
     1,700   Toys "R" Us, Inc.*...........       45,016
       100   V.F. Corp. ..................        5,722
    21,100   Wal-Mart Stores, Inc. .......    1,017,020
     5,800   Walgreen Co. ................      266,742
       600   Wendy's International,
               Inc. ......................       28,590
       600   Weyerhaeuser Co. ............       38,190

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
     4,200   YUM! Brands, Inc. ...........  $   218,736
       600   Zale Corp.*..................       19,014
                                            -----------
                                              7,055,628
                                            -----------
Services (3.0%):
     2,100   Automatic Data Processing,
               Inc. ......................       88,137
       300   Catalina Marketing
               Corp.(+)...................        7,623
       200   Cendant Corp. ...............        4,474
       400   Centex Corp. ................       28,268
       600   CNF, Inc. ...................       26,940
     1,500   Constellation Energy Group,
               Inc. ......................       86,535
       100   CSG Systems International,
               Inc.*......................        1,898
     8,600   Dow Chemical Co. ............      382,958
    13,500   E.I. du Pont de Nemours and
               Co. .......................      580,635
     2,200   First Data Corp. ............       88,308
       700   Fiserv, Inc.*................       30,065
       300   Harsco Corp. ................       16,365
     3,200   Loews Corp. .................      248,000
     4,100   Monsanto Co. ................      257,767
     5,900   Northrop Grumman Corp. ......      325,975
       600   Omnicom Group, Inc. .........       47,916
       265   PHH Corp.*...................        6,816
       700   R.R. Donnelley & Sons Co. ...       24,157
     1,000   Republic Services, Inc. .....       36,010
     2,100   Starwood Hotels & Resorts
               Worldwide, Inc. ...........      122,997
       800   United Parcel Service, Inc.,
               Class B....................       55,328
     3,200   Waste Management, Inc. ......       90,688
       300   Weight Watchers
               International, Inc.*(+)....       15,483
                                            -----------
                                              2,573,343
                                            -----------
Telecommunications (4.0%):
       800   ADTRAN, Inc. ................       19,832
     1,900   Alltel Corp. ................      118,332
    11,100   AT&T Corp. ..................      211,344
    14,000   BellSouth Corp. .............      371,980
     1,500   CenturyTel, Inc. ............       51,945
    18,400   Motorola, Inc. ..............      335,984
    15,400   Nextel Communications, Inc.,
               Class A*...................      497,574
    10,700   QUALCOMM, Inc. ..............      353,207
    15,800   SBC Communications, Inc. ....      375,250
     3,300   Sprint Corp. ................       82,797
    31,600   Verizon Communications,
               Inc. ......................    1,091,780
                                            -----------
                                              3,510,025
                                            -----------
Transportation (1.3%):
     5,700   Burlington Northern Santa Fe
               Corp. .....................      268,356
     6,600   Burlington Resources,
               Inc. ......................      364,584
     1,500   CSX Corp. ...................       63,990

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Transportation, continued
     2,900   Fedex Corp. .................  $   234,929
       100   General Maritime Corp. ......        4,240
     1,000   Laidlaw International,
               Inc.*......................       24,100
     4,500   Norfolk Southern Corp. ......      139,320
       400   OMI Corp. ...................        7,604
       100   Oshkosh Truck Corp. .........        7,828
       900   Swift Transportation Company,
               Inc.*......................       20,961
       100   Wabash National Corp. .......        2,423
                                            -----------
                                              1,138,335
                                            -----------
Travel/Entertainment (0.8%):
       200   Choice Hotels International,
               Inc. ......................       13,140
         0   Harrah's Entertainment,
               Inc.#......................            7
     1,400   Hilton Hotels Corp. .........       33,390
       100   Isle of Capri Casinos,
               Inc.*(+)...................        2,620
     2,100   Marriott International, Inc.,
               Class A....................      143,262
     1,000   Marvel Enterprises,
               Inc.*(+)...................       19,720
     6,000   MGM Mirage*..................      237,481
       800   Penn National Gaming,
               Inc.*......................       29,200
     7,600   Walt Disney Co. .............      191,368
       863   Yellow Roadway Corp.*(+).....       43,840
                                            -----------
                                                714,028
                                            -----------
Utilities (3.2%):
     6,800   American Electric Power
               Company, Inc. .............      250,716
       400   Cinergy Corp. ...............       17,928
     1,200   CMS Energy Corp.*............       18,072
       400   Consol Energy, Inc. .........       21,432
     2,500   Dominion Resources, Inc. ....      183,475
     8,400   Duke Energy Corp. ...........      249,732
     6,700   Edison International.........      271,685
     2,300   Emerson Electric Co. ........      144,049
       400   Energy East Corp.(+).........       11,592
     2,100   Entergy Corp. ...............      158,655
     6,700   Exelon Corp. ................      343,911

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Utilities, continued
     1,800   FirstEnergy Corp. ...........  $    86,598
     4,400   FPL Group, Inc. .............      185,064
       700   NRG Energy, Inc.*............       26,320
     6,600   PG&E Corp. ..................      247,764
     1,200   PPL Corp. ...................       71,256
       400   Progress Energy, Inc.(+).....       18,096
     3,500   Public Service Enterprise
               Group, Inc. ...............      212,870
     1,800   Southern Co. ................       62,406
     2,500   TXU Corp. ...................      207,725
       100   Wisconsin Energy Corp. ......        3,900
                                            -----------
                                              2,793,246
                                            -----------
  Total Common Stocks
    (Cost $81,158,871)                       85,167,567
                                            -----------
DEPOSIT ACCOUNT (1.2%):
 1,005,855   NTRS London Deposit
               Account....................    1,005,855
                                            -----------
  Total Deposit Account
    (Cost $1,005,855)                         1,005,855
                                            -----------
INVESTMENT COMPANY (0.5%):
     3,900   Standard & Poor's Depositary
               Receipt Trust Series
               1(+).......................      464,568
                                            -----------
  Total Investment Company
    (Cost $467,449)                             464,568
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (1.6%):
 1,428,992   Northern Trust Liquid
               Institutional Asset
               Portfolio..................    1,428,992
                                            -----------
  Total Collateral for Securities on Loan
    (Cost $1,428,992)                         1,428,992
                                            -----------
  Total Investments
    (Cost $84,061,167)(a)--101.5%            88,066,982
  Net Other Assets/(Liabilities)--(1.5)%    (1,307,413)
                                            -----------
  Net Assets--100.0%                        $86,759,569
                                            ===========

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

#  Fractional shares.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 5,814,747
    Unrealized depreciation...................   (2,043,105)
                                                -----------
    Net unrealized appreciation...............  $ 3,771,642
                                                ===========

continued
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

   The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     99.3%
    Canada....................................      0.7%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                   USAZ
                                                                OPPENHEIMER
                                                                MAIN STREET
                                                                   FUND
                                                                -----------
ASSETS
Investments, at cost........................................    $84,061,167
                                                                ===========
Investments, at value*......................................    $88,066,982
Foreign currency, at value(a)...............................          1,258
Dividends receivable........................................        106,463
Receivable for investments sold.............................        234,577
Prepaid expenses............................................            478
                                                                -----------
  Total Assets..............................................     88,409,758
                                                                -----------
LIABILITIES
Payable for investments purchased...........................        138,825
Payable for return of collateral received...................      1,428,992
Manager fees payable........................................         48,677
Distribution fees payable...................................         17,698
Other accrued liabilities...................................         15,997
                                                                -----------
  Total Liabilities.........................................      1,650,189
                                                                -----------
NET ASSETS..................................................    $86,759,569
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $82,903,192
  Undistributed net investment income/(loss)................        266,428
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................       (415,878)
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................      4,005,827
                                                                -----------
NET ASSETS..................................................    $86,759,569
                                                                ===========
Shares of beneficial interest...............................      8,095,706
Net Asset Value (offering and redemption price per share)...    $     10.72
                                                                ===========

------------

*    Includes securities on loan of $1,389,744.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ
                                                              OPPENHEIMER
                                                              MAIN STREET
                                                                 FUND
                                                              -----------
INVESTMENT INCOME:
Dividends...................................................   $ 723,539
Income from securities lending..............................         867
Foreign withholding tax.....................................        (287)
                                                               ---------
     Total Investment Income................................     724,119
                                                               ---------
EXPENSES:
Manager fees................................................     304,189
Administration fees.........................................      27,627
Distribution fees...........................................      95,060
Fund accounting fees........................................       5,258
Custodian fees..............................................      28,875
Legal fees..................................................       4,452
Shareholder reports.........................................       6,036
Other expenses..............................................      11,126
                                                               ---------
     Total expenses before waivers/reimbursements...........     482,623
     Less expenses waived/reimbursed by the Manager.........     (26,338)
                                                               ---------
     Net Expenses...........................................     456,285
                                                               ---------
NET INVESTMENT INCOME/(LOSS)................................     267,834
                                                               ---------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................    (525,399)
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................      37,765
                                                               ---------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    (487,634)
                                                               ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $(219,800)
                                                               =========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ OPPENHEIMER
                                                                      MAIN STREET FUND
                                                              ---------------------------------
                                                              SIX MONTHS ENDED   MAY 3, 2004 TO
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005            2004(A)
                                                              ----------------   --------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   267,834       $   346,111
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................       (525,399)          178,917
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................         37,765         3,968,062
                                                                -----------       -----------
  Change in net assets from operations......................       (219,800)        4,493,090
                                                                -----------       -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................             --          (355,465)
  From net realized gains...................................             --           (71,359)
                                                                -----------       -----------
  Change in net assets resulting from dividends to
     shareholders...........................................             --          (426,824)
                                                                -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     22,397,996        61,971,072
  Proceeds from dividends reinvested........................        426,824                --
  Cost of shares redeemed...................................     (1,332,371)         (550,418)
                                                                -----------       -----------
  Change in net assets from capital transactions............     21,492,449        61,420,654
                                                                -----------       -----------
  Change in net assets......................................     21,272,649        65,486,920
NET ASSETS:
  Beginning of period.......................................     65,486,920                --
                                                                -----------       -----------
  End of period.............................................    $86,759,569       $65,486,920
                                                                ===========       ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   266,428       $    (1,406)
                                                                ===========       ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      2,110,587         6,124,845
  Dividends reinvested......................................         39,557
  Shares redeemed...........................................       (126,470)          (52,814)
                                                                -----------       -----------
  Change in shares..........................................      2,023,674         6,072,031
                                                                ===========       ===========

------------
(a)  Period from commencement of operations.

See accompanying notes to the financial statements.
 12

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED   MAY 3, 2004 TO
                                                        JUNE 30,        DECEMBER 31,
                                                          2005             2004(A)
                                                    ----------------   ---------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $ 10.79            $ 10.00
                                                        -------            -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         0.03               0.06
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        (0.10)              0.80
                                                        -------            -------
  Total from Investment Activities................        (0.07)              0.86
                                                        -------            -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................           --              (0.06)
  Net Realized Gains..............................           --              (0.01)
                                                        -------            -------
  Total Dividends.................................           --              (0.07)
                                                        -------            -------
NET ASSET VALUE, END OF PERIOD....................      $ 10.72            $ 10.79
                                                        =======            =======
TOTAL RETURN*(b)..................................        (0.65)%             8.60%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $86,760            $65,487
Net Investment Income/(Loss)(c)...................         0.70%              1.52%
Expenses Before Waivers/Reimbursements**(c).......         1.27%              1.29%
Expenses Net of Waivers/Reimbursements(c).........         1.20%              1.20%
Portfolio Turnover Rate...........................        39.43%             75.56%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Oppenheimer Main Street Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Main Street Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Oppenheimer Main Street Fund...........................  $1,428,992      $1,389,744

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc. ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer Main Street Fund...........................     0.80%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2007   12/31/2008
                                                                 ----------   ----------
   USAZ Oppenheimer Main Street Fund...........................   $20,359      $26,338

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $2,452 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $6,807 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Oppenheimer Main Street Fund...........................  $51,262,365   $29,674,459

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                                   USAZ(R) PEA
                                RENAISSANCE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ PEA Renaissance Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ PEA Renaissance Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ PEA Renaissance Fund..............    $1,000.00        $914.40           $5.79               1.22%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ PEA Renaissance Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ PEA Renaissance Fund..............    $1,000.00       $1,018.74          $6.11               1.22%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ PEA Renaissance Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ PEA RENAISSANCE FUND                   NET ASSETS*
   -------------------------                   -----------
   Banking/Financial Services................      19.2%
   Chemicals.................................       4.8
   Electronics...............................       7.7
   Health Care...............................       6.5
   Insurance.................................       2.4
   Manufacturing.............................      11.0
   Media.....................................       5.5
   Oil/Gas...................................       8.3
   Pharmaceuticals...........................       6.0
   Retail/Wholesale..........................      10.8
   Services..................................       4.3
   Transportation............................       3.8
   Utilities.................................       2.3
   Investment Companies......................       4.3
   Short-Term Investments....................      18.9
                                                  -----
                                                  115.8%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA RENAISSANCE FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS (96.2%):
Banking/Financial Services (19.2%):
    125,800   American Express Co. ......  $  6,696,334
    330,000   Aon Corp.(+)...............     8,263,200
    171,000   Bank of America Corp. .....     7,799,310
    198,400   CIT Group, Inc. ...........     8,525,248
    107,000   Citigroup, Inc. ...........     4,946,610
     92,000   H&R Block, Inc. ...........     5,368,200
    562,300   J.P. Morgan Chase &
                Co.(+)...................    19,860,436
     16,300   M&T Bank Corp. ............     1,714,108
    126,000   Merrill Lynch & Company,
                Inc.(+)..................     6,931,260
     34,000   Piper Jaffray Companies,
                Inc.*....................     1,034,620
    140,000   Zions Bancorporation.......    10,294,200
                                           ------------
                                             81,433,526
                                           ------------
Chemicals (4.8%):
    580,700   Crompton Corp.(+)..........     8,216,904
     51,897   FMC Corp.*.................     2,913,498
    174,300   Huntsman Corp.*............     3,533,061
    111,700   Lyondell Chemical Co.(+)...     2,951,114
    165,111   Olin Corp. ................     3,011,625
                                           ------------
                                             20,626,202
                                           ------------
Electronics (7.7%):
    113,900   Arrow Electronics, Inc.*...     3,093,524
     52,000   DRS Technologies, Inc. ....     2,666,560
    306,000   Gentex Corp.(+)............     5,569,200
    257,000   Jabil Circuit, Inc.*.......     7,897,610
  1,264,000   Sanmina-SCI Corp.*.........     6,914,080
  1,557,700   Solectron Corp.*...........     5,903,683
     35,600   Tektronix, Inc. ...........       828,412
                                           ------------
                                             32,873,069
                                           ------------
Health Care (6.5%):
    116,600   Beckman Coulter, Inc.(+)...     7,412,262
    100,000   Charles River Laboratories
                International, Inc.*.....     4,825,000
     92,000   Covance, Inc.*.............     4,128,040
    226,200   Laboratory Corporation of
                America Holdings*........    11,287,380
                                           ------------
                                             27,652,682
                                           ------------
Insurance (2.4%):
    188,900   Conseco, Inc.*.............     4,121,798
     81,000   Hartford Financial Services
                Group, Inc. .............     6,057,180
                                           ------------
                                             10,178,978
                                           ------------
Manufacturing (11.0%):
    137,600   Alcan, Inc. ...............     4,128,000
     59,500   Amphenol Corp., Class A....     2,390,115
    188,500   Eaton Corp. ...............    11,291,150
    170,000   Input/Output, Inc.*(+).....     1,067,600
    140,100   Navistar International
                Corp.*(+)................     4,483,200
     62,064   Oshkosh Truck Corp. .......     4,858,370
     91,200   Parker Hannifin Corp. .....     5,655,312
     75,200   Sonoco Products Co. .......     1,992,800
    128,300   Thermo Electron Corp.*.....     3,447,421
    255,500   Tyco International,
                Ltd.(+)..................     7,460,600
                                           ------------
                                             46,774,568
                                           ------------
Media (5.5%):
    122,000   Lamar Advertising Co.,
                Class A*.................     5,217,940
    154,500   Tribune Co.(+).............     5,435,310
    135,600   Viacom, Inc., Class B......     4,341,912
    808,000   WPP Group plc..............     8,292,210
                                           ------------
                                             23,287,372
                                           ------------

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Oil/Gas (8.3%):
    151,000   ConocoPhillips.............  $  8,680,990
    136,700   Exxon Mobil Corp.(+).......     7,856,149
    110,000   Nabors Industries, Ltd.*...     6,668,200
    125,000   National-Oilwell Varco,
                Inc.*....................     5,942,500
    180,000   XTO Energy, Inc. ..........     6,118,200
                                           ------------
                                             35,266,039
                                           ------------
Pharmaceuticals (6.0%):
     84,700   Barr Pharmaceuticals,
                Inc.*....................     4,128,278
    317,800   Bristol-Myers Squibb
                Co. .....................     7,938,644
    255,000   Pfizer, Inc. ..............     7,032,900
     79,600   Sanofi-Aventis.............     6,519,454
                                           ------------
                                             25,619,276
                                           ------------
Retail/Wholesale (10.8%):
     80,000   AnnTaylor Stores Corp.*....     1,942,400
    163,500   Avon Products, Inc. .......     6,188,475
     97,000   Claire's Stores, Inc. .....     2,332,850
    113,000   J.C. Penney Company,
                Inc. ....................     5,941,540
    136,000   Lear Corp.(+)..............     4,947,680
    177,900   Payless ShoeSource,
                Inc.*....................     3,415,680
    144,600   PETCO Animal Supplies,
                Inc.*(+).................     4,239,672
     49,700   Ruby Tuesday, Inc. ........     1,287,230
    346,000   Smurfit-Stone Container
                Corp.*...................     3,518,820
     89,300   TJX Companies, Inc. .......     2,174,455
    203,600   Wal-Mart Stores, Inc. .....     9,813,520
                                           ------------
                                             45,802,322
                                           ------------
Services (4.3%):
     72,000   Dun & Bradstreet Corp.*....     4,438,800
    333,800   LA Quinta Corp.*...........     3,114,354
    155,000   Waters Corp.*..............     5,761,350
    116,956   Zebra Technologies Corp.,
                Class A*.................     5,121,503
                                           ------------
                                             18,436,007
                                           ------------

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA RENAISSANCE FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Transportation (3.8%):
    120,600   CSX Corp. .................  $  5,144,796
    135,000   Royal Caribbean Cruises,
                Ltd. ....................     6,528,600
    232,643   United Rentals, Inc.*(+)...     4,701,715
                                           ------------
                                             16,375,111
                                           ------------

Utilities (2.3%):
    554,600   Allied Waste Industries,
                Inc.*(+).................     4,397,978
    123,000   Cinergy Corp. .............     5,512,860
                                           ------------
                                              9,910,838
                                           ------------
  Total Common Stocks
    (Cost $381,532,428)                     394,235,990
                                           ------------
INVESTMENT COMPANIES (4.3%):
     89,000   Ishares Russell 1000 Value
                Index Fund(+)............  $  5,938,080
     60,000   Ishares Trust S&P
                500/Barra................     3,730,800
     71,900   Standard & Poor's
                Depositary Receipt Trust
                Series 1(+)..............     8,564,728
                                           ------------
  Total Investment Companies
    (Cost $16,539,503)                       18,233,608
                                           ------------
DEPOSIT ACCOUNT (3.2%):
 13,505,257   NTRS London Deposit
                Account..................    13,505,257
                                           ------------
  Total Deposit Account
    (Cost $13,505,257)                       13,505,257
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (15.7%):
 66,812,871   Allianz Dresdner Daily
                Asset Fund+..............    66,812,871
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $66,812,871)                       66,812,871
                                           ------------
  Total Investments
    (Cost $478,390,059)(a)--115.8%          492,787,726
  Net Other Assets/(Liabilities)--(15.8)%   (67,243,195)
                                           ------------
  Net Assets--100.0%                       $425,544,531
                                           ============


------------

*   Non-income producing security.

(+)   All or a portion of security is loaned as of June 30, 2005.

+   Investment in affiliate.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

      Unrealized appreciation...................  $ 27,421,638
      Unrealized depreciation...................   (15,109,441)
                                                  ------------
      Net unrealized appreciation...............  $ 12,312,197
                                                  ============

    The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     96.5%
    United Kingdom............................      2.0%
    France....................................      1.5%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                USAZ PEA
                                                              RENAISSANCE
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $411,577,188
Investments in affiliates, at cost..........................    66,812,871
                                                              ============
Investments, at value.......................................  $425,974,855
Investments in affiliates, at value*........................    66,812,871
Cash........................................................            71
Dividends receivable........................................       314,593
Receivable for capital shares issued........................       234,855
Receivable for investments sold.............................     1,583,649
Prepaid expenses............................................         2,359
                                                              ------------
  Total Assets..............................................   494,923,253
                                                              ------------
LIABILITIES
Payable for investments purchased...........................     1,945,623
Payable for capital shares redeemed.........................       234,855
Payable for return of collateral received...................    66,812,871
Manager fees payable........................................       262,249
Distribution fees payable...................................        87,416
Other accrued liabilities...................................        35,708
                                                              ------------
  Total Liabilities.........................................    69,378,722
                                                              ------------
NET ASSETS..................................................  $425,544,531
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................   353,593,723
  Undistributed net investment income/(loss)................       347,834
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................    57,206,040
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................    14,396,934
                                                              ------------
NET ASSETS..................................................  $425,544,531
                                                              ============
Shares of beneficial interest...............................    31,611,900
Net Asset Value (offering and redemption price per share)...  $      13.47
                                                              ============

------------

*  Includes securities on loan of $64,534,822.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                USAZ PEA
                                                              RENAISSANCE
                                                                  FUND
                                                              ------------
INVESTMENT INCOME:
Dividends...................................................  $  2,729,067
Income from securities lending..............................       244,325
Foreign tax withholding.....................................       (24,144)
                                                              ------------
     Total Investment Income................................     2,949,248
                                                              ------------
EXPENSES:
Manager fees................................................     1,605,818
Administration fees.........................................       176,573
Distribution fees...........................................       535,272
Audit fees..................................................        20,469
Custodian fees..............................................        19,777
Legal fees..................................................        29,928
Shareholder reports.........................................        38,213
Trustees' fees..............................................        17,649
Recoupment of prior expenses reimbursed by the Manager......       124,137
Other expenses..............................................        33,578
                                                              ------------
     Total Expenses.........................................     2,601,414
                                                              ------------
NET INVESTMENT INCOME/(LOSS)................................       347,834
                                                              ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................    21,695,490
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................   (61,936,984)
                                                              ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   (40,241,494)
                                                              ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(39,893,660)
                                                              ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 USAZ PEA RENAISSANCE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    347,834      $   (910,285)
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................      21,695,490        36,955,431
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................     (61,936,984)       15,217,017
  Net realized gain from payment by affiliate...............              --            74,241
                                                                ------------      ------------
  Change in net assets from operations......................     (39,893,660)       51,336,404
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --        (2,837,670)
                                                                ------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --        (2,837,670)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      45,339,793       176,379,906
  Proceeds from dividends reinvested........................              --         5,257,326
  Cost of shares redeemed...................................     (34,768,442)      (27,643,443)
                                                                ------------      ------------
  Change in net assets from capital transactions............      10,571,351       153,993,789
                                                                ------------      ------------
  Change in net assets......................................     (29,322,309)      202,492,523
NET ASSETS:
  Beginning of period.......................................     454,866,840       252,374,317
                                                                ------------      ------------
  End of period.............................................    $425,544,531      $454,866,840
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    347,834      $         --
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       3,280,184        13,115,599
  Dividends reinvested......................................              --           405,585
  Shares redeemed...........................................      (2,560,239)       (2,153,543)
                                                                ------------      ------------
  Change in shares..........................................         719,945        11,367,641
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
FINANCIAL HIGHLIGHTS

                                                                                                       NOVEMBER 5,
                                                    SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,        2001 TO
                                                        JUNE 30,       -----------------------------   DECEMBER 31,
                                                          2005           2004       2003      2002       2001(A)
                                                    ----------------   --------   --------   -------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  14.72       $  12.93   $   8.23   $ 11.02      $10.00
                                                        --------       --------   --------   -------      ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.02          (0.03)        --*       --*         --*
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................         (1.27)          1.92       4.82     (2.76)       1.02
                                                        --------       --------   --------   -------      ------
  Total from Investment Activities................         (1.25)          1.89       4.82     (2.76)       1.02
                                                        --------       --------   --------   -------      ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --             --         --*       --*         --*
  Net Realized Gains..............................            --          (0.10)     (0.12)    (0.03)         --
                                                        --------       --------   --------   -------      ------
  Total Dividends.................................            --          (0.10)     (0.12)    (0.03)         --*
                                                        --------       --------   --------   -------      ------
NET ASSET VALUE, END OF PERIOD....................      $  13.47       $  14.72   $  12.93   $  8.23      $11.02
                                                        ========       ========   ========   =======      ======
TOTAL RETURN**(b).................................         (8.56)%        14.75%     58.66%   (25.08)%     10.20%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $425,545       $454,867   $252,374   $78,249      $9,197
Net Investment Income/(Loss)(c)...................          0.16%         (0.26)%    (0.02)%    0.06%      (0.07)%
Expenses Before Waivers/Reimbursements***(c)......          1.22%(d)       1.24%      1.25%     1.40%       2.96%
Expenses Net of Waivers/Reimbursements(c).........          1.22%(d)       1.24%      1.10%     1.10%       1.07%
Portfolio Turnover Rate...........................         71.07%         43.66%     61.79%    66.85%       8.84%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  Includes recoupment of prior expenses reimbursed by Manager.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA RENAISSANCE FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ PEA Renaissance Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PEA Renaissance Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA RENAISSANCE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA RENAISSANCE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ PEA Renaissance Fund...................................  $66,812,871      $64,534,822

  The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PEA Capital, LLC ("PEA"), an affiliate of the Manager, and the Trust, PEA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the year ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PEA Renaissance Fund...................................     0.75%          1.30%

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of USAllianz Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2005, the Agent received $16,358 in fees for acting as the Securities Lending Agent.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005 there were no reimbursements that may potentially be made in subsequent years.

  In connection with a settlement with the Securities and Exchange Commission during 2004, PEA reimbursed the Fund $74,241 for past commissions charged on security transactions. The reimbursement had a 0.02% effect on the Fund's total return during 2004.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA RENAISSANCE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005

  $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $15,705 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $17,649 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005 purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   USAZ PEA Renaissance Fund...................................  $348,804,987   $280,834,715

5. BOARD CONSIDERATION OF THE OPCAP SUBADVISORY AGREEMENT

  At a telephonic meeting held on April 26, 2005, and at an "in person" meeting held on June 22, 2005, the trustees unanimously approved (subject to shareholder approval) a new subadvisory agreement between the Adviser and Oppenheimer Capital LLC ("OpCap"), appointing OpCap as subadviser of the Funds and replacing PEA. At such meetings, the trustees reviewed materials furnished by the Adviser pertaining to OpCap and other potential subadvisers.

  In reaching its determination, the Board considered the recommendation of the Adviser that the Board select OpCap as subadviser to the Fund. The Adviser, as manager of all of the series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Adviser has adopted policies and procedures to assist it in the process of analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Adviser in deciding which investment advisers to select. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Adviser to monitor the investment performance and other responsibilities of the subadviser.

  As part of its ongoing obligation to monitor and evaluate the performance of the Funds' subadviser, the Adviser recently completed a review of PEA's management of the Funds. The Adviser's review and evaluation of PEA focused on
  (1) the performance of the Funds; (2) the recent departure of key investment personnel from PEA; and (3) the ability of the Funds, as currently managed, to attract and retain investors and to grow their assets. In its recommendation, the Adviser explained to the Board that the primary reasons for recommending a change were the departure of certain key investment personnel from PEA, and PEA's decision to retain OpCap as the investment adviser to PEA's mutual funds.

  Having carefully considered the Adviser's recommendations, the Board, including a majority of the trustees who were not interested persons of the Adviser, PEA or OpCap, approved the termination of the subadvisory agreement with PEA and the appointment of OpCap to serve as the new subadviser to the Funds. In deciding to approve OpCap as the Funds' subadviser, the Board considered particularly the experience, track record, and depth of OpCap's investment management personnel. The Board also noted OpCap's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Adviser's report and experience with OpCap, the proposed change to OpCap as the subadviser, would likely benefit the Funds and their respective shareholders.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA RENAISSANCE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005

  The Adviser also discussed the proposed subadvisory fee payable to OpCap. It was noted that subadvisory fees paid to OpCap would be the same as those currently paid to PEA. The Board was aware that, because the subadviser is paid out of the management fee paid to the Adviser, a change of subadvisers, in and of itself, would not result in any change in the advisory fees paid by shareholders of the Funds.

  Based upon its review, the Board concluded that the fees to be paid to OpCap were reasonable. The Adviser, on behalf of the Board, endeavored to obtain information on the anticipated profitability of OpCap in connection with its relationship with the Funds. The Adviser was unable to obtain such information. However, given the close relationship between PEA and OpCap, and the Board's earlier consideration and conclusion that the profitability to PEA was not excessive, it was not unreasonable for the Board to conclude that the OpCap profitability would also not be excessive, since the OpCap fees will be no greater than those charged by PEA. The trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the trustees determined that there was no evidence that the level of such profitability attributable to OpCap subadvising the Funds was excessive.

  The trustees noted that the fee schedule in the subadvisory agreement with OpCap contains a "breakpoint" that reduces the fee rate on assets above $250 million. The trustees also noted that the assets in the USAZ PEA Renaissance Fund and the USAZ PEA Value Fund as of June 30, 2005 were approximately $416 million and $235 million, respectively. $262,249 in fees was paid to PEA on June 30, 2005. The USAZ PEA Renaissance Fund fees were calculated at 0.479% based on the PEA investment advisory fee schedule. OpCap may realize certain economies of scale as the Funds grow larger, which may at least be partially reflected in the "breakpoints" described above.

  The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Funds. Having taken these factors into account, the Board concluded that the breakpoints in the Funds' subadvisory fee rate schedules were acceptable.

  The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the subadvisory agreement with OpCap at a meeting to be held prior to December 31, 2005, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee should be modified to reflect such economies of scale, if any.

  The Board also reviewed OpCap's code of ethics and noted that OpCap to date had not been implicated in improper market timing or late trading activities.

  In reviewing the other various matters listed above, the Board concluded that OpCap was a recognized firm capable of competently managing the Funds; that the nature, extent and quality of services that OpCap could provide were at a level at least equal to the services that could be provided by PEA; that OpCap was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of OpCap (based upon the historical "track records" of comparable funds) was at least satisfactory.

  The Board, including a majority of the independent trustees, with the assistance of independent counsel to the independent trustees, considered whether to approve the OpCap subadvisory agreement to add OpCap as subadviser of the Funds in light of its experience in governing the Trust and working with the Adviser and the subadvisers on matters relating to the Funds of the Trust. The independent trustees are trustees who are not "interested persons" of the Funds within the meaning of the Investment Company Act, and are not employees of or affiliated with the Funds.

  Prior to voting, the Board reviewed the proposed approval of the portfolio management agreement with the Adviser and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent trustees also discussed the proposed approval in a private session with such counsel at which no representatives of the Adviser were present. In reaching their determinations relating to the approval of the portfolio management agreement, the Board considered all factors they believed relevant. The

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA RENAISSANCE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA RENAISSANCE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005

  Board based its decision to approve the agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the proposed new subadvisory arrangement between OpCap and the Adviser was reasonable and in the best interests of the Funds and they approved OpCap as the Funds' new subadvisor, subject to shareholder approval, effective on or about September 2, 2005. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements.

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                                   USAZ(R) PEA
                                   VALUE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ PEA Value Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ PEA Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ PEA Value Fund....................    $1,000.00        $972.10           $5.87               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ PEA Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ PEA Value Fund....................    $1,000.00       $1,018.84          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ PEA Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ PEA VALUE FUND                         NET ASSETS*
   -------------------                         ------------
   Aerospace/Defense.........................       1.0%
   Banking/Financial Services................      24.7
   Educational Services......................       1.3
   Electronics...............................       2.8
   Food......................................       0.8
   Insurance.................................      12.2
   Manufacturing.............................       8.9
   Media.....................................       1.8
   Metals/Mining.............................       2.9
   Oil/Gas...................................      15.7
   Pharmaceuticals...........................       7.8
   Retail/Wholesale..........................       4.2
   Telecommunications........................       4.5
   Travel/Entertainment......................       1.9
   Utilities.................................       3.3
   Investment Company........................       1.2
   Short-Term Investments....................      10.3
                                                  -----
                                                  105.3%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA VALUE FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS (93.8%):
Aerospace/Defense (1.0%):
     34,300   Boeing Co. ................  $  2,263,800
                                           ------------
Banking/Financial Services (24.7%):
     91,900   Ambac Financial Group,
                Inc. ....................     6,410,944
    161,300   Bank of America Corp. .....     7,356,893
    249,400   Citigroup, Inc. ...........    11,529,763
    167,500   Countrywide Financial
                Corp. ...................     6,467,175
    150,600   H&R Block, Inc.(+).........     8,787,510
    157,200   J.P. Morgan Chase & Co. ...     5,552,304
    119,400   Merrill Lynch & Company,
                Inc. ....................     6,568,194
     41,500   Morgan Stanley.............     2,177,505
     51,900   Wells Fargo & Co. .........     3,196,002
                                           ------------
                                             58,046,290
                                           ------------
Educational services (1.3%):
     83,100   Career Education
                Corp.*(+)................     3,042,291
                                           ------------
Electronics (2.8%):
    160,000   Avnet, Inc.*...............     3,604,800
    552,400   Sanmina-SCI Corp.*(+)......     3,021,628
                                           ------------
                                              6,626,428
                                           ------------
Food (0.8%):
    203,100   Cadbury Schweppes plc......     1,934,181
                                           ------------
Insurance (12.2%):
    195,300   American International
                Group, Inc. .............    11,346,930
    138,600   Genworth Financial, Inc.,
                Class A..................     4,189,878
     95,900   Marsh & McLennan Companies,
                Inc. ....................     2,656,430
    161,300   MetLife, Inc. .............     7,248,822
     83,100   The St. Paul Travelers
                Companies, Inc. .........     3,284,943
                                           ------------
                                             28,727,003
                                           ------------
Manufacturing (8.9%):
  1,081,300   ABB, Ltd.*.................     7,045,780
    171,900   Honeywell International,
                Inc. ....................     6,296,697
     83,100   Parker Hannifin Corp. .....     5,153,031
     81,800   Tyco International,
                Ltd. ....................     2,388,560
                                           ------------
                                             20,884,068
                                           ------------
Media (1.8%):
    123,700   Tribune Co. ...............     4,351,766
                                           ------------
Metals/Mining (2.9%):
    181,900   Inco, Ltd.(+)..............     6,866,725
                                           ------------


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Oil/Gas (15.7%):
    161,300   BP plc, ADR................  $ 10,061,894
    283,400   ChevronTexaco Corp. .......    15,847,728
    195,300   Exxon Mobil Corp. .........    11,223,891
                                           ------------
                                             37,133,513
                                           ------------
Pharmaceuticals (7.8%):
    249,200   Pfizer, Inc. ..............     6,872,936
    106,400   Sanofi-Aventis.............     8,714,446
    141,300   Schering-Plough Corp. .....     2,693,178
                                           ------------
                                             18,280,560
                                           ------------
Retail/Wholesale (4.2%):
     83,800   Home Depot, Inc. ..........     3,259,820
     51,400   J.C. Penney Company,
                Inc. ....................     2,702,612
     83,100   Sherwin-Williams Co. ......     3,913,179
                                           ------------
                                              9,875,611
                                           ------------
Telecommunications (4.5%):
    127,200   Alltel Corp. ..............     7,922,016
    164,100   Nokia Corp., ADR(+)........     2,730,624
                                           ------------
                                             10,652,640
                                           ------------
Travel/Entertainment (1.9%):
     83,100   Carnival Corp.(+)..........     4,533,105
                                           ------------
Utilities (3.3%):
     31,300   Dominion Resources,
                Inc. ....................     2,297,107
    159,500   General Electric Co. ......     5,526,675
                                           ------------
                                              7,823,782
                                           ------------
  Total Common Stocks
    (Cost $212,340,095)                     221,041,763
                                           ------------
DEPOSIT ACCOUNT (4.2%):
  9,959,961   NTRS London Deposit
                Account..................     9,959,961
                                           ------------
  Total Deposit Account
    (Cost $9,959,961)                         9,959,961
                                           ------------
INVESTMENT COMPANY (1.2%):
     45,600   Ishares Trust S&P
                500/Barra................     2,835,408
                                           ------------
  Total Investment Company
    (Cost $2,570,264)                         2,835,408
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (6.1%):
 14,460,570   Northern Trust Liquid
                Institutional Asset
                Portfolio................    14,460,570
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $14,460,570)                       14,460,570
                                           ------------
  Total Investments
    (Cost $239,330,890) (a)--105.3%         248,297,702
  Net Other Assets/(Liabilities)--(5.3)%    (12,499,474)
                                           ------------
  Net Assets--100.0%                       $235,798,228
                                           ============

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA VALUE FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

------------

*  Non-income producing security.

(+)   All or a portion of security is loaned as of June 30, 2005.

ADR-- American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

      Unrealized appreciation...................  $11,134,290
      Unrealized depreciation...................   (4,109,067)
                                                  -----------
      Net unrealized appreciation...............  $ 7,025,223
                                                  ===========

  The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     92.5%
    France....................................      3.7%
    Switzerland...............................      3.0%
    Great Britain.............................      0.8%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ PEA
                                                                VALUE FUND
                                                               ------------
ASSETS
Investments, at cost........................................   $239,330,890
                                                               ============
Investments, at value*......................................   $248,297,702
Interest and dividends receivable...........................        217,103
Receivable for investments sold.............................      1,958,930
Reclaim receivable..........................................         14,441
Prepaid expenses............................................          1,308
                                                               ------------
  Total Assets..............................................    250,489,484
                                                               ------------
LIABILITIES
Payable for return of collateral received...................     14,460,570
Manager fees payable........................................        153,065
Distribution fees payable...................................         48,582
Other accrued liabilities...................................         29,039
                                                               ------------
  Total Liabilities.........................................     14,691,256
                                                               ------------
NET ASSETS..................................................   $235,798,228
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $205,597,444
  Undistributed net investment income/(loss)................      1,484,373
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................     19,749,816
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................      8,966,595
                                                               ------------
NET ASSETS..................................................   $235,798,228
                                                               ============
Shares of beneficial interest...............................     17,837,945
Net Asset Value (offering and redemption price per share)...   $      13.22
                                                               ============

------------

*    Includes securities on loan of $17,100,214.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ PEA
                                                                VALUE FUND
                                                               ------------
INVESTMENT INCOME:
Interest....................................................   $        372
Dividends...................................................      2,235,703
Foreign tax withholding.....................................        (24,259)
Income from securities lending..............................        103,452
                                                               ------------
     Total Investment Income................................      2,315,268
                                                               ------------
EXPENSES:
Manager fees................................................        866,436
Administration fees.........................................         94,246
Distribution fees...........................................        288,812
Audit fees..................................................         10,183
Custodian fees..............................................         13,332
Legal fees..................................................         15,683
Shareholder reports.........................................         20,243
Trustees' fees..............................................          9,455
Recoupment of prior expenses reimbursed by the Manager......         49,440
Other expenses..............................................         18,470
                                                               ------------
     Total Expenses.........................................      1,386,300
                                                               ------------
NET INVESTMENT INCOME/(LOSS)................................        928,968
                                                               ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................      8,147,090
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................    (15,764,643)
                                                               ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (7,617,553)
                                                               ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $ (6,688,585)
                                                               ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ PEA VALUE FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005             2004
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    928,968     $    813,716
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................       8,147,090       12,304,684
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currencies.....................     (15,764,643)      10,051,812
  Net realized gain from payment by affiliate...............              --           28,737
                                                                ------------     ------------
  Change in net assets from operations......................      (6,688,585)      23,198,949
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (261,489)
  From net realized gains...................................              --       (1,124,908)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (1,386,397)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      29,876,764      131,531,670
  Proceeds from dividends reinvested........................              --        1,580,763
  Cost of shares redeemed...................................     (16,778,975)     (10,500,250)
                                                                ------------     ------------
  Change in net assets from capital transactions............      13,097,789      122,612,183
                                                                ------------     ------------
  Change in net assets......................................       6,409,204      144,424,735
NET ASSETS:
  Beginning of period.......................................     229,389,024       84,964,289
                                                                ------------     ------------
  End of period.............................................    $235,798,228     $229,389,024
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  1,484,373     $    555,405
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       2,271,204       10,377,234
  Dividends reinvested......................................              --          125,569
  Shares redeemed...........................................      (1,295,403)        (859,412)
                                                                ------------     ------------
  Change in shares..........................................         975,801        9,643,391
                                                                ============     ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                                                       NOVEMBER 5,
                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,         2001 TO
                                                        JUNE 30,       ----------------------------    DECEMBER 31,
                                                          2005           2004      2003      2002        2001(A)
                                                    ----------------   --------   -------   -------    ------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  13.60       $  11.77   $  8.15   $ 10.96       $10.00
                                                        --------       --------   -------   -------       ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.06           0.06      0.06      0.02           --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         (0.44)          1.87      3.62     (2.74)        0.96
                                                        --------       --------   -------   -------       ------
  Total from Investment Activities................         (0.38)          1.93      3.68     (2.72)        0.96
                                                        --------       --------   -------   -------       ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --          (0.02)    (0.06)    (0.02)          --*
  Net Realized Gains..............................            --          (0.08)       --     (0.07)          --
                                                        --------       --------   -------   -------       ------
  Total Dividends.................................            --          (0.10)    (0.06)    (0.09)          --*
                                                        --------       --------   -------   -------       ------
NET ASSET VALUE, END OF PERIOD....................      $  13.22       $  13.60   $ 11.77   $  8.15       $10.96
                                                        ========       ========   =======   =======       ======
TOTAL RETURN**(b).................................         (2.79)%        16.52%    45.21%   (24.90)%       9.63%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $235,798       $229,389   $84,964   $23,347       $6,461
Net Investment Income/(Loss)(c)...................          0.80%          0.56%     0.73%     0.57%        0.11%
Expenses Before Waivers/Reimbursements***(c)......          1.20%(d)       1.19%     1.27%     1.78%        3.43%
Expenses Net of Waivers/Reimbursements(c).........          1.20%(d)       1.18%     1.10%     1.10%        1.09%
Portfolio Turnover Rate...........................         66.43%         38.88%    80.85%   115.67%       15.83%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  Includes recoupment of prior expenses reimbursed by Manager.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ PEA Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PEA Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had loans outstanding of:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ PEA Value Fund.........................................  $17,790,769      $17,100,214

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represents short term instruments from ANZ Bank at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PEA Capital, LLC ("PEA"), an affiliate of the Manager, and the Trust, PEA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the year ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PEA Value Fund.........................................     0.75%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ PEA Value Fund.........................................   $42,819      $77,556      $16,745

  In connection with a settlement with the Securities and Exchange Commission during the period, PEA reimbursed the Fund $28,737 for past commissions charged on security transactions. The reimbursement had a 0.02% effect on the Fund's total return during the period.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee,

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $8,183 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   USAZ PIMCO PEA Value Fund...................................  $183,225,447   $141,092,266

5. BOARD CONSIDERATION OF SUBADVISORY AGREEMENT

  At a telephonic meeting held on April 26, 2005, and at an "in person" meeting held on June 22, 2005, the trustees unanimously approved (subject to shareholder approval) a new subadvisory agreement between the Adviser and Oppenheimer Capital LLC ("OpCap"), appointing OpCap as subadviser of the Funds and replacing PEA. At such meetings, the trustees reviewed materials furnished by the Adviser pertaining to OpCap and other potential subadvisers.

  In reaching its determination, the Board considered the recommendation of the Adviser that the Board select OpCap as subadviser to the Fund. The Adviser, as manager of all of the series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Adviser has adopted policies and procedures to assist it in the process of analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Adviser in deciding which investment advisers to select. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Adviser to monitor the investment performance and other responsibilities of the subadviser.

  As part of its ongoing obligation to monitor and evaluate the performance of the Funds' subadviser, the Adviser recently completed a review of PEA's management of the Funds. The Adviser's review and evaluation of PEA focused on
  (1) the performance of the Funds; (2) the recent departure of key investment personnel from PEA; and (3) the ability of the Funds, as currently managed, to attract and retain investors and to grow their assets. In its recommendation, the Adviser explained to the Board that the primary reasons for recommending a change were the departure of certain key investment personnel from PEA, and PEA's decision to retain OpCap as the investment adviser to PEA's mutual funds.

  Having carefully considered the Adviser's recommendations, the Board, including a majority of the trustees who were not interested persons of the Adviser, PEA or OpCap, approved the termination of the subadvisory agreement with PEA and the appointment of OpCap to serve as the new subadviser to the Funds. In deciding to approve OpCap as the Funds' subadviser, the Board considered particularly the experience, track record, and depth of OpCap's investment management personnel. The Board also noted OpCap's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Adviser's report and experience with OpCap, the proposed change to OpCap as the subadviser, would likely benefit the Funds and their respective shareholders.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Adviser also discussed the proposed subadvisory fee payable to OpCap. It was noted that subadvisory fees paid to OpCap would be the same as those currently paid to PEA. The Board was aware that, because the subadviser is paid out of the management fee paid to the Adviser, a change of subadvisers, in and of itself, would not result in any change in the advisory fees paid by shareholders of the Funds.

  Based upon its review, the Board concluded that the fees to be paid to OpCap were reasonable. The Adviser, on behalf of the Board, endeavored to obtain information on the anticipated profitability of OpCap in connection with its relationship with the Funds. The Adviser was unable to obtain such information. However, given the close relationship between PEA and OpCap, and the Board's earlier consideration and conclusion that the profitability to PEA was not excessive, it was not unreasonable for the Board to conclude that the OpCap profitability would also not be excessive, since the OpCap fees will be no greater than those charged by PEA. The trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the trustees determined that there was no evidence that the level of such profitability attributable to OpCap subadvising the Funds was excessive.

  The trustees noted that the fee schedule in the subadvisory agreement with OpCap contains a "breakpoint" that reduces the fee rate on assets above $250 million. The trustees also noted that the assets in the Fund as of June 30, 2005 were approximately $235 million. $262,249 in fees was paid to PEA on June 30, 2005.

  The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Funds. Having taken these factors into account, the Board concluded that the breakpoints in the Funds' subadvisory fee rate schedules were acceptable.

  The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the subadvisory agreement with OpCap at a meeting to be held prior to December 31, 2005, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee should be modified to reflect such economies of scale, if any.

  The Board also reviewed OpCap's code of ethics and noted that OpCap to date had not been implicated in improper market timing or late trading activities.

  In reviewing the other various matters listed above, the Board concluded that OpCap was a recognized firm capable of competently managing the Funds; that the nature, extent and quality of services that OpCap could provide were at a level at least equal to the services that could be provided by PEA; that OpCap was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of OpCap (based upon the historical "track records" of comparable funds) was at least satisfactory.

  The Board, including a majority of the independent trustees, with the assistance of independent counsel to the independent trustees, considered whether to approve the OpCap subadvisory agreement to add OpCap as subadviser of the Funds in light of its experience in governing the Trust and working with the Adviser and the subadvisers on matters relating to the Funds of the Trust. The independent trustees are trustees who are not "interested persons" of the Funds within the meaning of the Investment Company Act, and are not employees of or affiliated with the Funds.

  Prior to voting, the Board reviewed the proposed approval of the portfolio management agreement with the Adviser and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent trustees also discussed the proposed approval in a private session with such counsel at which no representatives of the Adviser were present. In reaching their determinations relating to the approval of the portfolio management agreement, the Board considered all factors they believed relevant. The Board based its decision to approve the agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the proposed new subadvisory arrangement between

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PEA VALUE FUND
(FORMERLY KNOWN AS USAZ PIMCO PEA VALUE FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  OpCap and the Adviser was reasonable and in the best interests of the Funds and they approved OpCap as the Funds' new subadviser, subject to shareholder approval, effective on or about September 2, 2005. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements.

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                            USAZ(R) SALOMON BROTHERS
                              LARGE CAP GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statement of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                        Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Salomon Brothers Large Cap Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Salomon Brothers Large Cap Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Salomon Brothers Large Cap Growth
     Fund.................................    $1,000.00       $1,000.00          $5.95               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Salomon Brothers Large Cap Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Salomon Brothers Large Cap Growth
     Fund.................................    $1,000.00       $1,018.84          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Salomon Brothers Large Cap Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND  NET ASSETS*
   -------------------------------------------  -----------
   Banking/Financial Services................        6.7%
   Beverages.................................        3.1
   Biotechnology.............................       10.7
   Computers.................................       15.2
   E-Commerce................................       10.4
   Electronics...............................       13.1
   Food......................................        2.6
   Health Care...............................        2.7
   Household.................................        4.3
   Insurance.................................        6.0
   Manufacturing.............................        2.6
   Media.....................................        3.8
   Pharmaceuticals...........................        9.2
   Retail/Wholesale..........................        5.4
   Travel/Entertainment......................        2.5
   Federal Home Loan Bank....................        2.1
   Short-Term Investments....................       32.4
                                                   -----
                                                   132.8%
                                                   =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM BLUE CHIP FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (98.3%):
Banking/Financial Services (6.7%):
   107,200   Merrill Lynch & Company,
               Inc. .....................  $  5,897,072
    94,900   Morgan Stanley..............     4,979,403
                                           ------------
                                             10,876,475
                                           ------------
Beverages (3.1%):
   122,500   Coca-Cola Co. ..............     5,114,375
                                           ------------
Biotechnology (10.7%):
   124,100   Amgen, Inc.*(+).............     7,503,086
   123,700   Genentech, Inc.*(+).........     9,930,636
                                           ------------
                                             17,433,722
                                           ------------
Computers (15.2%):
   108,200   Akamai Technologies,
               Inc.*(+)..................     1,420,666
   214,300   Cisco Systems, Inc.*(+).....     4,095,273
   140,800   Dell, Inc.*(+)..............     5,563,008
    46,400   Electronic Arts, Inc.*(+)...     2,626,704
   168,400   Juniper Networks, Inc.*.....     4,240,312
   183,700   Microsoft Corp. ............     4,563,108
   154,600   Red Hat, Inc.*(+)...........     2,025,260
                                           ------------
                                             24,534,331
                                           ------------
E-Commerce (10.4%):
   247,500   Amazon.com, Inc.*(+)........     8,187,300
   107,200   eBay, Inc.*(+)..............     3,538,672
   214,300   IAC/InterActiveCorp*(+).....     5,153,915
                                           ------------
                                             16,879,887
                                           ------------
Electronics (13.1%):
   214,300   Intel Corp.(+)..............     5,584,658
   306,100   Motorola, Inc. .............     5,589,386
   247,500   Texas Instruments,
               Inc.(+)...................     6,947,325
   122,500   Xilinx, Inc.(+).............     3,123,750
                                           ------------
                                             21,245,119
                                           ------------
Food (2.6%):
    62,000   Wm. Wrigley Jr. Co. ........     4,268,080
                                           ------------
Health Care (2.7%):
    68,000   Johnson & Johnson...........     4,420,000
                                           ------------
Household (4.3%):
   136,500   Gillette Co. ...............     6,910,995
                                           ------------
Insurance (6.0%):
    74,300   American International
               Group, Inc.(+)............     4,316,830
        66   Berkshire Hathaway, Inc.*...     5,511,000
                                           ------------
                                              9,827,830
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Manufacturing (2.6%):
   122,500   General Electric Co. .......  $  4,244,625
                                           ------------
Media (3.8%):
   372,200   Time Warner, Inc.*(+).......     6,219,462
                                           ------------
Pharmaceuticals (9.2%):
   114,800   Biogen Idec, Inc.*..........     3,954,860
    91,800   Eli Lilly & Co. ............     5,114,178
   214,300   Pfizer, Inc. ...............     5,910,394
                                           ------------
                                             14,979,432
                                           ------------
Retail/Wholesale (5.4%):
    60,800   Bed Bath & Beyond, Inc.*....     2,540,224
   160,800   Home Depot, Inc. ...........     6,255,120
                                           ------------
                                              8,795,344
                                           ------------
Travel/Entertainment (2.5%):
   159,000   Walt Disney Co.(+)..........     4,003,620
                                           ------------
  Total Common Stocks
    (Cost $153,443,738)                     159,753,297
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (2.1%):
Federal Home Loan Bank (2.1%):
 3,456,000   2.59%, 7/1/05(b)............     3,456,000
                                           ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $3,456,000)
                                              3,456,000
                                           ------------
DEPOSIT ACCOUNT (0.0%):
       828   NTRS London Deposit
               Account...................           828
                                           ------------
  Total Deposit Account
    (Cost $828)                                     828
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (32.4%):
52,624,994   Allianz Dresdner Daily
               Asset Fund+...............    52,624,994
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $52,624,994)                       52,624,994
                                           ------------
  Total Investments
    (Cost $209,525,560)(a)--132.8%          215,835,119
  Net Other Assets/(Liabilities)--(32.8)%   (53,320,971)
                                           ------------
  Net Assets--100.0%                       $162,514,148
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005

+  Investment in affiliate.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 8,753,632
    Unrealized depreciation...................   (3,227,000)
                                                -----------
    Net unrealized appreciation...............  $ 5,526,632
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2005.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                              USAZ SALOMON BROTHERS
                                                              LARGE CAP GROWTH FUND
                                                               (FORMERLY KNOWN AS
                                                                  USAZ AIM BLUE
                                                                   CHIP FUND)
                                                              ---------------------
ASSETS
Investments, at cost........................................      $156,900,566
Investments in affiliates, at cost..........................        52,624,994
                                                                  ============
Investments, at value.......................................      $163,210,125
Investments in affiliates, at value*........................        52,624,994
Interest and dividends receivable...........................            72,923
Prepaid expenses............................................               899
                                                                  ------------
  Total Assets..............................................       215,908,941
                                                                  ------------
LIABILITIES
Payable for investments purchased...........................           610,289
Payable for return of collateral received...................        52,624,994
Manager fees payable........................................           104,262
Distribution fees payable...................................            33,417
Other accrued liabilities...................................            21,831
                                                                  ------------
  Total Liabilities.........................................        53,394,793
                                                                  ------------
NET ASSETS..................................................      $162,514,148
                                                                  ============
NET ASSETS CONSIST OF:
  Capital...................................................       150,162,376
  Undistributed net investment income/(loss)................           546,606
  Net realized gains/(losses) on investment transactions....         5,495,607
  Net unrealized appreciation/(depreciation) on
     investments............................................         6,309,559
                                                                  ------------
NET ASSETS..................................................      $162,514,148
                                                                  ============
Shares of beneficial interest...............................        15,475,436
Net Asset Value (offering and redemption price per share)...      $      10.50
                                                                  ============

------------

*    Includes securities on loan of $50,781,393.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                              USAZ SALOMON BROTHERS
                                                              LARGE CAP GROWTH FUND
                                                               (FORMERLY KNOWN AS
                                                                  USAZ AIM BLUE
                                                                   CHIP FUND)
                                                              ---------------------
INVESTMENT INCOME:
Interest....................................................       $    19,278
Dividends...................................................           827,032
Income from securities lending..............................             6,498
                                                                   -----------
  Total Investment Income...................................           852,808
                                                                   -----------
EXPENSES:
Manager fees................................................           577,049
Administration fees.........................................            59,305
Distribution fees...........................................           180,327
Audit fees..................................................             6,845
Custodian fees..............................................            11,786
Legal fees..................................................             9,928
Shareholder reports.........................................            13,384
Other expenses..............................................            17,998
                                                                   -----------
     Total expenses before waivers/reimbursements...........           876,622
     Less expenses waived/reimbursed by the Manager.........           (11,049)
                                                                   -----------
     Net Expenses...........................................           865,573
                                                                   -----------
NET INVESTMENT INCOME/(LOSS)................................           (12,765)
                                                                   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......         6,027,715
Change in unrealized appreciation/(depreciation) on
  investments...............................................        (5,865,790)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...           161,925
                                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       $   149,160
                                                                   ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   USAZ SALOMON BROTHERS
                                                                   LARGE CAP GROWTH FUND
                                                                     (FORMERLY KNOWN AS
                                                                  USAZ AIM BLUE CHIP FUND)
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    (12,765)     $    559,371
  Net realized gains/(losses) on investments and foreign
     currency...............................................       6,027,715           518,315
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currency.......................      (5,865,790)        4,521,856
                                                                ------------      ------------
  Change in net assets from operations......................         149,160         5,599,542
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      32,123,502        69,923,597
  Proceeds from dividends reinvested........................              --            19,029
  Cost of shares redeemed...................................      (5,470,570)       (6,062,693)
                                                                ------------      ------------
  Change in net assets from capital transactions............      26,652,932        63,879,933
                                                                ------------      ------------
  Change in net assets......................................      26,802,092        69,479,475
NET ASSETS:
  Beginning of period.......................................     135,712,056        66,232,581
                                                                ------------      ------------
  End of period.............................................    $162,514,148      $135,712,056
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    546,606      $    559,371
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       3,072,240         6,966,205
  Dividends reinvested......................................              --             1,892
  Shares redeemed...........................................        (527,617)         (622,286)
                                                                ------------      ------------
  Change in shares..........................................       2,544,623         6,345,811
                                                                ============      ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM BLUE CHIP FUND)
FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED
                                                    SIX MONTHS ENDED      DECEMBER 31,      MAY 1, 2002 TO
                                                        JUNE 30,       ------------------    DECEMBER 31,
                                                          2005           2004      2003        2002(A)
                                                    ----------------   --------   -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  10.50       $  10.06   $  8.09      $ 10.00
                                                        --------       --------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................            --           0.04          *          --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................            --           0.40      1.97        (1.91)
                                                        --------       --------   -------      -------
  Total from Investment Activities................            --           0.44      1.97        (1.91)
                                                        --------       --------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --             --        --*          --*
                                                        --------       --------   -------      -------
  Total Dividends.................................            --             --        --*          --*
                                                        --------       --------   -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  10.50       $  10.50   $ 10.06      $  8.09
                                                        --------       --------   -------      -------
TOTAL RETURN**(b).................................          0.00%          4.37%    24.39%      (19.08)%
                                                        ========       ========   =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $162,514       $135,712   $66,233      $11,680
Net Investment Income/(Loss)(c)...................         (0.02)%         0.56%     0.06%        0.05%
Expenses Before Waivers/Reimbursements***(c)......          1.22%          1.24%     1.38%        2.88%
Expenses Net of Waivers/Reimbursements(c).........          1.20%          1.19%     1.15%        1.15%
Portfolio Turnover Rate...........................         86.59%(d)      31.73%    19.22%       46.38%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  On May 2, 2005 the USAZ AIM Blue Chip Fund became the USAZ
     Salomon Brothers large Cap Growth Fund.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM BLUE CHIP FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Salomon Brothers Large Cap Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Salomon Brothers Large Cap Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM BLUE CHIP FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FUTURES CONTRACTS

  The Fund may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM BLUE CHIP FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Salomon Brothers Large Cap Growth Fund.................  $52,624,994      $50,781,393

  The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Salomon Brothers Asset Management ("Salomon Brothers") and the Trust, Salomon provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. AIM Capital Management, Inc. provided investment advisory services as Subadvisor for the Fund prior to May 2, 2005. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Salomon Brothers Large Cap Growth Fund.................     0.80%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2005   12/31/2006   12/31/2007   12/31/2008
                                                             ----------   ----------   ----------   ----------
   USAZ Salomon Brothers Large Cap Growth Fund.............   $76,817      $73,663      $56,263      $11,049

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of USAllianz Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2005, the Agent received $4,210 in fees for acting as the Securities Lending Agent.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $4,933 was paid from the Fund relating to these fees and expenses.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM BLUE CHIP FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that Service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $5,823 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   USAZ Salomon Brothers Large Cap Growth Fund.................  $152,244,097   $122,364,198

5. BOARD CONSIDERATION OF SUBADVISORY AGREEMENT

  At an in-person meeting of the Board held on February 26, 2005, the trustees unanimously approved a subadvisory agreement between USAllianz Advisers and Salomon Brothers ("SaBAM") to appoint SaBAM as subadviser of the Fund. At such meeting, and at a telephonic Board meeting held February 9, 2005, the trustees reviewed materials furnished by USAllianz Advisers, SaBAM and other potential subadvisers.

  In reaching its determination, the Board considered the recommendation of USAllianz Advisers that the Board select SaBAM as subadviser to the Fund. The Trust operates pursuant to a "manager of managers" Exemptive Order from the SEC, and USAllianz Advisers, as manager of all of the series of the Trust, is charged with researching and recommending subadvisers for the Trust.

  USAllianz Advisers' has adopted policies and procedures to assist it in the process of analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by USAllianz Advisers in deciding which investment advisers to select. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by USAllianz Advisers to monitor the investment performance and other responsibilities of the subadviser.

  USAllianz Advisers explained to the Board that the primary reason for recommending a change in subadvisers was performance versus peer group. Other factors that were material to the decision to change subadvisers included below average marketing support from AIM.

  USAllianz Advisers presented information to the Board regarding several potential subadvisers, providing information such as performance versus peer group for 1, 3, 5 and 10 year periods and rolling averages for one-year periods and statistics such as R2, alpha, beta, standard deviation, up market capture, down market capture, and "style map" information. USAllianz Advisers presented the results of these analyses to the Board. USAllianz Advisers noted that a fund managed by SaBAM which is comparable to the Fund performed very well as measured by the analyses.

  USAllianz Advisers noted SaBAM's ability to generate good performance, that they use a sector neutral investment style, and that SaBAM has excellent stock selection skills.

  USAllianz Advisers also discussed the proposed subadvisory fee payable to SaBAM, and contrasted this to the fee paid to AIM for managing the Fund. It was noted that subadvisory fees would be lower than those currently paid to AIM. The Board was aware that, because the subadviser is paid out of the management fee paid to USAllianz Advisers, a change of subadvisers, in and of itself, would not result in any change in the advisory fees paid by shareholders of the Fund.

  Based upon its review, the Board concluded that the fees to be paid to SaBAM were reasonable. USAllianz Advisers, on behalf of the Board, endeavored to obtain information on the anticipated profitability of SaBAM in connection with its relationship with the Fund. USAllianz Advisers was unable to obtain such information. USAllianz Advisers also assured the Board that the agreement with SaBAM was negotiated on an "arm's length" basis, so that arguably, such profitability information should be less relevant to the Board. The Board recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Board determined that there was no evidence that the level of such profitability attributable to SaBAM subadvising the Fund was excessive.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM BLUE CHIP FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  In reviewing the other various matters listed above, the Board concluded that SaBAM was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that SaBAM could provide were at a level at least equal to the services that could be provided by AIM; that SaBAM was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of SaBAM (based upon the historical "track records" of a comparable fund) was at least satisfactory.

  The trustees noted that the fee schedule in the subadvisory agreement with SaBAM contains "breakpoints" that reduce the fee rate on assets above $250 million. The trustees also noted that the assets in the Fund at the end of 2004 were approximately $136 million. SaBAM may realize certain economies of scale as the Fund grows larger, which may at least be partially reflected in the "breakpoints" described above.

  The trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Fund. Having taken these factors into account, the trustees concluded that the breakpoints in the Fund's subadvisory fee rate schedule were acceptable.

  The Board receives quarterly reports on the level of Fund assets. It expects to review the subadvisory agreement with SaBAM, pursuant to the requirements of Section 15(c) of the 1940 Act, at a meeting to be held prior to December 31, 2005, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee should be modified to reflect such economies of scale, if any.

  The Board also reviewed SaBAM's code of ethics and noted that SaBAM to date had not been implicated in improper market timing or late trading activities.

  The Board, including a majority of the independent trustees, with the assistance of independent counsel to the independent trustees, considered whether to approve the SaBAM subadvisory agreement to add SaBAM as subadviser of the Fund in light of its experience in governing the Trust and working with the USAllianz Advisers and the subadvisers on matters relating to the funds of the Trust.

  Prior to voting, the trustees reviewed the proposed approval of the portfolio management agreement with USAllianz Advisers and with experienced counsel who are independent of USAllianz Advisers and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent trustees also discussed the proposed approval in private sessions with such counsel at which no representatives of USAllianz Advisers were present. In reaching their determinations relating to the approval of the portfolio management agreement, the trustees considered all factors they believed relevant. The Board based its decision to approve the agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The trustees determined that the proposed new subadvisory arrangement between SaBAM and USAllianz Advisers was reasonable and in the best interests of the Fund and they approved SaBAM as the Fund's new subadviser effective April 4, 2005. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements.

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ AIM BLUE CHIP FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and
  (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                            USAZ(R) SALOMON BROTHERS
                              SMALL CAP GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statements of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                        Notes to the Financial Statements
                                     Page 10

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Salomon Brothers Small Cap Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Salomon Brothers Small Cap Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Salomon Brothers Small Cap Growth
     Fund.................................    $1,000.00       $1,081.00          $2.31               1.35%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Salomon Brothers Small Cap Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/2/05          6/30/05      5/2/05 - 6/30/05   5/2/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Salomon Brothers Small Cap Growth
     Fund.................................    $1,000.00       $1,006.00          $2.23               1.35%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Salomon Brothers Small Cap Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                      PERCENT OF
   USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND       NET ASSETS*
   -------------------------------------------       ------------
   Banking/Financial Services......................       8.3%
   Beverages.......................................       0.5
   Computers.......................................       5.3
   Construction....................................       1.4
   E-Commerce......................................       0.8
   Electronics.....................................       4.1
   Energy..........................................       0.5
   Food............................................       2.3
   Health Care.....................................      11.5
   Industrial......................................       6.8
   Manufacturing...................................       0.4
   Media...........................................       2.1
   Minerals........................................       1.2
   Oil & Gas.......................................       5.3
   Pharmaceuticals.................................       8.4
   Real Estate Investment Trusts...................       3.8
   Retail/Wholesale................................       4.3
   Services........................................       3.4
   Technology......................................       6.4
   Telecommunications..............................      12.0
   Travel/Entertainment............................       2.3
   Federal Home Loan Bank..........................       8.8
   Short-Term Investments..........................      27.0
                                                        -----
                                                        126.9%
                                                        =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                             FAIR
 SHARES                                      VALUE
---------                                 -----------
COMMON STOCKS (91.1%):
Banking & Financial Services (7.2%):
    1,440   Affiliated Managers Group,
              Inc.*(+)..................  $    98,395
      700   Aspen Insurance Holdings,
              Ltd. .....................       19,292
      510   City National Corp. ........       36,572
    2,400   Cullen/Frost Bankers,
              Inc. .....................      114,360
    1,440   Downey Financial Corp. .....      105,408
    2,200   East West Bancorp, Inc. ....       73,898
    2,300   IPC Holdings, Ltd. .........       91,126
    1,250   Platinum Underwriter
              Holdings, Ltd. ...........       39,775
    1,450   UCBH Holdings, Inc. ........       23,548
    8,200   Universal American Financial
              Corp.*....................      185,484
    2,300   Westamerica
              Bankcorporation...........      121,463
                                          -----------
                                              909,321
                                          -----------
Beverages (0.5%):
    2,900   Cott Corp.*(+)..............       63,307
                                          -----------
Computers (5.3%):
    5,500   Akamai Technologies,
              Inc.*(+)..................       72,215
    2,900   Avocent Corp.*..............       75,806
   11,000   Digitas, Inc.*..............      125,510
    3,000   Hyperion Solutions Corp.*...      120,720
    8,500   NetIQ Corp.*(+).............       96,475
   27,700   TIBCO Software, Inc.*.......      181,158
                                          -----------
                                              671,884
                                          -----------
Construction (1.4%):
    7,600   Chicago Bridge & Iron
              Company N.V., NY Shares...      173,736
                                          -----------
E-Commerce (0.8%):
    1,900   Ctrip.com International,
              Ltd.(+)...................       96,672
                                          -----------
Electronics (5.2%):
   45,800   Applied Micro Circuits
              Corp.*....................      117,248
    8,500   ASE Test, Ltd.*(+)..........       54,740
    6,500   Dolby Laboratories, Inc.,
              Class A*..................      143,390
   24,600   SkillSoft plc*..............       84,870
  192,500   Zarlink Semiconductor,
              Inc.*.....................      259,875
                                          -----------
                                              660,123
                                          -----------
Energy (0.5%):
    4,200   KFx, Inc.*(+)...............       60,018
                                          -----------
Food (2.3%):
    3,500   Hain Celestial Group,
              Inc.*(+)..................       68,250
    1,360   Outback Steakhouse, Inc. ...       61,526
    4,000   Steak n Shake Co.*..........       74,480
    2,900   United Natural Foods,
              Inc.*.....................       88,073
                                          -----------
                                              292,329
                                          -----------
Health Care (11.5%):
    4,000   Advanced Medical Optics,
              Inc.*.....................      159,000
    7,500   CuraGen Corp.*(+)...........       38,550
    2,900   Cytyc Corp.*................       63,974
    7,100   DJ Orthopedics, Inc.*.......      194,753
    2,000   Health Net, Inc.*...........       76,320
    3,800   Herbalife, Ltd.*............       82,118
      630   InterMune, Inc.*(+).........        8,215
    6,700   LifePoint Hospitals,
              Inc.*.....................      338,484
    2,230   Molina Healthcare, Inc.*....       98,700
    2,200   PacifiCare Health Systems,
              Inc.*.....................      157,190
    3,100   Protein Design Labs,
              Inc.*.....................       62,651
    6,000   ViaCell, Inc.*(+)...........       63,900
    1,750   WellCare Health Plans,
              Inc.*.....................       62,143
    2,300   Wright Medical Group,
              Inc.*.....................       61,410
                                          -----------
                                            1,467,408
                                          -----------

                                             FAIR
 SHARES                                      VALUE
---------                                 -----------
COMMON STOCKS, CONTINUED
Industrial (6.8%):
    1,440   CARBO Ceramics, Inc. .......  $   113,702
    3,500   Cymer, Inc.*................       92,225
    1,900   Cytec Industries, Inc. .....       75,620
    2,900   Minerals Technologies,
              Inc. .....................      178,640
    4,600   MSC Industrial Direct
              Company, Inc., Class A*...      155,250
    3,500   Stewart & Stevenson
              Services, Inc. ...........       79,310
    1,400   The Scotts Miracle-Gro Co.,
              Class A*..................       99,694
    1,440   The Valspar Corp.(+)........       69,538
                                          -----------
                                              863,979
                                          -----------
Manufacturing (0.4%):
    1,800   Herman Miller, Inc. ........       55,512
                                          -----------
Media (2.1%):
    1,250   DreamWorks Animation SKG,
              Inc.*.....................       32,750
    7,600   SINA Corp.*.................      212,040
    2,020   Tom Online, Inc.*...........       26,038
                                          -----------
                                              270,828
                                          -----------
Minerals (1.2%):
    3,200   Apex Silver Mines,
              Ltd.*(+)..................       43,968
    4,800   Compass Minerals
              International, Inc. ......      112,320
                                          -----------
                                              156,288
                                          -----------
Oil & Gas (5.3%):
      510   Atwood Oceanics, Inc.*......       31,396
    1,900   Cheniere Energy, Inc.*(+)...       59,090
    1,900   Comstock Resources,
              Inc.**....................       48,051
    1,440   Encore Acquisition
              Co.*(+)...................       59,040
   10,400   Grey Wolf, Inc.*(+).........       77,064
   13,100   Key Energy Services,
              Inc.*.....................      158,510
    2,900   Plains Exploration &
              Production Co.*...........      103,037
      830   Range Resources Corp. ......       22,327

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                             FAIR
 SHARES                                      VALUE
---------                                 -----------
COMMON STOCKS, CONTINUED
Oil & Gas, continued
      820   Todco, Class A*.............  $    21,049
    1,750   Universal Compression
              Holdings, Inc.*...........       63,420
    1,100   Veritas DGC, Inc.*..........       30,514
                                          -----------
                                              673,498
                                          -----------

Pharmaceuticals (8.4%):
    6,700   Abgenix, Inc.*(+)...........       57,486
    1,440   American Pharmaceutical
              Partners, Inc.*(+)........       59,400
    2,000   Andrx Corp.*................       40,620
    3,400   Connetics Corp.*(+).........       59,976
    1,600   Cubist Pharmaceuticals,
              Inc.*(+)..................       21,072
    2,500   CV Therapeutics, Inc.*(+)...       56,050
    4,000   Impax Laboratories,
              Inc.*(+)..................       62,800
   15,200   Inspire Pharmaceuticals,
              Inc.*(+)..................      127,984
    7,100   Ista Pharmaceuticals,
              Inc.*(+)..................       59,072
    7,300   Mannkind Corp.*(+)..........       73,365
   13,600   Nektar Therapeutics*(+).....      229,024
   10,200   NPS Pharmaceuticals,
              Inc.*(+)..................      115,770
    3,220   Tanox, Inc.*(+).............       37,738
    3,800   Telik, Inc.*(+).............       61,788
                                          -----------
                                            1,062,145
                                          -----------
Real Estate Investment Trusts (3.8%):
    1,250   Alexandria Real Estate
              Equities, Inc. ...........       91,813
    5,300   American Financial Realty
              Trust.....................       81,514
    2,000   Ashford Hospitality Trust...       21,600
    1,250   BioMed Realty Trust,
              Inc. .....................       29,813
      230   Centerpoint Properties
              Corp. ....................        9,729
    1,750   Cousins Properties, Inc. ...       51,765
      860   Global Signal, Inc. ........       32,379
    1,440   Gramercy Capital Corp.(+)...       35,222
    2,300   PS Business Parks, Inc. ....      102,234
    1,250   United Dominion Realty
              Trust, Inc. ..............       30,063
                                          -----------
                                              486,132
                                          -----------
Retail/Wholesale (4.3%):
    3,500   AnnTaylor Stores Corp.*.....       84,979
    2,900   Cabelas, Inc., Class
              A*(+).....................       61,944
    5,900   Gymboree Corp.*.............       80,594
    1,850   Men's Wearhouse, Inc.*......       63,696
    3,500   Prestige Brands Holdings,
              Inc.*.....................       68,250
    1,750   Reebok International,
              Ltd. .....................       73,203
    1,000   SCP Pool Corp. .............       35,090
    4,200   West Marine, Inc.*(+).......       75,852
                                          -----------
                                              543,608
                                          -----------

                                             FAIR
 SHARES                                      VALUE
---------                                 -----------
COMMON STOCKS, CONTINUED
Services (3.4%):
    5,000   CSG Systems International,
              Inc.*.....................  $    94,900
    4,200   R.H. Donnelley Corp.*.......      260,316
    3,900   Wright Express Corp.*(+)....       72,033
                                          -----------
                                              427,249
                                          -----------
Technology (6.4%):
   15,700   Adaptec, Inc.*(+)...........       60,916
    6,272   ChipMOS Technologies
              (Bermuda), Ltd.*(+).......       41,458
    5,300   Micrel, Inc.*...............       61,056
    2,200   ProQuest Co.*...............       72,138
    3,700   RADWARE, Ltd.*(+)...........       66,896
    9,400   RSA Security, Inc.*(+)......      107,912
   13,000   Sohu.com, Inc.*(+)..........      284,960
   22,000   WebMethods, Inc.*...........      123,200
                                          -----------
                                              818,536
                                          -----------
Telecommunications (12.0%):
   14,414   ADC Telecommunications
              Inc.*(+)..................      313,793
    9,400   Arris Group, Inc.*(+).......       81,874
   19,300   Cincinnati Bell, Inc.*......       82,990
    7,500   Citizens Communications
              Co. ......................      100,800
    1,250   Commonwealth Telephone
              Enterprises, Inc.*(+).....       52,388
      400   Crown Castle International
              Corp.*....................        8,128
      710   Hurray! Holding Company,
              Ltd.*(+)..................        7,157
    2,700   InPhonic, Inc.*(+)..........       41,526
    1,940   Kongzhong Corp., ADR*.......       17,751
    1,840   New Skies Satellites
              Holdings, Ltd. ...........       36,524
    3,000   Nextel Partners, Inc., Class
              A*........................       75,510
    7,500   Polycom, Inc.*..............      111,825
    4,800   SpectraSite, Inc.*..........      357,263
   12,400   Tekelec*(+).................      208,320
    6,500   US Unwired, Inc.*(+)........       37,830
                                          -----------
                                            1,533,679
                                          -----------
Travel/Entertainment (2.3%):
    4,600   Marvel Enterprises,
              Inc.*(+)..................       90,712
    2,300   Station Casinos, Inc.*......      152,720
    2,000   The9 Limited, ADR*(+).......       52,080
                                          -----------
                                              295,512
                                          -----------
  Total Common Stocks
    (Cost $11,027,488)                     11,581,764
                                          -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (8.8%):
FEDERAL HOME LOAN BANK (8.8%):
1,122,000   2.59%, 7/1/05(b)............    1,122,000
                                          -----------
  Total U.S. Government Sponsored
    Enterprise
    (Cost $1,122,000)
                                            1,122,000
                                          -----------

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                             FAIR
 SHARES                                      VALUE
---------                                 -----------
COLLATERAL FOR SECURITIES ON LOAN (27.0%):
3,427,847   Northern Trust Liquid
              Institutional Asset
              Portfolio.................  $ 3,427,847
                                          -----------
  Total Collateral for Securities on
    Loan
    (Cost $3,427,847)
                                            3,427,847
                                          -----------
  Total Investments
    (Cost $15,577,335)(a)--126.9%          16,131,611
  Net Other
Assets/(Liabilities)--(26.9)%             (3,416,040)
                                          -----------
  Net Assets--100.0%                      $12,715,571
                                          ===========


------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 726,439
    Unrealized depreciation...................   (172,163)
                                                ---------
    Net unrealized appreciation...............  $ 554,276
                                                =========

(b) The rate presented represents the effective yield at June 30, 2005.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                     USAZ
                                                               SALOMON BROTHERS
                                                               SMALL CAP GROWTH
                                                                     FUND
                                                               ----------------
ASSETS
Investments, at cost........................................     $15,577,335
                                                                 ===========
Investments, at value*......................................     $16,131,611
Interest and dividends receivable...........................           4,703
Receivable for investments sold.............................         103,355
Prepaid expenses............................................              63
                                                                 -----------
  Total Assets..............................................      16,239,732
                                                                 -----------

LIABILITIES
Payable to custodian........................................           3,805
Payable for investments purchased...........................          79,354
Payable for return of collateral received...................       3,427,847
Manager fees payable........................................           6,490
Distribution fees payable...................................           2,163
Other accrued liabilities...................................           4,502
                                                                 -----------
  Total Liabilities.........................................       3,524,161
                                                                 ===========
NET ASSETS..................................................     $12,715,571
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital...................................................     $12,090,078
  Undistributed net investment income/(loss)................          10,058
  Net realized gains/(losses) on investment transactions....          61,159
  Net unrealized appreciation/(depreciation) on
     investments............................................         554,276
                                                                 -----------
NET ASSETS..................................................     $12,715,571
                                                                 ===========
Shares of beneficial interest...............................       1,175,745
Net Asset Value (offering and redemption price per share)...     $     10.81
                                                                 ===========

------------

*    Includes securities on loan of $3,307,173.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005
(UNAUDITED)

                                                                    USAZ
                                                              SALOMON BROTHERS
                                                              SMALL CAP GROWTH
                                                                    FUND
                                                              ----------------
INVESTMENT INCOME:
Interest....................................................      $  5,256
Dividends...................................................        23,026
Income from securities lending..............................           295
                                                                  --------
     Total Investment Income................................        28,577
                                                                  --------
EXPENSES:
Manager fees................................................        11,660
Administration fees.........................................         1,409
Distribution fees...........................................         3,429
Custodian fees..............................................         1,880
Shareholder reports.........................................           485
Other expenses..............................................         1,228
                                                                  --------
     Total expenses before waivers/reimbursements...........        20,091
     Less expenses waived/reimbursed by the Manager.........        (1,572)
                                                                  --------
     Net Expenses...........................................        18,519
                                                                  --------
NET INVESTMENT INCOME/(LOSS)................................        10,058
                                                                  --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......        61,159
Change in unrealized appreciation/(depreciation) on
  investments...............................................       554,276
                                                                  --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       615,435
                                                                  --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $625,493
                                                                  ========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                 USAZ SALOMON
                                                              BROTHERS SMALL CAP
                                                                 GROWTH FUND
                                                              ------------------
                                                                MAY 2, 2005 TO
                                                                   JUNE 30,
                                                                   2005(A)
                                                              ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................     $    10,058
  Net realized gains/(losses) on investment transactions....          61,159
  Change in unrealized appreciation/(depreciation) on
     investments............................................         554,276
                                                                 -----------
  Change in net assets from operations......................         625,493
                                                                 -----------
CAPITAL TRANSACTIONS:
Proceeds from shares issued.................................      12,090,131
Cost of shares redeemed.....................................             (53)
                                                                 -----------
  Change in net assets from capital transactions............      12,090,078
                                                                 -----------
  Change in net assets......................................      12,715,571
NET ASSETS:
  Beginning of period.......................................              --
                                                                 -----------
  End of period.............................................     $12,715,571
                                                                 ===========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME....................................................     $    10,058
                                                                 ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       1,175,750
  Shares redeemed...........................................              (5)
                                                                 -----------
  Change in shares..........................................       1,175,745
                                                                 ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                    MAY 2, 2005 TO
                                                       JUNE 30,
                                                       2005(A)
                                                    --------------
                                                     (UNAUDITED)
INVESTMENT ACTIVITIES:
  Net Asset Value, Beginning of Period............     $ 10.00
                                                       -------
  Net Investment Income/(Loss)....................        0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.80
                                                       -------
  Total from Investment Activities................        0.81
                                                       -------
NET ASSET VALUE, END OF PERIOD....................     $ 10.81
                                                       =======
TOTAL RETURN*(b)..................................        8.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................     $12,716
Net Investment Income/(Loss)(c)...................        0.73%
Expenses Before Waivers/Reimbursements**(c).......        1.46%
Expenses Net of Waivers/Reimbursements(c).........        1.35%
Portfolio Turnover Rate...........................       19.25%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Salomon Brothers Small Cap Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Salomon Brothers Small Cap Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments are recorded on the basis of

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Salomon Brothers Small Cap Growth Fund.................  $3,427,847      $3,307,173

  The Fund received cash collateral for securities loaned. The cash was invested in the Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Salomon Brothers Asset Management ("Salomon") and the Trust, Salomon provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Salomon Brothers Small Cap Growth Fund.................     0.85%          1.35%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                   EXPIRES
                                                                  12/31/2008
                                                                  ----------
   USAZ Salomon Brothers Small Cap Growth Fund.................     $1,572

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses may be paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2005, no payments were made from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $112 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ Salomon Brothers Small Cap Growth Fund.................  $12,462,894   $1,496,565

5. APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENT

  The USAllianz Variable Insurance Products Trust (the "Trust") is a manager-of-managers fund, which means that the Trust's Manager (USAllianz Advisers, LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust's investment portfolios. The Trust's Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

  In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the Funds of the USAllianz Variable Insurance Products Trust (the "Funds") are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within variable

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  insurance products issued by Allianz Life and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

  The Trust's Manager has adopted policies and procedures to assist it in the process of analyzing each investment Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust's Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust's Board on its analysis at the regular quarterly meetings of the Board. Where warranted, the Manager will add or remove a particular Subadviser from a "watch" list that it maintains. There are no objective criteria for a Subadviser being placed on the "watch" list; this is purposeful so that the Manager can exercise its judgment on the types of factors that should be weighed and balanced in determining whether, under all of the circumstances, a Subadviser is properly fulfilling its responsibilities. During this past year, certain Subadvisers became embroiled in the mutual fund scandal and, in addition to objective criteria for determining whether a Subadviser was properly fulfilling its responsibilities, subjective consideration was given by the Manager and the Trust's Board to the reputational and other risk to the Trust and its shareholders that might ensue from continuing to subcontract with a Subadviser.

  In assessing the Manager's and Subadvisers' (collectively, the "Advisory Organizations") performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

  As required by the Investment Company Act of 1940 ("1940 Act"), the Trust's Board has reviewed and approved the Trust's Investment Management Agreement with the Manager (the "Advisory Agreement") and portfolio management agreements (the "Subadvisory Agreements") with the Subadvisers. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

  The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

  The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or "peer group" funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

  The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

  The Advisory and Subadvisory Agreements (collectively, the "Agreements") were approved at an in-person meeting of the Board of Trustees on February 25 and 26, 2005. In preparation for such meetings, the Trustees had requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent ("disinterested") Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreements, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, nor does the Board consider any one of them to be determinative.

  A new SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees during the most recent fiscal half-year. The "factors" enumerated by the SEC are set forth below in italics, as well as the Board's conclusions regarding such factors with a particular focus on those reached in connection with the approval of the Agreements for the three New
  Funds:

  (1) The nature, extent and quality of services provided by the Manager and Subadvisers.

  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund's business and other affairs. As the Trust is a manager-of-managers fund, the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust's investment portfolios. The Trust's Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

  The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager's role in coordinating the activities of the Trust's other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to each of the Funds under the Agreements.

  (2) The investment performance of the Funds, the Manager and the Subadvisers.

  In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  previous quarter, and previous one-, three- and five-year periods, and since inception. (Since none of the Funds have been in existence for five years, Trustees receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers' comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups.

  Telephonic Board of Trustees meetings were held on December 20, 2004 and February 9, 2005 at which time USAZ reported on various issues pertaining to certain Funds, and in particular, those Funds on the watch list, and its recommendations regarding the creation of three New Funds.

  At the February 25 and 26, 2005 Board meeting, the Trustees approved the creation of the three New Funds and related Agreements. These are the USAZ Jennison Growth Fund and USAZ Jennison 20/20 Focus Fund, for which the Subadviser is Jennison Associates, LLC; and the Salomon Brothers Small Cap Growth Fund, for which the Subadviser is Salomon Brothers Asset Management, Inc. The effective date of the Agreements pertaining to the three New Funds is May 1, 2005.

  In connection with the approvals of the Agreements at the February 25 and 26 meeting for the three New Funds, the Trustees determined that the investment performance of the new Subadvisers (based upon historical "track records" of comparable funds) was at least satisfactory.

  (3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds.

  The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to "cap" Fund expenses at certain levels, and information is provided to Trustees setting forth "contractual" advisory fees and "actual" fees after taking expense caps into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

  The Manager has also supplied information to the Board of Trustees pertaining to total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to "cap" Fund expenses at certain levels.

  Information on the three New Funds was supplied to Trustees in connection with the meeting of February 25 and 26, 2005. The information provided indicated that all three New Funds will have "actual" advisory fees from 6 to 15 basis points below the industry median, and total expense ratios (after fee caps) which will be from 19 to 24 basis points above the median.

  The Manager has committed to providing the Funds with a high quality of service and work to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the expense ratios of the New Funds were not unreasonable.

  The Manager provided information concerning the profitability of the Manager's investment advisory activities for the period from May, 2001 through the end of 2004 (estimated). The only advisory client of the Manager during such period was the Trust.

  The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation and the adviser's capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager's relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager's level of profitability from its relationship with each Fund was not excessive.

  The Manager, on behalf of the Board of Trustees, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. USAZ was unable to obtain meaningful profitability information from the unaffiliated Subadvisers. For example, USAZ was advised that profitability information was

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  not available from certain Subadvisers on a "per fund" basis. The Manager also assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it were negotiated on an "arm's length" basis, so that arguably, such profitability information should be less relevant to Trustees. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to subadvising the New Funds was excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.

  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreements for the three New Funds have such "breakpoints." The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with New Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by New Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the New Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds.

  The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2005, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

  Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the New Funds' advisory fee rate schedules was acceptable under each Fund's circumstances.

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) VAN KAMPEN
                             AGGRESSIVE GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statements of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                        Notes to the Financial Statements
                                     Page 10

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Van Kampen Aggressive Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Van Kampen Aggressive Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                  BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                   1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                                -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Aggressive Growth Fund.....    $1,000.00       $1,011.60          $6.48               1.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Van Kampen Aggressive Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                  BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                   1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                                -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Aggressive Growth Fund.....    $1,000.00       $1,018.35          $6.51               1.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Van Kampen Aggressive Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                      PERCENT OF
   USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND            NET ASSETS*
   --------------------------------------            ------------
   Auto & Transportation...........................       3.3%
   Consumer Discretionary..........................      22.7
   Consumer Staples................................       2.3
   Energy..........................................       8.0
   Financials......................................       8.0
   Health Care.....................................      19.1
   Industrials.....................................      10.2
   Information Technology..........................      16.6
   Materials.......................................       2.3
   Mutual Funds....................................       0.9
   Utilities.......................................       2.6
   Federal Home Loan Bank..........................       3.2
   Short-Term Investments..........................      20.0
                                                        -----
                                                        119.2%
                                                        =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (96.0%):
Auto & Transportation (3.3%):
    12,860   Burlington Northern Santa Fe
               Corp. ....................  $    605,449
     9,640   C.H. Robinson Worldwide,
               Inc.(+)...................       561,048
    63,820   Continental Airlines, Inc.,
               Class B*(+)...............       847,529
    12,860   GATX Corp.(+)...............       443,670
    12,860   Yellow Roadway Corp.*.......       653,288
                                           ------------
                                              3,110,984
                                           ------------
Consumer Discretionary (22.7%):
    12,860   Abercrombie & Fitch Co.,
               Class A...................       883,482
    32,143   Activision, Inc.*...........       531,002
     9,640   Advance Auto Parts, Inc.*...       622,262
    25,710   American Eagle Outfitters,
               Inc. .....................       788,012
    28,920   Bebe Stores, Inc.(+)........       765,512
     7,890   Best Buy Company, Inc. .....       540,860
    12,860   Boyd Gaming Corp. ..........       657,532
    19,280   Cabelas, Inc., Class
               A*(+).....................       411,821
    15,950   Career Education
               Corp.*(+).................       583,930
    38,570   Coach, Inc.*................     1,294,794
    25,720   CVS Corp. ..................       747,680
    19,280   Darden Restaurants, Inc. ...       635,854
     9,640   Getty Images, Inc.*(+)......       715,866
     6,430   Harman International
               Industries, Inc. .........       523,145
    25,710   Ingram Micro, Inc., Class
               A*........................       402,619
    12,960   J.C. Penney Company,
               Inc. .....................       681,437
    12,860   Las Vegas Sands Corp.*(+)...       459,745
     9,640   Laureate Education, Inc.*...       461,370
    12,860   Lennar Corp., Class A.......       815,967
    12,860   Marriott International,
               Inc., Class A.............       877,309
    19,280   McGraw-Hill Companies,
               Inc. .....................       853,140
    12,860   Michaels Stores, Inc. ......       532,018
    16,670   Nordstrom, Inc. ............     1,133,059
     6,650   Omnicom Group, Inc.(+)......       531,069
    12,860   Penn National Gaming,
               Inc.*.....................       469,390
     9,640   Sherwin-Williams Co. .......       453,948
    19,280   Starwood Hotels & Resorts
               Worldwide, Inc. ..........     1,129,230
    12,860   Toro Co.(+).................       496,525
    12,860   Urban Outfitters,
               Inc.*(+)..................       729,033
    19,280   Wolverine World Wide,
               Inc. .....................       462,913
    19,280   XM Satellite Radio Holdings,
               Inc., Class A*(+).........       648,965
    16,070   YUM! Brands, Inc. ..........       836,926
                                           ------------
                                             21,676,415
                                           ------------
Consumer Staples (2.3%):
    16,040   Constellation Brands, Inc.,
               Class A*..................       473,180
     9,640   Hershey Foods Corp. ........       598,644
    12,860   Jarden Corp.*(+)............       693,411
    12,860   Pilgrim's Pride Corp.(+)....       438,912
                                           ------------
                                              2,204,147
                                           ------------
Energy (8.0%):
     9,640   Bunge, Ltd.(+)..............       611,176
    32,220   Grand Prideco, Inc.*........       852,219
    14,580   Murphy Oil Corp.(+).........       761,513
    12,860   Noble Energy, Inc. .........       972,859
    12,850   Occidental Petroleum
               Corp. ....................       988,552
    19,280   Patterson-UTI Energy,
               Inc.(+)...................       536,562
    12,860   Peabody Energy Corp. .......       669,234
     6,520   Premcor, Inc. ..............       483,654
     6,430   Sunoco, Inc. ...............       730,962
    32,170   Ultra Petroleum Corp.*(+)...       976,681
                                           ------------
                                              7,583,412
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Financials (8.0%):
     9,640   Affiliated Managers Group,
               Inc.*(+)..................  $    658,701
    16,070   Assurant, Inc. .............       580,127
     6,430   Bear Stearns Companies,
               Inc. .....................       668,334
    51,430   Charles Schwab Corp. .......       580,130
    13,030   CIT Group, Inc. ............       559,899
     9,640   Compass Bancshares, Inc. ...       433,800
    12,860   First American Corp. .......       516,200
    12,860   Franklin Resources, Inc. ...       989,963
    12,860   Legg Mason, Inc.(+).........     1,338,856
    16,100   Nuveen Investments, Class
               A(+)......................       605,682
     9,640   Prudential Financial,
               Inc. .....................       632,962
                                           ------------
                                              7,564,654
                                           ------------
Health Care (19.1%):
     8,530   Affymetrix, Inc.*(+)........       460,023
    11,700   American Pharmaceutical
               Partners, Inc.*(+)........       482,625
     6,690   C.R. Bard, Inc. ............       444,952
    16,070   Celgene Corp.*(+)...........       655,174
    19,280   Community Health Systems,
               Inc.*.....................       728,591
     8,360   Dade Behring Holdings,
               Inc. .....................       543,484
    32,140   Encysive Pharmaceuticals,
               Inc.*(+)..................       347,433
    17,600   Forest Laboratories,
               Inc.*(+)..................       683,760
    12,860   Genzyme Corp.*..............       772,757
    19,280   Gilead Sciences, Inc.*......       848,127
    12,860   Henry Schein, Inc.*(+)......       533,947
    19,280   Humana, Inc.*...............       766,187
    38,570   IVAX Corp.*.................       829,255
    12,860   Kos Pharmaceuticals,
               Inc.*.....................       842,330
    12,860   Medco Health Solutions,
               Inc.*.....................       686,210

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Health Care, continued
     4,700   Medicis Pharmaceutical
               Corp., Class A(+).........  $    149,131
    16,280   Mentor Corp.(+).............       675,294
    12,860   Neurocrine Biosciences,
               Inc.*(+)..................       540,892
    22,850   Omnicare, Inc. .............       969,526
    12,860   Pharmaceutical Product
               Development, Inc.*........       602,620
    12,860   Quest Diagnostics,
               Inc.(+)...................       685,052
     9,640   Sierra Health Services,
               Inc.*.....................       688,874
    16,070   St. Jude Medical, Inc.*.....       700,813
    12,860   Stryker Corp. ..............       611,622
    22,500   United Therapeutics
               Corp.*(+).................     1,084,500
    13,470   Ventana Medical Systems,
               Inc.*(+)..................       541,898
    30,040   Vertex Pharmaceuticals,
               Inc.*(+)..................       505,874
    12,860   Wellpoint, Inc.*............       895,570
                                           ------------
                                             18,276,521
                                           ------------
Industrials (10.2%):
     6,430   Black & Decker Corp. .......       577,736
     9,640   Corporate Executive Board
               Co. ......................       755,100
     9,640   Energizer Holdings, Inc.*...       599,319
     9,640   Fisher Scientific
               International, Inc.* .....       625,636
     9,640   Ingersoll Rand Co. .........       687,814
    16,300   KB Home(+)..................     1,242,548
    19,280   KeyCorp.....................       639,132
    25,710   Lam Research Corp.*.........       744,047
     9,640   Lockheed Martin Corp. ......       625,347
    12,860   Pentair, Inc. ..............       550,537
     9,640   Precision Castparts
               Corp. ....................       750,956
    12,980   Republic Services, Inc. ....       467,410
    12,860   Rockwell Collins, Inc. .....       613,165
     6,430   Textron, Inc. ..............       487,716
     7,650   Waters Corp.*...............       284,351
                                           ------------
                                              9,650,814
                                           ------------
Information Technology (16.6%):
    25,710   Adobe Systems, Inc. ........       735,820
    32,140   Altera Corp.*...............       637,015
    12,860   Amphenol Corp., Class A.....       516,586
    32,020   Apple Computer, Inc.*.......     1,178,657
    32,130   Autodesk, Inc. .............     1,104,308
     9,640   CACI International, Inc.,
               Class A*..................       608,862
    12,860   CheckFree Corp.*............       438,012
    16,070   Cognizant Technology
               Solutions Corp.*..........       757,379
    19,280   Cognos, Inc.*...............       658,219
    32,140   Comverse Technology,
               Inc.*.....................       760,111
        20   Enterasys Networks, Inc.*...            18
    16,070   F5 Networks, Inc.*..........       759,066
     9,640   Global Payments, Inc.(+)....       653,592
    19,280   Harris Corp. ...............       601,729
    19,280   Jabil Circuit, Inc.*........       592,474
    19,280   Marvell Technology Group,
               Ltd.*.....................       733,411
     6,430   MicroStrategy, Inc., Class
               A*(+).....................       341,047
    33,270   National Semiconductor
               Corp.(+)..................       732,938
    32,140   NCR Corp.*..................     1,128,757
    25,630   Network Appliance, Inc.*....       724,560
    32,140   Nextel Partners, Inc., Class
               A*(+).....................       808,964
    38,570   Symantec Corp.*.............       838,512
    12,860   Tessera Technologies,
               Inc.*.....................       429,653
                                           ------------
                                             15,739,690
                                           ------------
Materials (2.3%):
    32,140   Crown Holdings, Inc.*.......       457,352
    32,210   Lyondell Chemical Co. ......       850,988
     9,640   Nucor Corp.(+)..............       439,777
     9,650   USG Corp. *.................       410,125
                                           ------------
                                              2,158,242
                                           ------------
Mutual Funds (0.9%):
    25,710   Semiconductor HOLDRs
               Trust.....................       865,656
                                           ------------
Utilities (2.6%):
    32,140   CMS Energy Corp.*(+)........       484,028
     6,430   Entergy Corp. ..............       485,787
     9,760   NII Holdings, Inc.*.........       624,054
    12,860   Questar Corp. ..............       847,474
                                           ------------
                                              2,441,343
                                           ------------
  Total Common Stocks
    (Cost $78,068,279)                       91,271,878
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (3.2%):
Federal Home Loan Bank (3.2%):
 3,001,000   2.64%, 7/1/05(b)............     3,001,000
                                           ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $3,001,000)                         3,001,000
                                           ------------
DEPOSIT ACCOUNT (0.0%):
       316   TNT Offshore Deposit Account           316
                                           ------------
  Total Deposit Account
    (Cost $316)                                     316
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (20.0%):
19,084,645   Northern Trust Liquid
               Institutional Asset
               Portfolio.................    19,084,645
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $19,084,645)                       19,084,645
                                           ------------
  Total Investments
    (Cost $100,154,240)(a)--119.2%          113,357,839
  Net Other Assets/(Liabilities)--(19.2)%   (18,283,948)
                                           ------------
  Net Assets--100.0%                       $ 95,073,891
                                           ============


continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $14,269,343
    Unrealized depreciation...................   (1,069,070)
                                                -----------
    Net unrealized appreciation...............  $13,200,273
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2005.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ
                                                               VAN KAMPEN
                                                               AGGRESSIVE
                                                              GROWTH FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $100,154,240
                                                              ============
Total Investments, at value*................................  $113,357,839
                                                              ------------
Interest and dividends receivable...........................        41,895
Receivable for investments sold.............................     1,356,854
Prepaid expenses............................................           522
                                                              ------------
  Total Assets..............................................   114,757,110
                                                              ------------
LIABILITIES
Payable for investments purchased...........................       499,874
Payable for return of collateral received...................    19,084,645
Manager fees payable........................................        66,497
Distribution fees payable...................................        19,330
Other accrued liabilities...................................        12,873
                                                              ------------
  Total Liabilities.........................................    19,683,219
                                                              ------------
NET ASSETS..................................................  $ 95,073,891
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $ 77,633,078
  Undistributed net investment income/(loss)................      (220,253)
  Net realized gains/(losses) on investment transactions....     4,457,467
  Net unrealized appreciation/(depreciation) on
     investments............................................    13,203,599
                                                              ------------
NET ASSETS..................................................  $ 95,073,891
                                                              ============
Shares of beneficial interest...............................    10,906,760
Net Asset Value (offering and redemption price per share)...  $       8.72
                                                              ============

------------

*    Includes securities on loan of $19,742,826.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ
                                                              VAN KAMPEN
                                                              AGGRESSIVE
                                                              GROWTH FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $    47,625
Dividends...................................................      264,026
Income from securities lending..............................       45,638
                                                              -----------
     Total Investment Income................................      357,289
                                                              -----------
EXPENSES:
Manager fees................................................      399,836
Administration fees.........................................       38,175
Distribution fees...........................................      111,066
Custodian fees..............................................       10,852
Legal fees..................................................        5,707
Shareholder reports.........................................        8,388
Trustees' fees..............................................        4,177
Other expenses..............................................       13,427
                                                              -----------
     Total expenses before waivers/reimbursements...........      591,628
     Less expenses waived/reimbursed by the Manager.........      (14,086)
                                                              -----------
     Net Expenses...........................................      577,542
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................     (220,253)
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......    2,919,261
Change in unrealized appreciation/(depreciation) on
  investments...............................................   (1,683,741)
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    1,235,520
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $ 1,015,267
                                                              ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ VAN KAMPEN
                                                                  AGGRESSIVE GROWTH FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005             2004
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  (220,253)     $   (449,177)
  Net realized gains/(losses) on investment transactions....      2,919,261         2,965,892
  Change in unrealized appreciation/(depreciation) on
     investments............................................     (1,683,741)        7,390,336
                                                                -----------      ------------
  Change in net assets from operations......................      1,015,267         9,907,051
                                                                -----------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     10,192,001        45,657,173
  Cost of shares redeemed...................................     (7,068,287)      (13,319,957)
                                                                -----------      ------------
  Change in net assets from capital transactions............      3,123,714        32,337,216
                                                                -----------      ------------
  Change in net assets......................................      4,138,981        42,244,267
NET ASSETS:
  Beginning of period.......................................     90,934,910        48,690,643
                                                                -----------      ------------
  End of period.............................................    $95,073,891      $ 90,934,910
                                                                ===========      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  (220,253)     $         --
                                                                ===========      ============
SHARE TRANSACTIONS:
  Shares issued.............................................      1,207,931         5,794,271
  Shares redeemed...........................................       (849,671)       (1,701,603)
                                                                -----------      ------------
  Change in shares..........................................        358,260         4,092,668
                                                                ===========      ============

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,     MAY 1, 2001 TO
                                                        JUNE 30,       ---------------------------    DECEMBER 31,
                                                          2005          2004      2003      2002        2001(A)
                                                    ----------------   -------   -------   -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  8.62        $  7.54   $  5.48      8.10      $ 10.00
                                                        -------        -------   -------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................        (0.02)         (0.04)    (0.03)    (0.02)       (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         0.12           1.12      2.09     (2.60)       (1.88)
                                                        -------        -------   -------   -------      -------
  Total from Investment Activities................         0.10           1.08      2.06     (2.62)       (1.90)
                                                        -------        -------   -------   -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  8.72        $  8.62   $  7.54   $  5.48      $  8.10
                                                        =======        =======   =======   =======      =======
TOTAL RETURN*(b)..................................         1.16%         14.32%    37.59%   (32.35)%     (19.00)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $95,074        $90,935   $48,691   $12,265      $ 2,999
Net Investment Income/(Loss)(c)...................        (0.50)%        (0.66)%   (0.80)%   (0.76)%      (0.72)%
Expenses Before Waivers/
  Reimbursements**(c).............................         1.33%          1.36%     1.51%     3.12%        7.59%
Expenses Net of Waivers/
  Reimbursements(c)...............................         1.30%          1.29%     1.25%     1.25%        1.25%
Portfolio Turnover Rate...........................        76.50%        153.27%   184.79%   260.54%      188.58%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Aggressive Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Aggressive Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF          VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   ------------------
   USAZ Van Kampen Aggressive Growth Fund......................  $20,330,136      $19,742,826

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represented short term instruments from ANZ Bank at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the Manager fees of the Fund were based on a tiered structure for various net asset levels such as: the first $100 million at 0.90%, the next $150 million at 0.85%, the next $250 million at 0.825%, and over $500 million at 0.80%. The annual expense limit of the Fund was 1.30%.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2005   12/31/2006   12/31/2007   12/31/2008
                                                             ----------   ----------   ----------   ----------
   USAZ Van Kampen Aggressive Growth Fund..................   $119,405     $70,584      $49,868      $14,086

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $3,179 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Aggressive Growth Fund......................  $66,674,016   $66,184,695

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) VAN KAMPEN
                                  COMSTOCK FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Van Kampen Comstock Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Van Kampen Comstock Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Comstock Fund..........    $1,000.00        $988.40           $5.92               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Van Kampen Comstock Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Comstock Fund..........    $1,000.00       $1,018.84          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Van Kampen Comstock Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ VAN KAMPEN COMSTOCK FUND               NET ASSETS*
   -----------------------------               ------------
   Consumer Discretionary....................      10.5%
   Consumer Staples..........................       9.9
   Energy....................................       4.9
   Financials................................      22.8
   Health Care...............................      14.6
   Industrials...............................       0.4
   Information Technology....................       4.6
   Materials.................................      10.5
   Telecommunication Services................       7.8
   Utilities.................................       3.9
   Federal Home Loan Bank....................       9.8
   Short-Term Investments....................      16.7
                                                  -----
                                                  116.4%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                              FAIR
  SHARES                                     VALUE
----------                                ------------
COMMON STOCKS (89.9%):
Consumer Discretionary (10.5%):
    26,300   Best Buy Company, Inc. ....  $  1,802,865
   305,500   Clear Channel
               Communications,
               Inc.(+)..................     9,449,115
    83,500   Eastman Kodak Co.(+).......     2,241,975
    29,150   Federated Department
               Stores, Inc.(+)..........     2,136,112
    94,600   Jones Apparel Group,
               Inc. ....................     2,936,384
   618,800   Liberty Media Corp., Class
               A*.......................     6,305,572
   128,700   Mattel, Inc.(+)............     2,355,210
    48,500   May Department Stores
               Co. .....................     1,947,760
    59,560   McDonald's Corp. ..........     1,652,790
   324,700   Time Warner, Inc.*.........     5,425,737
   145,300   Viacom, Inc., Class B......     4,652,506
   260,560   Walt Disney Co.(+).........     6,560,901
                                          ------------
                                            47,466,927
                                          ------------
Consumer Staples (9.9%):
   137,330   Altria Group, Inc. ........     8,879,758
   132,000   Coca-Cola Co. .............     5,511,000
   127,020   Kimberly-Clark Corp. ......     7,950,182
   188,000   Kraft Foods, Inc., Class
               A........................     5,980,280
   137,400   Unilever NV, NY Shares.....     8,907,642
   153,400   Wal-Mart Stores, Inc. .....     7,393,880
                                          ------------
                                            44,622,742
                                          ------------
Energy (4.9%):
    39,260   ConocoPhillips.............     2,257,057
    54,200   GlobalSantaFe Corp.(+).....     2,211,360
   205,930   Halliburton Co.(+).........     9,847,573
     4,841   Petroleo Brasileiro SA,
               ADR......................       252,361
    29,600   Petroleo Brasileiro SA,
               ADR......................     1,362,784
    14,770   Schlumberger, Ltd.(+)......     1,121,634
    41,300   Total SA, ADR(+)...........     4,825,905
                                          ------------
                                            21,878,674
                                          ------------
Financials (22.8%):
    25,200   AFLAC, Inc. ...............     1,090,656
    29,960   Ambac Financial Group,
               Inc. ....................     2,090,010
    51,800   American International
               Group, Inc. .............     3,009,580
    26,300   Assurant, Inc.(+)..........       949,430
   300,800   Bank of America Corp. .....    13,719,487
   130,800   Bank of New York Company,
               Inc. ....................     3,764,424
       470   Berkshire Hathaway, Inc.,
               Class B*.................     1,308,245
     3,465   Capital One Financial
               Corp. ...................       277,235
    96,590   Chubb Corp.(+).............     8,269,070
   238,940   Citigroup, Inc. ...........    11,046,196
    27,500   Fannie Mae.................     1,606,000
   269,120   Freddie Mac................    17,554,697
    71,200   Genworth Financial, Inc.,
               Class A..................     2,152,376

                                              FAIR
  SHARES                                     VALUE
----------                                ------------
COMMON STOCKS, CONTINUED
Financials, continued
    13,700   Hartford Financial Services
               Group, Inc. .............  $  1,024,486
    99,580   J.P. Morgan Chase & Co. ...     3,517,166
    21,100   Lehman Brothers Holdings,
               Inc.(+)..................     2,094,808
    53,880   Merrill Lynch & Company,
               Inc. ....................     2,963,939
    46,400   MetLife, Inc. .............     2,085,216
    96,900   PNC Financial Services
               Group(+).................     5,277,174
     4,300   RenaissanceRe Holdings,
               Ltd. ....................       211,732
    43,739   St. Paul Travelers
               Companies, Inc. .........     1,729,003
     7,690   SunTrust Banks, Inc. ......       555,526
    60,450   Torchmark Corp. ...........     3,155,490
    62,432   Wachovia Corp. ............     3,096,627
   157,590   Wells Fargo & Co.(+).......     9,704,392
                                          ------------
                                           102,252,965
                                          ------------
Health Care (14.6%):
    59,200   AmerisourceBergen
               Corp.(+).................     4,093,680
   607,500   Bristol-Myers Squibb
               Co. .....................    15,175,350
   430,500   GlaxoSmithKline plc, ADR...    20,883,555
   222,062   Pfizer, Inc. ..............     6,124,470
    99,040   Roche Holding AG, ADR(+)...     6,269,727
    74,500   Sanofi-Aventis, ADR(+).....     3,053,755
   229,360   Schering-Plough Corp. .....     4,371,602
   120,990   Wyeth......................     5,384,055
                                          ------------
                                            65,356,194
                                          ------------
Industrials (0.4%):
   134,500   Southwest Airlines Co. ....     1,873,585
                                          ------------
Information Technology (4.6%):
    68,200   Affiliated Computer
               Services, Inc., Class
               A*.......................     3,485,019
     3,600   Amdocs, Ltd.*..............        95,148
    11,000   Andrew Corp.*..............       140,360
     9,330   Check Point Software
               Technologies, Ltd.*......       184,734
    75,900   Cisco Systems, Inc.*.......     1,450,449
    26,740   Cognex Corp. ..............       700,321
    60,370   Credence Systems Corp.*....       546,349
    47,900   First Data Corp. ..........     1,922,706
    69,875   Flextronics International,
               Ltd.*....................       923,049
   140,749   Hewlett-Packard Co. .......     3,309,009
     6,600   Intel Corp. ...............       171,996
    18,490   International Business
               Machines Corp. ..........     1,371,958
     4,320   Jabil Circuit, Inc.*.......       132,754
    38,010   KEMET Corp.*...............       239,463
    19,275   Lexmark International,
               Inc.*....................     1,249,598
    57,700   Microsoft Corp. ...........     1,433,268
    36,250   Nokia Corp., ADR...........       603,200
     6,390   Novellus Systems, Inc.*....       157,897

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                              FAIR
  SHARES                                     VALUE
----------                                ------------
COMMON STOCKS, CONTINUED
Information Technology, continued
    61,090   SunGard Data Systems,
               Inc.*....................  $  2,148,535
    20,354   Telefonaktiebolaget LM
               Ericsson, ADR(+).........       650,310
                                          ------------
                                            20,916,123
                                          ------------
Materials (10.5%):
   304,400   Alcoa, Inc.(+).............     7,953,972
    89,460   Dow Chemical Co. ..........     3,983,654
   195,800   E. I. du Pont de Nemours
               and Co. .................     8,421,358
   326,210   Georgia-Pacific Corp. .....    10,373,478
   453,393   International Paper Co. ...    13,697,002
    64,000   Rohm and Haas Co. .........     2,965,760
                                          ------------
                                            47,395,224
                                          ------------
Telecommunication Services (7.8%):
   536,300   SBC Communications,
               Inc.(+)..................    12,737,125
   354,210   Sprint Corp.(+)............     8,887,129
   392,900   Verizon Communications,
               Inc.(+)..................    13,574,695
                                          ------------
                                            35,198,949
                                          ------------
Utilities (3.9%):
    97,150   American Electric Power
               Company, Inc.(+).........     3,581,921
    58,590   Constellation Energy Group,
               Inc. ....................     3,380,057
    48,000   Dominion Resources,
               Inc.(+)..................     3,522,720

                                              FAIR
  SHARES                                     VALUE
----------                                ------------
COMMON STOCKS, CONTINUED
Utilities, continued
    91,400   FirstEnergy Corp. .........  $  4,397,253
    43,540   Public Service Enterprise
               Group, Inc. .............     2,648,103
                                          ------------
                                            17,530,054
                                          ------------
  Total Common Stocks
    (Cost $373,346,349)                    404,491,437
                                          ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (9.8%):
Federal Home Loan Bank (9.8%):
44,000,000   2.64%, 7/1/05(b)...........    44,000,000
                                          ------------
  Total U.S. Government Sponsored
    Enterprise
    (Cost $44,000,000)
                                            44,000,000
                                          ------------
DEPOSIT ACCOUNT (0.3%):
 1,467,321   TNT Offshore Deposit
               Account..................     1,467,321
                                          ------------
  Total Deposit Account
    (Cost $1,467,321)                        1,467,321
                                          ------------
COLLATERAL FOR SECURITIES ON LOAN (16.4%):
74,040,282   Allianz Dresdner Daily
               Asset Fund+..............    74,040,282
                                          ------------
  Total Collateral for Securities on
    Loan
    (Cost $74,040,282)
                                            74,040,282
                                          ------------
  Total Investments
    (Cost $492,853,952)(a)--116.4%         523,999,040
  Net Other
Assets/(Liabilities)--(16.4)%             (73,956,702)
                                          ------------
  Net Assets--100.0%                      $450,042,338
                                          ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

+  Investment in affiliate.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

   Unrealized appreciation...................  $ 41,201,624
   Unrealized depreciation...................   (10,926,934)
                                               ------------
   Net unrealized appreciation...............  $ 30,274,690
                                               ============

(b) The rate presented represents the effective yield at June 30, 2005.

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                               COMSTOCK FUND
                                                              ---------------
ASSETS
Investments, at cost........................................   $418,813,670
Investments in affiliates, at cost..........................     74,040,282
                                                               ============
Investments, at value.......................................   $449,958,758
Investment in affiliates, at value*.........................     74,040,282
Interest and dividends receivable...........................        803,906
Receivable for investments sold.............................        192,282
Prepaid expenses............................................          2,468
                                                               ------------
  Total Assets..............................................    524,997,696
                                                               ------------
LIABILITIES
Payable for investments purchased...........................        486,518
Payable for return of collateral received...................     74,040,282
Manager fees payable........................................        287,509
Distribution fees payable...................................         91,256
Other accrued liabilities...................................         49,793
                                                               ------------
  Total Liabilities.........................................     74,955,358
                                                               ------------
NET ASSETS..................................................   $450,042,338
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $380,765,709
  Undistributed net investment income/(loss)................      4,982,400
  Net realized gains/(losses) on investment transactions....     33,149,141
  Net unrealized appreciation/(depreciation) on
     investments............................................     31,145,088
                                                               ------------
NET ASSETS..................................................   $450,042,338
                                                               ============
Shares of beneficial interest...............................     40,532,633
Net Asset Value (offering and redemption price per share)...   $      11.11
                                                               ============

------------

*    Includes securities on loan of $71,838,865.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                               COMSTOCK FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................   $    480,755
Dividends...................................................      4,905,275
Income from securities lending..............................         68,722
                                                               ------------
     Total Investment Income................................      5,454,752
                                                               ------------
EXPENSES:
Manager fees................................................      1,514,176
Administration fees.........................................        164,499
Distribution fees...........................................        507,166
Audit fees..................................................         19,182
Custodian fees..............................................         23,592
Legal fees..................................................         27,516
Shareholder reports.........................................         37,011
Trustees' fees..............................................         16,130
Recoupment of prior expenses reimbursed by the Manager......         93,317
Other expenses..............................................         31,815
                                                               ------------
     Total expenses.........................................      2,434,404
                                                               ------------
NET INVESTMENT INCOME/(LOSS)................................      3,020,348
                                                               ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......     13,405,020
Change in unrealized appreciation/(depreciation) on
  investments...............................................    (20,585,300)
                                                               ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (7,180,280)
                                                               ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $ (4,159,932)
                                                               ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ VAN KAMPEN
                                                                       COMSTOCK FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  3,020,348      $  3,145,862
  Net realized gains/(losses) on investment transactions....      13,405,020        22,939,443
  Change in unrealized appreciation/(depreciation) on
     investments............................................     (20,585,300)       21,912,132
                                                                ------------      ------------
  Change in net assets from operations......................      (4,159,932)       47,997,437
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --        (1,183,810)
                                                                ------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --        (1,183,810)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      82,059,657       141,989,411
  Proceeds from dividends reinvested........................              --         1,990,032
  Cost of shares redeemed...................................      (8,231,539)      (11,683,502)
                                                                ------------      ------------
  Change in net assets from capital transactions............      73,828,118       132,295,941
                                                                ------------      ------------
  Change in net assets......................................      69,668,186       179,109,568
NET ASSETS:
  Beginning of period.......................................     380,374,152       201,264,584
                                                                ------------      ------------
  End of period.............................................    $450,042,338      $380,374,152
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  4,982,400      $  1,962,052
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       7,395,748        13,972,425
  Dividends reinvested......................................              --           201,629
  Shares redeemed...........................................        (744,297)       (1,193,003)
                                                                ------------      ------------
  Change in shares..........................................       6,651,451        12,981,051
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,      MAY 1, 2001 TO
                                                        JUNE 30,       -----------------------------    DECEMBER 31,
                                                          2005           2004       2003      2002        2001(A)
                                                    ----------------   --------   --------   -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.23       $   9.63   $   7.44   $  9.39      $ 10.00
                                                        --------       --------   --------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.07           0.10       0.08      0.03         0.03
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         (0.19)          1.54       2.19     (1.92)       (0.59)
                                                        --------       --------   --------   -------      -------
  Total from Investment Activities................         (0.12)          1.64       2.27     (1.89)       (0.56)
                                                        --------       --------   --------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --          (0.04)     (0.08)    (0.03)       (0.03)
  Net Realized Gains..............................            --             --         --     (0.03)       (0.02)
                                                        --------       --------   --------   -------      -------
  Total Dividends.................................            --          (0.04)     (0.08)    (0.06)       (0.05)
                                                        --------       --------   --------   -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  11.11       $  11.23   $   9.63   $  7.44      $  9.39
TOTAL RETURN*(b)..................................         (1.16)%        17.12%     30.53%   (19.87)%      (5.63)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $450,042       $380,374   $201,265   $72,833      $17,029
Net Investment Income/(Loss)(c)...................          1.49%          1.13%      1.08%     1.14%        1.01%
Expenses Before Waivers/Reimbursements**(c).......          1.20%(d)       1.20%(d)     1.28%    1.48%       3.01%
Expenses Net of Waivers/Reimbursements(c).........          1.20%(d)       1.20%(d)     1.20%    1.20%       1.20%
Portfolio Turnover Rate...........................         12.45%         31.77%     36.85%    49.06%       32.23%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Includes recoupment of prior expenses reimbursed by the Manager.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Comstock Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Comstock Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments are recorded on the basis of

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Van Kampen Comstock Fund...............................  $74,040,282      $71,838,865

  The fund received cash collateral for securities loaned. The cash was invested in the Allianz Dresdner Daily Asset Fund at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  For the period ended June 30, 2005, the Manager fees of the Fund were based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725%, and over $500 million at 0.675%. The annual expense limit of the Fund was 1.20%.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
   USAZ Van Kampen Comstock Fund...............................   $27,353      $99,816

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of USAllianz Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2005, the Agent received $7,751 in fees for acting as the Securities Lending Agent.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net total assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $13,871 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   -----------
   USAZ Van Kampen Comstock Fund...............................  $111,731,107   $46,351,881

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) VAN KAMPEN
                              EMERGING GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statements of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                        Notes to the Financial Statements
                                     Page 10

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Van Kampen Emerging Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Van Kampen Emerging Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Emerging Growth Fund...    $1,000.00        $992.90           $5.93               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Van Kampen Emerging Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Emerging Growth Fund...    $1,000.00       $1,018.84          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Van Kampen Emerging Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ VAN KAMPEN EMERGING GROWTH FUND        NET ASSETS*
   ------------------------------------        -----------
   Auto & Transportation.....................       1.0%
   Consumer Discretionary....................      17.6
   Consumer Staples..........................       2.9
   Energy....................................       9.2
   Financials................................       6.9
   Health Care...............................      21.3
   Industrials...............................       7.9
   Information Technology....................      20.8
   Utilities.................................       1.8
   Federal Home Loan Bank....................      11.4
   Short-Term Investments....................      13.1
                                                  -----
                                                  113.9%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS (89.4%):
Auto & Transportation (1.0%):
     24,350   Burlington Northern Santa
                Fe Corp. ................  $  1,146,398
      9,200   C.H. Robinson Worldwide,
                Inc.(+)..................       535,440
                                           ------------
                                              1,681,838
                                           ------------
Consumer Discretionary (17.6%):
     26,750   Abercrombie & Fitch Co.,
                Class A..................     1,837,725
     14,600   Advance Auto Parts,
                Inc.*....................       942,430
     34,100   American Eagle Outfitters,
                Inc. ....................     1,045,165
      5,600   Best Buy Company, Inc. ....       383,880
     15,000   Boyd Gaming Corp.(+).......       766,950
     27,350   Chico's FAS, Inc.*.........       937,558
     39,000   Coach, Inc.*...............     1,309,230
     21,050   Costco Wholesale Corp. ....       943,461
     51,100   CVS Corp. .................     1,485,477
     22,500   Darden Restaurants,
                Inc. ....................       742,050
     26,440   eBay, Inc.*................       872,784
     15,000   Federated Department
                Stores, Inc.(+)..........     1,099,200
     12,100   Getty Images, Inc.*(+).....       898,546
     18,250   Gillette Co. ..............       923,998
     30,150   Hilton Hotels Corp. .......       719,078
     24,350   J.C. Penney Company,
                Inc.(+)..................     1,280,323
     15,000   McGraw-Hill Companies,
                Inc. ....................       663,750
     18,400   Michaels Stores, Inc. .....       761,208
     60,000   News Corp., Class B(+).....     1,011,600
     14,800   NIKE, Inc., Class B........     1,281,680
     15,300   Nordstrom, Inc. ...........     1,039,941
     14,800   Penn National Gaming,
                Inc.*....................       540,200
     11,600   Starbucks Corp.*...........       599,256
     22,600   Starwood Hotels & Resorts
                Worldwide, Inc...........     1,323,682
     12,200   Urban Outfitters, Inc.*....       691,618
     52,000   Walt Disney Co. ...........     1,309,360
     26,850   XM Satellite Radio
                Holdings, Inc., Class
                A*(+)....................       903,771
     55,150   Yahoo!, Inc.*..............     1,910,947
     17,050   YUM! Brands, Inc. .........       887,964
                                           ------------
                                             29,112,832
                                           ------------
Consumer Staples (2.9%):
     27,300   Constellation Brands, Inc.,
                Class A*.................       805,350
     16,500   General Mills, Inc. .......       772,035
     21,300   Hershey Foods Corp. .......     1,322,730
     14,200   Kellogg Co. ...............       631,048
     22,300   PepsiCo, Inc. .............     1,202,639
                                           ------------
                                              4,733,802
                                           ------------


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Energy (9.2%):
     14,900   Arch Coal, Inc.(+).........  $    811,603
     30,100   Burlington Resources,
                Inc. ....................     1,662,723
     19,000   Devon Energy Corp. ........       962,920
     20,050   Diamond Offshore Drilling,
                Inc.(+)..................     1,071,272
     22,400   EOG Resources, Inc.(+).....     1,272,319
     15,250   Exxon Mobil Corp. .........       876,418
     48,050   General Electric Co. ......     1,664,932
     18,300   GlobalSantaFe Corp. .......       746,640
     12,050   Monsanto Co. ..............       757,584
     19,600   Noble Corp.(+).............     1,205,596
      9,200   Noble Energy, Inc.(+)......       695,980
     29,950   Patterson-UTI Energy,
                Inc.(+)..................       833,509
     17,800   Peabody Energy Corp. ......       926,312
     12,050   Quicksilver Resources,
                Inc.*(+).................       770,357
      8,750   Sunoco, Inc. ..............       994,700
                                           ------------
                                             15,252,865
                                           ------------
Financials (6.9%):
      9,300   ACE, Ltd. .................       417,105
     14,850   Allstate Corp. ............       887,288
     17,100   American Express Co. ......       910,233
     29,200   Bank of America Corp. .....     1,331,812
     12,200   Bear Stearns Companies,
                Inc. ....................     1,268,068
     10,800   Capital One Financial
                Corp. ...................       864,108
      2,750   Chicago Mercantile Exchange
                Holdings, Inc.(+)........       812,625
     17,700   Fiserv, Inc.*..............       760,215
     11,500   Franklin Resources,
                Inc. ....................       885,270
      7,050   Lehman Brothers Holdings,
                Inc. ....................       699,924
     20,900   Prudential Financial,
                Inc. ....................     1,372,294
     24,350   Wachovia Corp. ............     1,207,760
                                           ------------
                                             11,416,702
                                           ------------
Health Care (21.3%):
     22,100   Aetna, Inc. ...............     1,830,321
     15,150   Affymetrix, Inc.*(+).......       817,040
     23,400   Amgen, Inc.*...............     1,414,764
     10,500   Bausch & Lomb, Inc.(+).....       871,500
     13,750   Becton, Dickinson & Co. ...       721,463
     14,600   C.R. Bard, Inc. ...........       971,046
     33,350   Caremark Rx, Inc.*.........     1,484,741
     23,350   Celgene Corp.*(+)..........       951,980
     29,500   Genentech, Inc.*...........     2,368,259
     19,950   Genzyme Corp.*.............     1,198,796
     25,900   Gilead Sciences, Inc.*.....     1,139,341
     23,150   GlaxoSmithKline plc, ADR...     1,123,007
     25,100   HCA, Inc.(+)...............     1,422,417
     21,900   Humana, Inc.*..............       870,306
      8,950   Invitrogen Corp.*(+).......       745,446
     53,150   Johnson & Johnson..........     3,454,749

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Health Care continued
     21,900   Medco Health Solutions,
                Inc.*....................  $  1,168,584
     26,700   Novartis AG, ADR...........     1,266,648
      7,450   Omnicare, Inc. ............       316,104
     12,100   PacifiCare Health Systems,
                Inc.*....................       864,545
     24,400   Quest Diagnostics,
                Inc.(+)..................     1,299,788
     23,100   Roche Holding AG, ADR......     1,462,346
     24,350   St. Jude Medical, Inc.*....     1,061,904
     26,800   Teva Pharmaceutical
                Industries, Ltd., ADR....       834,552
     15,050   Triad Hospitals,
                Inc.*(+).................       822,332
     41,980   UnitedHealth Group,
                Inc. ....................     2,188,836
     15,000   Wellpoint, Inc.*...........     1,044,600
     31,900   Wyeth......................     1,419,550
                                           ------------
                                             35,134,965
                                           ------------
Industrials (7.9%):
     57,000   Applied Materials, Inc. ...       922,260
     25,850   Boeing Co. ................     1,706,099
     22,750   D.R. Horton, Inc. .........       855,628
     19,450   Goodrich Corp. ............       796,672
      4,600   ITT Industries, Inc. ......       449,098
     15,900   KB Home....................     1,212,057
     36,000   Lam Research Corp.*........     1,041,840
     15,250   Lockheed Martin Corp. .....       989,268
      7,300   Precision Castparts
                Corp. ...................       568,670
     16,550   Rockwell Collins, Inc. ....       789,104
     10,700   Textron, Inc. .............       811,595
     15,850   Toll Brothers, Inc.*(+)....     1,609,568
     24,400   United Technologies
                Corp. ...................     1,252,940
                                           ------------
                                             13,004,799
                                           ------------
Information Technology (20.8%):
     57,600   Adobe Systems, Inc. .......     1,648,512
     37,200   Altera Corp.*..............       737,304
     74,900   Apple Computer, Inc.*......     2,757,068
     54,050   Autodesk, Inc. ............     1,857,698
     37,950   Broadcom Corp., Class A*...     1,347,605
     24,350   Cognizant Technology
                Solutions Corp.*.........     1,147,616
     36,550   Comverse Technology,
                Inc.*....................       864,408
     30,050   Corning, Inc.*.............       499,431
     44,750   Dell, Inc.*................     1,768,072
     84,450   EMC Corp.*.................     1,157,810
      7,800   F5 Networks, Inc.*(+)......       368,433
      7,800   Google, Inc., Class A*.....     2,294,369
     38,350   Hewlett-Packard Co. .......       901,609
     73,100   Intel Corp. ...............     1,904,985
     28,950   Jabil Circuit, Inc.*(+)....       889,634


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Information Technology continued
     40,300   Juniper Networks, Inc.*....  $  1,014,754
     14,350   Macromedia, Inc.*..........       548,457
     48,700   Marvell Technology Group,
                Ltd.*....................     1,852,547
     58,250   Microsoft Corp. ...........     1,446,930
     42,850   National Semiconductor
                Corp.(+).................       943,986
     25,200   NCR Corp.*.................       885,024
     25,250   Network Appliance, Inc.*...       713,818
     23,800   Nextel Partners, Inc.,
                Class A*(+)..............       599,046
     73,100   Nokia Corp., ADR(+)........     1,216,384
     26,650   NVIDIA Corp.*..............       712,088
     30,300   SAP AG, ADR(+).............     1,311,990
     25,700   Scientific-Atlanta,
                Inc. ....................       855,039
     52,000   Texas Instruments, Inc. ...     1,459,640
     24,350   VeriSign, Inc.*............       700,306
                                           ------------
                                             34,404,563
                                           ------------
Utilities (1.8%):
     12,400   Edison International.......       502,820
     24,300   Exelon Corp. ..............     1,247,319
     14,550   TXU Corp. .................     1,208,960
                                           ------------
                                              2,959,099
                                           ------------
  Total Common Stocks
    (Cost $125,897,968)                     147,701,465
                                           ------------
DEPOSIT ACCOUNT (0.0%):
      2,185   TNT Offshore Deposit
                Account..................         2,185
                                           ------------
  Total Deposit Account
    (Cost $2,185)                                 2,185
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (11.4%):
Federal Home Loan Bank (11.4%):
 18,873,000   2.64%, 7/1/05(b)...........    18,873,000
                                           ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $18,873,000)
                                             18,873,000
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (13.1%):
 21,735,076   Northern Trust Liquid
                Institutional Asset
                Portfolio................    21,735,076
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $21,735,076)                       21,735,076
                                           ------------
  Total Investments
    (Cost $166,508,229)(a)--113.9%          188,311,726
  Net Other Assets/(Liabilities)--(13.9)%   (23,038,449)
                                           ------------
  Net Assets--100.0%                       $165,273,277
                                           ============

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

------------

*  Non-income producing security.

(+)   All or a portion of security is loaned as of June 30, 2005.

ADR-- American Depository Receipt

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

      Unrealized appreciation...................  $23,231,718
      Unrealized depreciation...................   (1,542,496)
                                                  -----------
      Net unrealized appreciation...............  $21,689,222
                                                  ===========

(b)The rate presented represents the effective yield at June 30, 2005.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                               USAZ VAN KAMPEN
                                                               EMERGING GROWTH
                                                                    FUND
                                                               ---------------
ASSETS
Investments, at cost........................................    $166,508,229
                                                                ============
Investments, at value*......................................    $188,311,726
Interest and dividends receivable...........................          69,091
Receivable for investments sold.............................       1,203,846
Prepaid expenses............................................             914
                                                                ------------
  Total Assets..............................................     189,585,577
                                                                ------------
LIABILITIES
Payable for investments purchased...........................       2,421,329
Payable for return of collateral received...................      21,735,076
Manager fees payable........................................         104,964
Distribution fees payable...................................          34,079
Other accrued liabilities...................................          16,852
                                                                ------------
  Total Liabilities.........................................      24,312,300
                                                                ------------
NET ASSETS..................................................    $165,273,277
                                                                ============
NET ASSETS CONSIST OF:
  Capital...................................................    $146,148,687
  Undistributed net investment income/(loss)................         (23,796)
  Net realized gains/(losses) on investment transactions....      (2,655,111)
  Net unrealized appreciation/(depreciation) on
     investments............................................      21,803,497
                                                                ------------
NET ASSETS..................................................    $165,273,277
                                                                ============
Shares of beneficial interest...............................      19,717,099
Net Asset Value (offering and redemption price per share)...    $       8.38
                                                                ============

------------

*    Includes securities on loan of $21,612,774.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................    $   216,271
Dividends...................................................        636,115
Income from securities lending..............................         78,151
                                                                -----------
  Total Investment Income...................................        930,537
                                                                -----------
EXPENSES:
Manager fees................................................        675,987
Administration fees.........................................         66,327
Distribution fees...........................................        198,819
Audit fees..................................................          8,041
Custodian fees..............................................         15,718
Legal fees..................................................         11,283
Shareholder reports.........................................         14,760
Other expenses..............................................         20,470
                                                                -----------
  Total expenses before waivers/reimbursements..............      1,011,405
  Less expenses waived/reimbursed by the Manager............        (57,072)
                                                                -----------
  Net Expenses..............................................        954,333
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................        (23,796)
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......      1,284,365
Change in unrealized appreciation/(depreciation) on
  investments...............................................     (2,345,878)
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (1,061,513)
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $(1,085,309)
                                                                ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ VAN KAMPEN
                                                                    EMERGING GROWTH FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    (23,796)     $   (105,230)
  Net realized gains/(losses) on investment transactions....       1,284,365         2,778,954
  Change in unrealized appreciation/(depreciation) on
     investments............................................      (2,345,878)        7,074,625
                                                                ------------      ------------
  Change in net assets from operations......................      (1,085,309)        9,748,349
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      12,785,594        51,659,968
  Cost of shares redeemed...................................      (7,261,961)       (9,911,583)
                                                                ------------      ------------
  Change in net assets from capital transactions............       5,523,633        41,748,385
                                                                ------------      ------------
  Change in net assets......................................       4,438,324        51,496,734
NET ASSETS:
  Beginning of period.......................................     160,834,953       109,338,219
                                                                ------------      ------------
  End of period.............................................    $165,273,277      $160,834,953
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    (23,796)     $         --
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       1,558,259         6,520,982
  Shares redeemed...........................................        (902,657)       (1,294,475)
                                                                ------------      ------------
  Change in shares..........................................         655,602         5,226,507
                                                                ============      ============

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,             MAY 1, 2001 TO
                                                      JUNE 30,        ------------------------------------------    DECEMBER 31,
                                                        2005              2004           2003           2002          2001 (A)
                                                  -----------------   ------------   ------------   ------------   --------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............      $   8.44          $   7.90       $   6.24       $  9.22         $ 10.00
                                                      --------          --------       --------       -------         -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..................            --             (0.01)         (0.03)        (0.01)          (0.01)
  Net Realized and Unrealized Gains/(Losses) on
    Investments.................................         (0.06)             0.55           1.69         (2.97)          (0.77)
                                                      --------          --------       --------       -------         -------
  Total from Investment Activities..............         (0.06)             0.54           1.66         (2.98)          (0.78)
                                                      --------          --------       --------       -------         -------
NET ASSET VALUE, END OF PERIOD..................      $   8.38          $   8.44       $   7.90       $  6.24         $  9.22
                                                      ========          ========       ========       =======         =======
TOTAL RETURN*(b)................................         (0.71)%            6.84%         26.60%       (32.32)%         (7.80)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..............      $165,273          $160,835       $109,338       $36,137         $ 6,209
Net Investment Income/(Loss)(c).................         (0.03)%           (0.08)%        (0.58)%       (0.40)%         (0.21)%
Expenses Before Waivers/ Reimbursements**(c)....          1.27%             1.30%          1.38%         2.07%           3.81%
Expenses Net of Waivers/ Reimbursements(c)......          1.20%             1.17%          1.10%         1.10%           1.10%
Portfolio Turnover Rate.........................         49.01%           170.59%        160.26%       188.69%         160.81%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Emerging Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Emerging Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Van Kampen Emerging Growth Fund........................  $22,221,890      $21,612,774

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represents short term instruments from ANZ Bank at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Emerging Growth Fund........................     0.85%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2005   12/31/2006   12/31/2007   12/31/2008
                                                             ----------   ----------   ----------   ----------
   USAZ Van Kampen Emerging Growth Fund....................   $164,904     $194,901     $169,810     $ 57,072

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $5,728 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $6,524 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Emerging Growth Fund........................  $72,556,818   $71,038,725

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) VAN KAMPEN
                             EQUITY AND INCOME FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 9

                             Statement of Operations
                                     Page 10

                       Statements of Changes in Net Assets
                                     Page 11

                              Financial Highlights
                                     Page 12

                        Notes to the Financial Statements
                                     Page 13

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Van Kampen Equity and Income Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Van Kampen Equity and Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Equity and Income
     Fund.................................    $1,000.00       $1,011.00          $5.98               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Van Kampen Equity and Income Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Equity and Income
     Fund.................................    $1,000.00       $1,018.84          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Van Kampen Equity and Income Fund invested, as a percentage of net assets, in the following security types, as of June 30, 2005.

                                               PERCENT OF
   USAZ VAN KAMPEN EQUITY AND INCOME FUND      NET ASSETS*
   --------------------------------------      -----------
   Common Stocks.............................      66.8%
   Convertible Bonds.........................       5.6
   Corporate Bonds...........................       5.7
   Short-Term Investments....................      16.9
   Preferred Stock...........................       3.9
   U.S. Government Sponsored Enterprises.....       7.0
   U.S. Treasury Obligations.................      11.4
                                                  -----
                                                  117.3%
                                                  =====

  * Security Types are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
 COMMON STOCKS (66.8%):
Auto & Transportation (1.2%):
   41,188    Honda Motor Company,
               Ltd. ...................  $  1,013,637
   14,090    Norfolk Southern Corp. ...       436,226
                                         ------------
                                            1,449,863
                                         ------------
Consumer Discretionary (8.0%):
   55,310    Clear Channel
               Communications, Inc. ...     1,710,738
   18,070    Kohl's Corp.*.............     1,010,294
    7,070    Marriott International,
               Inc., Class A...........       482,315
   12,190    McDonald's Corp. .........       338,273
   11,180    Target Corp. .............       608,304
  121,910    Time Warner, Inc.*........     2,037,116
   27,520    Viacom, Inc., Class B.....       881,190
   31,360    Wal-Mart Stores, Inc. ....     1,511,552
   54,450    Walt Disney Co. ..........     1,371,051
                                         ------------
                                            9,950,833
                                         ------------
Consumer Staples (5.1%):
   13,510    Altria Group, Inc. .......       873,557
   22,420    Cadbury Schweppes plc,
               ADR.....................       859,359
   30,280    Coca-Cola Co. ............     1,264,190
   14,170    Kimberly-Clark Corp. .....       886,900
   20,190    Kraft Foods, Inc., Class
               A.......................       642,244
   28,610    Unilever NV, NY Shares....     1,854,786
                                         ------------
                                            6,381,036
                                         ------------
Energy (9.2%):
   27,770    BP plc, ADR...............     1,732,293
   27,630    ConocoPhillips............     1,588,449
   21,890    Exxon Mobil Corp. ........     1,258,018
   55,770    General Electric Co. .....     1,932,430
   28,270    Royal Dutch Petroleum Co.,
               NY Shares...............     1,834,723
   24,150    Schlumberger, Ltd. .......     1,833,951
   15,910    Valero Energy Corp. ......     1,258,640
                                         ------------
                                           11,438,504
                                         ------------
Financials (16.7%):
   23,250    Aegon N.V. ...............       299,228
   28,620    Bank of America Corp. ....     1,305,358
   87,580    Charles Schwab Corp. .....       987,902
   19,680    Chubb Corp. ..............     1,684,805
   15,370    CIGNA Corp. ..............     1,645,051
   46,240    Citigroup, Inc. ..........     2,137,675
    1,200    Equifax, Inc. ............        42,852
   25,020    Freddie Mac...............     1,632,055
    3,720    Goldman Sachs Group,
               Inc. ...................       379,514
    9,700    Hartford Financial
               Services Group, Inc. ...       725,366
   71,288    J.P. Morgan Chase &
               Co. ....................     2,517,893
   16,260    Lehman Brothers Holdings,
               Inc. ...................     1,614,293
   11,460    MBNA Corp. ...............       299,794

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
COMMON STOCKS, CONTINUED
Financials, continued
   33,720    Merrill Lynch & Company,
               Inc. ...................  $  1,854,937
    7,400    PNC Financial Services
               Group...................       403,004
   16,930    Prudential Financial,
               Inc. ...................     1,111,624
   35,260    St. Paul Travelers
               Companies, Inc. ........     1,393,828
   14,900    State Street Corp. .......       718,925
                                         ------------
                                           20,754,104
                                         ------------
Health Care (9.4%):
      790    Bausch & Lomb, Inc. ......        65,570
   74,880    Bristol-Myers Squibb
               Co. ....................     1,870,502
   24,020    Chiron Corp.*(+)..........       838,058
   22,760    Eli Lilly & Co. ..........     1,267,960
   16,270    GlaxoSmithKline plc,
               ADR.....................       789,258
   10,734    McKesson Corp. ...........       480,794
   32,450    Roche Holding AG, ADR.....     2,054,247
   25,570    Sanofi-Aventis, ADR(+)....     1,048,114
   98,490    Schering-Plough Corp. ....     1,877,219
   30,670    Wyeth.....................     1,364,815
                                         ------------
                                           11,656,537
                                         ------------
Industrials (3.4%):
   10,880    Applera Corp. ............       214,010
    8,690    Ingersoll Rand Co. .......       620,032
   17,880    Northrop Grumman Corp. ...       987,869
    5,020    Parker Hannifin Corp. ....       311,290
   23,380    Raytheon Co. .............       914,626
   17,130    Siemens AG, ADR...........     1,244,494
                                         ------------
                                            4,292,321
                                         ------------
Information Technology (4.5%):
   54,900    Hewlett-Packard Co. ......     1,290,699
   42,620    Intel Corp. ..............     1,110,677
   76,040    Micron Technology,
               Inc.*...................       776,368
   71,480    Motorola, Inc. ...........     1,305,225
   51,740    Symantec Corp.*...........     1,124,828
                                         ------------
                                            5,607,797
                                         ------------
Materials (3.4%):
   63,010    Bayer AG, ADR.............     2,096,973
   19,400    Dow Chemical Co. .........       863,882
    4,656    Lanxess*..................       103,741
   28,580    Newmont Mining Corp. .....     1,115,477
                                         ------------
                                            4,180,073
                                         ------------
Utilities (5.9%):
   21,970    American Electric Power
               Company, Inc. ..........       810,034
   12,210    Entergy Corp. ............       922,466
   14,560    Exelon Corp. .............       747,365
   19,310    FirstEnergy Corp. ........       929,003
   29,510    France Telecom SA,
               ADR(+)..................       859,921
   27,350    Nextel Communications,
               Inc., Class A*..........       883,679

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
COMMON STOCKS, CONTINUED
Utilities, continued
   31,940    Sprint Corp.(+)...........  $    801,375
   39,150    Verizon Communications,
               Inc. ...................     1,352,632
                                         ------------
                                            7,306,475
                                         ------------
  Total Common Stocks
    (Cost $77,887,018)                     83,017,543
                                         ------------
U.S. TREASURY OBLIGATIONS (11.4%):
U.S. Treasury Bonds (2.0%):
   75,000    8.13%, 8/15/19............       106,277
  700,000    7.63%, 2/15/25(+).........     1,008,493
  260,000    6.38%, 8/15/27(+).........       337,096
  785,000    6.13%, 8/15/29(+).........     1,002,316
                                         ------------
                                            2,454,182
                                         ------------
U.S. Treasury Notes (9.1%):
5,820,000    3.50%, 11/15/06(+)........     5,813,406
2,900,000    3.13%, 5/15/07(+).........     2,872,586
  735,000    3.88%, 2/15/13(+).........       735,890
1,905,000    4.25%, 8/15/13(+).........     1,952,625
                                         ------------
                                           11,374,507
                                         ------------
U.S. Treasury STRIPS (0.3%):
  295,000    1.86%, 2/15/25(b)(+)......       124,861
  325,000    1.88%, 2/15/25(b)(+)......       138,618
  225,000    1.71%, 2/15/27(b)(+)......        88,170
                                         ------------
                                              351,649
                                         ------------
  Total U.S. Treasury Obligations
    (Cost $13,927,752)                     14,180,338
                                         ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (7.0%):
Federal Home Loan Bank (5.9%):
7,334,000    2.64%, 7/1/05(b)..........     7,334,000
                                         ------------
Federal Home Loan Mortgage Corporation (0.3%):
  375,000    2.38%, 2/15/07(+).........       366,662
   16,105    11.50%, 5/1/14, Pool
               #189822.................        18,049
    6,079    11.00%, 9/1/15, Pool
               #170141.................         6,809
   13,140    10.00%, 9/1/17, Pool
               #555283.................        14,878
   10,605    10.50%, 11/1/17, Pool
               #360016.................        12,105
                                         ------------
                                              418,503
                                         ------------
Federal National Conventional Loan (0.1%):
    5,917    10.50%, 12/1/16, Pool
               #124783.................         6,818
      806    7.50%, 7/1/30, Pool
               #541844.................           861
   13,132    7.50%, 9/1/30, Pool
               #190308.................        14,032
   15,204    8.50%, 11/1/30, Pool
               #547877.................        16,416
    8,857    7.50%, 12/1/30, Pool
               #541493.................         9,464

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES, CONTINUED
Federal National Conventional Loan, continued
   11,576    7.50%, 2/1/31, Pool
               #253643.................  $     12,370
    2,339    8.00%, 7/1/31, Pool
               #253905.................         2,515
   10,490    8.00%, 5/1/32, Pool
               #645398.................        11,280
                                         ------------
                                               73,756
                                         ------------
Federal National Mortgage Association (0.7%):
  350,000    6.63%, 10/15/07...........       371,112
  530,000    4.25%, 5/15/09............       535,732
                                         ------------
                                              906,844
                                         ------------
Government National Mortgage Association (0.0%):
   10,586    10.00%, 10/15/21, Pool
               #780488.................        12,095
   12,566    10.50%, 4/15/25, Pool
               #780127.................        14,440
                                         ------------
                                               26,535
                                         ------------
  Total U.S. Government Sponsored
    Enterprises
    (Cost $8,764,966)
                                            8,759,638
                                         ------------
CORPORATE BONDS (5.7%):
Auto & Transportation (0.1%):
   83,617    America West Airlines,
               Inc., 7.10%, 4/2/21.....        88,550
   10,000    Ford Motor Co., 7.45%,
               7/16/31.................         8,348
   20,000    Southwest Airlines Co.,
               Class A2, 5.50%,
               11/1/06.................        20,339
   35,000    Union Pacific Corp.,
               6.63%, 2/1/08...........        36,983
                                         ------------
                                              154,220
                                         ------------
Consumer Discretionary (0.5%):
   30,000    Comcast Corp., 6.50%,
               1/15/15.................        33,439
   30,000    Cox Communications, Inc.,
               4.63%, 1/15/10..........        29,921
   10,000    Cox Communications, Inc.,
               4.63%, 1/15/10..........         9,974
  343,000    Echostar Communications
               Corp., 5.75%,
               5/15/08(+)..............       340,427
   55,000    FBG Finance, Ltd., 5.13%,
               6/15/15(+)..............        55,215
   10,000    Fedex Corp., 7.25%,
               2/15/11.................        11,325
   30,000    Harrah's Operating
               Company, Inc., 5.63%,
               6/1/15..................        30,556
   45,000    Hyatt Equities, LLC,
               6.88%, 6/15/07..........        46,435
   35,000    Marriott International,
               Inc., 7.88%, 9/15/09....        39,500
   35,000    Marriott International,
               Inc., Class A, Series E,
               7.00%, 1/15/08..........        37,193

continued
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
CORPORATE BONDS, CONTINUED
Consumer Discretionary, continued
   20,000    Mohawk Industries, Inc.,
               Series D, 7.20%,
               4/15/12.................  $     22,859
   15,000    Philip Morris, 7.75%,
               1/15/27.................        18,013
                                         ------------
                                              674,857
                                         ------------
Consumer Staples (0.7%):
   65,000    Albertsons, Inc., 7.45%,
               8/1/29(+)...............        74,018
   45,000    Altria Group, Inc., 7.00%,
               11/4/13.................        50,359
1,000,000    General Mills, Inc.,
               1.35%, 10/28/22(b)......       705,000
   35,000    Kraft Foods, Inc., 5.63%,
               11/1/11.................        37,129
   25,000    Safeway, Inc., 7.25%,
               2/1/31..................        28,949
                                         ------------
                                              895,455
                                         ------------
Energy (0.2%):
   35,000    CC Funding Trust I, 6.90%,
               2/16/07.................        36,456
   25,000    Consumers Energy Co.,
               4.80%, 2/17/09..........        25,311
    5,000    Detroit Edison Co., 6.13%,
               10/1/10.................         5,396
   35,000    Detroit Edison Co., 4.80%,
               2/15/15.................        35,202
    5,000    Entergy Gulf States, Inc.,
               3.60%, 6/1/08...........         4,895
   51,000    FPL Group Capital, Inc.,
               3.25%, 4/11/06..........        50,745
   10,000    Monongahela Power Co.,
               5.00%, 10/1/06..........        10,081
   10,000    Panhandle Eastern Pipeline
               Co., 2.75%, 3/15/07.....         9,739
   30,000    Public Service Electric
               And Gas Co., 5.38%,
               9/1/13..................        31,639
   20,000    Sempra Energy, 4.62%,
               5/17/07.................        20,094
   15,000    Wisconsin Electric Power
               Co., 3.50%, 12/1/07.....        14,767
                                         ------------
                                              244,325
                                         ------------
Financials (3.1%):
   60,000    American General Finance
               Corp., Series MTNI,
               4.63%, 5/15/09(+).......        60,307
   15,000    American General Finance
               Corp., Series MTNH,
               4.63%, 9/1/10...........        15,070
   15,000    Axa Financial, Inc.,
               6.50%, 4/1/08...........        15,883
  125,000    Bank of America, 4.00%,
               8/18/09.................       124,998

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
CORPORATE BONDS, CONTINUED
Financials, continued
   30,000    Brascan Corp., 7.13%,
               6/15/12.................  $     33,748
   50,000    Capital Auto Receivables
               Asset Trust, Class A2,
               Series 04-2, 3.35%,
               2/15/08.................        49,521
  125,000    Capital Auto Receivables
               Asset Trust, Class A4,
               Series 2005-1, 4.05%,
               7/15/09.................       125,156
  100,000    Caterpillar Financial
               Asset Trust, Class A3,
               Series 2005-A, 3.90%,
               2/25/09.................        99,838
   70,000    Caterpillar Financial
               Services Corp., Series
               MTNF, 3.63%, 11/15/07...        69,122
   50,000    CIT Equipment Collateral,
               Class A3, Series
               2004-EF1, 3.50%,
               9/20/08(+)..............        49,380
   35,000    CIT Group, Inc., 3.65%,
               11/23/07................        34,508
  205,000    Citigroup, Inc., 5.63%,
               8/27/12.................       218,967
  100,000    CNH Equipment Trust, Class
               A3, Series 05-A, 4.02%,
               4/15/09.................        99,999
   64,594    Countrywide Home Loans,
               Inc., 3.25%, 5/21/08....        62,718
  100,000    Daimler Chrysler Auto
               Trust, 4.04%, 9/8/09,
               Series 2005-B, Class
               A3......................       100,104
   20,000    EOP Operating Limited
               Partnership, 4.75%,
               3/15/14.................        19,608
  100,000    Farmers Exchange Capital,
               7.05%, 7/15/28..........       108,141
   75,000    Ford Credit Auto Owner
               Trust, Class A3, Series
               05-B, 4.17%, 1/15/09....        75,179
   45,000    General Electric Capital
               Corp., 5.88%, 2/15/12...        48,660
   80,000    General Electric Capital
               Corp., Series MTNA,
               4.75%, 9/15/14(+).......        81,281
   80,000    Goldman Sachs Group, Inc.,
               5.25%, 10/15/13.........        82,552
   75,000    Harley-Davidson Motorcycle
               Trust, Class A2, Series
               05-2, 4.07%, 2/15/12....        75,060
  125,000    Harley-Davidson Motorcycle
               Trust, Class A2, Series
               05-1, 3.76%, 12/17/12...       124,241

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
CORPORATE BONDS, CONTINUED
Financials, continued
   50,000    Honda Auto Receivables
               Owner Trust, Class A3,
               Series 05-2, 3.93%,
               1/15/09.................  $     49,954
  100,000    Honda Auto Receivables
               Owner Trust, Class A3,
               Series 05-3, 3.87%,
               4/20/09.................        99,989
   50,000    Household Finance Corp.,
               4.13%, 11/16/09.........        49,460
   60,000    Household Finance Corp.,
               8.00%, 7/15/10..........        69,232
   40,000    HSBC Finance Corp., 6.75%,
               5/15/11.................        44,398
   75,000    Hyundai Auto Receivables
               Trust, Class A3, Series
               05-A, 3.98%, 11/16/09...        74,997
   80,000    J.P. Morgan Chase & Co.,
               6.00%, 2/15/09..........        84,565
   75,000    Marsh & Mclennan
               Companies, Inc., 5.38%,
               7/15/14.................        74,707
   75,000    Marshall & Ilsley Bank,
               3.80%, 2/8/08...........        74,403
   25,000    MBNA America Bank Corp.,
               7.13%, 11/15/12.........        28,744
   50,000    MBNA Corp., 6.13%,
               3/1/13(+)...............        54,486
  125,000    Merrill Auto Trust
               Securitization, Class
               A3, Series 05-1, 4.10%,
               8/25/09.................       124,978
  100,000    National City Auto
               Receivables Trust, Class
               A4, Series 04-A, 2.88%,
               5/15/11.................        97,640
   65,000    Nationwide Building
               Society, 4.25%,
               2/1/10..................        64,838
  150,000    Nissan Auto Receivables
               Owner Trust, Class A3,
               Series 05-B, 3.99%,
               7/15/09.................       150,022
   50,000    Residential Capital Corp.,
               6.38%, 6/30/10(+).......        50,241
   65,000    SLM Corp., 4.00%,
               1/15/10(+)..............        64,210
   50,000    St. Paul Travelers
               Companies, Inc., 5.01%,
               8/16/07(+)..............        50,623
   30,000    Textron Financial Corp.,
               4.13%, 3/3/08...........        29,963
  100,000    USAA Auto Owner Trust,
               Class A3, Series 04-3,
               3.16%, 2/17/09..........        98,926
   75,000    USAA Auto Owner Trust,
               Class A3, Series 05-1,
               3.90%, 7/15/09..........        74,895
  100,000    USAA Auto Owner Trust,
               Class A3, Series 04-2,
               3.58%, 2/15/11..........        99,118
  100,000    Volkswagen Auto Lease
               Trust, Class A3, Series
               05-A, 3.82%, 5/20/08....        99,802
   50,000    Wachovia Auto Owner Trust,
               Class A3, Series 2004-B,
               2.91%, 4/20/09..........        49,341
   50,000    Wachovia Auto Owner Trust,
               Class A3, Series 05-A,
               4.06%, 9/21/09..........        50,073
   40,000    Washington Mutual, Inc.,
               8.25%, 4/1/10...........        45,939
   50,000    World Omni Auto
               Receivables Trust, Class
               A3, Series 04-A, 3.29%,
               11/12/08................        49,574
                                         ------------
                                            3,679,159
                                         ------------

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
CORPORATE BONDS, CONTINUED
Health Care (0.1%):
   90,000    Aetna, Inc., 7.88%,
               3/1/11..................  $    105,052
   15,000    Wellpoint, Inc., 3.75%,
               12/14/07................        14,807
   20,000    Wellpoint, Inc., 4.25%,
               12/15/09................        19,912
                                         ------------
                                              139,771
                                         ------------
Industrials (0.4%):
  115,000    AIG Sunamer Global
               Finance, 6.30%,
               5/10/11.................       125,338
   20,000    Burlington North Santa FE
               Railway Co., 4.58%,
               1/15/21.................        20,166
   10,000    DaimlerChrysler NA Holding
               Corp., Class A3, Series
               2005-B, 7.30%,
               1/15/12.................        11,174
   20,000    DaimlerChrysler NA Holding
               Corp., 8.50%,
               1/18/31(+)..............        25,338
   55,000    Ford Motor Credit Co.,
               7.25%, 10/25/11.........        52,925
   65,000    General Motors Corp.,
               8.38%, 7/15/33(+).......        54,275
   55,000    Hutchison Whampoa
               International, Ltd.,
               6.50%, 2/13/13..........        59,713
   30,000    LG Electronics, Inc.,
               5.00%, 6/17/10..........        30,075
   30,000    Norfolk Southern Corp.,
               7.35%, 5/15/07..........        31,665
    5,000    Raytheon Co., 8.30%,
               3/1/10..................         5,794
   15,610    Systems 2001 Asset Trust,
               6.66%, 9/15/13..........        17,025

continued
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
CORPORATE BONDS, CONTINUED
Industrials, continued
    5,000    Union Pacific Corp.,
               6.79%, 11/9/07..........  $      5,291
   11,000    Union Pacific Corp.,
               6.65%, 1/15/11..........        12,237
   40,000    United Technologies Corp.,
               4.38%, 5/1/10(+)........        40,370
                                         ------------
                                              491,386
                                         ------------
Materials (0.1%):
   85,000    Consolidated Natural Gas,
               5.00%, 12/1/14..........        85,988
   15,000    ICI Wilmington, Inc.,
               4.38%, 12/1/08..........        14,886
   55,000    Sealed Air Corp., 5.63%,
               7/15/13(+)..............        56,517
                                         ------------
                                              157,391
                                         ------------
Utilities (0.5%):
   30,000    AOL Time Warner, Inc.,
               7.70%, 5/1/32...........        37,951
   20,000    Arizona Public Service
               Co., 6.75%, 11/15/06....        20,673
   30,000    Arizona Public Service
               Co., 5.80%, 6/30/14.....        32,227
   25,000    AT&T Wireless Services,
               Inc., 8.75%, 3/1/31.....        35,041
   35,000    Carolina Power and Light
               Co., 5.13%, 9/15/13.....        36,134
   20,000    Cincinnati Gas & Electric
               Co., 5.70%, 9/15/12.....        21,378
   70,000    Comcast Cable
               Communications, Inc.,
               6.75%, 1/30/11..........        77,227
   10,000    Consumers Energy Corp.,
               4.00%, 5/15/10..........         9,753
   50,000    Deutsche Telekom
               International Finance
               BV, 8.75%, 6/15/30......        67,699
   50,000    France Telecom SA, 8.75%,
               3/1/31..................        69,710
   30,000    News America, Inc., 7.13%,
               4/8/28..................        34,262
   40,000    Pacific Gas & Electric
               Co., 6.05%, 3/1/34......        44,084
   15,000    Ras Laffan Liquefied
               Natural Gas Company,
               Ltd., 8.29%, 3/15/14....        17,856
   10,000    South Carolina Electric &
               Gas Co., 5.30%,
               5/15/33.................        10,388
   10,000    Sprint Capital Corp.,
               8.75%, 3/15/32..........        13,911

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
CORPORATE BONDS, CONTINUED
Utilities, continued
   70,000    Telecom Italia Capital,
               4.00%, 1/15/10..........  $     68,017
   10,000    Time Warner, Inc., 6.63%,
               5/15/29.................        11,143
                                         ------------
                                              607,454
                                         ------------
  Total Corporate Bonds (Cost
  $7,046,490)                               7,044,018
                                         ------------
CONVERTIBLE BONDS (5.6%):
Consumer Staples (0.1%):
  280,000    Supervalue, Inc., 0.03%,
               11/2/31(b)..............        95,200
                                         ------------
Energy (0.6%):
  130,000    Calpine Corp., 4.75%,
               11/15/23................        92,950
  450,000    Reliant Resources, Inc.,
               5.00%, 8/15/10(+).......       665,438
                                         ------------
                                              758,388
                                         ------------
Financials (0.2%):
  300,000    American Express Co.,
               1.85%, 12/1/33..........       303,750
                                         ------------
Health Care (2.4%):
1,000,000    Amgen, 0.71%, 3/1/32(b)...       727,499
  255,000    Chiron Corp., 1.63%,
               8/1/33..................       236,513
  197,000    Chiron Corp., 2.75%,
               6/30/34
  300,000    Edwards Lifesciences
               Corp., 3.88%, 5/15/33...       187,643
  500,000    Medimmune, Inc., 1.00%,
               7/15/23.................       476,875
  410,000    Medtronic, Inc., 1.25%,
               9/15/21(+)..............       406,413
  550,000    Watson Pharmaceuticals,
               Inc., 1.75%, 3/15/23....       510,124
                                         ------------
                                            2,847,317
                                         ------------
Industrials (0.4%):
  400,000    Halliburton Co., 3.13%,
               7/15/23.................       553,000
                                         ------------
Information Technology (0.5%):
  250,000    Advanced Micro Devices,
               Inc., 4.75%,
               2/1/22(+)...............       247,813
  358,000    Micron Technology, Inc.,
               2.50%, 2/1/10(+)........       357,105
   39,000    Teradyne, Inc., 3.75%,
               10/15/06................        38,171
                                         ------------
                                              643,089
                                         ------------
Materials (0.5%):
  600,000    International Paper Co.,
               2.74%, 6/20/21(b)(+)....       327,000
  357,000    Sealed Air Corp., 3.00%,
               6/30/33.................       352,984
                                         ------------
                                              679,984
                                         ------------

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
CONVERTIBLE BONDS, CONTINUED
 Utilities (0.9%):
  130,000    Calpine Corp., 4.75%,
               11/15/23................  $     92,950
1,000,000    Nortel Networks Corp.,
               4.25%, 9/1/08(+)........       932,500
   38,000    PG&E Corp., 9.50%,
               6/30/10.................       112,100
                                         ------------
                                            1,137,550
                                         ------------
  Total Convertible Bonds (Cost
  $6,941,868)                               7,018,278
                                         ------------
PREFERRED STOCK (3.9%):
Consumer Discretionary (0.2%):
    2,100    Newell Financial Trust
               I.......................        91,613
    2,300    Tribune Co.(+)............       196,937
                                         ------------
                                              288,550
                                         ------------
Energy (1.0%):
    4,000    Amerada Hess Corp. .......       366,500
      300    El Paso Corp. ............       319,725
   12,000    El Paso Energy Capital
               Trust I(+)..............       456,600
                                         ------------
                                            1,142,825
                                         ------------
Financials (0.8%):
   10,000    Conseco, Inc.(+)..........       275,000
        8    Fannie Mae................       774,836
                                         ------------
                                            1,049,836
                                         ------------
Health Care (0.6%):
    8,000    Baxter International,
               Inc. ...................       441,000
    5,000    Schering-Plough
               Corp.(+)................       254,900
                                         ------------
                                              695,900
                                         ------------

  SHARES
    OR
PRINCIPAL                                    FAIR
AMOUNT ($)                                  VALUE
----------                               ------------
 PREFERRED STOCK, CONTINUED
Industrials (0.6%):
   15,000    Coltec Capital Trust......  $    727,500
                                         ------------
Information Technology (0.2%):
      300    Lucent Technologies
               Capital Trust I(+)......       291,225
                                         ------------
Materials (0.0%):
      500    Huntsman Corp.(+).........        23,050
                                         ------------
Utilities (0.5%):
   20,000    Centerpointe Energy,
               Inc. ...................       663,460
                                         ------------
  Total Preferred Stock     (Cost
$4,700,778)                                 4,882,346
                                         ------------
DEPOSIT ACCOUNT (0.0%):
    8,734    TNT Offshore Deposit
               Account.................         8,734
                                         ------------
  Total Deposit Account     (Cost
$8,734)                                         8,734
                                         ------------
COLLATERAL FOR SECURITIES ON LOAN (16.9%):
21,042,680   Northern Trust Liquid
               Institutional Asset
               Portfolio...............    21,042,680
                                         ------------
  Total Collateral for Securities on
Loan
    (Cost $21,042,680)
                                           21,042,680
                                         ------------
  Total Investments
    (Cost $140,320,286)(a)--117.3%        145,953,575
  Net Other
    Assets/(Liabilities)--(17.3)%         (21,493,812)
                                         ------------
  Net Assets--100.0%                     $124,459,763
                                         ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $ 6,861,528
    Unrealized depreciation...................   (1,374,247)
                                                -----------
    Net unrealized appreciation...............  $ 5,487,281
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2005.

    The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     99.9%
    Germany...................................      0.1%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ VAN KAMPEN
                                                              EQUITY AND INCOME FUND
                                                              ----------------------
ASSETS
Investments, at cost........................................       $140,320,286
                                                                   ============
Investments, at value*......................................       $145,953,575
Interest and dividends receivable...........................            394,339
Receivable for investments sold.............................          1,835,896
Prepaid expenses............................................                668
                                                                   ------------
  Total Assets..............................................        148,184,478
                                                                   ------------
LIABILITIES
Payable for investments purchased...........................          2,560,745
Payable for return of collateral received...................         21,042,680
Manager fees payable........................................             75,004
Distribution fees payable...................................             24,750
Other accrued liabilities...................................             21,536
                                                                   ------------
  Total Liabilities.........................................         23,724,715
                                                                   ------------
NET ASSETS..................................................       $124,459,763
                                                                   ============
NET ASSETS CONSIST OF:
  Capital...................................................       $117,684,372
  Undistributed net investment income/(loss)................            883,687
  Net realized gains/(losses) on investment transactions....            258,415
  Net unrealized appreciation/(depreciation) on
     investments............................................          5,633,289
                                                                   ------------
NET ASSETS..................................................       $124,459,763
                                                                   ============
Shares of beneficial interest...............................         11,336,255
Net Asset Value (offering and redemption price per share)...       $      10.98
                                                                   ============

------------

*    Includes securities on loan of $20,965,114.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                 USAZ VAN KAMPEN
                                                              EQUITY AND INCOME FUND
                                                              ----------------------
INVESTMENT INCOME:
Interest....................................................        $  534,296
Dividends...................................................           945,828
Income from securities lending..............................             5,103
                                                                    ----------
     Total Investment Income................................         1,485,227
                                                                    ----------
EXPENSES:
Manager fees................................................           377,475
Administration fees.........................................            38,751
Distribution fees...........................................           125,825
Fund accounting fees........................................            10,048
Custodian fees..............................................            14,879
Legal fees..................................................             6,221
Shareholder reports.........................................             8,727
Recoupment of prior expenses reimbursed by the Manager......             4,297
Other expenses..............................................            11,492
                                                                    ----------
     Total expenses.........................................           601,540
                                                                    ----------
NET INVESTMENT INCOME/(LOSS)................................           883,687
                                                                    ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......           169,160
Change in unrealized appreciation/(depreciation) on
  investments...............................................           460,512
                                                                    ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...           629,672
                                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............        $1,513,359
                                                                    ==========

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 USAZ VAN KAMPEN EQUITY AND
                                                                         INCOME FUND
                                                              ---------------------------------
                                                              SIX MONTHS ENDED   MAY 3, 2004 TO
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005            2004(A)
                                                              ----------------   --------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    883,687      $   378,029
  Net realized gains/(losses) on investment transactions....         169,160           89,255
  Change in unrealized appreciation/(depreciation) on
     investments............................................         460,512        5,172,777
                                                                ------------      -----------
  Change in net assets from operations......................       1,513,359        5,640,061
                                                                ------------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (389,202)
                                                                ------------      -----------
  Change in net assets resulting from dividends to
     shareholders...........................................              --         (389,202)
                                                                ------------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      41,844,830       76,697,529
  Proceeds from dividends reinvested........................         389,204               --
  Cost of shares redeemed...................................        (505,810)        (730,208)
                                                                ------------      -----------
  Change in net assets from capital transactions............      41,728,224       75,967,321
                                                                ------------      -----------
  Change in net assets......................................      43,241,583       81,218,180
NET ASSETS:
  Beginning of period.......................................      81,218,180               --
                                                                ------------      -----------
  End of period.............................................    $124,459,763      $81,218,180
                                                                ============      ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    883,687      $        --
                                                                ============      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       3,868,879        7,551,384
  Dividends reinvested......................................          35,838               --
  Shares redeemed...........................................         (47,113)         (72,734)
                                                                ------------      -----------
  Change in shares..........................................       3,857,604        7,478,650
                                                                ============      ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED   MAY 3, 2004 TO
                                                        JUNE 30,        DECEMBER 31,
                                                          2005            2004(A)
                                                    ----------------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  10.86          $ 10.00
                                                        --------          -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.08             0.05
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.04             0.86
                                                        --------          -------
  Total from Investment Activities................          0.12             0.91
                                                        --------          -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --            (0.05)
                                                        --------          -------
  Total Dividends.................................            --            (0.05)
                                                        --------          -------
NET ASSET VALUE, END OF PERIOD....................      $  10.98          $ 10.86
                                                        ========          =======
TOTAL RETURN*(b)..................................          1.10%            9.12%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $124,460          $81,218
Net Investment Income/(Loss)(c)...................          1.76%            1.40%
Expenses Before Waivers/Reimbursements**(c).......          1.20%(d)         1.22%
Expenses Net of Waivers/Reimbursements(c).........          1.20%(d)         1.20%
Portfolio Turnover Rate...........................         28.01%           44.65%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Includes recoupment of prior expenses reimbursed by the Manager.

See accompanying notes to the financial statements.
 12

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Equity and Income Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Equity and Income Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends a and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Van Kampen Equity and Income Fund......................  $21,394,448      $20,965,114

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represented short term instruments from Standard Chartered Bank Letter of Credit and Salomon Brothers at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE      EXPENSE LIMIT
                                                                 -----------      -------------
   USAZ Van Kampen Equity and Income Fund......................     0.75%             1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                   EXPIRES
                                                                  12/31/2007
                                                                  ----------
   USAZ Van Kampen Equity and Income Fund......................      $190

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $3,085 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $909 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term and U.S. Government securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Equity and Income Fund......................  $56,249,881   $20,206,455

  For the period ended June 30, 2005, Purchases and sales on long-term U.S. Government Securities were as follow:

                                                                 PURCHASES      SALES
                                                                 ----------   ----------
   USAZ Van Kampen Equity and Income Fund......................  $9,119,737   $6,002,614

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) VAN KAMPEN
                              GLOBAL FRANCHISE FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Van Kampen Global Franchise Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Van Kampen Global Franchise Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Global Franchise Fund.....    $1,000.00       $1,038.90          $7.33               1.45%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Van Kampen Global Franchise Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                               -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Global Franchise Fund.....    $1,000.00       $1,017.60          $7.25               1.45%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Van Kampen Global Franchise Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                PERCENT OF
   USAZ VAN KAMPEN GLOBAL FRANCHISE FUND       NET ASSETS*
   -------------------------------------       ------------
   Consumer Discretionary....................      13.3%
   Consumer Staples..........................      58.8
   Health Care...............................      16.6
   Industrials...............................       5.3
   Short-Term Investments....................      14.9
                                                  -----
                                                  108.9%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (94.0%):
Consumer Discretionary (13.3%):
    60,744   Capital Radio plc...........  $    294,236
   176,312   New York Times Co., Class
               A(+)......................     5,492,119
   367,335   Reed Elsevier NV............     5,106,995
   343,266   SMG plc.....................       583,408
   232,016   Torstar Corp., Class B......     4,697,907
   315,443   Wolters Kluwer CVA NV.......     6,018,813
   425,572   WPP Group plc...............     4,367,490
                                           ------------
                                             26,560,968
                                           ------------
Consumer Staples (58.8%):
   520,418   Allied Domecq plc(+)........     6,302,609
   126,989   Altadis SA..................     5,310,221
   136,205   Altria Group, Inc. .........     8,807,015
   829,247   British American Tobacco
               plc.......................    16,024,167
    85,229   Brown-Forman Corp., Class
               B(+)......................     5,152,945
 1,272,673   Cadbury Schweppes plc.......    12,120,038
   556,457   Diageo plc..................     8,180,122
    68,708   Groupe Danone...............     6,026,675
   241,261   Imperial Tobacco Group
               plc.......................     6,482,007
    81,663   Kimberly-Clark Corp. .......     5,111,287
   176,858   Koninklijke Numico NV*......     7,056,246
    32,879   Nestle SA, Registered
               Shares....................     8,402,616
   311,134   Reckitt Benckiser plc.......     9,145,442
   766,284   Swedish Match AB............     8,685,884
   513,440   Unilever plc................     4,936,805
                                           ------------
                                            117,744,079
                                           ------------
Health Care (16.6%):
   236,928   Bristol-Myers Squibb Co. ...     5,918,461
   344,056   GlaxoSmithKline plc.........     8,304,666
   232,112   Merck & Company, Inc. ......     7,149,050
   147,363   Novartis AG, Registered
               Shares....................     6,999,293
    60,111   Sanofi-Aventis..............     4,923,253
                                           ------------
                                             33,294,723
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Industrials (5.3%):
    64,601   Cargotec Corp., B Shares*...  $  1,804,292
   129,095   Kone Oyj, B Shares*(+)......     7,736,322
    39,134   Zardoya Otis SA(+)..........     1,151,669
                                           ------------
                                             10,692,283
                                           ------------
  Total Common Stocks
    (Cost $175,289,384)                     188,292,053
                                           ------------
DEPOSIT ACCOUNT (10.2%):
20,363,625   NTRS London Deposit
               Account...................    20,363,625
                                           ------------
  Total Deposit Account
    (Cost $20,363,625)                       20,363,625
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (4.7%):
 9,291,745   Northern Trust Liquid
               Institutional Asset
               Portfolio.................     9,291,745
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $9,291,745)                         9,291,745
                                           ------------
  Total Investments
    (Cost $204,944,754)(a)--108.9%          217,947,423
  Net Other Assets/(Liabilities)--(8.9)%   (17,720,702)
                                           ------------
  Net Assets--100.0%                       $200,226,721
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $16,162,595
    Unrealized depreciation...................   (3,160,626)
                                                -----------
    Net unrealized appreciation...............  $13,001,969
                                                ===========

  At June 30, 2005, the Fund's foreign currency exchange contracts were as follows:

                                                                 DELIVERY    CONTRACT                    UNREALIZED
                                                                   DATE       AMOUNT      FAIR VALUE    APPRECIATION
                                                                 --------   -----------   -----------   ------------
    SHORT
    Receive US Dollars in exchange for 14,675,000 British
      Pounds...................................................  07/21/05   $27,974,072   $26,280,923    $1,693,149

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United Kingdom............................     36.7%
    United States.............................     27.7%
    Netherlands...............................      8.7%
    Switzerland...............................      7.4%
    France....................................      5.3%
    Finland...................................      4.6%
    Sweden....................................      4.2%
    Spain.....................................      3.1%
    Canada....................................      2.3%
                                                  ------
    Total.....................................    100.0%
                                                  ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                              GLOBAL FRANCHISE
                                                                    FUND
                                                              ----------------
ASSETS
Investments, at cost........................................    $204,944,754
                                                                ============
Investments, at value*......................................    $217,947,423
Foreign currency, at value (cost $1,680,945)................       1,675,809
Interest and dividends receivable...........................         460,906
Receivable for investments sold.............................       7,450,020
Receivable for forward foreign currency contracts...........       1,693,149
Reclaim receivable..........................................          59,220
Prepaid expenses............................................           1,080
                                                                ------------
  Total Assets..............................................     229,287,607
                                                                ------------

LIABILITIES
Payable for investments purchased...........................      19,524,318
Payable for return of collateral received...................       9,291,745
Manager fees payable........................................         159,834
Distribution fees payable...................................          40,054
Other accrued liabilities...................................          44,935
                                                                ------------
  Total Liabilities.........................................      29,060,886
                                                                ------------
NET ASSETS..................................................    $200,226,721
                                                                ============
NET ASSETS CONSIST OF:
  Capital...................................................     181,880,193
  Undistributed net investment income/(loss)................       3,089,655
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................         559,753
  Net unrealized appreciation/(depreciation) on investments
     and foreign currencies.................................      14,697,120
                                                                ------------
NET ASSETS..................................................    $200,226,721
                                                                ============
Shares of beneficial interest...............................      13,883,814
Net Asset Value (offering and redemption price per share)...    $      14.43
                                                                ============

------------

*    Includes securities on loan of $8,745,748.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                              GLOBAL FRANCHISE
                                                                    FUND
                                                              ----------------
INVESTMENT INCOME:
Interest....................................................     $      809
Dividends...................................................      3,243,278
Foreign tax withholding.....................................       (218,204)
Income from securities lending..............................          2,794
                                                                 ----------
     Total Investment Income................................      3,028,677
                                                                 ----------
EXPENSES:
Manager fees................................................        735,158
Administration fees.........................................         60,317
Distribution fees...........................................        193,462
Custodian fees..............................................         38,397
Legal fees..................................................          9,774
Shareholder reports.........................................         13,972
Trustees' fees..............................................          5,870
Recoupment of prior expenses reimbursed by the Manager......         41,218
Other expenses..............................................         23,916
                                                                 ----------
     Total expenses.........................................      1,122,084
                                                                 ----------
NET INVESTMENT INCOME/(LOSS)................................      1,906,593
                                                                 ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments and foreign
  currency transactions.....................................         19,697
Change in unrealized appreciation/(depreciation) on
  investments and foreign currencies........................      3,110,315
                                                                 ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      3,130,012
                                                                 ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $5,036,605
                                                                 ==========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ VAN KAMPEN
                                                                   GLOBAL FRANCHISE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  1,906,593      $    523,605
  Net realized gains/(losses) on investments and foreign
     currency transactions..................................          19,697           700,567
  Change in unrealized appreciation/(depreciation) on
     investments and foreign currency.......................       3,110,315         8,936,602
                                                                ------------      ------------
  Change in net assets from operations......................       5,036,605        10,160,774
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      74,179,088        96,080,357
  Proceeds from dividends reinvested........................              --             5,889
  Cost of shares redeemed...................................      (1,807,390)       (7,410,822)
                                                                ------------      ------------
  Change in net assets from capital transactions............      72,371,698        88,675,424
                                                                ------------      ------------
  Change in net assets......................................      77,408,303        98,836,198
NET ASSETS:
  Beginning of period.......................................     122,818,418        23,982,220
                                                                ------------      ------------
  End of period.............................................    $200,226,721      $122,818,418
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  3,089,655      $  1,183,062
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       5,160,854         7,501,373
  Dividends reinvested......................................              --               476
  Shares redeemed...........................................        (127,657)         (590,175)
                                                                ------------      ------------
  Change in shares..........................................       5,033,197         6,911,674
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED    YEAR ENDED    MAY 1, 2003 TO
                                                        JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                          2005             2004          2003(A)
                                                    ----------------   ------------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  13.88         $  12.37        $ 10.00
                                                        --------         --------        -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.09             0.08           0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.46             1.43           2.36
                                                        --------         --------        -------
  Total from Investment Activities................          0.55             1.51           2.38
                                                        --------         --------        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --               --          (0.01)
  Net Realized Gains..............................            --               --             --*
                                                        --------         --------        -------
  Total Dividends.................................            --               --          (0.01)
                                                        --------         --------        -------
NET ASSET VALUE, END OF PERIOD....................      $  14.43         $  13.88        $ 12.37
                                                        ========         ========        =======
TOTAL RETURN**(b).................................          3.89%           12.21%         23.90%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $200,227         $122,818        $23,982
Net Investment Income/(Loss)(c)...................          2.46%            0.80%          0.57%
Expenses Before Waivers/Reimbursements***(c)......          1.45%(d)         1.48%          1.70%
Expenses Net of Waivers/Reimbursements(c).........          1.45%(d)         1.44%          1.35%
Portfolio Turnover Rate...........................          3.64%            9.40%          3.31%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  Includes recoupment of prior expenses paid by the Manager.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Global Franchise Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Global Franchise Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   USAZ Van Kampen Global Franchise Fund.......................  $9,291,745      $8,745,748

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Global Franchise Fund.......................    0.95%          1.45%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES
                                                                 12/31/2007
                                                                 ----------
   USAZ Van Kampen Global Franchise Fund.......................    $9,860

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $4,710 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ Van Kampen Global Franchise Fund.......................  $73,485,790   $5,347,126

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) VAN KAMPEN
                             GROWTH AND INCOME FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                       Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Van Kampen Growth and Income Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Van Kampen Growth and Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Growth and Income Fund.................    $1,000.00       $1,019.60          $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Van Kampen Growth and Income Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                             BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                                           ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                                              1/1/05          6/30/05       1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                                           -------------   --------------   ----------------   ----------------
   USAZ Van Kampen Growth and Income Fund................    $1,000.00       $1,018.84           $6.01               1.20%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Van Kampen Growth and Income Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                                   PERCENT OF
   USAZ VAN KAMPEN GROWTH AND INCOME FUND         NET ASSETS*
   --------------------------------------         ------------
   Auto & Transportation........................       1.7%
   Consumer Discretionary.......................      11.3
   Consumer Staples.............................       7.2
   Energy.......................................      12.7
   Financials...................................      24.2
   Health Care..................................      14.3
   Industrials..................................       4.9
   Information Technology.......................       6.4
   Materials....................................       4.8
   Utilities....................................       8.4
   Federal Home Loan Bank.......................       4.0
   Short-Term Investments.......................       5.4
                                                     -----
                                                     105.3%
                                                     =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (95.9%):
Auto & Transportation (1.7%):
   124,476   Honda Motor Company,
               Ltd. .....................  $  3,063,355
    42,340   Norfolk Southern Corp. .....     1,310,846
                                           ------------
                                              4,374,201
                                           ------------
Consumer Discretionary (11.3%):
   164,730   Clear Channel
               Communications, Inc.......     5,095,099
    53,640   Kohl's Corp.*...............     2,999,012
    21,040   Marriott International,
               Inc., Class A.............     1,435,349
    40,280   McDonald's Corp. ...........     1,117,770
    33,010   Target Corp. ...............     1,796,074
   363,050   Time Warner, Inc.*..........     6,066,565
    81,540   Viacom, Inc., Class B.......     2,610,911
    93,390   Wal-Mart Stores, Inc. ......     4,501,398
   162,160   Walt Disney Co. ............     4,083,189
                                           ------------
                                             29,705,367
                                           ------------
Consumer Staples (7.2%):
    40,240   Altria Group, Inc. .........     2,601,918
    66,780   Cadbury Schweppes plc,
               ADR.......................     2,559,677
    90,180   Coca-Cola Co. ..............     3,765,015
    42,210   Kimberly-Clark Corp. .......     2,641,924
    60,130   Kraft Foods, Inc., Class
               A( 7/8)...................     1,912,735
    84,910   Unilever NV, NY Shares......     5,504,716
                                           ------------
                                             18,985,985
                                           ------------
Energy (12.7%):
    82,710   BP plc, ADR.................     5,159,450
    82,288   ConocoPhillips..............     4,730,737
    65,202   Exxon Mobil Corp. ..........     3,747,159
   166,080   General Electric Co. .......     5,754,672
    78,450   Royal Dutch Petroleum Co.,
               NY Shares.................     5,091,405
    71,930   Schlumberger, Ltd. .........     5,462,364
    42,940   Valero Energy Corp. ........     3,396,983
                                           ------------
                                             33,342,770
                                           ------------
Financials (24.2%):
    69,240   Aegon N.V. .................       891,119
    85,240   Bank of America Corp. ......     3,887,796
   260,830   Charles Schwab Corp. .......     2,942,162
    58,600   Chubb Corp. ................     5,016,746
    45,780   CIGNA Corp. ................     4,899,833
   137,710   Citigroup, Inc. ............     6,366,333
    37,460   Equifax, Inc. ..............     1,337,697
    74,510   Freddie Mac.................     4,860,287
    11,070   Goldman Sachs Group,
               Inc. .....................     1,129,361
    28,890   Hartford Financial Services
               Group, Inc.( 7/8).........     2,160,394
   213,777   J.P. Morgan Chase & Co. ....     7,550,605
    48,440   Lehman Brothers Holdings,
               Inc. .....................     4,809,123
    34,130   MBNA Corp. .................       892,841

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Financials, continued
   100,420   Merrill Lynch & Company,
               Inc. .....................  $  5,524,104
    30,370   PNC Financial Services
               Group.....................     1,653,950
    50,430   Prudential Financial,
               Inc. .....................     3,311,234
   105,018   St. Paul Travelers
               Companies, Inc. ..........     4,151,362
    44,390   State Street Corp. .........     2,141,818
                                           ------------
                                             63,526,765
                                           ------------
Health Care (14.3%):
    40,180   Bausch & Lomb, Inc.( 7/8)...     3,334,940
   276,100   Bristol-Myers Squibb Co. ...     6,896,978
    71,530   Chiron Corp.*( 7/8).........     2,495,682
    67,790   Eli Lilly & Co. ............     3,776,581
    48,440   GlaxoSmithKline plc, ADR....     2,349,824
    96,630   Roche Holding AG,
               ADR( 7/8).................     6,117,162
    74,650   Sanofi-Aventis, ADR( 7/8)...     3,059,904
   293,320   Schering-Plough Corp. ......     5,590,679
    91,320   Wyeth.......................     4,063,740
                                           ------------
                                             37,685,490
                                           ------------
Industrials (4.9%):
    32,410   Applera Corp. ..............       637,505
    27,870   Ingersoll Rand Co. .........     1,988,525
    53,230   Northrop Grumman Corp. .....     2,940,957
    15,010   Parker Hannifin Corp. ......       930,770
    69,630   Raytheon Co. ...............     2,723,926
    51,010   Siemens AG, ADR.............     3,705,876
                                           ------------
                                             12,927,559
                                           ------------
Information Technology (6.4%):
   163,510   Hewlett-Packard Co. ........     3,844,120
   126,930   Intel Corp. ................     3,307,796
   226,440   Micron Technology, Inc.*....     2,311,952
   223,650   Motorola, Inc. .............     4,083,849
   153,550   Symantec Corp.*.............     3,338,177
                                           ------------
                                             16,885,894
                                           ------------
Materials (4.8%):
   191,070   Bayer AG, ADR...............     6,358,809
    57,590   Dow Chemical Co. ...........     2,564,483
    19,107   Lanxess*....................       425,726
    85,110   Newmont Mining Corp. .......     3,321,843
                                           ------------
                                             12,670,861
                                           ------------
Utilities (8.4%):
    65,430   American Electric Power
               Company, Inc. ............     2,412,404
    38,250   Entergy Corp. ..............     2,889,787
    43,360   Exelon Corp. ...............     2,225,669
    58,050   FirstEnergy Corp. ..........     2,792,786
    87,890   France Telecom SA,
               ADR( 7/8).................     2,561,115
    85,680   Nextel Communications, Inc.,
               Class A*..................     2,768,321

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Utilities, continued
    95,120   Sprint Corp.( 7/8)..........  $  2,386,561
   116,590   Verizon Communications,
               Inc. .....................     4,028,184
                                           ------------
                                             22,064,827
                                           ------------
  Total Common Stocks
    (Cost $221,983,921)                     252,169,719
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (4.0%):
Federal Home Loan Bank (4.0%):
10,539,000   2.64%, 7/1/05(b)............    10,539,000
                                           ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $10,539,000)
                                             10,539,000
                                           ------------
DEPOSIT ACCOUNT (0.0%):
    21,730   TNT Offshore Deposit
               Account...................        21,730
                                           ------------
  Total Deposit Account
    (Cost $21,730)                               21,730
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (5.4%):
14,328,812   Northern Trust Liquid
               Institutional Asset
               Portfolio.................    14,328,812
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $14,328,812)                       14,328,812
                                           ------------
  Total Investments
    (Cost $246,873,463)(a)--105.3%          277,059,261
  Net Other Assets/(Liabilities)--(5.3)%    (14,072,717)
                                           ------------
  Net Assets--100.0%                       $262,986,544
                                           ============

------------

*  Non-income producing security.

( 7/8)  All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $31,633,698
    Unrealized depreciation...................   (2,568,722)
                                                -----------
    Net unrealized appreciation                 $29,064,976
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2005.

  The following represents the concentrations by country as of June 30, 2005 based upon the total fair value of investments.

   COUNTRY                                     PERCENTAGE
   -------                                     ----------
   United States.............................     99.8%
   Germany...................................      0.2%
                                                 ------
   Total.....................................    100.0%
                                                 ======

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                               USAZ VAN KAMPEN
                                                              GROWTH AND INCOME
                                                                    FUND
                                                              -----------------
ASSETS
Investments, at cost........................................    $246,873,463
                                                                ============
Investments, at value*......................................    $277,059,261
Interest and dividends receivable...........................         424,821
Receivable for investments sold.............................         736,306
Prepaid expenses............................................           1,451
                                                                ------------
  Total Assets..............................................     278,221,839
                                                                ------------

LIABILITIES
Payable to custodian........................................           1,669
Payable for investments purchased...........................         638,666
Payable for return of collateral received...................      14,328,812
Manager fees payable........................................         168,202
Distribution fees payable...................................          53,911
Other accrued liabilities...................................          34,025
                                                                ------------
  Total Liabilities.........................................      15,225,285
                                                                ------------
NET ASSETS..................................................    $262,986,554
                                                                ============
NET ASSETS CONSIST OF:
  Capital...................................................    $213,371,796
  Undistributed net investment income/(loss)................       2,638,655
  Net realized gains/(losses) on investment transactions....      16,790,305
  Net unrealized appreciation/(depreciation) on
     investments............................................      30,185,798
                                                                ------------
NET ASSETS..................................................    $262,986,554
                                                                ============
Shares of beneficial interest...............................      21,936,680
Net Asset Value (offering and redemption price per share)...    $      11.99
                                                                ============

------------

*    Includes securities on loan of $14,032,740.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                               USAZ VAN KAMPEN
                                                              GROWTH AND INCOME
                                                                    FUND
                                                              -----------------
INVESTMENT INCOME:
Interest....................................................     $   185,847
Dividends...................................................       2,905,313
Income from securities lending..............................          48,970
                                                                 -----------
     Total Investment Income................................       3,140,130
                                                                 -----------
EXPENSES:
Manager fees................................................         917,299
Administration fees.........................................          99,558
Distribution fees...........................................         301,738
Audit fees..................................................          11,709
Custodian fees..............................................          19,706
Legal fees..................................................          16,714
Shareholder reports.........................................          22,355
Recoupment of prior expenses reimbursed by the Manager......          29,832
Other expenses..............................................          29,434
                                                                 -----------
     Total expenses.........................................       1,448,345
                                                                 -----------
NET INVESTMENT INCOME/(LOSS)................................       1,691,785
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......       7,774,987
Change in unrealized appreciation/(depreciation) on
  investments...............................................      (4,458,603)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       3,316,384
                                                                 -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $ 5,008,169
                                                                 ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ VAN KAMPEN
                                                                   GROWTH AND INCOME FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2005              2004
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  1,691,785      $  1,578,086
  Net realized gains/(losses) on investment transactions....       7,774,987        11,145,163
  Change in unrealized appreciation/(depreciation) on
     investments............................................      (4,458,603)       12,766,811
                                                                ------------      ------------
  Change in net assets from operations......................       5,008,169        25,490,060
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --          (631,216)
                                                                ------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --          (631,216)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      32,983,019        73,527,424
  Proceeds from dividends reinvested........................              --         1,051,165
  Cost of shares redeemed...................................      (4,253,137)      (16,361,036)
                                                                ------------      ------------
  Change in net assets from capital transactions............      28,729,882        58,217,553
                                                                ------------      ------------
  Change in net assets......................................      33,738,051        83,076,397
NET ASSETS:
  Beginning of period.......................................     229,248,503       146,172,106
                                                                ------------      ------------
  End of period.............................................    $262,986,554      $229,248,503
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  2,638,655      $    946,870
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       2,804,967         6,883,118
  Dividends reinvested......................................              --            99,908
  Shares redeemed...........................................        (363,442)       (1,579,735)
                                                                ------------      ------------
  Change in shares..........................................       2,441,525         5,403,291
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS

                                                                 USAZ VAN KAMPEN GROWTH AND INCOME FUND
                                                    -----------------------------------------------------------------
                                                    SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,      MAY 1, 2001 TO
                                                        JUNE 30,       -----------------------------    DECEMBER 31,
                                                          2005           2004       2003      2002        2001(A)
                                                    ----------------   --------   --------   -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.76       $  10.37   $   8.21   $  9.70      $ 10.00
                                                        --------       --------   --------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.07           0.09       0.08      0.07         0.06
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.16           1.34       2.16     (1.49)       (0.30)
                                                        --------       --------   --------   -------      -------
  Total from Investment Activities................          0.23           1.43       2.24     (1.42)       (0.24)
                                                        --------       --------   --------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --          (0.04)     (0.08)    (0.07)       (0.06)
                                                        --------       --------   --------   -------      -------
  Total Dividends.................................            --          (0.04)     (0.08)    (0.07)       (0.06)
                                                        --------       --------   --------   -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  11.99       $  11.76   $  10.37   $  8.21      $  9.70
                                                        ========       ========   ========   =======      =======
TOTAL RETURN*(b)..................................          1.96%         13.82%     27.46%   (14.71)%      (2.71)%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $262,987       $229,249   $146,172   $47,721      $16,401
Net Investment Income/(Loss)(c)...................          1.40%          0.87%      1.07%     0.94%        1.00%
Expenses Before Waivers/ Reimbursements**(c)......          1.20%(d)       1.21%      1.29%     1.58%        2.71%
Expenses Net of Waivers/ Reimbursements(c)........          1.20%(d)       1.17%      1.10%     1.10%        1.10%
Portfolio Turnover Rate(b)........................         23.52%         53.80%     57.44%    60.56%       56.31%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  Includes recoupment of prior expenses paid by the Manager.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Growth and Income Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Growth and Income Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Van Kampen Growth and Income Fund......................  $14,407,538      $14,032,740

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represented short term instruments from ANZ Bank at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  For the period ended June 30, 2005, the Manager fees of the Fund were based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725%, and over $500 million at 0.675%. The annual expense limit of the Fund was 1.20%.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Growth and Income Fund......................   $110,258     $171,283     $63,948

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $8,342 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustee was paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $9,760 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Growth and Income Fund......................  $85,789,742   $54,150,036

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

                               USAZ(R) VAN KAMPEN
                               MID CAP GROWTH FUND
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                             Schedule of Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the USAZ Van Kampen Mid Cap Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Van Kampen Mid Cap Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Mid Cap Growth Fund....    $1,000.00       $1,029.20          $6.54               1.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Van Kampen Mid Cap Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                            -------------   -------------   ----------------   ----------------
   USAZ Van Kampen Mid Cap Growth Fund....    $1,000.00       $1,018.35          $6.51               1.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The USAZ Van Kampen Mid Cap Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2005.

                                               PERCENT OF
   USAZ VAN KAMPEN MID CAP GROWTH FUND         NET ASSETS*
   -----------------------------------         -----------
   Auto & Transportation.....................       4.3%
   Consumer Discretionary....................      34.2
   Energy....................................       4.6
   Financials................................      11.6
   Health Care...............................       9.0
   Industrials...............................       9.5
   Information Technology....................      12.9
   Materials.................................       4.0
   Utilities.................................       6.2
   Federal Home Loan Bank....................       4.0
   Short-Term Investments....................      26.9
                                                  -----
                                                  127.2%
                                                  =====

   * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ VAN KAMPEN GROWTH FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (96.3%):
Auto & Transportation (4.3%):
   43,225   C.H. Robinson Worldwide,
              Inc. ......................  $  2,515,695
   25,200   Expeditors International of
              Washington, Inc.(+)........     1,255,212
   38,900   Harley-Davidson, Inc. .......     1,929,440
                                           ------------
                                              5,700,347
                                           ------------
Consumer Discretionary (34.2%):
   72,333   Activision, Inc.*............     1,194,941
   50,500   Amazon.com, Inc.*............     1,670,540
   29,300   Bed Bath & Beyond, Inc.*.....     1,224,154
   62,400   BJ's Wholesale Club, Inc.*...     2,027,376
   34,000   Career Education Corp.*......     1,244,740
   57,300   Cheesecake Factory, Inc.*....     1,990,029
   36,600   Chico's FAS, Inc.*(+)........     1,254,648
   51,450   Getty Images, Inc.*(+).......     3,820,677
  106,425   International Game
              Technology.................     2,995,864
   16,200   International Speedway
              Corp. .....................       911,412
   28,000   ITT Educational Services,
              Inc.*(+)...................     1,495,760
   58,500   Lamar Advertising Co.*.......     2,502,045
   25,700   Laureate Education,
              Inc.*(+)...................     1,230,002
    3,229   NVR, Inc.*(+)................     2,615,490
   32,390   P.F. Chang's China Bistro,
              Inc.*(+)...................     1,910,362
   42,800   Penn National Gaming,
              Inc.*......................     1,562,200
   22,500   Polaris Industries,
              Inc.(+)....................     1,215,000
   36,100   SCP Pool Corp.(+)............     1,266,749
   55,425   Station Casinos, Inc. .......     3,680,220
   27,525   Strayer Education, Inc.(+)...     2,374,307
   26,400   Tractor Supply Co.*..........     1,296,240
   32,758   Univision Communications,
              Inc., Class A*(+)..........       902,483
   27,500   Urban Outfitters, Inc.*......     1,558,975
   24,900   Weight Watchers
              International, Inc.*(+)....     1,285,089
   37,015   Wynn Resorts, Ltd.*(+).......     1,749,699
                                           ------------
                                             44,979,002
                                           ------------
Energy (4.6%):
   19,100   Monsanto Co. ................     1,200,817
  159,650   Ultra Petroleum Corp.*.......     4,846,974
                                           ------------
                                              6,047,791
                                           ------------
Financials (11.6%):
   74,925   Ameritrade Holding
              Corp.*(+)..................     1,392,856
   49,350   Brascan Corp., Class A(+)....     1,883,196
   78,820   Calamos Asset Management,
              Inc., Class A..............     2,147,057
   31,900   CB Richard Ellis Group, Inc.,
              Class A*...................     1,399,134
   12,080   Chicago Mercantile Exchange
              Holdings, Inc.(+)..........     3,569,639
    1,275   Moody's Corp. ...............        57,324

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Financials, continued
   49,875   Plum Creek Timber Company,
              Inc. ......................  $  1,810,463
   15,500   St. Joe Co. .................     1,263,870
    2,800   White Mountains Insurance
              Group, Ltd.(+).............     1,766,520
                                           ------------
                                             15,290,059
                                           ------------
Health Care (9.0%):
   18,600   Affymetrix, Inc.*(+).........     1,003,098
   12,200   Cooper Companies, Inc. ......       742,492
   27,300   Dade Behring Holdings,
              Inc. ......................     1,774,773
   38,300   Gen-Probe, Inc.*(+)..........     1,387,609
   14,700   INAMED Corp.*................       984,459
   22,094   Kinetic Concepts, Inc.*(+)...     1,325,640
   40,150   Patterson Companies, Inc.*...     1,809,962
   37,200   St. Jude Medical, Inc.*......     1,622,292
   47,800   VCA Antech, Inc.*(+).........     1,159,150
                                           ------------
                                             11,809,475
                                           ------------
Industrials (9.5%):
   32,400   ChoicePoint, Inc.*...........     1,297,620
   69,675   Corporate Executive Board
              Co. .......................     5,457,643
   14,520   Fisher Scientific
              International, Inc.*(+)....       942,348
  102,500   Monster Worldwide, Inc.*.....     2,939,700
   37,875   Stericycle, Inc.*(+).........     1,905,870
                                           ------------
                                             12,543,181
                                           ------------
Information Technology (12.9%):
   77,000   Akamai Technologies,
              Inc.*(+)...................     1,011,010
   49,848   Dolby Laboratories, Inc.,
              Class A*(+)................     1,099,647
   18,925   Global Payments, Inc.(+).....     1,283,115
   62,705   Iron Mountain, Inc.*.........     1,945,109
   49,700   Marvell Technology Group,
              Ltd.*......................     1,890,588
   16,200   Netease.com, Inc.*(+)........       925,182
   42,875   Network Appliance, Inc.*.....     1,212,076
  100,700   Red Hat, Inc.*(+)............     1,319,170
  101,500   Salesforce.com, Inc.*(+).....     2,078,720
   34,300   Shanda Interactive
              Entertainment, Ltd.*(+)....     1,261,897
   32,200   Sina Corp.*..................       898,380
   59,300   Tessera Technologies,
              Inc.*......................     1,981,213
                                           ------------
                                             16,906,107
                                           ------------
Materials (4.0%):
   46,450   Cameco Corp.(+)..............     2,078,637
   36,700   Rinker Group, Ltd., ADR......     1,948,403
   25,120   Sealed Air Corp.*............     1,250,725
                                           ------------
                                              5,277,765
                                           ------------

continued

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
(FORMERLY KNOWN AS USAZ VAN KAMPEN GROWTH FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
       ax
Utilities (6.2%):
  145,479   Crown Castle International
              Corp.*.....................  $  2,956,133
   58,100   NII Holdings, Inc.*(+).......     3,714,914
   21,625   Questar Corp.(+).............     1,425,088
                                           ------------
                                              8,096,135
                                           ------------
  Total Common Stocks
    (Cost $111,590,329)                     126,649,862
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (4.0%):
Federal Home Loan Bank (4.0%):
5,301,000   2.64%, 7/1/05(b).............     5,301,000
                                           ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $5,301,000)
                                              5,301,000
                                           ------------
DEPOSIT ACCOUNT (0.0%):
      770   TNT Offshore Deposit
              Account....................           770
                                           ------------
  Total Deposit Account
    (Cost $770)                                     770
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE, CONTINUED
COLLATERAL FOR SECURITIES ON LOAN (26.9%):
35,359,313  Northern Trust Liquid
              Institutional Asset
              Portfolio..................  $ 35,359,313
                                           ------------
  Total Collateral for Securities on Loan
    (Cost $35,359,313)                       35,359,313
                                           ------------
  Total Investments
    (Cost $152,251,412)(a)--127.2%          167,310,945
  Net Other Assets/(Liabilities)--(27.2)%   (35,791,231)
                                           ------------
  Net Assets--100.0%                       $131,519,714
                                           ============

------------

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2005.

ADR--American Depository Receipt

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

    Unrealized appreciation...................  $16,596,865
    Unrealized depreciation...................   (2,241,267)
                                                -----------
    Net unrealized appreciation...............  $14,355,598
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2005.

See accompanying notes to the financial statements
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ VAN KAMPEN
                                                                MID CAP GROWTH FUND
                                                                (FORMERLY KNOWN AS
                                                              VAN KAMPEN GROWTH FUND)
                                                              -----------------------
ASSETS
Investments, at cost........................................       $152,251,412
                                                                   ============
Investments, at value*......................................       $167,310,945
Interest and dividends receivable...........................             54,514
Receivable for investments sold.............................          1,995,157
Prepaid expenses............................................                703
                                                                   ------------
  Total Assets..............................................        169,361,319
                                                                   ------------

LIABILITIES
Payable for investments purchased...........................          2,346,099
Payable for return of collateral received...................         35,359,313
Manager fees payable........................................             89,758
Distribution fees payable...................................             25,793
Other accrued liabilities...................................             20,642
                                                                   ------------
  Total Liabilities.........................................         37,841,605
                                                                   ------------
NET ASSETS..................................................       $131,519,714
                                                                   ============
NET ASSETS CONSIST OF:
  Capital...................................................       $109,759,732
  Undistributed net investment income/(loss)................           (329,344)
  Net realized gains/(losses) on investment transactions....          7,029,793
  Net unrealized appreciation/(depreciation) on
     investments............................................         15,059,533
                                                                   ------------
NET ASSETS..................................................       $131,519,714
                                                                   ============
Shares of beneficial interest...............................         11,670,546
Net Asset Value (offering and redemption price per share)...       $      11.27
                                                                   ============

------------

*    Includes securities on loan of $36,600,977.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                  USAZ VAN KAMPEN
                                                                MID CAP GROWTH FUND
                                                                (FORMERLY KNOWN AS
                                                              VAN KAMPEN GROWTH FUND)
                                                              -----------------------
INVESTMENT INCOME:
Interest....................................................        $    55,731
Dividends...................................................            222,442
Income from securities lending..............................             85,056
                                                                    -----------
     Total Investment Income................................            363,229
                                                                    -----------
EXPENSES:
Manager fees................................................            450,564
Administration fees.........................................             44,078
Distribution fees...........................................            133,187
Audit fees..................................................              5,135
Custodian fees..............................................             14,258
Legal fees..................................................              7,340
Shareholder reports.........................................             10,225
Recoupment of prior expenses reimbursed by the Manager......             13,849
Other expenses..............................................             13,937
                                                                    -----------
     Total expenses.........................................            692,573
                                                                    -----------
NET INVESTMENT INCOME/(LOSS)................................           (329,344)
                                                                    -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investment transactions......          5,940,321
Change in unrealized appreciation/(depreciation) on
  investments...............................................         (1,624,533)
                                                                    -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...          4,315,788
                                                                    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............        $ 3,986,444
                                                                    ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ VAN KAMPEN
                                                               MID CAP GROWTH FUND (FORMERLY
                                                                    KNOWN AS VAN KAMPEN
                                                                       GROWTH FUND)
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2005             2004
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (329,344)    $   (510,429)
  Net realized gains/(losses) on investment transactions....       5,940,321        1,314,861
  Change in unrealized appreciation/(depreciation) on
     investments............................................      (1,624,533)      12,265,293
                                                                ------------     ------------
  Change in net assets from operations......................       3,986,444       13,069,725
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --       (2,218,887)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (2,218,887)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      46,655,351       41,587,951
  Proceeds from dividends reinvested........................              --        2,218,887
  Cost of shares redeemed...................................      (9,131,796)     (17,071,817)
                                                                ------------     ------------
  Change in net assets from capital transactions............      37,523,555       26,735,021
                                                                ------------     ------------
  Change in net assets......................................      41,509,999       37,585,859
NET ASSETS:
  Beginning of period.......................................      90,009,715       52,423,856
                                                                ------------     ------------
  End of period.............................................    $131,519,714     $ 90,009,715
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   (329,344)    $         --
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       4,318,050        4,164,100
  Dividends reinvested......................................              --          234,060
  Shares redeemed...........................................        (866,448)      (1,788,803)
                                                                ------------     ------------
  Change in shares..........................................       3,451,602        2,609,357
                                                                ============     ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
(FORMERLY KNOWN AS VAN KAMPEN GROWTH FUND)
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,     MAY 1, 2001 TO
                                                        JUNE 30,       ---------------------------    DECEMBER 31,
                                                          2005          2004      2003      2002        2001(A)
                                                    ----------------   -------   -------   -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  10.95       $  9.35   $  7.28   $  9.61      $ 10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         (0.03)        (0.06)    (0.05)    (0.02)       (0.03)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.35          1.99      2.12     (2.31)       (0.36)
                                                        --------       -------   -------   -------      -------
  Total from Investment Activities................          0.32          1.93      2.07     (2.33)       (0.39)
                                                        --------       -------   -------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..............................            --         (0.33)       --        --           --
                                                        --------       -------   -------   -------      -------
  Total Dividends.................................            --         (0.33)       --        --           --
                                                        --------       -------   -------   -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  11.27       $ 10.95   $  9.35   $  7.28      $  9.61
                                                        ========       =======   =======   =======      =======
TOTAL RETURN*(b)..................................          2.92%        21.23%    28.43%   (24.25)%      (3.90)%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $131,520       $90,010   $52,424   $19,053      $ 5,461
Net Investment Income/(Loss)(c)...................         (0.62)%       (0.77)%   (0.73)%   (0.50)%      (0.68)%
Expenses Before Waivers/ Reimbursements**(c)......          1.30%(d)      1.32%     1.48%     2.31%        4.46%
Expenses Net of Waivers/ Reimbursements(c)........          1.30%(d)      1.27%     1.20%     1.20%        1.20%
Portfolio Turnover Rate...........................         56.88%(e)    123.60%   229.34%   179.22%      103.16%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  Includes recoupment of prior expenses paid by the Manager.
(e)  On April 4, 2005, the USAZ Van Kampen Growth Fund became the
     USAZ Mid Cap Growth Fund.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
(FORMERLY KNOWN AS VAN KAMPEN GROWTH FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005
(UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ PEA Renaissance Fund, the USAZ PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Mid Cap Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Each Fund offers Class 1 and Class 2 shares. However, only Class 2 shares are currently available. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Mid Cap Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
(FORMERLY KNOWN AS VAN KAMPEN GROWTH FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz Advisers, LLC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz Advisers, LLC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2005, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   USAZ Van Kampen Mid Cap Growth Fund.........................  $37,729,066      $36,600,977

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio, and the non-cash collateral represented short term instruments from ANZ Bank at June 30, 2005. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
(FORMERLY KNOWN AS VAN KAMPEN GROWTH FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2005
(UNAUDITED)

  ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended June 30, 2005, the Manager fees of the Fund were based on a tiered structure for various net assets levels as follows: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775%, and over $500 million at 0.75%. The annual expense limit of the Fund was 1.30%.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2005, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Mid Cap Growth Fund.........................   $106,396     $97,578      $33,651

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent and fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion, and is subject to a complex minimum fee of $50,000 for each Fund and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2005, $3,452 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager, Administrator or fund counsel. Such Officers and Trustees receive no compensation for serving in their respective roles, except the Chief Compliance Officer. The Administrator provides a Chief Compliance Officer to the Funds, and is paid a fee of $100,000 per year for that service. For their service to the Trust, each non-interested trustees were paid $17,000 during the period ended June 30, 2005 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $4,331 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2005 purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Mid Cap Growth Fund.........................  $95,106,282   $59,321,347

OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.                     SANNRPT0605 8/05

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.


     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.  INCLUDED IN ITEM 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes occurred during the period.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.


         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      USAllianz Variable Insurance Products Trust
            -------------------------------------------------------------------------------------------------------
By (Signature and Title)*  /s/ Troy A. Sheets                          Troy A. Sheets, Treasurer
                         --------------------------------------------------------------------------------------------------

Date    September 6, 2005
    --------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Troy A. Sheets                          Troy A. Sheets, Treasurer
                         --------------------------------------------------------------------------------------------------

Date    September 6, 2005
    ---------------------------

By (Signature and Title)*  /s/ Jeffrey Kletti                          Jeffrey Kletti, President
                         -----------------------------------------------------------------------------------------------------------

Date    September 6, 2005
    ---------------------------


* Print the name and title of each signing officer under his or her signature.